UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

COLUMBIA DIVIDEND OPPORTUNITY FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Dividend Opportunity Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Dividend Opportunity Fund | Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.

Portfolio management

Grace Lee, CAIA

Lead Portfolio Manager

Managed Fund since 2020

Yan Jin

Portfolio Manager

Managed Fund since 2018

David King, CFA

Portfolio Manager

Managed Fund since 2018

Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	08/01/88	4.75	-4.19	6.94	7.43
Including sales charges		-1.28	-9.69	5.68	6.80
Advisor Class	11/08/12	4.92	-3.91	7.22	7.71
Class C Excluding sales charges	06/26/00	4.37	-4.89	6.15	6.64
Including sales charges		3.37	-5.78	6.15	6.64
Institutional Class	09/27/10	4.91	-3.92	7.23	7.70
Institutional 2 Class	08/01/08	4.94	-3.89	7.26	7.78
Institutional 3 Class	11/08/12	4.97	-3.84	7.32	7.83
Class R	08/01/08	4.62	-4.40	6.68	7.17
MSCI USA High Dividend Yield Index (Net)		5.83	-2.68	5.34	7.94
Russell 1000 Value Index		7.14	1.36	7.52	8.09

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Common Stocks	98.7
Convertible Bonds	0.6
Convertible Preferred Stocks	0.6
Money Market Funds	0.1

Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)
Communication Services	4.0
Consumer Discretionary	4.1
Consumer Staples	11.5
Energy	11.1
Financials	21.3
Health Care	15.8
Industrials	6.6
Information Technology	9.1
Materials	1.2
Real Estate	7.9
Utilities	7.4

Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Dividend Opportunity Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,047.50	1,020.00	5.12	5.05	1.00
Advisor Class	1,000.00	1,000.00	1,049.20	1,021.25	3.84	3.79	0.75
Class C	1,000.00	1,000.00	1,043.70	1,016.25	8.94	8.82	1.75
Institutional Class	1,000.00	1,000.00	1,049.10	1,021.25	3.84	3.79	0.75
Institutional 2 Class	1,000.00	1,000.00	1,049.40	1,021.40	3.69	3.64	0.72
Institutional 3 Class	1,000.00	1,000.00	1,049.70	1,021.65	3.43	3.39	0.67
Class R	1,000.00	1,000.00	1,046.20	1,018.75	6.39	6.31	1.25

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 4.0%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,362,300	22,573,311
Verizon Communications, Inc.	925,500	35,474,415

Total		58,047,726

Media 1.2%
Comcast Corp., Class A	619,700	25,959,233

Total Communication Services		84,006,959

Consumer Discretionary 4.0%
Automobiles 0.6%
Ford Motor Co.	1,216,500	12,481,290

Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	80,000	12,517,600
Restaurant Brands International, Inc.	160,000	11,372,800

Total		23,890,400

Household Durables 1.0%
Garmin Ltd.	98,400	12,028,416
Whirlpool Corp.	93,300	10,160,370

Total		22,188,786

Specialty Retail 1.3%
Home Depot, Inc. (The)	84,400	26,458,556

Total Consumer Discretionary		85,019,032

Consumer Staples 11.3%
Beverages 4.8%
Coca-Cola Co. (The)	818,400	47,827,296
PepsiCo, Inc.	315,000	53,011,350

Total		100,838,646

Food Products 1.6%
Bunge Global SA	103,700	11,393,519
Kraft Heinz Co. (The)	625,000	21,943,750

Total		33,337,269

Household Products 2.0%
Procter & Gamble Co. (The)	277,000	42,525,040

Personal Care Products 0.5%
Kenvue, Inc.	539,025	11,017,671

Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.4%
Altria Group, Inc.	358,500	15,071,340
Philip Morris International, Inc.	394,800	36,858,528

Total		51,929,868

Total Consumer Staples		239,648,494

Energy 11.0%
Oil, Gas & Consumable Fuels 11.0%
Chevron Corp.	387,200	55,601,920
ConocoPhillips Co.	348,800	40,310,816
EOG Resources, Inc.	209,500	25,783,165
Exxon Mobil Corp.	908,700	93,359,838
Valero Energy Corp.	139,000	17,425,040

Total		232,480,779

Total Energy		232,480,779

Financials 20.4%
Banks 12.7%
Bank of America Corp.	1,497,500	45,658,775
JPMorgan Chase & Co.	613,700	95,786,296
M&T Bank Corp.	132,700	17,008,159
New York Community Bancorp, Inc.	1,200,000	11,292,000
Truist Financial Corp.	680,500	21,871,270
U.S. Bancorp	774,000	29,504,880
Wells Fargo & Co.	1,090,000	48,603,100

Total		269,724,480

Capital Markets 5.8%
Ares Capital Corp.	568,000	11,257,760
BlackRock, Inc.	30,800	23,137,884
Blackstone, Inc.	203,900	22,912,243
Carlyle Group, Inc. (The)	300,100	10,287,428
CME Group, Inc.	92,000	20,089,120
Goldman Sachs Group, Inc. (The)	103,300	35,281,082

Total		122,965,517

Insurance 1.3%
MetLife, Inc.	424,500	27,010,935

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Dividend Opportunity Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Starwood Property Trust, Inc.	603,500	11,991,545

Total Financials		431,692,477

Health Care 15.6%
Biotechnology 4.2%
AbbVie, Inc.	394,000	56,101,660
Amgen, Inc.	125,000	33,705,000

Total		89,806,660

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	331,000	11,942,480
Medtronic PLC	435,500	34,522,085

Total		46,464,565

Health Care Providers & Services 1.8%
Cardinal Health, Inc.	104,000	11,136,320
CVS Health Corp.	395,000	26,840,250

Total		37,976,570

Pharmaceuticals 7.4%
Bristol-Myers Squibb Co.	451,400	22,290,132
Johnson & Johnson	432,700	66,921,382
Merck & Co., Inc.	650,000	66,612,000

Total		155,823,514

Total Health Care		330,071,309

Industrials 6.5%
Aerospace & Defense 2.0%
Lockheed Martin Corp.	42,700	19,119,779
RTX Corp.	272,500	22,203,300

Total		41,323,079

Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	196,000	29,715,560

Building Products 0.6%
Johnson Controls International PLC	253,500	13,384,800

Ground Transportation 0.6%
Union Pacific Corp.	60,000	13,516,200

Machinery 1.9%
AGCO Corp.	87,700	9,956,581

Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	196,000	17,996,720
Stanley Black & Decker, Inc.	122,000	11,089,800

Total		39,043,101

Total Industrials		136,982,740

Information Technology 9.0%
Communications Equipment 2.3%
Cisco Systems, Inc.	980,700	47,446,266

Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	543,200	15,475,768

IT Services 1.8%
International Business Machines Corp.	243,800	38,656,928

Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	30,500	28,234,765
QUALCOMM, Inc.	139,000	17,937,950
Texas Instruments, Inc.	167,000	25,502,570

Total		71,675,285

Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Inc.	213,000	16,160,310

Total Information Technology		189,414,557

Materials 1.2%
Chemicals 0.7%
Dow, Inc.	302,800	15,669,900

Metals & Mining 0.5%
Newmont Corp.	258,500	10,389,115

Total Materials		26,059,015

Real Estate 7.8%
Health Care REITs 1.0%
Welltower, Inc.	241,400	21,508,740

Industrial REITs 1.6%
Prologis, Inc.	300,000	34,479,000

Office REITs 0.6%
Boston Properties, Inc.	236,000	13,435,480

Residential REITs 1.5%
AvalonBay Communities, Inc.	85,100	14,717,194
Invitation Homes, Inc.	492,000	16,413,120

Total		31,130,314

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Simon Property Group, Inc.	149,000	18,608,610

Specialized REITs 2.2%
American Tower Corp.	132,400	27,642,472
Digital Realty Trust, Inc.	130,800	18,152,424

Total		45,794,896

Total Real Estate		164,957,040

Utilities 7.3%
Electric Utilities 5.7%
American Electric Power Co., Inc.	266,600	21,208,030
Edison International	321,200	21,517,188
Entergy Corp.	214,300	21,732,163
NextEra Energy, Inc.	418,300	24,474,733
Southern Co. (The)	438,500	31,124,730

Total		120,056,844

Independent Power and Renewable Electricity Producers 0.5%
Vistra Corp.	328,100	11,618,021

Multi-Utilities 1.1%
DTE Energy Co.	215,000	22,383,650

Total Utilities		154,058,515

Total Common Stocks (Cost $1,723,768,194)		2,074,390,917

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
Western Digital Corp.(a) 11/15/2028	3.000%	10,100,000	11,554,400

Total Convertible Bonds (Cost $10,100,000)			11,554,400

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Financials 0.6%
Financial Services 0.6%
Apollo Global Management, Inc.	6.750%	235,000	13,019,000

Total Financials			13,019,000

Total Convertible Preferred Stocks (Cost $11,750,000)			13,019,000

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	2,572,121	2,571,606

Total Money Market Funds (Cost $2,571,558)		2,571,606

Total Investments in Securities (Cost: $1,748,189,752)		2,101,535,923

Other Assets & Liabilities, Net		13,482,608

Net Assets		2,115,018,531

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $11,554,400, which represents 0.55% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	310,059	171,208,512	(168,947,009)	44	2,571,606	605	183,240	2,572,121

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Dividend Opportunity Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	84,006,959	—	—	84,006,959
Consumer Discretionary	85,019,032	—	—	85,019,032
Consumer Staples	239,648,494	—	—	239,648,494
Energy	232,480,779	—	—	232,480,779
Financials	431,692,477	—	—	431,692,477
Health Care	330,071,309	—	—	330,071,309
Industrials	136,982,740	—	—	136,982,740
Information Technology	189,414,557	—	—	189,414,557
Materials	26,059,015	—	—	26,059,015
Real Estate	164,957,040	—	—	164,957,040
Utilities	154,058,515	—	—	154,058,515

Total Common Stocks	2,074,390,917	—	—	2,074,390,917

Convertible Bonds	—	11,554,400	—	11,554,400
Convertible Preferred Stocks
Financials	—	13,019,000	—	13,019,000

Total Convertible Preferred Stocks	—	13,019,000	—	13,019,000

Money Market Funds	2,571,606	—	—	2,571,606

Total Investments in Securities	2,076,962,523	24,573,400	—	2,101,535,923

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,745,618,194)	$2,098,964,317
Affiliated issuers (cost $2,571,558)	2,571,606
Receivable for:
Investments sold	6,542,687
Capital shares sold	508,260
Dividends	8,736,954
Interest	23,567
Foreign tax reclaims	1,313,848
Prepaid expenses	17,093
Other assets	10,096

Total assets	2,118,688,428

Liabilities
Payable for:
Capital shares redeemed	3,055,465
Management services fees	36,927
Distribution and/or service fees	10,197
Transfer agent fees	205,645
Trustees’ fees	282,927
Compensation of chief compliance officer	218
Other expenses	78,518

Total liabilities	3,669,897

Net assets applicable to outstanding capital stock	$2,115,018,531

Represented by
Paid in capital	1,734,823,242
Total distributable earnings (loss)	380,195,289

Total—representing net assets applicable to outstanding capital stock	$2,115,018,531

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Dividend Opportunity Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$1,136,740,058
Shares outstanding	33,636,375
Net asset value per share	$33.79
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$35.85
Advisor Class
Net assets	$79,354,019
Shares outstanding	2,279,799
Net asset value per share	$34.81
Class C
Net assets	$72,181,634
Shares outstanding	2,211,194
Net asset value per share	$32.64
Institutional Class
Net assets	$542,397,814
Shares outstanding	15,933,888
Net asset value per share	$34.04
Institutional 2 Class
Net assets	$117,196,927
Shares outstanding	3,430,890
Net asset value per share	$34.16
Institutional 3 Class
Net assets	$130,307,040
Shares outstanding	3,727,850
Net asset value per share	$34.96
Class R
Net assets	$36,841,039
Shares outstanding	1,090,788
Net asset value per share	$33.77

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	11

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$43,686,866
Dividends — affiliated issuers	183,240
Interest	23,567
Foreign taxes withheld	(49,823)

Total income	43,843,850

Expenses:
Management services fees	7,124,800
Distribution and/or service fees
Class A	1,478,698
Class C	394,664
Class R	95,640
Transfer agent fees
Class A	548,050
Advisor Class	40,247
Class C	36,561
Institutional Class	267,584
Institutional 2 Class	35,586
Institutional 3 Class	4,849
Class R	17,723
Trustees’ fees	24,017
Custodian fees	7,929
Printing and postage fees	61,302
Registration fees	68,170
Accounting services fees	17,201
Legal fees	22,080
Compensation of chief compliance officer	218
Other	23,493

Total expenses	10,268,812

Expense reduction	(80)

Total net expenses	10,268,732

Net investment income	33,575,118

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,168,462
Investments — affiliated issuers	605
Foreign currency translations	(1,027)

Net realized gain	12,168,040
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	60,248,644
Investments — affiliated issuers	44
Foreign currency translations	27,925

Net change in unrealized appreciation (depreciation)	60,276,613

Net realized and unrealized gain	72,444,653

Net increase in net assets resulting from operations	$106,019,771

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Dividend Opportunity Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$33,575,118	$73,099,752
Net realized gain	12,168,040	6,412,407
Net change in unrealized appreciation (depreciation)	60,276,613	(267,220,343)

Net increase (decrease) in net assets resulting from operations	106,019,771	(187,708,184)

Distributions to shareholders
Net investment income and net realized gains
Class A	(18,003,624)	(97,484,621)
Advisor Class	(1,432,616)	(7,839,120)
Class C	(936,964)	(6,374,852)
Institutional Class	(9,553,260)	(47,955,816)
Institutional 2 Class	(1,990,224)	(8,679,446)
Institutional 3 Class	(2,504,544)	(13,987,462)
Class R	(532,085)	(2,851,861)

Total distributions to shareholders	(34,953,317)	(185,173,178)

Increase (decrease) in net assets from capital stock activity	(211,394,869)	121,884,398

Total decrease in net assets	(140,328,415)	(250,996,964)
Net assets at beginning of period	2,255,346,946	2,506,343,910

Net assets at end of period	$2,115,018,531	$2,255,346,946

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	532,856	18,004,924	2,602,188	91,965,188
Distributions reinvested	521,677	17,610,015	2,717,498	95,309,534
Shares redeemed	(3,424,625)	(115,389,456)	(5,660,192)	(198,426,011)

Net decrease	(2,370,092)	(79,774,517)	(340,506)	(11,151,289)

Advisor Class
Shares sold	247,226	8,597,568	723,968	26,284,348
Distributions reinvested	41,039	1,425,993	216,769	7,810,840
Shares redeemed	(803,272)	(27,656,396)	(1,036,445)	(37,023,294)

Net decrease	(515,007)	(17,632,835)	(95,708)	(2,928,106)

Class C
Shares sold	82,328	2,699,033	661,727	22,773,103
Distributions reinvested	28,420	928,200	185,546	6,314,487
Shares redeemed	(454,288)	(14,758,674)	(845,993)	(28,656,405)

Net increase (decrease)	(343,540)	(11,131,441)	1,280	431,185

Institutional Class
Shares sold	1,289,438	43,823,156	5,208,749	185,738,456
Distributions reinvested	264,519	8,990,185	1,281,313	45,197,406
Shares redeemed	(3,458,407)	(117,678,033)	(4,151,743)	(145,777,039)

Net increase (decrease)	(1,904,450)	(64,864,692)	2,338,319	85,158,823

Institutional 2 Class
Shares sold	235,821	8,126,820	1,143,181	40,246,582
Distributions reinvested	51,600	1,759,516	210,381	7,444,413
Shares redeemed	(400,520)	(13,522,319)	(995,202)	(35,390,328)

Net increase (decrease)	(113,099)	(3,635,983)	358,360	12,300,667

Institutional 3 Class
Shares sold	536,526	18,891,961	2,720,494	97,575,046
Distributions reinvested	65,653	2,290,919	363,220	13,158,018
Shares redeemed	(1,559,364)	(54,163,820)	(2,102,212)	(75,719,910)

Net increase (decrease)	(957,185)	(32,980,940)	981,502	35,013,154

Class R
Shares sold	77,857	2,634,736	209,357	7,394,455
Distributions reinvested	15,718	530,488	81,046	2,843,366
Shares redeemed	(135,226)	(4,539,685)	(206,025)	(7,177,857)

Net increase (decrease)	(41,651)	(1,374,461)	84,378	3,059,964

Total net increase (decrease)	(6,245,024)	(211,394,869)	3,327,625	121,884,398

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Dividend Opportunity Fund | Semiannual Report 2023

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Columbia Dividend Opportunity Fund | Semiannual Report 2023	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$32.75	0.50		1.05	1.55	(0.51)	—	(0.51)
Year Ended 5/31/2023	$38.28	1.04	(d)	(3.86)	(2.82)	(1.02)	(1.69)	(2.71)
Year Ended 5/31/2022	$39.82	1.04		2.32	3.36	(1.05)	(3.85)	(4.90)
Year Ended 5/31/2021(f)	$30.78	1.01		9.43	10.44	(1.12)	(0.28)	(1.40)
Year Ended 5/31/2020(f)	$35.23	1.20		(1.17)	0.03	(1.12)	(3.36)	(4.48)
Year Ended 5/31/2019(f)	$38.24	1.08		0.15	1.23	(1.24)	(3.00)	(4.24)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$33.71	0.55		1.10	1.65	(0.55)	—	(0.55)
Year Ended 5/31/2023	$39.33	1.16	(d)	(3.97)	(2.81)	(1.12)	(1.69)	(2.81)
Year Ended 5/31/2022	$40.78	1.17		2.38	3.55	(1.15)	(3.85)	(5.00)
Year Ended 5/31/2021(f)	$31.49	1.12		9.65	10.77	(1.20)	(0.28)	(1.48)
Year Ended 5/31/2020(f)	$35.96	1.32		(1.23)	0.09	(1.20)	(3.36)	(4.56)
Year Ended 5/31/2019(f)	$38.94	1.20		0.14	1.34	(1.32)	(3.00)	(4.32)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$31.64	0.35		1.03	1.38	(0.38)	—	(0.38)
Year Ended 5/31/2023	$37.06	0.75	(d)	(3.73)	(2.98)	(0.75)	(1.69)	(2.44)
Year Ended 5/31/2022	$38.69	0.72		2.25	2.97	(0.75)	(3.85)	(4.60)
Year Ended 5/31/2021(f)	$29.93	0.74		9.18	9.92	(0.88)	(0.28)	(1.16)
Year Ended 5/31/2020(f)	$34.34	0.92		(1.13)	(0.21)	(0.84)	(3.36)	(4.20)
Year Ended 5/31/2019(f)	$37.37	0.80		0.13	0.93	(0.96)	(3.00)	(3.96)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$32.98	0.54		1.07	1.61	(0.55)	—	(0.55)
Year Ended 5/31/2023	$38.54	1.13	(d)	(3.88)	(2.75)	(1.12)	(1.69)	(2.81)
Year Ended 5/31/2022	$40.06	1.15		2.33	3.48	(1.15)	(3.85)	(5.00)
Year Ended 5/31/2021(f)	$30.95	1.10		9.49	10.59	(1.20)	(0.28)	(1.48)
Year Ended 5/31/2020(f)	$35.42	1.28		(1.19)	0.09	(1.20)	(3.36)	(4.56)
Year Ended 5/31/2019(f)	$38.42	1.20		0.12	1.32	(1.32)	(3.00)	(4.32)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$33.09	0.55		1.08	1.63	(0.56)	—	(0.56)
Year Ended 5/31/2023	$38.66	1.15	(d)	(3.90)	(2.75)	(1.13)	(1.69)	(2.82)
Year Ended 5/31/2022	$40.18	1.17		2.33	3.50	(1.17)	(3.85)	(5.02)
Year Ended 5/31/2021(f)	$31.04	1.12		9.52	10.64	(1.22)	(0.28)	(1.50)
Year Ended 5/31/2020(f)	$35.50	1.32		(1.18)	0.14	(1.24)	(3.36)	(4.60)
Year Ended 5/31/2019(f)	$38.49	1.20		0.17	1.37	(1.36)	(3.00)	(4.36)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Dividend Opportunity Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a), (b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$33.79	4.75%	1.00%		1.00	%(c)	2.93%		22%	$1,136,740
Year Ended 5/31/2023	$32.75	(7.70%)	1.00	%(e)	1.00	%(c),(e)	2.95	%(d)	52%	$1,179,047
Year Ended 5/31/2022	$38.28	9.04%	0.99	%(e)	0.99	%(c),(e)	2.64%		41%	$1,391,270
Year Ended 5/31/2021(f)	$39.82	34.85%	1.01%		1.01	%(c)	2.98%		51%	$1,375,445
Year Ended 5/31/2020(f)	$30.78	(0.90%)	1.00%		1.00	%(c)	3.44%		47%	$1,179,625
Year Ended 5/31/2019(f)	$35.23	3.47%	0.99%		0.99	%(c)	2.92%		66%	$1,424,224
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$34.81	4.92%	0.75%		0.75	%(c)	3.17%		22%	$79,354
Year Ended 5/31/2023	$33.71	(7.49%)	0.75	%(e)	0.75	%(c),(e)	3.20	%(d)	52%	$94,218
Year Ended 5/31/2022	$39.33	9.32%	0.74	%(e)	0.74	%(c),(e)	2.89%		41%	$113,675
Year Ended 5/31/2021(f)	$40.78	35.31%	0.76%		0.76	%(c)	3.23%		51%	$108,945
Year Ended 5/31/2020(f)	$31.49	(0.74%)	0.75%		0.75	%(c)	3.72%		47%	$79,477
Year Ended 5/31/2019(f)	$35.96	3.77%	0.74%		0.74	%(c)	3.18%		66%	$82,497
Class C
Six Months Ended 11/30/2023 (Unaudited)	$32.64	4.37%	1.75%		1.75	%(c)	2.17%		22%	$72,182
Year Ended 5/31/2023	$31.64	(8.41%)	1.75	%(e)	1.75	%(c),(e)	2.20	%(d)	52%	$80,832
Year Ended 5/31/2022	$37.06	8.21%	1.74	%(e)	1.74	%(c),(e)	1.89%		41%	$94,620
Year Ended 5/31/2021(f)	$38.69	34.05%	1.76%		1.76	%(c)	2.26%		51%	$104,339
Year Ended 5/31/2020(f)	$29.93	(1.67%)	1.75%		1.75	%(c)	2.68%		47%	$163,439
Year Ended 5/31/2019(f)	$34.34	2.64%	1.74%		1.74	%(c)	2.18%		66%	$219,222
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$34.04	4.91%	0.75%		0.75	%(c)	3.18%		22%	$542,398
Year Ended 5/31/2023	$32.98	(7.48%)	0.75	%(e)	0.75	%(c),(e)	3.20	%(d)	52%	$588,310
Year Ended 5/31/2022	$38.54	9.32%	0.74	%(e)	0.74	%(c),(e)	2.89%		41%	$597,311
Year Ended 5/31/2021(f)	$40.06	35.26%	0.76%		0.76	%(c)	3.23%		51%	$572,007
Year Ended 5/31/2020(f)	$30.95	(0.63%)	0.75%		0.75	%(c)	3.68%		47%	$510,928
Year Ended 5/31/2019(f)	$35.42	3.71%	0.74%		0.74	%(c)	3.18%		66%	$647,702
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$34.16	4.94%	0.72%		0.72%		3.22%		22%	$117,197
Year Ended 5/31/2023	$33.09	(7.44%)	0.71	%(e)	0.70	%(e)	3.24	%(d)	52%	$117,286
Year Ended 5/31/2022	$38.66	9.35%	0.70	%(e)	0.69	%(e)	2.94%		41%	$123,165
Year Ended 5/31/2021(f)	$40.18	35.37%	0.72%		0.71%		3.29%		51%	$134,775
Year Ended 5/31/2020(f)	$31.04	(0.69%)	0.71%		0.70%		3.76%		47%	$112,602
Year Ended 5/31/2019(f)	$35.50	3.87%	0.70%		0.69%		3.22%		66%	$116,907

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	17

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$33.85	0.57		1.11	1.68	(0.57)	—	(0.57)
Year Ended 5/31/2023	$39.48	1.20	(d)	(3.99)	(2.79)	(1.15)	(1.69)	(2.84)
Year Ended 5/31/2022	$40.92	1.21		2.39	3.60	(1.19)	(3.85)	(5.04)
Year Ended 5/31/2021(f)	$31.59	1.16		9.68	10.84	(1.23)	(0.28)	(1.51)
Year Ended 5/31/2020(f)	$36.06	1.36		(1.23)	0.13	(1.24)	(3.36)	(4.60)
Year Ended 5/31/2019(f)	$39.03	1.24		0.15	1.39	(1.36)	(3.00)	(4.36)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$32.73	0.45		1.06	1.51	(0.47)	—	(0.47)
Year Ended 5/31/2023	$38.25	0.95	(d)	(3.85)	(2.90)	(0.93)	(1.69)	(2.62)
Year Ended 5/31/2022	$39.79	0.94		2.32	3.26	(0.95)	(3.85)	(4.80)
Year Ended 5/31/2021(f)	$30.76	0.92		9.43	10.35	(1.04)	(0.28)	(1.32)
Year Ended 5/31/2020(f)	$35.20	1.12		(1.16)	(0.04)	(1.04)	(3.36)	(4.40)
Year Ended 5/31/2019(f)	$38.20	1.00		0.12	1.12	(1.12)	(3.00)	(4.12)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)

Net investment income per share includes European Union tax reclaims which amounted to less than $0.01 per share. Excluding this amount, the ratio of net investment income to average net assets would have been lower by 0.01%.

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Columbia Dividend Opportunity Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$34.96	4.97%	0.67%		0.67%		3.25%		22%	$130,307
Year Ended 5/31/2023	$33.85	(7.41%)	0.66	%(e)	0.66	%(e)	3.30	%(d)	52%	$158,595
Year Ended 5/31/2022	$39.48	9.42%	0.65	%(e)	0.65	%(e)	2.97%		41%	$146,214
Year Ended 5/31/2021(f)	$40.92	35.36%	0.67%		0.66%		3.33%		51%	$145,247
Year Ended 5/31/2020(f)	$31.59	(0.63%)	0.66%		0.65%		3.83%		47%	$112,370
Year Ended 5/31/2019(f)	$36.06	3.87%	0.65%		0.64%		3.28%		66%	$112,951
Class R
Six Months Ended 11/30/2023 (Unaudited)	$33.77	4.62%	1.25%		1.25	%(c)	2.68%		22%	$36,841
Year Ended 5/31/2023	$32.73	(7.93%)	1.25	%(e)	1.25	%(c),(e)	2.70	%(d)	52%	$37,060
Year Ended 5/31/2022	$38.25	8.76%	1.24	%(e)	1.24	%(c),(e)	2.39%		41%	$40,089
Year Ended 5/31/2021(f)	$39.79	34.60%	1.26%		1.26	%(c)	2.73%		51%	$39,905
Year Ended 5/31/2020(f)	$30.76	(1.19%)	1.25%		1.25	%(c)	3.21%		47%	$33,516
Year Ended 5/31/2019(f)	$35.20	3.21%	1.24%		1.24	%(c)	2.67%		66%	$38,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	19

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The

20	Columbia Dividend Opportunity Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	21

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

22	Columbia Dividend Opportunity Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.64% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $80.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $788,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	149,054
Class C	—	1.00	(b)	1,986

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

24	Columbia Dividend Opportunity Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

Fee rate(s) contractual through September 30, 2024
Class A	1.06%
Advisor Class	0.81
Class C	1.81
Institutional Class	0.81
Institutional 2 Class	0.78
Institutional 3 Class	0.73
Class R	1.31

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,748,190,000	403,408,000	(50,062,000)	353,346,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	25

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $483,235,717 and $696,796,267, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

26	Columbia Dividend Opportunity Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 9. Significant risks

Financial sector risk

The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 52.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

28	Columbia Dividend Opportunity Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Dividend Opportunity Fund | Semiannual Report 2023	29

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

30	Columbia Dividend Opportunity Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Dividend Opportunity Fund | Semiannual Report 2023	31

Columbia Dividend Opportunity Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR140_05_P01_(01/24)

COLUMBIA HIGH YIELD BOND FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured ● No Financial Institution Guarantee ● May Lose Value

If you elect to receive the shareholder report for Columbia High Yield Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia High Yield Bond Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Portfolio management Brian Lavin, CFA Lead Portfolio Manager Managed Fund since 2010 Daniel DeYoung Portfolio Manager Managed Fund since 2019	Average annual total returns (%) (for the period ended November 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
	Class A Excluding sales charges	12/08/83	4.99	7.19	3.89	3.69
	Including sales charges		0.04	2.08	2.87	3.18
	Advisor Class	12/11/06	5.11	7.45	4.12	3.94
	Class C Excluding sales charges	06/26/00	4.51	6.40	3.05	2.93
	Including sales charges		3.51	5.40	3.05	2.93
	Institutional Class	09/27/10	5.02	7.46	4.13	3.94
	Institutional 2 Class	12/11/06	5.06	7.54	4.22	3.99
	Institutional 3 Class	11/08/12	5.08	7.59	4.24	4.10
	Class R	12/11/06	4.75	6.92	3.62	3.42
	ICE BofA U.S. Cash Pay High Yield Constrained Index		5.51	8.55	3.98	4.18

Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

The ICE BofA U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market. Effective July 1, 2022, the ICE BofA U.S. Cash Pay High Yield Constrained Index includes transaction costs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia High Yield Bond Fund  |  Semiannual Report 2023 3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Convertible Bonds	1.5
Corporate Bonds & Notes	91.7
Foreign Government Obligations	0.7
Money Market Funds	2.6
Senior Loans	3.5

Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at November 30, 2023)
BBB rating	3.2
BB rating	41.2
B rating	42.5
CCC rating	11.8
Not rated	1.3

Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4    Columbia High Yield Bond Fund  |  Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.90	1,020.05	5.07	5.00	0.99
Advisor Class	1,000.00	1,000.00	1,051.10	1,021.30	3.79	3.74	0.74
Class C	1,000.00	1,000.00	1,045.10	1,016.30	8.90	8.77	1.74
Institutional Class	1,000.00	1,000.00	1,050.20	1,021.30	3.79	3.74	0.74
Institutional 2 Class	1,000.00	1,000.00	1,050.60	1,021.65	3.43	3.39	0.67
Institutional 3 Class	1,000.00	1,000.00	1,050.80	1,021.90	3.18	3.13	0.62
Class R	1,000.00	1,000.00	1,047.50	1,018.80	6.35	6.26	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Convertible Bonds 1.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%

DISH Network Corp. Subordinated 08/15/2026	3.375%	23,608,000	10,682,615

Electric 0.6%

NextEra Energy Partners LP(a)
06/15/2026	2.500%	9,254,936	8,093,441

Total Convertible Bonds (Cost $28,273,291)			18,776,056

Corporate Bonds & Notes 89.4%

Aerospace & Defense 1.8%

Bombardier, Inc.(a)
04/15/2027	7.875%	2,369,000	2,371,239

Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	1,797,000	1,943,303
11/15/2030	9.750%	1,644,000	1,730,759

TransDigm, Inc.(a)
03/15/2026	6.250%	13,968,000	13,879,431
08/15/2028	6.750%	3,208,000	3,217,954

Total			23,142,686

Airlines 2.3%

American Airlines, Inc.(a),(b)
05/15/2029	8.500%	1,004,000	1,035,687

American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	11,747,905	11,566,412
04/20/2029	5.750%	6,133,691	5,871,309

Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,126,520	4,084,497

Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	6,648,962	6,612,221

Total			29,170,126

Automotive 2.2%

American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,716,000	1,691,834
04/01/2027	6.500%	203,000	196,225

Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,275,124

Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,261,000	1,257,629
11/01/2024	4.063%	1,261,000	1,231,255
06/16/2025	5.125%	1,781,000	1,741,444
11/13/2025	3.375%	4,360,000	4,107,712
01/08/2026	4.389%	2,745,000	2,632,371

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/17/2027	4.125%	4,394,000	4,060,643
11/04/2027	7.350%	2,400,000	2,469,206

IHO Verwaltungs GmbH(a),(c)
09/15/2026	4.750%	770,000	721,885

Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,377,396

ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,761,483

Total			28,524,207

Banking 0.2%

Ally Financial, Inc.
05/21/2024	3.875%	1,021,000	1,008,939

Subordinated
11/20/2025	5.750%	1,799,000	1,766,297

Total			2,775,236

Brokerage/Asset Managers/Exchanges 2.1%

AG Issuer LLC(a)
03/01/2028	6.250%	117,000	113,362

AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,036,000	5,228,094

Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,978,000	3,101,195

Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,460,000	1,233,013

Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	3,531,889

NFP Corp.(a)
08/15/2028	4.875%	4,122,000	3,777,403
08/15/2028	6.875%	5,085,000	4,529,673
10/01/2030	7.500%	3,974,000	3,942,872
10/01/2031	8.500%	1,579,000	1,629,406

Total			27,086,907

Building Materials 1.7%

American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,043,000	5,559,803

Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,097,514
08/01/2030	6.500%	1,564,000	1,562,641

Interface, Inc.(a)
12/01/2028	5.500%	551,000	494,920

SRS Distribution, Inc.(a)
07/01/2028	4.625%	5,453,000	4,991,232
12/01/2029	6.000%	3,708,000	3,245,009

The accompanying Notes to Financial Statements are an integral part of this statement.

6    Columbia High Yield Bond Fund  |  Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Summit Materials LLC /Finance Corp.(a),(b)
01/15/2031	7.250%	2,330,000	2,330,000

White Cap Buyer LLC(a)
10/15/2028	6.875%	1,687,000	1,544,157

Total			21,825,276

Cable and Satellite 5.5%

CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	6,200,000	5,750,207
03/01/2030	4.750%	11,138,000	9,750,014
08/15/2030	4.500%	4,484,000	3,846,846
02/01/2032	4.750%	4,106,000	3,448,209

CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	850,000	663,362

CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,455,770
12/01/2030	4.625%	4,665,000	2,576,084
02/15/2031	3.375%	14,476,000	9,934,515

DISH DBS Corp.
06/01/2029	5.125%	4,941,000	2,254,655

Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,572,000	1,169,699

Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,081,814
07/15/2028	4.000%	2,140,000	1,913,368
07/01/2030	4.125%	6,167,000	5,226,995

Videotron Ltd.(a)
06/15/2029	3.625%	3,504,000	3,072,280

Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	6,144,927

VZ Secured Financing BV(a)
01/15/2032	5.000%	7,667,000	6,276,717

Ziggo Bond Co. BV(a)
02/28/2030	5.125%	4,530,000	3,538,254

Ziggo BV(a)
01/15/2030	4.875%	776,000	663,929

Total			70,767,645

Chemicals 4.0%

Ashland LLC(a)
09/01/2031	3.375%	2,755,000	2,239,757

Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,178,028

Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,043,072

Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,681,529

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,257,391

HB Fuller Co.
10/15/2028	4.250%	3,105,000	2,789,368

Herens Holdco Sarl(a)
05/15/2028	4.750%	4,046,000	3,138,124

INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,792,000	2,893,512

Ingevity Corp.(a)
11/01/2028	3.875%	4,387,000	3,742,545

Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	2,984,349

Iris Holdings, Inc.(a),(c)
02/15/2026	8.750%	2,366,000	2,007,967

Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	4,186,000	3,636,531
11/15/2028	9.750%	5,221,000	5,382,818

SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,496,245

Tronox, Inc.(a)
03/15/2029	4.625%	436,000	370,395

WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,545,751
08/15/2029	5.625%	4,924,000	4,145,067
03/01/2031	7.375%	832,000	811,639

Total			51,344,088

Construction Machinery 1.0%

H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	10,696,000	9,478,121

Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	1,973,599

Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	707,357
03/15/2031	7.750%	824,000	855,195

Total			13,014,272

Consumer Cyclical Services 2.0%

APX Group, Inc.(a)
02/15/2027	6.750%	2,620,000	2,591,312

Arches Buyer, Inc.(a)
06/01/2028	4.250%	5,763,000	5,023,161
12/01/2028	6.125%	3,435,000	2,944,700

Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	986,341
06/01/2028	4.625%	2,144,000	1,998,237
02/15/2029	5.625%	1,076,000	1,024,975

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
08/15/2029	4.500%	12,548,000	11,575,212

Total			26,143,938

Consumer Products 1.5%

Acushnet Co.(a)
10/15/2028	7.375%	607,000	622,875

CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	6,240,000	6,041,321

Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,689,492

Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,091,154

Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,368,662

Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	2,575,000	2,092,728
02/01/2032	4.375%	840,000	667,186

Spectrum Brands, Inc.(a)
10/01/2029	5.000%	3,461,000	3,208,588
07/15/2030	5.500%	1,211,000	1,130,010
03/15/2031	3.875%	1,005,000	857,382

Total			19,769,398

Diversified Manufacturing 1.7%

Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,856,679

Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	2,626,000	2,619,653

Madison IAQ LLC(a)
06/30/2028	4.125%	3,229,000	2,867,962
06/30/2029	5.875%	2,861,000	2,392,061

Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,630,102

Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	537,102

Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,066,526

WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,209,883
06/15/2028	7.250%	4,147,000	4,214,910

Total			21,394,878

Electric 4.3%

Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,493,174
02/15/2031	3.750%	12,301,000	10,340,165
01/15/2032	3.750%	5,451,000	4,368,000

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	2,349,000	1,980,275

NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,822,000	4,450,599

NRG Energy, Inc.(a)
06/15/2029	5.250%	10,275,000	9,591,420
02/15/2031	3.625%	958,000	786,712

Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,341,411

PG&E Corp.
07/01/2028	5.000%	1,245,000	1,184,323

TerraForm Power Operating LLC(a)
01/31/2028	5.000%	5,584,000	5,294,960
01/15/2030	4.750%	4,435,000	3,993,589

Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,125,155
02/15/2027	5.625%	2,638,000	2,572,878
07/31/2027	5.000%	1,538,000	1,465,060
10/15/2031	7.750%	3,225,000	3,305,185

Total			55,292,906

Environmental 1.2%

Clean Harbors, Inc.(a)
02/01/2031	6.375%	513,000	508,908

GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,418,194
08/01/2025	3.750%	2,894,000	2,801,555
12/15/2026	5.125%	1,282,000	1,243,742

GFL Environmental, Inc.(a),(b)
01/15/2031	6.750%	1,897,000	1,913,599

Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,108,000	6,706,031

Total			15,592,029

Finance Companies 2.3%

Navient Corp.
06/25/2025	6.750%	4,810,000	4,844,837
03/15/2031	11.500%	2,144,000	2,305,375

OneMain Finance Corp.
01/15/2029	9.000%	1,870,000	1,931,372
09/15/2030	4.000%	2,692,000	2,191,960

Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,497,000	4,070,054

Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,146,000	1,890,566
03/01/2031	3.875%	4,163,000	3,519,823

Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	10,010,000	8,088,146

The accompanying Notes to Financial Statements are an integral part of this statement.

8    Columbia High Yield Bond Fund  |  Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	746,000	745,851
11/15/2029	5.375%	294,000	264,716

United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	191,000	170,850

Total			30,023,550

Food and Beverage 2.8%

Darling Ingredients, Inc.(a)
04/15/2027	5.250%	3,562,000	3,460,591
06/15/2030	6.000%	2,566,000	2,478,444

FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	11,764,000	11,425,552

Post Holdings, Inc.(a)
03/01/2027	5.750%	2,444,000	2,402,317
01/15/2028	5.625%	1,020,000	992,408
04/15/2030	4.625%	2,626,000	2,345,831

Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,445,703

Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,132,000	4,259,560

Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,385,000	2,898,568

US Foods, Inc.(a)
09/15/2028	6.875%	1,612,000	1,634,040
01/15/2032	7.250%	1,499,000	1,532,986

Total			35,876,000

Gaming 3.1%

Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,793,462

Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,164,500

Churchill Downs, Inc.(a)
05/01/2031	6.750%	1,529,000	1,502,214

Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	4,018,000	3,999,013
07/01/2025	6.250%	5,031,000	5,004,135
07/01/2027	8.125%	8,191,000	8,341,338

International Game Technology PLC(a)
02/15/2025	6.500%	751,000	750,250
04/15/2026	4.125%	1,892,000	1,804,577

Light & Wonder International, Inc.(a)
09/01/2031	7.500%	684,000	694,282

Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	4,686,438

Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,558,000	4,081,670

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,221,471

Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	592,000	584,389

Total			40,627,739

Health Care 6.1%

180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	918,678

Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	577,669
04/15/2029	5.000%	3,719,000	3,468,271

AdaptHealth LLC(a)
03/01/2030	5.125%	2,924,000	2,327,702

Avantor Funding, Inc.(a)
11/01/2029	3.875%	7,225,000	6,400,256

Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,628,922

Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	1,355,000	1,280,053
04/01/2030	3.500%	4,085,000	3,416,947

Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	993,206
03/15/2029	3.750%	1,397,000	1,244,349
03/15/2031	4.000%	1,596,000	1,390,210

CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	3,434,000	2,026,060
05/15/2030	5.250%	7,800,000	6,171,357
02/15/2031	4.750%	922,000	684,886

DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,344,084

Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,479,843

IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,278,799

Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	9,467,000	8,591,878

Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,621,299

Star Parent, Inc.(a)
10/01/2030	9.000%	3,410,000	3,546,776

Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	228,000	226,825
04/15/2027	10.000%	1,756,000	1,776,038

Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,979,210

Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	876,048

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	5,093,000	5,070,097
11/01/2027	5.125%	5,256,000	5,048,359
10/01/2028	6.125%	3,445,000	3,338,429
06/15/2030	6.125%	2,352,000	2,296,822

US Acute Care Solutions LLC(a)
03/01/2026	6.375%	1,411,000	1,082,627

Total			78,085,700

Home Construction 0.3%

Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	1,714,029

Shea Homes LP/Funding Corp.
02/15/2028	4.750%	1,843,000	1,716,161
04/01/2029	4.750%	513,000	456,744

Total			3,886,934

Independent Energy 4.2%

Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,780,370

Callon Petroleum Co.(a)
06/15/2030	7.500%	1,504,000	1,484,274

Civitas Resources, Inc.(a)
11/01/2030	8.625%	816,000	846,600

CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,472,960

Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	8,665,940

CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,923,000	2,806,523

Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	8,929,000	8,695,706
11/01/2033	8.375%	1,758,000	1,811,059

Matador Resources Co.
09/15/2026	5.875%	5,949,000	5,851,584

Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,633,443

Occidental Petroleum Corp.
09/15/2036	6.450%	2,198,000	2,254,809

Permian Resources Operating LLC(a)
01/15/2032	7.000%	3,450,000	3,458,865

SM Energy Co.
07/15/2028	6.500%	2,757,000	2,684,804

Southwestern Energy Co.
02/01/2032	4.750%	10,396,000	9,287,995

Total			54,734,932

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.9%

Carnival Corp.(a)
03/01/2027	5.750%	3,055,000	2,900,801
08/15/2029	7.000%	2,506,000	2,557,668

Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	5,903,000	6,418,675

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	4,476,000	4,463,271

Cinemark USA, Inc.(a)
03/15/2026	5.875%	4,053,000	3,933,906
07/15/2028	5.250%	80,000	72,028

Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,531,221

NCL Corp., Ltd.(a)
02/15/2027	5.875%	2,178,000	2,108,700

Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	669,000	651,246
07/15/2027	5.375%	1,048,000	1,008,872
01/15/2029	9.250%	700,000	744,532
01/15/2030	7.250%	7,113,000	7,244,302

Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,470,000	1,416,816

Viking Cruises Ltd.(a)
07/15/2031	9.125%	2,818,000	2,944,810

Total			37,996,848

Media and Entertainment 3.9%

Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,422,219
09/15/2028	9.000%	2,460,000	2,485,003
06/01/2029	7.500%	1,861,000	1,465,825

Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	6,446,000	5,975,274

iHeartCommunications, Inc.
05/01/2026	6.375%	1,978,788	1,684,294
05/01/2027	8.375%	995,000	696,210

iHeartCommunications, Inc.(a)
08/15/2027	5.250%	11,571,000	8,883,950

Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,695,000	2,540,855
01/15/2029	4.250%	1,468,000	1,268,956
03/15/2030	4.625%	4,828,000	4,144,899
02/15/2031	7.375%	3,287,000	3,371,317

Playtika Holding Corp.(a)
03/15/2029	4.250%	6,648,000	5,637,306

Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,267,615

The accompanying Notes to Financial Statements are an integral part of this statement.

10    Columbia High Yield Bond Fund  |  Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	928,000	938,245
06/30/2030	7.375%	2,936,000	2,887,262

Total			49,669,230

Metals and Mining 3.3%

Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,020,063
10/01/2031	5.125%	4,832,000	4,261,799

Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,423,941
04/15/2029	3.750%	11,132,000	9,726,328

Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,269,111
04/01/2029	6.125%	13,088,000	12,415,514

Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,576,000	1,273,846

Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,572,667
01/30/2030	4.750%	2,560,000	2,326,059
08/15/2031	3.875%	1,421,000	1,202,407

Total			42,491,735

Midstream 4.3%

CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,589,000	3,126,717

Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,970,849

EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,320,835

EQM Midstream Partners LP
07/15/2028	5.500%	1,330,000	1,292,900
07/15/2048	6.500%	682,000	627,258

Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	1,769,000	1,743,541
02/01/2028	5.000%	4,181,000	3,887,073

NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,319,524
06/01/2026	6.000%	2,535,000	2,528,334
04/28/2027	5.625%	6,524,000	6,420,357

TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,843,000	5,096,860

Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,898,000	4,301,831
08/15/2031	4.125%	8,843,000	7,629,492
11/01/2033	3.875%	9,277,000	7,584,292

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,561,573
02/01/2032	9.875%	1,629,000	1,668,851

Total			56,080,287

Oil Field Services 1.0%

Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,054,390

Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,627,000	2,540,193
01/31/2030	9.125%	1,151,000	1,154,062

Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,269,000	2,271,687

Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	4,505,000	4,606,431

Total			12,626,763

Other REIT 1.8%

Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	4,756,000	4,178,940

Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,503,500
02/01/2027	4.250%	6,089,000	5,618,766
06/15/2029	4.750%	2,706,000	2,354,797

Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,957,000	1,850,860

Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	1,286,000	1,146,660

RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	827,322

RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,778,500

Service Properties Trust
03/15/2024	4.650%	1,517,000	1,516,020
10/01/2024	4.350%	704,000	703,063

Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,546,336

Total			23,024,764

Packaging 1.6%

Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	2,901,000	2,815,444
09/01/2029	4.000%	7,974,000	6,337,348

Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,227,353
08/15/2026	4.125%	2,762,000	2,448,445

Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	3,916,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    11

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,309,022

Total			21,053,675

Pharmaceuticals 1.0%

1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	231,618

Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	1,780,000	1,550,925
06/01/2028	4.875%	4,466,000	2,271,410
09/30/2028	11.000%	428,000	267,387
10/15/2030	14.000%	85,000	44,248

Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	2,601,000	2,299,640

Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,791,772

Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,483,000	1,316,552
04/30/2031	5.125%	4,617,000	3,636,260

Total			13,409,812

Property & Casualty 3.4%

Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,588,000	2,398,045
10/15/2027	6.750%	6,770,000	6,493,664
04/15/2028	6.750%	6,013,000	6,004,334
11/01/2029	5.875%	2,548,000	2,314,553

AssuredPartners, Inc.(a)
08/15/2025	7.000%	3,791,000	3,790,728
01/15/2029	5.625%	2,223,000	1,990,491

BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	4,310,000	3,910,063

GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	1,239,000	1,237,398

HUB International, Ltd.(a)
06/15/2030	7.250%	9,456,000	9,702,295

MGIC Investment Corp.
08/15/2028	5.250%	460,000	434,701

Radian Group, Inc.
03/15/2025	6.625%	179,000	178,631
03/15/2027	4.875%	1,061,000	1,004,817

USI, Inc.(a)
05/01/2025	6.875%	4,898,000	4,861,266

Total			44,320,986

Restaurants 0.8%

1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,264,010

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,120,000	993,724
01/15/2030	6.750%	786,000	663,242

IRB Holding Corp.(a)
06/15/2025	7.000%	2,830,000	2,831,680

Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,353,841

Total			10,106,497

Retailers 1.9%

Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	979,643
02/15/2032	5.000%	1,087,000	948,612

Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,112,416

Hanesbrands, Inc.(a)
05/15/2026	4.875%	680,000	640,202
02/15/2031	9.000%	1,419,000	1,345,284

L Brands, Inc.(a)
07/01/2025	9.375%	745,000	777,217
10/01/2030	6.625%	3,925,000	3,887,961

L Brands, Inc.
06/15/2029	7.500%	735,000	754,297

LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	3,984,000	3,480,213

Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,433,898

PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	4,737,000	4,345,864

Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	4,138,000	3,176,780

Total			23,882,387

Supermarkets 0.1%

SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	761,119

Technology 9.2%

Black Knight InfoServ LLC(a)
09/01/2028	3.625%	7,212,000	6,726,504

Block, Inc.
06/01/2031	3.500%	1,590,000	1,330,521

Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	895,623
03/01/2026	9.125%	546,000	547,586

Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,047,918

The accompanying Notes to Financial Statements are an integral part of this statement.

12    Columbia High Yield Bond Fund  |  Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	556,000	570,539

Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,497,000	1,493,466

Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,730,480
07/01/2029	4.875%	5,282,000	4,727,681

Cloud Software Group, Inc.(a)
09/30/2029	9.000%	5,696,000	5,123,561

CommScope Technologies LLC(a)
06/15/2025	6.000%	1,445,000	1,134,607
03/15/2027	5.000%	2,085,000	886,179

Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	3,106,000	2,684,863

Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,328,379
06/15/2030	5.950%	4,088,000	3,948,891

GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,242,916

HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,046,281

Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,676,865

ION Trading Technologies Sarl(a)
05/15/2028	5.750%	4,281,000	3,638,352

Iron Mountain, Inc.(a)
09/15/2027	4.875%	3,207,000	3,038,805

Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	8,896,000	5,234,269

Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,639,000	5,762,367

NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,658,579

NCR Corp.(a)
04/15/2029	5.125%	8,158,000	7,471,339
10/01/2030	5.250%	232,000	204,487

Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,706,000	4,385,682

Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	6,596,095

Seagate HDD Cayman(a)
12/15/2029	8.250%	1,495,000	1,592,177
07/15/2031	8.500%	1,661,000	1,774,162

Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	6,350,000	6,031,468

Synaptics, Inc.(a)
06/15/2029	4.000%	3,175,000	2,776,349

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,431,757

Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,506,313

ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,117,295

Total			119,362,356

Wireless 2.4%

Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,873,340

Altice France SA(a)
07/15/2029	5.125%	10,389,000	7,415,991
10/15/2029	5.500%	1,785,000	1,283,236

SBA Communications Corp.
02/01/2029	3.125%	3,800,000	3,308,449

Sprint Capital Corp.
11/15/2028	6.875%	6,471,000	6,850,644

Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,641,684
07/15/2031	4.750%	6,483,000	5,537,773

Total			30,911,117

Wirelines 1.5%

Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,047,110
03/15/2031	8.625%	3,005,000	2,961,945

Iliad Holding SAS(a)
10/15/2026	6.500%	9,821,000	9,570,191
10/15/2028	7.000%	3,961,000	3,791,233

Total			19,370,479

Total Corporate Bonds & Notes (Cost $1,235,966,529)			1,154,146,502

Foreign Government Obligations(d) 0.7%

Canada 0.7%

NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,086,412
06/01/2027	5.250%	6,476,000	5,826,975
11/15/2028	8.500%	888,000	917,699

Total			8,831,086

Total Foreign Government Obligations (Cost $9,387,575)			8,831,086

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    13

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Senior Loans 3.5%

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%

8th Avenue Food & Provisions, Inc.(e),(f)
1st Lien Term Loan
1-month Term SOFR + 3.750%
10/01/2025	9.213%	5,785,523	5,446,665

2nd Lien Term Loan
1-month Term SOFR + 7.750%
10/01/2026	13.213%	3,441,442	2,602,590

Total			8,049,255

Health Care 0.2%

Surgery Center Holdings, Inc.(e),(f)
Term Loan 1-month Term SOFR + 3.750% Floor 0.750% 08/31/2026	9.205%	2,641,829	2,641,512

Media and Entertainment 1.2%

Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan 3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.405%	15,639,300	15,613,964

Retailers 0.1%

PetSmart LLC(e),(f)
Term Loan 1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.198%	1,301,671	1,280,519

Technology 1.4%

Applied Systems, Inc.(e),(f)
1st Lien Term Loan 3-month Term SOFR + 4.500% Floor 0.500% 09/18/2026	9.890%	1,739,061	1,744,505

Ascend Learning LLC(e),(f)
1st Lien Term Loan 1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.948%	4,065,672	3,967,974

Senior Loans (continued)

Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan 1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.198%	1,886,000	1,606,136

DCert Buyer, Inc.(e),(f)
2nd Lien Term Loan 1-month Term SOFR + 7.000% 02/19/2029	12.348%	2,702,000	2,437,420

UKG, Inc.(e),(f)
1st Lien Term Loan 3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.764%	1,869,548	1,869,548
3-month Term SOFR + 3.750% 05/04/2026	9.233%	1,816,320	1,820,098
2nd Lien Term Loan 3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.764%	3,669,000	3,666,725

Total			17,112,406

Total Senior Loans (Cost $45,764,220)			44,697,656

Money Market Funds 2.5%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(g),(h)		32,330,686	32,324,220

Total Money Market Funds (Cost $32,328,863)			32,324,220

Total Investments in Securities (Cost: $1,351,720,478)			1,258,775,520

Other Assets & Liabilities, Net			31,978,460

Net Assets			1,290,753,980

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $1,034,412,041, which represents 80.14% of total net assets.

(b)	Represents a security purchased on a when-issued basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal and interest may not be guaranteed by a governmental entity.

The accompanying Notes to Financial Statements are an integral part of this statement.

14    Columbia High Yield Bond Fund  |  Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

(e)

The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(h)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	25,211,227	158,338,687	(151,232,636)	6,942	32,324,220	5,902	926,175	32,330,686

Abbreviation Legend

SOFR     Secured Overnight Financing Rate

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    15

PORTFOLIO OF INVESTMENTS  (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	18,776,056	—	18,776,056
Corporate Bonds & Notes	—	1,154,146,502	—	1,154,146,502
Foreign Government Obligations	—	8,831,086	—	8,831,086
Senior Loans	—	44,697,656	—	44,697,656
Money Market Funds	32,324,220	—	—	32,324,220

Total Investments in Securities	32,324,220	1,226,451,300	—	1,258,775,520

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

16    Columbia High Yield Bond Fund  |  Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,319,391,615)	$1,226,451,300
Affiliated issuers (cost $32,328,863)	32,324,220
Cash	167,648
Receivable for:
Investments sold	178,096
Capital shares sold	27,536,241
Dividends	151,436
Interest	18,219,775
Foreign tax reclaims	12,181
Expense reimbursement due from Investment Manager	2,488
Prepaid expenses	13,137
Other assets	13,605

Total assets	1,305,070,127

Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,244,008
Capital shares redeemed	2,422,144
Distributions to shareholders	6,292,256
Management services fees	22,024
Distribution and/or service fees	3,476
Transfer agent fees	100,307
Trustees’ fees	184,899
Compensation of chief compliance officer	122
Other expenses	46,911

Total liabilities	14,316,147

Net assets applicable to outstanding capital stock	$1,290,753,980

Represented by
Paid in capital	1,471,815,639
Total distributable earnings (loss)	(181,061,659)

Total - representing net assets applicable to outstanding capital stock	$1,290,753,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    17

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$445,561,303
Shares outstanding	42,317,319
Net asset value per share	$10.53
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.06
Advisor Class
Net assets	$93,470,553
Shares outstanding	8,826,452
Net asset value per share	$10.59
Class C
Net assets	$9,131,415
Shares outstanding	872,655
Net asset value per share	$10.46
Institutional Class
Net assets	$123,955,942
Shares outstanding	11,782,450
Net asset value per share	$10.52
Institutional 2 Class
Net assets	$39,989,105
Shares outstanding	3,811,276
Net asset value per share	$10.49
Institutional 3 Class
Net assets	$565,343,427
Shares outstanding	53,788,514
Net asset value per share	$10.51
Class R
Net assets	$13,302,235
Shares outstanding	1,259,571
Net asset value per share	$10.56

The accompanying Notes to Financial Statements are an integral part of this statement.

18    Columbia High Yield Bond Fund  |  Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$926,175
Interest	41,018,931
Interfund lending	142

Total income	41,945,248

Expenses:
Management services fees	4,067,749
Distribution and/or service fees
Class A	561,462
Class C	46,791
Class R	31,394
Transfer agent fees
Class A	308,169
Advisor Class	63,543
Class C	6,419
Institutional Class	90,576
Institutional 2 Class	11,161
Institutional 3 Class	15,896
Class R	8,622
Trustees’ fees	16,658
Custodian fees	5,064
Printing and postage fees	34,069
Registration fees	57,823
Accounting services fees	20,629
Legal fees	15,074
Compensation of chief compliance officer	122
Other	15,851

Total expenses	5,377,072

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(341,631)
Expense reduction	(1,327)

Total net expenses	5,034,114

Net investment income	36,911,134

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,937,208)
Investments — affiliated issuers	5,902

Net realized loss	(21,931,306)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	47,366,124
Investments — affiliated issuers	6,942

Net change in unrealized appreciation (depreciation)	47,373,066

Net realized and unrealized gain	25,441,760

Net increase in net assets resulting from operations	$62,352,894

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$36,911,134	$72,592,655
Net realized loss	(21,931,306)	(60,322,161)
Net change in unrealized appreciation (depreciation)	47,373,066	(26,344,467)

Net increase (decrease) in net assets resulting from operations	62,352,894	(14,073,973)

Distributions to shareholders
Net investment income and net realized gains
Class A	(12,830,210)	(25,156,486)
Advisor Class	(2,762,239)	(5,005,852)
Class C	(231,920)	(533,331)
Institutional Class	(3,933,036)	(7,920,009)
Institutional 2 Class	(1,180,755)	(2,083,113)
Institutional 3 Class	(16,657,196)	(32,349,800)
Class R	(343,359)	(651,113)

Total distributions to shareholders	(37,938,715)	(73,699,704)

Decrease in net assets from capital stock activity	(8,498,735)	(179,067,192)

Total increase (decrease) in net assets	15,915,444	(266,840,869)

Net assets at beginning of period	1,274,838,536	1,541,679,405

Net assets at end of period	$1,290,753,980	$1,274,838,536

The accompanying Notes to Financial Statements are an integral part of this statement.

20    Columbia High Yield Bond Fund  |  Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	November 30, 2023 (Unaudited)		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,990,537	20,574,409	10,120,058	104,911,041
Distributions reinvested	1,189,889	12,377,051	2,346,188	24,278,141
Shares redeemed	(4,846,274)	(50,292,874)	(16,974,689)	(176,159,377)

Net decrease	(1,665,848)	(17,341,414)	(4,508,443)	(46,970,195)

Advisor Class
Shares sold	978,231	10,246,802	1,505,296	15,708,991
Distributions reinvested	262,936	2,750,591	475,039	4,945,830
Shares redeemed	(1,132,826)	(11,790,821)	(2,061,542)	(21,531,589)

Net increase (decrease)	108,341	1,206,572	(81,207)	(876,768)

Class C
Shares sold	51,463	532,003	126,217	1,302,566
Distributions reinvested	22,051	227,974	50,490	519,167
Shares redeemed	(182,461)	(1,881,275)	(503,624)	(5,190,192)

Net decrease	(108,947)	(1,121,298)	(326,917)	(3,368,459)

Institutional Class
Shares sold	2,032,980	21,080,198	3,313,174	34,471,305
Distributions reinvested	342,385	3,557,104	708,035	7,321,819
Shares redeemed	(3,728,163)	(38,416,218)	(7,108,124)	(73,555,820)

Net decrease	(1,352,798)	(13,778,916)	(3,086,915)	(31,762,696)

Institutional 2 Class
Shares sold	435,449	4,509,577	2,053,283	21,497,765
Distributions reinvested	113,676	1,178,004	201,065	2,073,252
Shares redeemed	(391,999)	(4,049,518)	(2,002,323)	(20,389,129)

Net increase	157,126	1,638,063	252,025	3,181,888

Institutional 3 Class
Shares sold	8,324,518	86,371,230	2,675,967	27,935,680
Distributions reinvested	1,553,272	16,126,255	3,029,583	31,301,260
Shares redeemed	(7,986,820)	(82,486,557)	(15,180,244)	(157,017,568)

Net increase (decrease)	1,890,970	20,010,928	(9,474,694)	(97,780,628)

Class R
Shares sold	223,468	2,311,118	166,229	1,730,267
Distributions reinvested	32,787	341,997	62,322	646,985
Shares redeemed	(170,165)	(1,765,785)	(371,081)	(3,867,586)

Net increase (decrease)	86,090	887,330	(142,530)	(1,490,334)

Total net decrease	(885,066)	(8,498,735)	(17,368,681)	(179,067,192)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    21

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$10.32	0.29	0.22	0.51	(0.30)	—	(0.30)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Year Ended 5/31/2021(d)	$11.19	0.52	0.85	1.37	(0.53)	—	(0.53)
Year Ended 5/31/2020(d)	$11.44	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 5/31/2019(d)	$11.39	0.56	0.05	0.61	(0.56)	—	(0.56)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$10.38	0.30	0.22	0.52	(0.31)	—	(0.31)
Year Ended 5/31/2023	$11.01	0.56	(0.62)	(0.06)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.10	0.51	(1.04)	(0.53)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.26	0.55	0.85	1.40	(0.56)	—	(0.56)
Year Ended 5/31/2020(d)	$11.50	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Year Ended 5/31/2019(d)	$11.46	0.60	0.04	0.64	(0.60)	—	(0.60)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$10.26	0.25	0.21	0.46	(0.26)	—	(0.26)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Year Ended 5/31/2021(d)	$11.13	0.43	0.84	1.27	(0.44)	—	(0.44)
Year Ended 5/31/2020(d)	$11.36	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year Ended 5/31/2019(d)	$11.32	0.48	0.04	0.52	(0.48)	—	(0.48)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$10.32	0.30	0.21	0.51	(0.31)	—	(0.31)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.19	0.54	0.85	1.39	(0.56)	—	(0.56)
Year Ended 5/31/2020(d)	$11.43	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Year Ended 5/31/2019(d)	$11.38	0.60	0.05	0.65	(0.60)	—	(0.60)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.29	0.30	0.21	0.51	(0.31)	—	(0.31)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.16	0.55	0.85	1.40	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.39	0.60	(0.23)	0.37	(0.60)	—	(0.60)
Year Ended 5/31/2019(d)	$11.35	0.60	0.04	0.64	(0.60)	—	(0.60)

The accompanying Notes to Financial Statements are an integral part of this statement.

22    Columbia High Yield Bond Fund  |  Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net		Net investment		Net
	asset		expense	expense		income		assets,
	value,		ratio to	ratio to		ratio to		end of
	end of	Total	average	average		average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)		net assets	turnover	(000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$10.53	4.99%	1.05%	0.99	%(c)	5.57%	13%	$445,561
Year Ended 5/31/2023	$10.32	(0.68%)	1.05%	1.00	%(c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78%)	1.02%	1.00	%(c)	4.03%	47%	$530,844
Year Ended 5/31/2021(d)	$12.03	12.35%	1.03%	1.01	%(c)	4.39%	58%	$627,451
Year Ended 5/31/2020(d)	$11.19	2.82%	1.04%	1.03	%(c)	4.86%	59%	$617,031
Year Ended 5/31/2019(d)	$11.44	5.47%	1.04%	1.04	%(c)	4.93%	41%	$692,138
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$10.59	5.11%	0.80%	0.74	%(c)	5.82%	13%	$93,471
Year Ended 5/31/2023	$10.38	(0.40%)	0.80%	0.75	%(c)	5.40%	30%	$90,531
Year Ended 5/31/2022	$11.01	(4.58%)	0.77%	0.75	%(c)	4.29%	47%	$96,886
Year Ended 5/31/2021(d)	$12.10	12.89%	0.78%	0.76	%(c)	4.63%	58%	$102,028
Year Ended 5/31/2020(d)	$11.26	3.08%	0.79%	0.78	%(c)	5.11%	59%	$98,512
Year Ended 5/31/2019(d)	$11.50	5.36%	0.79%	0.79	%(c)	5.17%	41%	$88,582
Class C
Six Months Ended 11/30/2023 (Unaudited)	$10.46	4.51%	1.80%	1.74	%(c)	4.81%	13%	$9,131
Year Ended 5/31/2023	$10.26	(1.37%)	1.80%	1.75	%(c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54%)	1.77%	1.75	%(c)	3.28%	47%	$14,237
Year Ended 5/31/2021(d)	$11.96	11.66%	1.78%	1.76	%(c)	3.65%	58%	$17,974
Year Ended 5/31/2020(d)	$11.13	2.03%	1.79%	1.78	%(c)	4.12%	59%	$26,532
Year Ended 5/31/2019(d)	$11.36	4.68%	1.79%	1.79	%(c)	4.17%	41%	$34,097
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$10.52	5.02%	0.80%	0.74	%(c)	5.81%	13%	$123,956
Year Ended 5/31/2023	$10.32	(0.34%)	0.80%	0.75	%(c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55%)	0.77%	0.75	%(c)	4.28%	47%	$177,452
Year Ended 5/31/2021(d)	$12.02	12.54%	0.78%	0.76	%(c)	4.63%	58%	$191,648
Year Ended 5/31/2020(d)	$11.19	3.07%	0.79%	0.78	%(c)	5.11%	59%	$171,521
Year Ended 5/31/2019(d)	$11.43	5.73%	0.79%	0.79	%(c)	5.17%	41%	$174,135
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.49	5.06%	0.72%	0.67%		5.90%	13%	$39,989
Year Ended 5/31/2023	$10.29	(0.29%)	0.72%	0.68%		5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51%)	0.70%	0.68%		4.30%	47%	$37,114
Year Ended 5/31/2021(d)	$11.99	12.74%	0.71%	0.69%		4.70%	58%	$82,319
Year Ended 5/31/2020(d)	$11.16	3.14%	0.72%	0.71%		5.15%	59%	$95,933
Year Ended 5/31/2019(d)	$11.39	5.82%	0.71%	0.71%		5.23%	41%	$77,805

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    23

FINANCIAL HIGHLIGHTS (continued)

			Net
			realized		Distributions	Distributions
	Net asset value,	Net	and	Total from	from net	from net	Total
	beginning of	investment	unrealized	investment	investment	realized	distributions to
	period	income	gain (loss)	operations	income	gains	shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.31	0.31	0.21	0.52	(0.32)	—	(0.32)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.17	0.55	0.86	1.41	(0.57)	—	(0.57)
Year Ended 5/31/2020(d)	$11.41	0.60	(0.24)	0.36	(0.60)	—	(0.60)
Year Ended 5/31/2019(d)	$11.37	0.60	0.04	0.64	(0.60)	—	(0.60)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$10.36	0.28	0.21	0.49	(0.29)	—	(0.29)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Year Ended 5/31/2021(d)	$11.23	0.49	0.85	1.34	(0.50)	—	(0.50)
Year Ended 5/31/2020(d)	$11.47	0.52	(0.24)	0.28	(0.52)	—	(0.52)
Year Ended 5/31/2019(d)	$11.43	0.52	0.04	0.56	(0.52)	—	(0.52)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.

The accompanying Notes to Financial Statements are an integral part of this statement.

24    Columbia High Yield Bond Fund  |  Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross	Total net		Net investment		Net
	asset		expense	expense		income		assets,
	value,		ratio to	ratio to		ratio to		end of
	end of	Total	average	average		average	Portfolio	period
	period	return	net assets(a)	net assets(a),(b)		net assets	turnover	(000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.51	5.08%	0.67%	0.62%		5.94%	13%	$565,343
Year Ended 5/31/2023	$10.31	(0.23%)	0.67%	0.63%		5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44%)	0.65%	0.63%		4.40%	47%	$670,696
Year Ended 5/31/2021(d)	$12.01	12.99%	0.67%	0.64%		4.70%	58%	$779,695
Year Ended 5/31/2020(d)	$11.17	3.19%	0.66%	0.66%		5.23%	59%	$323,763
Year Ended 5/31/2019(d)	$11.41	5.87%	0.66%	0.66%		5.29%	41%	$385,410
Class R
Six Months Ended 11/30/2023 (Unaudited)	$10.56	4.75%	1.30%	1.24	%(c)	5.32%	13%	$13,302
Year Ended 5/31/2023	$10.36	(0.82%)	1.30%	1.25	%(c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07%)	1.27%	1.25	%(c)	3.79%	47%	$14,451
Year Ended 5/31/2021(d)	$12.07	12.05%	1.28%	1.26	%(c)	4.13%	58%	$15,494
Year Ended 5/31/2020(d)	$11.23	2.57%	1.29%	1.28	%(c)	4.61%	59%	$13,930
Year Ended 5/31/2019(d)	$11.47	5.21%	1.29%	1.29	%(c)	4.68%	41%	$19,019

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    25

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

26    Columbia High Yield Bond Fund  |  Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Investments in senior loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain

28    Columbia High Yield Bond Fund  |  Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.64% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    29

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $1,327.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,015,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	4.75	0.50 - 1.00	(a)	57,903
Class C	—	1.00	(b)	38

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

30    Columbia High Yield Bond Fund  |  Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	0.98%	1.00%
Advisor Class	0.73	0.75
Class C	1.73	1.75
Institutional Class	0.73	0.75
Institutional 2 Class	0.65	0.68
Institutional 3 Class	0.60	0.63
Class R	1.23	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,351,720,000	8,663,000	(101,607,000)	(92,944,000)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at May 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration short-term ($)	No expiration long-term ($)	Total ($)
(19,383,845)	(44,669,283)	(64,053,128)

Columbia High Yield Bond Fund  |  Semiannual Report 2023    31

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $161,510,441 and $191,925,985, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	450,000	5.73	2

Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.

32    Columbia High Yield Bond Fund  |  Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;

Columbia High Yield Bond Fund  |  Semiannual Report 2023    33

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 66.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

34    Columbia High Yield Bond Fund  |  Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT
(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia High Yield Bond Fund  |  Semiannual Report 2023    35

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/

36    Columbia High Yield Bond Fund  |  Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees. The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia High Yield Bond Fund  |  Semiannual Report 2023    37

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Columbia High Yield Bond Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR160_05_P01_(01/24)

COLUMBIA LARGE CAP VALUE FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Large Cap Value Fund | Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

Portfolio management

Hugh Mullin, CFA

Lead Portfolio Manager

Managed Fund since 2013

Arthur Hurley, CFA

Portfolio Manager

Managed Fund since April 2023

Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	10/15/90	7.52	-0.68	8.36	8.20
Including sales charges		1.34	-6.40	7.09	7.56
Advisor Class	12/11/06	7.60	-0.49	8.64	8.47
Class C Excluding sales charges	06/26/00	7.14	-1.44	7.55	7.39
Including sales charges		6.14	-2.35	7.55	7.39
Institutional Class	09/27/10	7.68	-0.43	8.65	8.47
Institutional 2 Class	12/11/06	7.69	-0.45	8.69	8.54
Institutional 3 Class	11/08/12	7.66	-0.41	8.72	8.58
Class R	12/11/06	7.38	-0.94	8.11	7.94
Russell 1000 Value Index		7.14	1.36	7.52	8.09

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Large Cap Value Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Common Stocks	98.1
Convertible Bonds	1.2
Money Market Funds	0.7

Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)
Communication Services	6.3
Consumer Discretionary	4.5
Consumer Staples	8.5
Energy	8.5
Financials	22.5
Health Care	14.1
Industrials	11.8
Information Technology	9.4
Materials	5.6
Real Estate	4.9
Utilities	3.9

Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Value Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.20	1,020.05	5.14	5.00	0.99
Advisor Class	1,000.00	1,000.00	1,076.00	1,021.35	3.79	3.69	0.73
Class C	1,000.00	1,000.00	1,071.40	1,016.30	9.01	8.77	1.74
Institutional Class	1,000.00	1,000.00	1,076.80	1,021.35	3.79	3.69	0.73
Institutional 2 Class	1,000.00	1,000.00	1,076.90	1,021.50	3.63	3.54	0.70
Institutional 3 Class	1,000.00	1,000.00	1,076.60	1,021.70	3.43	3.34	0.66
Class R	1,000.00	1,000.00	1,073.80	1,018.80	6.43	6.26	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Large Cap Value Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 6.1%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	1,561,900	25,880,683

Entertainment 0.5%
Walt Disney Co. (The)(a)	116,100	10,761,309

Interactive Media & Services 1.0%
Alphabet, Inc., Class A(a)	176,800	23,431,304

Media 1.8%
Comcast Corp., Class A	976,600	40,909,774

Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.	229,600	34,543,320

Total Communication Services		135,526,390

Consumer Discretionary 4.4%
Hotels, Restaurants & Leisure 2.4%
Darden Restaurants, Inc.	146,000	22,844,620
Las Vegas Sands Corp.	666,300	30,729,756

Total		53,574,376

Specialty Retail 1.0%
Gap, Inc. (The)	1,088,780	21,851,814

Textiles, Apparel & Luxury Goods 1.0%
Levi Strauss & Co., Class A	1,460,716	22,626,491

Total Consumer Discretionary		98,052,681

Consumer Staples 8.3%
Beverages 1.7%
Coca-Cola Co. (The)	633,000	36,992,520

Consumer Staples Distribution & Retail 2.4%
Walmart, Inc.	351,213	54,680,352

Household Products 2.3%
Procter & Gamble Co. (The)	333,900	51,260,328

Tobacco 1.9%
Philip Morris International, Inc.	447,178	41,748,538

Total Consumer Staples		184,681,738

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.3%
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	255,300	36,661,080
ConocoPhillips Co.	493,900	57,080,023
EOG Resources, Inc.	396,329	48,776,210
Valero Energy Corp.	334,200	41,895,312

Total		184,412,625

Total Energy		184,412,625

Financials 21.9%
Banks 7.5%
Citigroup, Inc.	807,700	37,234,970
JPMorgan Chase & Co.	476,414	74,358,697
M&T Bank Corp.	191,400	24,531,738
PNC Financial Services Group, Inc. (The)	219,201	29,364,166

Total		165,489,571

Capital Markets 5.9%
Bank of New York Mellon Corp. (The)	622,100	30,059,872
Goldman Sachs Group, Inc. (The)	108,000	36,886,320
Intercontinental Exchange, Inc.	280,200	31,897,968
Morgan Stanley	413,038	32,770,435

Total		131,614,595

Financial Services 4.9%
Berkshire Hathaway, Inc., Class B(a)	189,838	68,341,680
Global Payments, Inc.	146,000	17,000,240
MasterCard, Inc., Class A	54,000	22,346,820

Total		107,688,740

Insurance 3.6%
Chubb Ltd.	198,100	45,450,083
Marsh & McLennan Companies, Inc.	178,400	35,576,528

Total		81,026,611

Total Financials		485,819,517

Health Care 13.7%
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.(a)	119,500	10,884,060
Vertex Pharmaceuticals, Inc.(a)	129,700	46,018,857

Total		56,902,917

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Large Cap Value Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	868,300	31,328,264
Becton Dickinson & Co.	123,000	29,050,140

Total		60,378,404

Health Care Providers & Services 3.7%
Cigna Group (The)	161,900	42,560,272
Elevance Health, Inc.	80,700	38,694,843

Total		81,255,115

Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	633,400	31,277,292
Johnson & Johnson	251,935	38,964,267
Merck & Co., Inc.	345,300	35,386,344

Total		105,627,903

Total Health Care		304,164,339

Industrials 11.5%
Aerospace & Defense 1.7%
Northrop Grumman Corp.	79,300	37,680,188

Air Freight & Logistics 1.6%
FedEx Corp.	132,545	34,306,622

Building Products 1.4%
Trane Technologies PLC	136,500	30,768,465

Electrical Equipment 1.3%
nVent Electric PLC	533,700	28,419,525

Ground Transportation 1.4%
Norfolk Southern Corp.	145,166	31,669,415

Industrial Conglomerates 0.7%
3M Co.	165,000	16,346,550

Machinery 3.4%
Ingersoll Rand, Inc.	408,063	29,147,940
Parker-Hannifin Corp.	35,900	15,551,162
Stanley Black & Decker, Inc.	344,400	31,305,960

Total		76,005,062

Total Industrials		255,195,827

Information Technology 9.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	889,600	43,038,848

Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	800,500	22,806,245

Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	44,637	41,321,810
GlobalFoundries, Inc.(a)	389,403	20,907,047
Lam Research Corp.	60,100	43,026,792

Total		105,255,649

Software 1.4%
Microsoft Corp.	83,000	31,449,530

Total Information Technology		202,550,272

Materials 5.5%
Chemicals 4.2%
Eastman Chemical Co.	324,500	27,202,835
FMC Corp.	314,200	16,859,972
Linde PLC	116,500	48,204,205

Total		92,267,012

Metals & Mining 1.3%
Freeport-McMoRan, Inc.	774,562	28,906,654

Total Materials		121,173,666

Real Estate 4.8%
Health Care REITs 2.3%
Healthpeak Properties, Inc.	1,437,800	24,902,696
Welltower, Inc.	299,786	26,710,933

Total		51,613,629

Industrial REITs 1.5%
Prologis, Inc.	279,963	32,176,147

Residential REITs 1.0%
Invitation Homes, Inc.	667,400	22,264,464

Total Real Estate		106,054,240

Utilities 3.9%
Electric Utilities 1.3%
Xcel Energy, Inc.	464,908	28,285,003

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.6%
Ameren Corp.		363,881	28,233,527
DTE Energy Co.		274,400	28,567,784

Total			56,801,311

Total Utilities			85,086,314

Total Common Stocks
(Cost $1,434,447,612)			2,162,717,609

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.2%
DISH Network Corp. (b)
12/15/2025	0.000%	51,879,000	26,815,737

Total Convertible Bonds
(Cost $41,639,669)			26,815,737

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(c),(d)	15,257,563	15,254,512

Total Money Market Funds
(Cost $15,252,016)		15,254,512

Total Investments in Securities
(Cost: $1,491,339,297)		2,204,787,858

Other Assets & Liabilities, Net		12,499,420

Net Assets		2,217,287,278

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(d)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	15,408,764	120,561,660	(120,716,173)	261	15,254,512	5,138	514,775	15,257,563

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Large Cap Value Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier. The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	135,526,390	—	—	135,526,390
Consumer Discretionary	98,052,681	—	—	98,052,681
Consumer Staples	184,681,738	—	—	184,681,738
Energy	184,412,625	—	—	184,412,625
Financials	485,819,517	—	—	485,819,517
Health Care	304,164,339	—	—	304,164,339
Industrials	255,195,827	—	—	255,195,827
Information Technology	202,550,272	—	—	202,550,272
Materials	121,173,666	—	—	121,173,666
Real Estate	106,054,240	—	—	106,054,240
Utilities	85,086,314	—	—	85,086,314

Total Common Stocks	2,162,717,609	—	—	2,162,717,609

Convertible Bonds	—	26,815,737	—	26,815,737
Money Market Funds	15,254,512	—	—	15,254,512

Total Investments in Securities	2,177,972,121	26,815,737	—	2,204,787,858

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,476,087,281)	$2,189,533,346
Affiliated issuers (cost $15,252,016)	15,254,512
Receivable for:
Investments sold	10,706,083
Capital shares sold	194,442
Dividends	3,721,767
Foreign tax reclaims	25,594
Expense reimbursement due from Investment Manager	1,438
Prepaid expenses	17,674
Other assets	13,667

Total assets	2,219,468,523

Liabilities
Payable for:
Capital shares redeemed	1,634,237
Management services fees	38,489
Distribution and/or service fees	10,461
Transfer agent fees	139,379
Trustees’ fees	310,398
Compensation of chief compliance officer	216
Other expenses	48,065

Total liabilities	2,181,245

Net assets applicable to outstanding capital stock	$2,217,287,278

Represented by
Paid in capital	1,412,057,677
Total distributable earnings (loss)	805,229,601

Total—representing net assets applicable to outstanding capital stock	$2,217,287,278

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Large Cap Value Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$1,493,922,486
Shares outstanding	98,353,907
Net asset value per share	$15.19
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.12

Advisor Class
Net assets	$33,585,561
Shares outstanding	2,213,240
Net asset value per share	$15.17

Class C
Net assets	$9,725,594
Shares outstanding	642,410
Net asset value per share	$15.14

Institutional Class
Net assets	$213,503,838
Shares outstanding	14,086,688
Net asset value per share	$15.16

Institutional 2 Class
Net assets	$39,359,243
Shares outstanding	2,592,348
Net asset value per share	$15.18

Institutional 3 Class
Net assets	$424,497,638
Shares outstanding	27,547,064
Net asset value per share	$15.41

Class R
Net assets	$2,692,918
Shares outstanding	178,856
Net asset value per share	$15.06

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	11

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,462,405
Dividends — affiliated issuers	514,775
Interest	1,778,015

Total income	31,755,195

Expenses:
Management services fees	7,169,524
Distribution and/or service fees
Class A	1,897,420
Class C	51,717
Class R	6,781
Transfer agent fees
Class A	628,250
Advisor Class	14,553
Class C	4,280
Institutional Class	90,634
Institutional 2 Class	9,603
Institutional 3 Class	12,090
Class R	1,122
Trustees’ fees	24,733
Custodian fees	5,646
Printing and postage fees	57,186
Registration fees	70,469
Accounting services fees	15,693
Legal fees	21,850
Compensation of chief compliance officer	216
Other	22,978

Total expenses	10,104,745

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,998)
Expense reduction	(100)

Total net expenses	10,037,647

Net investment income	21,717,548

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,106,350
Investments — affiliated issuers	5,138

Net realized gain	54,111,488
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	87,243,036
Investments — affiliated issuers	261

Net change in unrealized appreciation (depreciation)	87,243,297

Net realized and unrealized gain	141,354,785

Net increase in net assets resulting from operations	$163,072,333

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Large Cap Value Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$21,717,548	$39,014,140
Net realized gain	54,111,488	30,943,792
Net change in unrealized appreciation (depreciation)	87,243,297	(226,243,772)

Net increase (decrease) in net assets resulting from operations	163,072,333	(156,285,840)

Distributions to shareholders
Net investment income and net realized gains
Class A	(13,088,627)	(135,804,759)
Advisor Class	(352,145)	(3,557,660)
Class C	(51,338)	(865,912)
Institutional Class	(2,202,635)	(18,916,605)
Institutional 2 Class	(400,838)	(2,755,492)
Institutional 3 Class	(4,315,863)	(40,719,461)
Class R	(20,465)	(260,172)

Total distributions to shareholders	(20,431,911)	(202,880,061)

Decrease in net assets from capital stock activity	(104,866,563)	(99,459,291)

Total increase (decrease) in net assets	37,773,859	(458,625,192)

Net assets at beginning of period	2,179,513,419	2,638,138,611

Net assets at end of period	$2,217,287,278	$2,179,513,419

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	848,415	12,744,799	2,403,115	36,552,779
Distributions reinvested	873,222	13,024,140	8,915,017	135,135,823
Shares redeemed	(6,251,536)	(93,869,117)	(12,347,635)	(187,300,022)

Net decrease	(4,529,899)	(68,100,178)	(1,029,503)	(15,611,420)

Advisor Class
Shares sold	137,846	2,078,094	566,765	8,648,908
Distributions reinvested	23,568	351,060	233,939	3,539,945
Shares redeemed	(410,178)	(6,115,691)	(860,094)	(13,072,413)

Net decrease	(248,764)	(3,686,537)	(59,390)	(883,560)

Class C
Shares sold	57,729	861,739	203,519	3,089,901
Distributions reinvested	3,447	51,295	57,115	865,911
Shares redeemed	(140,277)	(2,089,120)	(268,829)	(4,039,174)

Net decrease	(79,101)	(1,176,086)	(8,195)	(83,362)

Institutional Class
Shares sold	1,399,832	21,069,186	4,793,964	72,204,041
Distributions reinvested	147,702	2,197,025	1,247,988	18,857,576
Shares redeemed	(2,850,036)	(42,656,363)	(4,767,873)	(72,257,040)

Net increase (decrease)	(1,302,502)	(19,390,152)	1,274,079	18,804,577

Institutional 2 Class
Shares sold	178,351	2,680,760	936,232	14,289,264
Distributions reinvested	26,889	400,700	182,212	2,754,214
Shares redeemed	(271,948)	(4,048,255)	(375,011)	(5,668,726)

Net increase (decrease)	(66,708)	(966,795)	743,433	11,374,752

Institutional 3 Class
Shares sold	154,746	2,352,680	427,307	6,489,868
Distributions reinvested	285,311	4,315,608	2,651,987	40,717,028
Shares redeemed	(1,168,728)	(18,039,271)	(10,268,131)	(160,123,754)

Net decrease	(728,671)	(11,370,983)	(7,188,837)	(112,916,858)

Class R
Shares sold	6,785	100,667	25,486	386,610
Distributions reinvested	1,384	20,465	17,296	260,172
Shares redeemed	(19,892)	(296,964)	(52,540)	(790,202)

Net decrease	(11,723)	(175,832)	(9,758)	(143,420)

Total net decrease	(6,967,368)	(104,866,563)	(6,278,171)	(99,459,291)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Large Cap Value Fund | Semiannual Report 2023

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Columbia Large Cap Value Fund | Semiannual Report 2023	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$14.25	0.14	0.93	1.07	(0.13)	—	(0.13)
Year Ended 5/31/2023	$16.56	0.24	(1.20)	(0.96)	(0.23)	(1.12)	(1.35)
Year Ended 5/31/2022	$17.39	0.19	0.09	0.28	(0.19)	(0.92)	(1.11)
Year Ended 5/31/2021	$12.02	0.18	5.38	5.56	(0.19)	—	(0.19)
Year Ended 5/31/2020	$12.66	0.22	(0.05)	0.17	(0.21)	(0.60)	(0.81)
Year Ended 5/31/2019	$14.04	0.20	(0.16)	0.04	(0.19)	(1.23)	(1.42)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$14.24	0.16	0.92	1.08	(0.15)	—	(0.15)
Year Ended 5/31/2023	$16.55	0.28	(1.20)	(0.92)	(0.27)	(1.12)	(1.39)
Year Ended 5/31/2022	$17.38	0.23	0.09	0.32	(0.23)	(0.92)	(1.15)
Year Ended 5/31/2021	$12.02	0.21	5.37	5.58	(0.22)	—	(0.22)
Year Ended 5/31/2020	$12.66	0.25	(0.05)	0.20	(0.24)	(0.60)	(0.84)
Year Ended 5/31/2019	$14.03	0.24	(0.15)	0.09	(0.23)	(1.23)	(1.46)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$14.20	0.08	0.93	1.01	(0.07)	—	(0.07)
Year Ended 5/31/2023	$16.50	0.12	(1.19)	(1.07)	(0.11)	(1.12)	(1.23)
Year Ended 5/31/2022	$17.33	0.06	0.09	0.15	(0.06)	(0.92)	(0.98)
Year Ended 5/31/2021	$11.99	0.07	5.36	5.43	(0.09)	—	(0.09)
Year Ended 5/31/2020	$12.62	0.12	(0.05)	0.07	(0.10)	(0.60)	(0.70)
Year Ended 5/31/2019	$13.99	0.10	(0.15)	(0.05)	(0.09)	(1.23)	(1.32)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$14.22	0.16	0.93	1.09	(0.15)	—	(0.15)
Year Ended 5/31/2023	$16.53	0.28	(1.20)	(0.92)	(0.27)	(1.12)	(1.39)
Year Ended 5/31/2022	$17.36	0.23	0.09	0.32	(0.23)	(0.92)	(1.15)
Year Ended 5/31/2021	$12.00	0.21	5.37	5.58	(0.22)	—	(0.22)
Year Ended 5/31/2020	$12.65	0.25	(0.06)	0.19	(0.24)	(0.60)	(0.84)
Year Ended 5/31/2019	$14.02	0.24	(0.15)	0.09	(0.23)	(1.23)	(1.46)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$14.24	0.16	0.93	1.09	(0.15)	—	(0.15)
Year Ended 5/31/2023	$16.56	0.28	(1.20)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.39	0.24	0.09	0.33	(0.24)	(0.92)	(1.16)
Year Ended 5/31/2021	$12.03	0.22	5.37	5.59	(0.23)	—	(0.23)
Year Ended 5/31/2020	$12.67	0.25	(0.04)	0.21	(0.25)	(0.60)	(0.85)
Year Ended 5/31/2019	$14.04	0.25	(0.15)	0.10	(0.24)	(1.23)	(1.47)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Large Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$15.19	7.52%	0.99%	0.99	%(c)	1.84%	10%	$1,493,922
Year Ended 5/31/2023	$14.25	(6.20%)	0.99%	0.99	%(c)	1.57%	12%	$1,466,080
Year Ended 5/31/2022	$16.56	1.64%	0.97%	0.97	%(c)	1.11%	21%	$1,720,873
Year Ended 5/31/2021	$17.39	46.70%	1.01%	1.01	%(c)	1.25%	27%	$1,849,691
Year Ended 5/31/2020	$12.02	0.73%	1.02%	1.02	%(c)	1.64%	15%	$1,429,986
Year Ended 5/31/2019	$12.66	0.62%	1.02%	1.02	%(c)	1.49%	23%	$1,621,964
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$15.17	7.60%	0.74%	0.73	%(c)	2.09%	10%	$33,586
Year Ended 5/31/2023	$14.24	(5.95%)	0.74%	0.74	%(c)	1.82%	12%	$35,052
Year Ended 5/31/2022	$16.55	1.91%	0.72%	0.72	%(c)	1.36%	21%	$41,728
Year Ended 5/31/2021	$17.38	46.97%	0.76%	0.76	%(c)	1.50%	27%	$42,909
Year Ended 5/31/2020	$12.02	1.01%	0.77%	0.77	%(c)	1.89%	15%	$30,446
Year Ended 5/31/2019	$12.66	0.95%	0.77%	0.77	%(c)	1.74%	23%	$33,903
Class C
Six Months Ended 11/30/2023 (Unaudited)	$15.14	7.14%	1.74%	1.74	%(c)	1.09%	10%	$9,726
Year Ended 5/31/2023	$14.20	(6.90%)	1.74%	1.74	%(c)	0.82%	12%	$10,248
Year Ended 5/31/2022	$16.50	0.86%	1.72%	1.72	%(c)	0.36%	21%	$12,043
Year Ended 5/31/2021	$17.33	45.52%	1.76%	1.76	%(c)	0.52%	27%	$13,359
Year Ended 5/31/2020	$11.99	(0.03%)	1.77%	1.77	%(c)	0.89%	15%	$18,031
Year Ended 5/31/2019	$12.62	(0.06%)	1.76%	1.76	%(c)	0.74%	23%	$23,646
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$15.16	7.68%	0.74%	0.73	%(c)	2.10%	10%	$213,504
Year Ended 5/31/2023	$14.22	(5.95%)	0.74%	0.74	%(c)	1.82%	12%	$218,834
Year Ended 5/31/2022	$16.53	1.91%	0.72%	0.72	%(c)	1.36%	21%	$233,329
Year Ended 5/31/2021	$17.36	47.04%	0.76%	0.76	%(c)	1.49%	27%	$224,531
Year Ended 5/31/2020	$12.00	0.93%	0.77%	0.77	%(c)	1.89%	15%	$134,233
Year Ended 5/31/2019	$12.65	0.96%	0.77%	0.77	%(c)	1.74%	23%	$159,448
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$15.18	7.69%	0.71%	0.70%		2.13%	10%	$39,359
Year Ended 5/31/2023	$14.24	(5.97%)	0.70%	0.70%		1.86%	12%	$37,877
Year Ended 5/31/2022	$16.56	1.95%	0.68%	0.68%		1.39%	21%	$31,720
Year Ended 5/31/2021	$17.39	47.01%	0.71%	0.71%		1.54%	27%	$28,324
Year Ended 5/31/2020	$12.03	1.08%	0.71%	0.71%		1.95%	15%	$18,546
Year Ended 5/31/2019	$12.67	1.02%	0.70%	0.70%		1.82%	23%	$16,474

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	17

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$14.46	0.17	0.93	1.10	(0.15)	—	(0.15)
Year Ended 5/31/2023	$16.78	0.29	(1.21)	(0.92)	(0.28)	(1.12)	(1.40)
Year Ended 5/31/2022	$17.61	0.25	0.08	0.33	(0.24)	(0.92)	(1.16)
Year Ended 5/31/2021	$12.17	0.24	5.43	5.67	(0.23)	—	(0.23)
Year Ended 5/31/2020	$12.82	0.26	(0.06)	0.20	(0.25)	(0.60)	(0.85)
Year Ended 5/31/2019	$14.19	0.25	(0.15)	0.10	(0.24)	(1.23)	(1.47)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$14.13	0.12	0.92	1.04	(0.11)	—	(0.11)
Year Ended 5/31/2023	$16.43	0.20	(1.19)	(0.99)	(0.19)	(1.12)	(1.31)
Year Ended 5/31/2022	$17.26	0.15	0.08	0.23	(0.14)	(0.92)	(1.06)
Year Ended 5/31/2021	$11.93	0.14	5.35	5.49	(0.16)	—	(0.16)
Year Ended 5/31/2020	$12.57	0.18	(0.05)	0.13	(0.17)	(0.60)	(0.77)
Year Ended 5/31/2019	$13.95	0.17	(0.16)	0.01	(0.16)	(1.23)	(1.39)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

The	accompanying Notes to Financial Statements are an integral part of this statement.

18	Columbia Large Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$15.41	7.66%	0.66%	0.66%		2.17%	10%	$424,498
Year Ended 5/31/2023	$14.46	(5.85%)	0.66%	0.66%		1.91%	12%	$408,731
Year Ended 5/31/2022	$16.78	1.96%	0.64%	0.64%		1.43%	21%	$595,155
Year Ended 5/31/2021	$17.61	47.16%	0.66%	0.66%		1.54%	27%	$648,129
Year Ended 5/31/2020	$12.17	1.01%	0.69%	0.69%		1.97%	15%	$3,344
Year Ended 5/31/2019	$12.82	1.03%	0.69%	0.69%		1.82%	23%	$2,746
Class R
Six Months Ended 11/30/2023 (Unaudited)	$15.06	7.38%	1.24%	1.24	%(c)	1.60%	10%	$2,693
Year Ended 5/31/2023	$14.13	(6.43%)	1.24%	1.24	%(c)	1.32%	12%	$2,692
Year Ended 5/31/2022	$16.43	1.39%	1.22%	1.22	%(c)	0.86%	21%	$3,291
Year Ended 5/31/2021	$17.26	46.37%	1.26%	1.26	%(c)	1.00%	27%	$3,161
Year Ended 5/31/2020	$11.93	0.45%	1.27%	1.27	%(c)	1.38%	15%	$2,371
Year Ended 5/31/2019	$12.57	0.37%	1.27%	1.27	%(c)	1.24%	23%	$3,574

The	accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Large Cap Value Fund | Semiannual Report 2023	19

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and

20	Columbia Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Columbia Large Cap Value Fund | Semiannual Report 2023	21

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

22	Columbia Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.64% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Large Cap Value Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.08

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $100.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $581,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	109,890
Class C	—	1.00	(b)	388

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

24	Columbia Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	0.97%	1.08%
Advisor Class	0.72	0.83
Class C	1.72	1.83
Institutional Class	0.72	0.83
Institutional 2 Class	0.69	0.80
Institutional 3 Class	0.65	0.76
Class R	1.22	1.33

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,491,339,000	807,160,000	(93,711,000)	713,449,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Large Cap Value Fund | Semiannual Report 2023	25

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $214,973,023 and $329,660,760, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

26	Columbia Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 9. Significant risks

Financial sector risk

The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 84.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Columbia Large Cap Value Fund | Semiannual Report 2023	27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

28	Columbia Large Cap Value Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Large Cap Value Fund | Semiannual Report 2023	29

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

30	Columbia Large Cap Value Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Large Cap Value Fund | Semiannual Report 2023	31

Columbia Large Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR138_05_P01_(01/24)

COLUMBIA QUALITY INCOME FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured ● No Financial Institution Guarantee ● May Lose Value

If you elect to receive the shareholder report for Columbia Quality Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Quality Income Fund | Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

Portfolio management Jason Callan Co-Portfolio Manager Managed Fund since 2009 Tom Heuer, CFA Co-Portfolio Manager Managed Fund since 2010 Ryan Osborn, CFA Co-Portfolio Manager Managed Fund since 2019	Average annual total returns (%) (for the period ended November 30, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
	Class A Excluding sales charges	02/14/02	-2.51	-1.79	-1.28	0.44
	Including sales charges		-5.42	-4.74	-1.87	0.13
	Advisor Class	11/08/12	-2.38	-1.54	-1.05	0.71
	Class C Excluding sales charges	02/14/02	-2.92	-2.57	-2.03	-0.30
	Including sales charges		-3.88	-3.51	-2.03	-0.30
	Institutional Class	09/27/10	-2.38	-1.54	-1.05	0.71
	Institutional 2 Class	11/08/12	-2.40	-1.51	-0.97	0.80
	Institutional 3 Class*	10/01/14	-2.33	-1.42	-0.91	0.81
	Class R*	03/01/16	-2.69	-2.09	-1.55	0.18
	Bloomberg U.S. Mortgage-Backed Securities Index		-1.56	0.26	-0.23	0.91

Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/ investor/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Quality Income Fund | Semiannual Report 2023        3

FUND AT A GLANCE  (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Asset-Backed Securities - Non-Agency	11.2
Call Option Contracts Purchased	0.5
Commercial Mortgage-Backed Securities - Agency	1.5
Commercial Mortgage-Backed Securities - Non-Agency	4.0
Money Market Funds	4.6
Residential Mortgage-Backed Securities - Agency	64.5
Residential Mortgage-Backed Securities - Non-Agency	13.7

Total	100.0

Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at November 30, 2023)
AA rating	76.8
A rating	7.6
BBB rating	7.4
BB rating	2.2
B rating	1.2
CCC rating	0.1
Not rated	4.7

Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4        Columbia Quality Income Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.90	1,020.45	4.49	4.60	0.91
Advisor Class	1,000.00	1,000.00	976.20	1,021.70	3.26	3.34	0.66
Class C	1,000.00	1,000.00	970.80	1,016.65	8.23	8.42	1.67
Institutional Class	1,000.00	1,000.00	976.20	1,021.70	3.26	3.34	0.66
Institutional 2 Class	1,000.00	1,000.00	976.00	1,022.15	2.82	2.88	0.57
Institutional 3 Class	1,000.00	1,000.00	976.70	1,022.45	2.52	2.58	0.51
Class R	1,000.00	1,000.00	973.10	1,019.20	5.72	5.86	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Quality Income Fund | Semiannual Report 2023        5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 15.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ACHV ABS Trust(a)
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	4,000,000	4,021,991

ACHV ABS TRUST(a)
Series 2023-3PL Class A
08/19/2030	6.600%	1,844,907	1,844,080

Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	2,950,000	2,957,907

ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	3,495,017	3,503,548

Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	11,000,000	10,989,477

Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,276,242
Subordinated Series 2023-B Class B
09/15/2028	7.440%	4,000,000	4,034,261

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962%
Floor 1.700%
01/20/2031	7.377%	8,000,000	7,818,864

Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962%
Floor 1.700%
10/15/2030	7.356%	6,750,000	6,590,990

Series 2013-4A Class BRR
3-month Term SOFR + 1.682%
Floor 1.420%
01/15/2031	7.076%	14,725,000	14,487,353

Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	2,908,523	2,905,197

LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	866,812	855,372

Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162%
Floor 1.900%
10/21/2030	7.574%	17,075,000	16,775,248

Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	2,169,182	2,162,453

Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,984,676

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	1,740,156	1,731,455

OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512%
Floor 7.250%
10/22/2030	12.924%	2,750,000	2,671,771

OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012%
10/30/2030	7.402%	7,000,000	6,989,388

Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,166,238	4,138,143

Series 2021-2 Class NOTE
01/25/2029	3.000%	2,057,961	1,976,947

Series 2021-5 Class A
08/15/2029	1.530%	830,347	824,811

Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,365,629	4,313,522

Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	4,848,769	4,913,894

Series 2023-3 Class A
12/16/2030	7.600%	4,414,181	4,431,117

Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,540,459

Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,515	5,009,650

Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,999,444	4,064,351

Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month Term SOFR + 7.312%
Floor 7.050%
11/25/2028	12.691%	3,000,000	2,990,724

Series 2021-4A Class B
3-month Term SOFR + 2.012%
Floor 1.750%
10/15/2029	7.406%	12,000,000	11,946,912

Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,765,796	3,400,851

The accompanying Notes to Financial Statements are an integral part of this statement.

6  Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862%
Floor 1.600%
07/15/2035	7.256%	7,800,000	7,691,923

RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662%
Floor 1.400%
01/15/2030	7.056%	6,500,000	6,446,986

Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012%
Floor 1.750%
04/18/2031	7.407%	10,000,000	9,818,660

Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	2,529,898	2,542,478
Series 2023-1A Class A
04/15/2029	7.580%	4,715,729	4,737,922

Subordinated Series 2021-1A Class B
12/15/2027	1.840%	2,546,285	2,520,756

Subordinated Series 2022-1A Class B
02/15/2028	3.100%	9,670,000	9,464,238

Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	980,845	959,732

Series 2021-ST8 Class A
10/20/2029	1.750%	2,127,625	2,080,847

Series 2021-ST9 Class A
11/20/2029	1.700%	1,698,397	1,658,616

Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	1,876,113	1,872,412

Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,618,181	1,604,116

Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,500,000	9,186,561

Total Asset-Backed Securities - Non-Agency (Cost $216,676,427)			214,736,901

Commercial Mortgage-Backed Securities - Agency 2.1%
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,851,057	16,571,160

FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	5,861,171	5,541,310

Commercial Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(e)
Series 2019-102 Class IB
03/16/2060	0.834%	12,815,766	666,121

Series 2019-118 Class IO
06/16/2061	0.811%	19,491,451	942,404

Series 2019-131 Class IO
07/16/2061	0.802%	25,026,827	1,315,205

Series 2019-134 Class IO
08/16/2061	0.652%	17,117,397	710,786

Series 2019-139 Class IO
11/16/2061	0.671%	17,727,236	757,417

Series 2020-19 Class IO
12/16/2061	0.717%	18,035,642	896,725

Series 2020-3 Class IO
02/16/2062	0.615%	19,048,942	807,704

Total Commercial Mortgage-Backed Securities - Agency (Cost $42,761,557)			28,208,832

Commercial Mortgage-Backed Securities - Non-Agency 5.6%
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	4,673,647

Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,493,515

Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364%
Floor 2.250%
07/15/2038	7.687%	5,630,016	5,506,910

Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	6,000,000	5,353,871

Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	2,132,462

Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	260,524

Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,247,255	17,103,128

Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,551,514

Progress Residential Trust(a)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	10,641,943

Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,573,999

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023  7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	4,850,834

Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,604,000	2,526,017

SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264%
Floor 1.150%
05/15/2038	6.587%	4,750,000	4,311,036

Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614%
Floor 3.500%
05/15/2031	8.937%	6,225,000	5,641,887

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $98,817,625)			76,621,287

Residential Mortgage-Backed Securities - Agency 90.1%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	16,003,980	13,871,333

Federal Home Loan Mortgage Corp.
10/01/2024-
06/01/2039	5.000%	2,088,412	2,088,030
06/01/2030	5.500%	1,136,281	1,144,214
05/01/2036	2.000%	5,618,374	4,955,075
03/01/2042-
11/01/2046	3.500%	31,483,076	28,713,658
11/01/2043-
08/01/2052	3.000%	37,495,233	32,226,516
08/01/2044-
12/01/2052	4.000%	33,818,967	31,128,414
02/01/2051	2.500%	21,787,516	17,899,282

Federal Home Loan Mortgage Corp.(g)
08/01/2041	4.500%	1,742,870	1,685,897

Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836%
Cap 5.950%
07/15/2042	0.512%	3,099,932	276,425

CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836%
Cap 5.950%
11/15/2043	0.512%	4,418,949	382,766

CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786%
Cap 5.900%
12/15/2043	0.462%	1,947,134	207,881

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836%
Cap 5.950%
06/15/2046	0.512%	4,010,659	431,024

CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554%
11/15/2042	0.000%	3,421,149	200,743

CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936%
Cap 6.050%
12/25/2049	0.607%	7,092,168	750,841

CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736%
Cap 5.850%
04/25/2050	0.407%	5,527,886	489,405

CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194%
Cap 6.080%
06/25/2050	0.637%	11,803,833	1,470,859

CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936%
Cap 6.050%
07/25/2050	0.607%	15,398,015	1,957,496

CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856%
Cap 5.970%
08/15/2043	0.532%	4,248,388	356,500

CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886%
Cap 6.000%
03/15/2044	0.562%	1,532,096	133,208

Federal Home Loan Mortgage Corp.(e)
CMO Series 304 Class C69
12/15/2042	4.000%	1,197,221	231,869

CMO Series 4139 Class CI
05/15/2042	3.500%	1,737,696	147,238

CMO Series 4147 Class CI
01/15/2041	3.500%	715,783	23,136

CMO Series 4177 Class IY
03/15/2043	4.000%	3,414,708	533,992

CMO Series 4215 Class IL
07/15/2041	3.500%	285,889	11,394

The accompanying Notes to Financial Statements are an integral part of this statement.

8        Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4068 Class GI
09/15/2036	0.000%	2,288,745	156,529

CMO Series 4107 Class KS
06/15/2038	0.000%	2,174,262	89,442

Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	10,884,795	9,353,916

CMO Series 204763 Class ZW
08/15/2047	4.000%	12,581,187	11,434,121

Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986%
Cap 6.100%
05/25/2050	0.657%	12,853,331	1,387,453

Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5105 Class ID
05/25/2051	3.000%	20,091,244	3,589,401

Federal National Mortgage Association
11/01/2034-
05/01/2052	3.500%	58,437,324	53,081,985
02/01/2035-
09/01/2053	5.000%	34,919,305	34,005,201
03/01/2036-
08/01/2041	4.500%	7,777,192	7,522,979
06/01/2036-
01/01/2052	2.000%	109,501,822	86,975,497
09/01/2036	6.500%	1,113,889	1,153,369
01/01/2042-
08/01/2052	4.000%	37,892,620	34,820,102
11/01/2046-
08/01/2050	3.000%	75,807,566	65,559,104
12/01/2050-
05/01/2051	2.500%	39,939,611	33,131,743

CMO Series 2017-72 Class B
09/25/2047	3.000%	4,717,278	4,186,966

Federal National Mortgage Association(b),(e)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966%
Cap 6.080%
05/25/2035	0.637%	4,734,500	181,130

CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986%
Cap 6.100%
06/25/2037	0.657%	4,162,240	296,505

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214%
Cap 6.100%
06/25/2032	0.657%	655,015	7,289

CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036%
Cap 6.150%
01/25/2045	0.707%	6,612,365	730,442

CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836%
Cap 5.950%
01/25/2047	0.507%	14,385,558	1,517,013

CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736%
Cap 5.850%
06/25/2046	0.407%	8,576,525	967,667

CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886%
Cap 6.000%
07/25/2046	0.557%	12,166,952	1,310,781

CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886%
Cap 6.000%
02/25/2047	0.557%	10,631,286	1,036,311

CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036%
Cap 6.150%
07/25/2047	0.707%	8,265,588	916,339

CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836%
Cap 2.750%
09/25/2047	0.000%	27,447,881	841,412
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036%
Cap 6.150%
11/25/2047	0.707%	6,236,937	659,955

CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936%
Cap 6.050%
07/25/2049	0.607%	17,307,900	1,645,594

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936%
Cap 6.050%
10/25/2049	0.607%	10,939,969	1,096,877

CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836%
Cap 5.950%
01/25/2050	0.507%	14,299,059	1,472,278

CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966%
Cap 6.080%
06/25/2050	0.637%	16,500,093	2,129,060

Federal National Mortgage Association(d),(e)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,345,361	23

Federal National Mortgage Association(e)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,067,269	44,125

CMO Series 2012-133 Class EI
07/25/2031	3.500%	119,794	695

CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,595,111	155,437

CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,564,610	210,446

CMO Series 2013-16
01/25/2040	3.500%	894,844	21,157

CMO Series 2020-55 Class MI
08/25/2050	2.500%	19,207,979	3,088,370

CMO Series 417 Class C4
02/25/2043	3.500%	6,124,960	1,200,059

Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,535,778	7,528,142

Federal National Mortgage Association REMICS(e)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	14,672,135	2,588,590

CMO Series 2021-54 Class LI
04/25/2049	2.500%	20,842,385	2,885,268

Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	6,567,583	5,630,995

CMO Series 5104 Class LH
06/25/2049	2.000%	5,023,940	4,051,320

Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/15/2031-
02/15/2032	6.500%	129,006	133,516
01/15/2039-
08/20/2040	5.000%	4,410,700	4,390,116
04/20/2051-
05/20/2051	2.500%	73,911,619	59,895,583

Government National Mortgage Association(g)
04/20/2048	4.500%	6,743,712	6,469,153

Government National Mortgage Association(e)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,469,599	353,651

CMO Series 2012-129 Class AI
08/20/2037	3.000%	87,663	70

CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,446,781	361,230

CMO Series 2015-175 Class AI
10/16/2038	3.500%	10,402,391	929,761

CMO Series 2020-138 Class IN
09/20/2050	2.500%	12,761,821	1,782,225

CMO Series 2020-138 Class JI
09/20/2050	2.500%	27,197,516	3,560,541

CMO Series 2020-142 Class GI
09/20/2050	3.000%	7,725,384	1,216,302

CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,398,359	2,641,606

CMO Series 2020-191 Class TI
12/20/2050	2.500%	9,476,564	1,128,317

CMO Series 2020-191 Class UC
12/20/2050	4.000%	17,469,458	3,024,075

CMO Series 2021-1 Class IB
01/20/2051	2.500%	19,945,716	2,712,388

CMO Series 2021-111 Class AI
06/20/2051	2.500%	17,875,260	2,414,601

CMO Series 2021-119 Class LI
07/20/2051	3.000%	20,614,636	3,101,697

CMO Series 2021-122 Class HI
11/20/2050	2.500%	17,421,791	2,264,990

CMO Series 2021-142 Class IX
08/20/2051	2.500%	23,360,255	3,291,673

CMO Series 2021-146 Class IK
08/20/2051	3.500%	21,460,688	3,968,302

CMO Series 2021-158 Class VI
09/20/2051	3.000%	17,574,773	2,866,653

CMO Series 2021-159 Class IP
09/20/2051	3.000%	13,501,408	1,937,241

The accompanying Notes to Financial Statements are an integral part of this statement.

10  Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	23,076,678	3,770,554
CMO Series 2021-27 Class IN
02/20/2051	2.500%	12,315,255	1,678,187
CMO Series 2021-67 Class GI
04/20/2051	3.000%	19,449,638	3,161,745
CMO Series 2021-8 Class BI
01/20/2051	2.500%	18,521,685	2,751,389
CMO Series 2021-8 Class IO
01/20/2051	3.000%	35,355,441	5,688,987
Government National Mortgage Association(b),(e)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
09/16/2044	0.756%	9,537,525	1,109,714
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
11/20/2047	0.754%	6,000,823	549,551
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
01/20/2048	0.754%	7,541,037	701,189
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
08/20/2048	0.754%	5,625,339	458,796
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036%
Cap 6.150%
10/20/2048	0.705%	3,624,479	312,422
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
10/20/2048	0.754%	9,487,628	875,197
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036%
Cap 6.150%
11/20/2048	0.705%	7,360,596	646,164
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
02/20/2048	0.754%	6,870,277	750,414

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
03/20/2048	0.754%	4,342,866	382,228
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
04/20/2048	0.754%	4,975,390	433,300
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
05/20/2048	0.754%	6,738,166	729,576
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
07/20/2048	0.754%	5,873,681	472,116
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986%
Cap 6.100%
09/20/2049	0.654%	12,795,905	1,347,752
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986%
Floor 0.400%, Cap 6.100%
09/20/2049	0.654%	7,292,298	562,562
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936%
Cap 6.050%
02/20/2049	0.605%	6,443,206	498,564
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164%
Cap 6.050%
02/20/2049	0.605%	6,659,163	782,367
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986%
Cap 6.100%
04/20/2049	0.654%	12,138,304	1,064,228
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936%
Cap 6.050%
04/16/2049	0.606%	14,968,988	2,178,588

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        11

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986%
Cap 6.100%
07/20/2049	0.654%	15,840,866	1,547,206
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086%
Cap 6.200%
07/20/2050	0.754%	11,735,006	1,162,193
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136%
Cap 6.250%
08/20/2050	0.804%	18,574,042	1,956,777
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136%
Cap 6.250%
08/20/2050	0.804%	13,087,557	1,396,092
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986%
Cap 6.100%
06/20/2050	0.654%	11,380,903	1,298,175
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186%
Cap 6.300%
09/20/2051	0.855%	20,550,825	2,354,473
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700%
11/20/2051	0.000%	150,796,661	524,169
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186%
Cap 6.300%
03/20/2051	0.855%	22,661,622	2,380,336
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980%
Cap 5.980%
07/20/2052	0.655%	19,647,464	1,716,084
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050%
Cap 6.050%
09/20/2052	0.725%	32,376,933	2,897,253

Residential Mortgage-Backed Securities - Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850%
Cap 6.850%
07/20/2053	1.525%	26,563,640	2,663,674
CMO Series 2023-115 Class SB
-1.0 x 30-day Average SOFR + 5.820%
Cap 5.820%
08/20/2053	0.495%	16,151,829	704,313
CMO Series 2023-133 Class HS
-1.0 x 30-day Average SOFR + 6.500%
Cap 6.500%
09/20/2053	1.175%	54,060,563	3,206,305
CMO Series 2023-140 Class SJ
-1.0 x 30-day Average SOFR + 6.500%
Cap 6.500%
09/20/2053	1.175%	16,914,115	1,150,897
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350%
Cap 6.350%
03/20/2053	1.025%	17,395,895	1,442,099
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050%
Cap 6.050%
06/20/2053	0.725%	16,742,107	1,081,058
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050%
Cap 16.050%
09/20/2053	2.799%	2,667,971	2,406,419
Government National Mortgage Association TBA(h)
12/20/2053	3.000%	17,000,000	14,703,899
12/20/2053	4.500%	65,000,000	61,467,795
Uniform Mortgage-Backed Security TBA(h)
12/18/2038	2.500%	20,000,000	17,977,665
12/18/2038-
12/13/2053	3.000%	130,000,000	112,383,286
12/13/2053	2.000%	58,000,000	45,036,093
12/13/2053	3.500%	99,927,560	87,613,820
12/13/2053	4.500%	115,000,000	107,672,589
12/13/2053	5.000%	31,000,000	29,830,134
12/13/2053	5.500%	20,000,000	19,706,057
12/13/2053	6.000%	40,000,000	40,111,059

Total Residential Mortgage-Backed Securities - Agency (Cost $1,351,906,243)			1,235,717,485

The accompanying Notes to Financial Statements are an integral part of this statement.

12        Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency 19.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,896,275	2,757,057
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,350,399
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950%
07/25/2029	7.407%	3,214,373	3,222,347
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500%
10/25/2029	7.957%	2,014,952	2,019,664
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900%
07/12/2033	4.187%	9,008,747	9,008,747
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	7,147,253	6,553,038
CMO Series 2023-1 Class M1
03/25/2058	8.334%	6,144,000	6,056,449
CMO Series 2023-3 Class A1
07/25/2058	7.100%	7,279,286	7,301,424
CMO Series 2023-4 Class A1
09/25/2058	7.573%	4,688,598	4,744,673
CIM Trust(a),(d)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	7,134,973
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,534,157	2,473,657
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,858,146	2,727,304
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-11 Class 1A2
02/25/2037	4.425%	159,942	152,920
CMO Series 2014-A Class B2
01/25/2035	5.473%	639,324	621,625
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,863,541	2,670,923
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
30-day Average SOFR + 2.164%
01/25/2040	7.493%	1,964,922	1,990,674

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000%
01/25/2042	8.328%	10,000,000	10,088,586
Subordinated CMO Series 2019-R01 Class 2B1
30-day Average SOFR + 4.464%
07/25/2031	9.793%	11,290,000	12,081,717
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000%
12/25/2041	11.328%	7,000,000	7,110,529
CSMC Trust(a),(d)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	2,188,689	2,088,518
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	5,201,969	4,106,351
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000%
06/25/2033	4.617%	4,280,998	4,058,798
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750%
01/25/2051	10.078%	4,000,000	3,959,484
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500%
01/25/2034	10.828%	7,000,000	7,040,426
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(c),(i)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000%
02/25/2032	4.506%	9,599,448	9,417,163
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600%
11/25/2050	7.928%	5,685,500	5,779,796
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750%
02/25/2042	10.078%	4,500,000	4,634,713
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,005,983	1,828,678
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	7,692,827	6,233,915
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,934,650	3,747,871
New Residential Mortgage Loan Trust(a),(d),(e)
CMO Series 2014-1A Class AIO
01/25/2054	2.250%	8,197,878	367,085

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        13

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,193,990
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	4.012%	12,000,000	8,301,739
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	2,267,399	2,073,676
OBX Trust(a),(d)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	3,837,658
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750%
05/30/2025	9.216%	1,763,456	1,760,471
PNMAC GMSR Issuer Trust(a),(b),(e)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850%
02/25/2025	8.307%	17,450,000	17,450,169
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764%
08/25/2025	8.107%	19,500,000	19,505,850
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	6,287,716	5,781,257
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	7,046,966	6,792,983
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,150,829	3,954,530
CMO Series 2022-NQM1 Class M1
08/25/2067	5.460%	6,000,000	5,156,788
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,226,949
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,068,143	2,946,160
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850%
11/25/2031	7.178%	914,579	914,132
RUN Trust(a),(d)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.050%	5,000,000	3,532,889

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,440,849	1,376,690
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	3,859,532
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	5,795,744	5,337,535
Stonnington Mortgage Trust(a),(c),(d),(i)
CMO Series 2020-1 Class A
07/28/2024	5.500%	309,443	304,801
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600%
10/25/2033	8.057%	2,668,433	2,671,355
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,610,517	3,399,398
Vendee Mortgage Trust(d),(e)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	324,263	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	379,201	0
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	5,396,874
CMO Series 2023-INV1 Class M1
02/25/2068	7.594%	4,200,000	4,128,624
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	2,307,301	2,089,286

Total Residential Mortgage-Backed Securities - Non-Agency (Cost $265,765,359)			262,322,840

Call Option Contracts Purchased 0.7%

			Value ($)
(Cost $23,227,250)			9,231,350

The accompanying Notes to Financial Statements are an integral part of this statement.

14        Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Money Market Funds 6.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(j),(k)	88,288,112	88,270,455

Total Money Market Funds (Cost $88,268,383)		88,270,455

Total Investments in Securities (Cost: $2,087,422,844)		1,915,109,150

Other Assets & Liabilities, Net		(542,897,010)

Net Assets		1,372,212,140

At November 30, 2023, securities and/or cash totaling $10,435,215 were pledged as collateral.

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	4,011	03/2024	USD	428,581,619	2,288,989	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(501)	03/2024	USD	(58,335,188)	—	(402,133)
U.S. Treasury 10-Year Note	(1,980)	03/2024	USD	(217,397,813)	—	(2,039,261)
U.S. Treasury 2-Year Note	(293)	03/2024	USD	(59,907,055)	21,635	—
U.S. Treasury Ultra Bond	(4)	03/2024	USD	(492,000)	—	(5,519)

Total					21,635	(2,446,913)

Call option contracts purchased

Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	55,000,000	55,000,000	3.00	12/01/2023	1,897,500	6
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	200,000,000	200,000,000	3.50	12/12/2023	6,033,000	20,800
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	8,070
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.60	01/11/2024	4,117,500	374,100
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	09/20/2024	4,500,000	3,876,825
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	95,000,000	95,000,000	4.00	11/06/2024	2,850,000	3,683,549
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	40,000,000	40,000,000	3.75	11/29/2024	1,268,000	1,268,000

Total							23,227,250	9,231,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        15

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	17.069	USD	10,000,000	(2,992,260)	5,000	—	(1,167,314)	—	(1,819,946)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	10,000,000	(2,992,260)	5,000	—	(1,518,707)	—	(1,468,553)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	20,000,000	(5,984,520)	10,000	—	(3,609,677)	—	(2,364,843)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	154.227	USD	3,163,511	(631,138)	1,582	—	(162,658)	—	(466,898)

Total								(12,600,178)	21,582	—	(6,458,356)	—	(6,120,240)

*

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $549,622,230, which represents 40.05% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security in default.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a security purchased on a when-issued basis.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $9,721,964, which represents 0.71% of total net assets.

(j)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(k)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	38,986,638	400,825,122	(351,545,436)	4,131	88,270,455	8,167	1,479,880	88,288,112

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

FHLMC	Federal Home Loan Mortgage Corporation

SOFR	Secured Overnight Financing Rate

The accompanying Notes to Financial Statements are an integral part of this statement.

16        Columbia Quality Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Abbreviation Legend (continued)

STRIPS	Separate Trading of Registered Interest and Principal Securities

TBA	To Be Announced

Currency Legend

USD	US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities – Non-Agency	—	213,005,446	1,731,455	214,736,901
Commercial Mortgage-Backed Securities - Agency	—	28,208,832	—	28,208,832
Commercial Mortgage-Backed Securities - Non-Agency	—	76,621,287	—	76,621,287
Residential Mortgage-Backed Securities - Agency	—	1,235,717,485	—	1,235,717,485
Residential Mortgage-Backed Securities - Non-Agency	—	243,592,129	18,730,711	262,322,840
Call Option Contracts Purchased	—	9,231,350	—	9,231,350
Money Market Funds	88,270,455	—	—	88,270,455

Total Investments in Securities	88,270,455	1,806,376,529	20,462,166	1,915,109,150

Investments in Derivatives
Asset
Futures Contracts	2,310,624	—	—	2,310,624

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        17

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(2,446,913)	—	—	(2,446,913)
Swap Contracts	—	(6,120,240)	—	(6,120,240)

Total	88,134,166	1,800,256,289	20,462,166	1,908,852,621

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Balance as of 05/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2023 ($)
Asset-Backed Securities — Non-Agency	2,953,987	13,548	—	7,589	—	(1,243,669)	—	—	1,731,455
Residential Mortgage-Backed Securities — Non-Agency	35,560,637	209,564	14,111	1,128,252	—	(18,181,853)	—	—	18,730,711

Total	38,514,624	223,112	14,111	1,135,841	—	(19,425,522)	—	—	20,462,166

(a)

Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2023 was $245,518, which is comprised of Asset-Backed Securities — Non-Agency of $7,589 and Residential Mortgage-Backed Securities — Non-Agency of $237,929.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  Columbia Quality Income Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,975,927,211)	$1,817,607,345
Affiliated issuers (cost $88,268,383)	88,270,455
Option contracts purchased (cost $23,227,250)	9,231,350
Cash collateral held at broker for:
Swap contracts	4,308,000
Receivable for:
Investments sold on a delayed delivery basis	56,294,948
Capital shares sold	16,451,906
Dividends	239,885
Interest	5,812,129
Variation margin for futures contracts	2,148,147
Expense reimbursement due from Investment Manager	2,789
Prepaid expenses	13,936
Other assets	74

Total assets	2,000,380,964

Liabilities
Due to custodian	63,415
Unrealized depreciation on swap contracts	6,120,240
Upfront receipts on swap contracts	6,458,356
Payable for:
Investments purchased	23,593,753
Investments purchased on a delayed delivery basis	580,335,748
Capital shares redeemed	4,199,563
Distributions to shareholders	5,088,842
Variation margin for futures contracts	1,984,936
Management services fees	18,474
Distribution and/or service fees	1,693
Transfer agent fees	77,456
Trustees’ fees	177,757
Compensation of chief compliance officer	133
Other expenses	48,458

Total liabilities	628,168,824

Net assets applicable to outstanding capital stock	$1,372,212,140

Represented by
Paid in capital	1,844,816,148
Total distributable earnings (loss)	(472,604,008)

Total - representing net assets applicable to outstanding capital stock	$1,372,212,140

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        19

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$223,333,361
Shares outstanding	13,055,974
Net asset value per share	$17.11
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.64
Advisor Class
Net assets	$23,451,636
Shares outstanding	1,371,599
Net asset value per share	$17.10
Class C
Net assets	$4,570,462
Shares outstanding	266,745
Net asset value per share	$17.13
Institutional Class
Net assets	$291,927,643
Shares outstanding	17,076,073
Net asset value per share	$17.10
Institutional 2 Class
Net assets	$18,778,824
Shares outstanding	1,098,499
Net asset value per share	$17.09
Institutional 3 Class
Net assets	$808,586,921
Shares outstanding	47,486,874
Net asset value per share	$17.03
Class R
Net assets	$1,563,293
Shares outstanding	91,453
Net asset value per share	$17.09

The accompanying Notes to Financial Statements are an integral part of this statement.

20        Columbia Quality Income Fund | Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,479,880
Interest	31,153,408
Interfund lending	3,710

Total income	32,636,998

Expenses:
Management services fees	3,371,415
Distribution and/or service fees
Class A	294,795
Class C	27,728
Class R	4,408
Transfer agent fees
Class A	194,132
Advisor Class	15,715
Class C	4,557
Institutional Class	242,171
Institutional 2 Class	5,283
Institutional 3 Class	22,239
Class R	1,450
Trustees’ fees	16,498
Custodian fees	19,867
Printing and postage fees	22,971
Registration fees	57,522
Accounting services fees	25,851
Legal fees	15,833
Interest on collateral	126,025
Compensation of chief compliance officer	133
Other	16,972

Total expenses	4,485,565

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(230,725)
Expense reduction	(3,574)

Total net expenses	4,251,266

Net investment income	28,385,732

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,577,095)
Investments — affiliated issuers	8,167
Foreign currency translations	1,820
Futures contracts	(913,546)
Option contracts purchased	(16,908,065)
Option contracts written	(5,251,550)
Swap contracts	(571,492)

Net realized loss	(70,211,761)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,941,438
Investments — affiliated issuers	4,131
Futures contracts	1,581,067
Option contracts purchased	(3,419,539)
Option contracts written	(377,088)
Swap contracts	2,982,496

Net change in unrealized appreciation (depreciation)	4,712,505

Net realized and unrealized loss	(65,499,256)

Net decrease in net assets resulting from operations	$(37,113,524)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$28,385,732	$51,579,772
Net realized loss	(70,211,761)	(107,914,584)
Net change in unrealized appreciation (depreciation)	4,712,505	(66,590,819)

Net decrease in net assets resulting from operations	(37,113,524)	(122,925,631)

Distributions to shareholders
Net investment income and net realized gains
Class A	(4,489,801)	(9,074,287)
Advisor Class	(389,982)	(880,873)
Class C	(83,988)	(219,813)
Institutional Class	(5,987,976)	(9,686,621)
Institutional 2 Class	(383,181)	(748,007)
Institutional 3 Class	(16,721,722)	(32,489,042)
Class R	(31,221)	(66,598)

Total distributions to shareholders	(28,087,871)	(53,165,241)

Increase (decrease) in net assets from capital stock activity	32,885,265	(137,560,068)

Total decrease in net assets	(32,316,130)	(313,650,940)

Net assets at beginning of period	1,404,528,270	1,718,179,210

Net assets at end of period	$1,372,212,140	$1,404,528,270

The accompanying Notes to Financial Statements are an integral part of this statement.

22        Columbia Quality Income Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	629,387	10,836,020	1,237,581	22,888,404
Distributions reinvested	197,722	3,372,040	377,554	6,899,532
Shares redeemed	(1,880,889)	(32,015,517)	(3,656,607)	(67,159,893)

Net decrease	(1,053,780)	(17,807,457)	(2,041,472)	(37,371,957)

Advisor Class
Shares sold	507,680	8,523,387	172,987	3,219,521
Distributions reinvested	20,434	348,733	44,442	813,510
Shares redeemed	(299,170)	(5,092,894)	(756,211)	(14,014,640)

Net increase (decrease)	228,944	3,779,226	(538,782)	(9,981,609)

Class C
Shares sold	2,979	50,307	39,114	699,440
Distributions reinvested	4,564	77,975	10,502	192,292
Shares redeemed	(116,695)	(2,003,058)	(316,090)	(5,841,171)

Net decrease	(109,152)	(1,874,776)	(266,474)	(4,949,439)

Institutional Class
Shares sold	3,706,155	64,288,755	8,082,005	145,972,237
Distributions reinvested	334,402	5,694,941	487,810	8,896,781
Shares redeemed	(3,246,927)	(55,625,271)	(8,867,877)	(165,802,392)

Net increase (decrease)	793,630	14,358,425	(298,062)	(10,933,374)

Institutional 2 Class
Shares sold	183,065	3,102,501	325,675	6,196,472
Distributions reinvested	22,507	383,177	40,916	746,854
Shares redeemed	(136,175)	(2,336,165)	(570,581)	(10,584,594)

Net increase (decrease)	69,397	1,149,513	(203,990)	(3,641,268)

Institutional 3 Class
Shares sold	7,101,163	122,158,788	13,451,351	246,359,545
Distributions reinvested	961,383	16,315,488	1,726,527	31,403,957
Shares redeemed	(6,251,789)	(104,910,709)	(19,004,495)	(347,832,471)

Net increase (decrease)	1,810,757	33,563,567	(3,826,617)	(70,068,969)

Class R
Shares sold	3,723	63,949	4,998	90,915
Distributions reinvested	1,831	31,220	3,621	66,162
Shares redeemed	(22,280)	(378,402)	(41,610)	(770,529)

Net decrease	(16,726)	(283,233)	(32,991)	(613,452)

Total net increase (decrease)	1,723,070	32,885,265	(7,208,388)	(137,560,068)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        23

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$17.89	0.33	(0.78)	(0.45)	(0.33)	—	(0.33)
Year Ended 5/31/2023	$20.05	0.58	(2.14)	(1.56)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$22.86	0.46	(2.89)	(2.43)	(0.38)	—	(0.38)
Year Ended 5/31/2021(e)	$22.20	0.61	1.00	1.61	(0.68)	(0.27)	(0.95)
Year Ended 5/31/2020(e)	$22.10	0.56	0.06	0.62	(0.52)	—	(0.52)
Year Ended 5/31/2019(e)	$21.35	0.64	0.63	1.27	(0.52)	—	(0.52)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$17.88	0.35	(0.78)	(0.43)	(0.35)	—	(0.35)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	—	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	—	(0.44)
Year Ended 5/31/2021(e)	$22.19	0.67	0.99	1.66	(0.74)	(0.27)	(1.01)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
Year Ended 5/31/2019(e)	$21.34	0.68	0.67	1.35	(0.60)	—	(0.60)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$17.92	0.27	(0.80)	(0.53)	(0.26)	—	(0.26)
Year Ended 5/31/2023	$20.08	0.44	(2.13)	(1.69)	(0.47)	—	(0.47)
Year Ended 5/31/2022	$22.90	0.29	(2.89)	(2.60)	(0.22)	—	(0.22)
Year Ended 5/31/2021(e)	$22.24	0.44	1.00	1.44	(0.51)	(0.27)	(0.78)
Year Ended 5/31/2020(e)	$22.14	0.40	0.06	0.46	(0.36)	—	(0.36)
Year Ended 5/31/2019(e)	$21.39	0.48	0.63	1.11	(0.36)	—	(0.36)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$17.88	0.35	(0.78)	(0.43)	(0.35)	—	(0.35)
Year Ended 5/31/2023	$20.04	0.63	(2.14)	(1.51)	(0.65)	—	(0.65)
Year Ended 5/31/2022	$22.84	0.51	(2.87)	(2.36)	(0.44)	—	(0.44)
Year Ended 5/31/2021(e)	$22.19	0.66	1.00	1.66	(0.74)	(0.27)	(1.01)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
Year Ended 5/31/2019(e)	$21.34	0.68	0.67	1.35	(0.60)	—	(0.60)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$17.88	0.36	(0.79)	(0.43)	(0.36)	—	(0.36)
Year Ended 5/31/2023	$20.04	0.64	(2.13)	(1.49)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.84	0.53	(2.88)	(2.35)	(0.45)	—	(0.45)
Year Ended 5/31/2021(e)	$22.19	0.68	1.00	1.68	(0.76)	(0.27)	(1.03)
Year Ended 5/31/2020(e)	$22.09	0.64	0.06	0.70	(0.60)	—	(0.60)
Year Ended 5/31/2019(e)	$21.35	0.72	0.62	1.34	(0.60)	—	(0.60)

The accompanying Notes to Financial Statements are an integral part of this statement.

24        Columbia Quality Income Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$17.11	(2.51%)	0.95	%(c)	0.91	%(c),(d)	3.87%	190%	$223,333
Year Ended 5/31/2023	$17.89	(7.78%)	0.95	%(c)	0.93	%(c),(d)	3.14%	341%	$252,442
Year Ended 5/31/2022	$20.05	(10.74%)	0.89	%(c)	0.89	%(c),(d)	2.06%	207%	$323,845
Year Ended 5/31/2021(e)	$22.86	7.36%	0.91	%(c)	0.90	%(c),(d)	2.69%	319%	$429,196
Year Ended 5/31/2020(e)	$22.20	2.81%	0.92	%(c)	0.90	%(c),(d)	2.61%	326%	$421,105
Year Ended 5/31/2019(e)	$22.10	6.12%	0.93	%(c)	0.92	%(c),(d)	2.96%	302%	$453,821
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$17.10	(2.38%)	0.71	%(c)	0.66	%(c),(d)	4.14%	190%	$23,452
Year Ended 5/31/2023	$17.88	(7.56%)	0.70	%(c)	0.68	%(c),(d)	3.37%	341%	$20,432
Year Ended 5/31/2022	$20.04	(10.49%)	0.64	%(c)	0.64	%(c),(d)	2.30%	207%	$33,695
Year Ended 5/31/2021(e)	$22.84	7.53%	0.66	%(c)	0.65	%(c),(d)	2.94%	319%	$62,560
Year Ended 5/31/2020(e)	$22.19	3.25%	0.67	%(c)	0.65	%(c),(d)	2.87%	326%	$99,749
Year Ended 5/31/2019(e)	$22.09	6.21%	0.68	%(c)	0.67	%(c),(d)	3.22%	302%	$90,690
Class C
Six Months Ended 11/30/2023 (Unaudited)	$17.13	(2.92%)	1.71	%(c)	1.67	%(c),(d)	3.10%	190%	$4,570
Year Ended 5/31/2023	$17.92	(8.45%)	1.69	%(c)	1.68	%(c),(d)	2.36%	341%	$6,737
Year Ended 5/31/2022	$20.08	(11.44%)	1.64	%(c)	1.64	%(c),(d)	1.31%	207%	$12,902
Year Ended 5/31/2021(e)	$22.90	6.54%	1.66	%(c)	1.65	%(c),(d)	1.94%	319%	$17,854
Year Ended 5/31/2020(e)	$22.24	2.23%	1.67	%(c)	1.66	%(c),(d)	1.86%	326%	$21,452
Year Ended 5/31/2019(e)	$22.14	5.14%	1.68	%(c)	1.67	%(c),(d)	2.20%	302%	$22,792
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$17.10	(2.38%)	0.70	%(c)	0.66	%(c),(d)	4.12%	190%	$291,928
Year Ended 5/31/2023	$17.88	(7.56%)	0.70	%(c)	0.68	%(c),(d)	3.40%	341%	$291,134
Year Ended 5/31/2022	$20.04	(10.49%)	0.64	%(c)	0.64	%(c),(d)	2.30%	207%	$332,225
Year Ended 5/31/2021(e)	$22.84	7.53%	0.66	%(c)	0.65	%(c),(d)	2.93%	319%	$519,577
Year Ended 5/31/2020(e)	$22.19	3.25%	0.67	%(c)	0.65	%(c),(d)	2.86%	326%	$522,050
Year Ended 5/31/2019(e)	$22.09	6.41%	0.68	%(c)	0.67	%(c),(d)	3.23%	302%	$603,089
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$17.09	(2.40%)	0.60	%(c)	0.57	%(c)	4.22%	190%	$18,779
Year Ended 5/31/2023	$17.88	(7.47%)	0.60	%(c)	0.59	%(c)	3.49%	341%	$18,400
Year Ended 5/31/2022	$20.04	(10.41%)	0.56	%(c)	0.56	%(c)	2.37%	207%	$24,711
Year Ended 5/31/2021(e)	$22.84	7.62%	0.57	%(c)	0.56	%(c)	2.99%	319%	$41,073
Year Ended 5/31/2020(e)	$22.19	3.35%	0.58	%(c)	0.56	%(c)	2.96%	326%	$30,795
Year Ended 5/31/2019(e)	$22.09	6.32%	0.58	%(c)	0.56	%(c)	3.34%	302%	$37,589

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        25

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$17.81	0.36	(0.78)	(0.42)	(0.36)	—	(0.36)
Year Ended 5/31/2023	$19.96	0.65	(2.13)	(1.48)	(0.67)	—	(0.67)
Year Ended 5/31/2022	$22.75	0.54	(2.87)	(2.33)	(0.46)	—	(0.46)
Year Ended 5/31/2021(e)	$22.10	0.69	0.99	1.68	(0.76)	(0.27)	(1.03)
Year Ended 5/31/2020(e)	$22.00	0.68	0.06	0.74	(0.64)	—	(0.64)
Year Ended 5/31/2019(e)	$21.25	0.72	0.63	1.35	(0.60)	—	(0.60)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$17.88	0.31	(0.79)	(0.48)	(0.31)	—	(0.31)
Year Ended 5/31/2023	$20.04	0.53	(2.13)	(1.60)	(0.56)	—	(0.56)
Year Ended 5/31/2022	$22.84	0.40	(2.87)	(2.47)	(0.33)	—	(0.33)
Year Ended 5/31/2021(e)	$22.18	0.54	1.01	1.55	(0.62)	(0.27)	(0.89)
Year Ended 5/31/2020(e)	$22.08	0.52	0.06	0.58	(0.48)	—	(0.48)
Year Ended 5/31/2019(e)	$21.33	0.60	0.63	1.23	(0.48)	—	(0.48)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2023	5/31/2023	5/31/2022	5/31/2021	5/31/2020	5/31/2019
Class A	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Advisor Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class R	0.02%	0.02%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.

The accompanying Notes to Financial Statements are an integral part of this statement.

26        Columbia Quality Income Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$17.03	(2.33%)	0.54	%(c)	0.51	%(c)	4.27%	190%	$808,587
Year Ended 5/31/2023	$17.81	(7.42%)	0.54	%(c)	0.54	%(c)	3.54%	341%	$813,449
Year Ended 5/31/2022	$19.96	(10.38%)	0.51	%(c)	0.51	%(c)	2.45%	207%	$987,973
Year Ended 5/31/2021(e)	$22.75	7.64%	0.52	%(c)	0.52	%(c)	3.05%	319%	$1,197,807
Year Ended 5/31/2020(e)	$22.10	3.40%	0.53	%(c)	0.51	%(c)	3.01%	326%	$729,991
Year Ended 5/31/2019(e)	$22.00	6.58%	0.52	%(c)	0.51	%(c)	3.37%	302%	$692,552
Class R
Six Months Ended 11/30/2023 (Unaudited)	$17.09	(2.69%)	1.20	%(c)	1.16	%(c),(d)	3.62%	190%	$1,563
Year Ended 5/31/2023	$17.88	(8.02%)	1.20	%(c)	1.18	%(c),(d)	2.88%	341%	$1,934
Year Ended 5/31/2022	$20.04	(10.94%)	1.14	%(c)	1.14	%(c),(d)	1.79%	207%	$2,828
Year Ended 5/31/2021(e)	$22.84	7.00%	1.16	%(c)	1.15	%(c),(d)	2.40%	319%	$5,482
Year Ended 5/31/2020(e)	$22.18	2.74%	1.17	%(c)	1.15	%(c),(d)	2.36%	326%	$2,711
Year Ended 5/31/2019(e)	$22.08	5.87%	1.19	%(c)	1.17	%(c),(d)	2.76%	302%	$1,454

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Quality Income Fund | Semiannual Report 2023        27

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Quality Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

28        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to

Columbia Quality Income Fund | Semiannual Report 2023        29

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

30        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to hedge certain Fund investment exposures, to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest rate swaption contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Columbia Quality Income Fund | Semiannual Report 2023        31

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Swap contracts

Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

32        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2023:

	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,310,624	*
Interest rate risk	Investments, at value — Option contracts purchased	9,231,350

Total		11,541,974

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,120,240	*
Credit risk	Upfront receipts on swap contracts	6,458,356
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,446,913	*

Total		15,025,509

*

Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Quality Income Fund | Semiannual Report 2023        33

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2023:

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(571,492)	(571,492)
Interest rate risk	(913,546)	(16,908,065)	(5,251,550)	—	(23,073,161)

Total	(913,546)	(16,908,065)	(5,251,550)	(571,492)	(23,644,653)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	2,982,496	2,982,496
Interest rate risk	1,581,067	(3,419,539)	(377,088)	—	(2,215,560)

Total	1,581,067	(3,419,539)	(377,088)	2,982,496	766,936

The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2023:

Derivative instrument	Average notional amounts ($ )
Futures contracts — long	705,510,843
Futures contracts — short	356,714,251
Credit default swap contracts — sell protection	53,327,742

Derivative instrument	Average value ($)
Option contracts purchased	8,877,719
Option contracts written	(1,367,595)

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

34        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of assets and liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2023:

	Citi ($) (a)	Citi ($) (a)	Morgan Stanley ($)	Total ($)
Assets
Call option contracts purchased	6	—	9,231,344	9,231,350
Liabilities
OTC credit default swap contracts (b)	—	2,987,260	9,591,336	12,578,596

Total financial and derivative net assets	6	(2,987,260)	(359,992)	(3,347,246)

Total collateral received (pledged) (c)	—	(2,987,260)	(359,992)	(3,347,252)

Net amount (d)	6	—	—	6

Columbia Quality Income Fund | Semiannual Report 2023        35

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)

Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

36        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.49% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Quality Income Fund | Semiannual Report 2023        37

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.16
Institutional Class	0.17
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $3,574.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $391,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	3.00	0.50 - 1.00	(a)	20,773
Class C	—	1.00	(b)	612

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

38        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	0.86%	0.91%
Advisor Class	0.61	0.66
Class C	1.61	1.66
Institutional Class	0.61	0.66
Institutional 2 Class	0.51	0.57
Institutional 3 Class	0.46	0.52
Class R	1.11	1.16

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,080,964,000	32,031,000	(210,600,000)	(178,569,000)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at May 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration short-term ($)	No expiration long-term ($)	Total ($)
(127,608,531)	(90,530,486)	(218,139,017)

Columbia Quality Income Fund | Semiannual Report 2023        39

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,462,031,948 and $3,482,043,950, respectively, for the six months ended November 30, 2023, of which $3,359,108,636 and $3,328,703,073, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,933,333	5.69	3

Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in

40        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Leverage risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Columbia Quality Income Fund | Semiannual Report 2023        41

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 74.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

42        Columbia Quality Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Quality Income Fund | Semiannual Report 2023        43

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Quality Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

44        Columbia Quality Income Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Quality Income Fund | Semiannual Report 2023        45

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

46        Columbia Quality Income Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Quality Income Fund | Semiannual Report 2023        47

Columbia Quality Income Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR236_05_P01_(01/24)

COLUMBIA SELIGMAN TECHNOLOGY AND INFORMATION FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Seligman Technology and Information Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Seligman Technology and Information Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with capital gain.

Portfolio management

Paul Wick

Lead Portfolio Manager

Managed Fund since 1990

Shekhar Pramanick

Technology Team Member

Managed Fund since 2013

Sanjay Devgan

Technology Team Member

Managed Fund since 2013

Jeetil Patel

Technology Team Member

Managed Fund since 2015

Vimal Patel

Technology Team Member

Managed Fund since 2018

Israel Hernandez

Technology Team Member

Managed Fund since 2021

Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	06/23/83	11.24	24.16	21.39	19.49
Including sales charges		4.85	17.02	19.96	18.79
Advisor Class	08/03/09	11.37	24.47	21.70	19.79
Class C Excluding sales charges	05/27/99	10.83	23.24	20.49	18.60
Including sales charges		9.83	22.24	20.49	18.60
Institutional Class	09/27/10	11.38	24.48	21.70	19.80
Institutional 2 Class	11/30/01	11.40	24.51	21.74	19.87
Institutional 3 Class*	03/01/17	11.43	24.59	21.81	19.77
Class R	04/30/03	11.10	23.86	21.09	19.20
S&P North American Technology Sector Index		13.68	39.20	18.70	18.51

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Common Stocks	93.8
Exchange-Traded Equity Funds	0.1
Money Market Funds	6.1
Preferred Stocks	0.0	(a)

Total	100.0

(a)	Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)
Communication Services	10.8
Consumer Discretionary	1.9
Financials	6.3
Health Care	0.3
Industrials	2.9
Information Technology	76.4
Real Estate	1.4

Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Equity sub-industry breakdown (%) (at November 30, 2023)
Information Technology
Application Software	7.9
Communications Equipment	3.4
Electronic Equipment & Instruments	1.4
Internet Services & Infrastructure	3.2
IT Consulting & Other Services	0.3
Semiconductor Materials & Equipment	13.4
Semiconductors	23.8
Systems Software	12.7
Technology Hardware, Storage & Peripherals	10.3

Total	76.4

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.40	1,019.10	6.23	5.96	1.18
Advisor Class	1,000.00	1,000.00	1,113.70	1,020.35	4.91	4.70	0.93
Class C	1,000.00	1,000.00	1,108.30	1,015.35	10.17	9.72	1.93
Institutional Class	1,000.00	1,000.00	1,113.80	1,020.35	4.91	4.70	0.93
Institutional 2 Class	1,000.00	1,000.00	1,114.00	1,020.50	4.76	4.55	0.90
Institutional 3 Class	1,000.00	1,000.00	1,114.30	1,020.75	4.49	4.29	0.85
Class R	1,000.00	1,000.00	1,111.00	1,017.85	7.55	7.21	1.43

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 94.5%

Issuer	Shares	Value ($)
Communication Services 10.2%
Cable & Satellite 1.1%
Comcast Corp., Class A(a)	2,850,425	119,404,303

Total Cable & Satellite		119,404,303
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(b)	3,249,580	430,666,837
Alphabet, Inc., Class C(b)	1,766,460	236,564,323
Match Group, Inc.(b)	1,292,900	41,864,102
Meta Platforms, Inc., Class A(b)	164,700	53,881,605
Pinterest, Inc., Class A(b)	2,889,656	98,450,580

Total Interactive Media & Services		861,427,447
Movies & Entertainment 0.5%
Warner Bros Discovery, Inc.(b)	4,969,406	51,930,293

Total Movies & Entertainment		51,930,293
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	511,575	76,966,459

Total Wireless Telecommunication Services		76,966,459

Total Communication Services		1,109,728,502
Consumer Discretionary 1.8%
Broadline Retail 1.8%
eBay, Inc.	4,713,074	193,283,165

total Broadline Retail		193,283,165

Total Consumer Discretionary		193,283,165
Financials 5.9%
Consumer Finance 0.0%
CommonBond, Class A(b),(c),(d),(e)	1,505,550	1

Total Consumer Finance		1
Transaction & Payment Processing Services 5.9%
Block, Inc., Class A(b)	925,150	58,682,265
Fidelity National Information Services, Inc.	596,400	34,972,896
Fiserv, Inc.(b)	846,807	110,601,462
Global Payments, Inc.	1,134,550	132,107,002
Visa, Inc., Class A	1,192,425	306,071,649

Total Transaction & Payment Processing Services		642,435,274

Total Financials		642,435,275
Health Care 0.3%

Common Stocks (continued)

Issuer	Shares	Value ($)
Biotechnology 0.3%
Apnimed, Inc.(b),(c),(d),(e)	1,127,586	12,517,332
Apnimed, Inc.(b),(c),(d),(e)	675,613	7,499,980
Apnimed, Inc.(b),(c),(d),(e)	360,327	3,999,990
Apnimed, Inc.(b),(c),(d),(e)	450,409	4,999,991
Eiger BioPharmaceuticals, Inc.(b),(f)	2,319,150	788,743

Total Biotechnology		29,806,036

Total Health Care		29,806,036
Industrials 2.7%
Heavy Electrical Equipment 2.5%
Bloom Energy Corp., Class A(b),(f)	18,863,254	272,385,388

Total Heavy Electrical Equipment		272,385,388
Human Resource & Employment Services 0.2%
HireRight Holdings Corp.(b)	1,802,135	23,698,075

Total Human Resource & Employment Services		23,698,075

Total Industrials		296,083,463
Information Technology 72.2%
Application Software 7.5%
AppLovin Corp.(b)	592,598	22,210,573
Cerence, Inc.(b)	1,917,074	33,146,209
Dropbox, Inc., Class A(b)	10,750,009	302,935,254
Five9, Inc.(b)	147,600	11,250,072
RingCentral, Inc., Class A(b)	2,701,308	76,879,226
Salesforce, Inc.(b)	162,619	40,963,726
Synopsys, Inc.(b)	598,716	325,240,493

Total Application Software		812,625,553
Communications Equipment 3.2%
Arista Networks, Inc.(b)	421,003	92,498,569
F5, Inc.(b)	1,046,200	179,098,978
Lumentum Holdings, Inc.(b)	1,823,872	78,061,722

Total Communications Equipment		349,659,269
Electronic Equipment & Instruments 1.3%
Advanced Energy Industries, Inc.	1,500,263	142,599,998
Movella Holdings, Inc.(b),(f)	1,623,640	582,887

Total Electronic Equipment & Instruments		143,182,885

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Services & Infrastructure 3.0%
GoDaddy, Inc., Class A(a),(b)	3,243,230	324,517,594

Total Internet Services & Infrastructure		324,517,594
IT Consulting & Other Services 0.3%
DXC Technology Co.(b)	1,143,500	26,449,155

Total IT Consulting & Other Services		26,449,155
Semiconductor Materials & Equipment 12.7%
Applied Materials, Inc.	2,595,731	388,788,589
Lam Research Corp.	967,393	692,575,996
Teradyne, Inc.	3,204,055	295,509,993

Total Semiconductor Materials & Equipment		1,376,874,578
Semiconductors 22.5%
Analog Devices, Inc.	1,310,452	240,310,688
Broadcom, Inc.	611,055	565,671,945
indie Semiconductor, Inc., Class A(b)	2,000,000	14,920,000
Marvell Technology, Inc.	4,609,353	256,879,243
Microchip Technology, Inc.	2,151,550	179,525,332
NVIDIA Corp.	454,075	212,370,877
NXP Semiconductors NV	790,600	161,345,648
ON Semiconductor Corp.(b)	1,795,275	128,056,966
Qorvo, Inc.(b)	733,600	70,792,400
QUALCOMM, Inc.	331,300	42,754,265
Renesas Electronics Corp.(b)	11,803,400	205,720,997
Semtech Corp.(b)	2,687,100	43,987,827
Skyworks Solutions, Inc.	95,300	9,237,429
SMART Global Holdings, Inc.(b),(f)	3,193,083	53,196,763
Synaptics, Inc.(b),(f)	2,435,395	246,559,390
Transphorm, Inc.(b),(f)	3,216,212	9,970,257

Total Semiconductors		2,441,300,027
Systems Software 12.0%
Adeia, Inc.(f)	7,186,841	66,047,069
Gen Digital, Inc.	10,145,908	224,021,648
Microsoft Corp.	1,565,150	593,050,986
Oracle Corp.	1,883,976	218,936,851
Palo Alto Networks, Inc.(b)	520,310	153,538,278
Tenable Holdings, Inc.(b)	1,186,794	49,121,404

Total Systems Software		1,304,716,236

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc.(a)	3,082,400	585,501,880
Dell Technologies, Inc.(a)	1,724,536	130,840,546
NetApp, Inc.	2,678,206	244,761,246
Western Digital Corp.(b)	1,851,092	89,426,255

Total Technology Hardware, Storage & Peripherals		1,050,529,927

Total Information Technology		7,829,855,224
Real Estate 1.4%
Telecom Tower REITs 1.4%
American Tower Corp.	369,795	77,205,800
Crown Castle, Inc.	617,017	72,363,754

Total Telecom Tower REITs		149,569,554

Total Real Estate		149,569,554

Total Common Stocks (Cost: $5,542,875,719)		10,250,761,219

Exchange-Traded Equity Funds 0.1%
Financials 0.1%
Diversified Capital Markets 0.1%
Columbia Seligman Semiconductor and Technology ETF(f)	540,600	11,027,699

Total Diversified Capital Markets		11,027,699

Total Financials		11,027,699

Total Exchange-Traded Equity Funds (Cost: $8,811,780)		11,027,699

Preferred Stocks 0.0%

Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond LLC(c),(d),(e),(g)	1.000%	686,561	1

Total Financials			1

Total Preferred Stocks (Cost: $295,734)			1

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Money Market Funds 6.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(f),(h)	667,371,404	667,237,929

Total Money Market Funds (Cost: $667,160,077)		667,237,929

Total Investments in Securities (Cost $6,219,143,310)		10,929,026,848

Other Assets & Liabilities, Net		(80,693,958)

Net Assets		$10,848,332,890

At November 30, 2023, securities and/or cash totaling $135,471,487 were pledged as collateral.

Investments in derivatives

Call option contracts written

Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(58,542,590)	(3,082)	185.00	12/15/2023	(743,373)	(1,910,840)
Comcast Corp	Morgan Stanley	USD	(24,359,035)	(5,815)	45.00	1/19/2024	(562,544)	(139,560)
Dell Technologies, Inc.	Morgan Stanley	USD	(13,520,034)	(1,782)	77.50	12/15/2023	(312,108)	(409,860)
GoDaddy, Inc.	Morgan Stanley	USD	(17,660,590)	(1,765)	90.00	1/19/2024	(314,870)	(1,844,425)

Total							(1,932,895)	(4,304,685)

Notes to Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $29,017,295, which represents 0.27% of total net assets.

(d)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $29,017,295, which represents 0.27% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Apnimed, Inc.	04/28/2022	360,327	4,002,965	3,999,990
Apnimed, Inc.	12/22/2022	450,409	5,005,765	4,999,991
Apnimed, Inc.	04/28/2022	675,613	5,999,993	7,499,980
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	12,517,332
CommonBond LLC	10/15/2020-12/31/2021	686,561	295,734	1
CommonBond, Class A	03/19/2018-12/31/2021	1,505,550	10,292,674	1

			35,597,128	29,017,295

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)	Valuation based on significant unobservable inputs.
(f)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Adeia, Inc.
	69,420,867	1,080,058	—	(4,453,856)	66,047,069	—	713,169	7,186,841
Bloom Energy Corp., Class A
	177,912,015	81,186,815	—	13,286,558	272,385,388	—	—	18,863,254
Columbia Seligman Semiconductor and Technology ETF
	10,466,935	—	—	560,764	11,027,699	—	—	540,600
Columbia Short-Term Cash Fund, 5.605%
	137,027,124	1,120,440,627	(590,305,433)	75,611	667,237,929	16,603	7,034,698	667,371,404
Eiger BioPharmaceuticals, Inc.
	2,597,448	—	—	(1,808,705)	788,743	—	—	2,319,150
Movella Holdings, Inc.‡,†
	—	28,000,001	(14,194,402)	—	—	(12,959,822)	—	—
SMART Global Holdings, Inc.
	71,163,038	1,015,243	—	(18,981,518)	53,196,763	—	—	3,193,083
Synaptics, Inc.
	198,739,064	10,675,969	—	37,144,357	246,559,390	—	—	2,435,395
Transphorm, Inc.
	11,740,875	754,749	—	(2,525,367)	9,970,257	—	—	3,216,212

Total	679,067,366			23,297,844	1,327,213,238	(12,943,219)	7,747,867

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(g)	Perpetual security with no specified maturity date.
(h)	The rate shown is the seven-day current annualized yield at November 30, 2023.

Currency Legend

USD        US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,109,728,502	—	—	1,109,728,502
Consumer Discretionary	193,283,165	—	—	193,283,165
Financials	642,435,274	—	1	642,435,275
Health Care	788,743	—	29,017,293	29,806,036
Industrials	296,083,463	—	—	296,083,463
Information Technology	7,624,134,227	205,720,997	—	7,829,855,224
Real Estate	149,569,554	—	—	149,569,554

Total Common Stocks	10,016,022,928	205,720,997	29,017,294	10,250,761,219

Exchange-Traded Equity Funds	11,027,699	—	—	11,027,699
Preferred Stocks
Financials	—	—	1	1

Total Preferred Stocks	—	—	1	1

Money Market Funds	667,237,929	—	—	667,237,929

Total Investments in Securities	10,694,288,556	205,720,997	29,017,295	10,929,026,848

Investments in Derivatives
Liability
Call Option Contracts Written	(4,304,685)	—	—	(4,304,685)

Total	10,689,983,871	205,720,997	29,017,295	10,924,722,163

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,960,741,297)	$9,601,813,610
Affiliated issuers (cost $1,258,402,013)	1,327,213,238
Cash	107
Receivable for:
Investments sold	53,528,567
Capital shares sold	16,372,964
Dividends	10,070,821
Foreign tax reclaims	135,491
Expense reimbursement due from Investment Manager	227
Prepaid expenses	58,205

Total assets	11,009,193,230

Liabilities
Option contracts written, at value (premiums received $1,932,895)	4,304,685
Payable for:
Investments purchased	147,092,129
Capital shares redeemed	7,826,778
Management services fees	244,618
Distribution and/or service fees	55,574
Transfer agent fees	859,102
Trustees’ fees	380,121
Compensation of chief compliance officer	942
Other expenses	96,391

Total liabilities	160,860,340

Net assets applicable to outstanding capital stock	$10,848,332,890

Represented by
Paid in capital	5,148,980,439
Total distributable earnings (loss)	5,699,352,451

Total - representing net assets applicable to outstanding capital stock	$10,848,332,890

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	11

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$6,605,748,513
Shares outstanding	59,646,796
Net asset value per share	$110.75
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$117.51
Advisor Class
Net assets	$455,436,530
Shares outstanding	4,298,534
Net asset value per share	$105.95
Class C
Net assets	$337,029,280
Shares outstanding	6,448,465
Net asset value per share	$52.27
Institutional Class
Net assets	$2,567,187,431
Shares outstanding	19,979,671
Net asset value per share	$128.49
Institutional 2 Class
Net assets	$582,181,340
Shares outstanding	4,494,835
Net asset value per share	$129.52
Institutional 3 Class
Net assets	$225,262,212
Shares outstanding	1,759,061
Net asset value per share	$128.06
Class R
Net assets	$75,487,584
Shares outstanding	747,480
Net asset value per share	$100.99

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends – unaffiliated issuers	$38,403,035
Dividends – affiliated issuers	7,747,867
Interfund lending	32
Foreign taxes withheld	(215,997)

Total income	45,934,937

Expenses:
Management services fees	42,180,284
Distribution and/or service fees
Class A	7,929,444
Class C	1,619,876
Class R	181,932
Transfer agent fees
Class A	2,883,411
Advisor Class	180,395
Class C	147,263
Institutional Class	1,068,418
Institutional 2 Class	143,558
Institutional 3 Class	6,030
Class R	33,078
Trustees’ fees	79,546
Custodian fees	29,624
Printing and postage fees	132,348
Registration fees	117,314
Accounting services fees	15,415
Legal fees	73,984
Compensation of chief compliance officer	942
Other	71,437

Total expenses	56,894,299

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(40,279)
Expense reduction	(3,440)

Total net expenses	56,850,580

Net investment loss	(10,915,643)

Realized and unrealized gain (loss) – net
Net realized gain (loss) on:
Investments – unaffiliated issuers	814,050,625
Investments – affiliated issuers	(12,943,219)
Foreign currency translations	(3,111)
Option contracts written	729,053

Net realized gain	801,833,348
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	275,282,072
Investments – affiliated issuers	23,297,844
Foreign currency translations	2,440
Option contracts written	185,754

Net change in unrealized appreciation (depreciation)	298,768,110

Net realized and unrealized gain	1,100,601,458

Net increase in net assets resulting from operations	$1,089,685,815

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
Operations
Net investment loss	$(10,915,643)	$(19,761,511)
Net realized gain	801,833,348	224,814,994
Net change in unrealized appreciation (depreciation)	298,768,110	62,132,542

Net increase in net assets resulting from operations	1,089,685,815	267,186,025

Distributions to shareholders
Net investment income and net realized gains
Class A	—	(453,179,179)
Advisor Class	—	(25,065,096)
Class C	—	(46,498,959)
Institutional Class	—	(124,458,388)
Institutional 2 Class	—	(23,370,655)
Institutional 3 Class	—	(9,307,487)
Class R	—	(5,573,671)

Total distributions to shareholders	—	(687,453,435)

Increase in net assets from capital stock activity	171,518,706	459,731,892

Total increase in net assets	1,261,204,521	39,464,482
Net assets at beginning of period	9,587,128,369	9,547,663,887

Net assets at end of period	$10,848,332,890	$9,587,128,369

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	November 30, 2023 (Unaudited)		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,411,497	148,189,272	2,436,833	223,788,050
Distributions reinvested	—	—	4,798,848	413,372,766
Shares redeemed	(2,851,383)	(299,250,159)	(6,844,105)	(625,242,591)

Net increase (decrease)	(1,439,886)	(151,060,887)	391,576	11,918,225

Advisor Class
Shares sold	979,750	97,933,717	1,117,877	98,976,421
Distributions reinvested	—	—	261,031	21,456,743
Shares redeemed	(387,710)	(38,783,115)	(970,841)	(84,711,434)

Net increase	592,040	59,150,602	408,067	35,721,730

Class C
Shares sold	562,744	27,875,311	927,383	41,731,245
Distributions reinvested	—	—	1,096,979	44,921,299
Shares redeemed	(734,113)	(36,575,266)	(1,975,128)	(88,415,455)

Net increase (decrease)	(171,369)	(8,699,955)	49,234	(1,762,911)

Institutional Class
Shares sold	3,024,053	367,136,633	5,016,960	532,801,222
Distributions reinvested	—	—	1,072,702	106,937,677
Shares redeemed	(1,589,751)	(192,302,220)	(3,560,660)	(373,908,846)

Net increase	1,434,302	174,834,413	2,529,002	265,830,053

Institutional 2 Class
Shares sold	905,975	111,246,161	1,676,583	179,430,642
Distributions reinvested	—	—	231,633	23,269,887
Shares redeemed	(314,011)	(38,366,591)	(915,061)	(95,793,053)

Net increase	591,964	72,879,570	993,155	106,907,476

Institutional 3 Class
Shares sold	342,763	41,715,783	609,711	64,108,609
Distributions reinvested	—	—	84,793	8,417,390
Shares redeemed	(132,517)	(16,029,748)	(282,124)	(30,322,778)

Net increase	210,246	25,686,035	412,380	42,203,221

Class R
Shares sold	76,384	7,315,745	116,210	9,864,917
Distributions reinvested	—	—	70,497	5,550,945
Shares redeemed	(89,481)	(8,586,817)	(194,536)	(16,501,764)

Net decrease	(13,097)	(1,271,072)	(7,829)	(1,085,902)

Total net increase	1,204,200	171,518,706	4,775,585	459,731,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	15

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

				Net
		Net		realized		Distributions	Distributions
	Net asset value,	investment		and	Total from	from net	from net	Total
	beginning of	income		unrealized	investment	investment	realized	distributions to
	period	(loss)		gain (loss)	operations	income	gains	shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$99.56	(0.15)		11.34	11.19	—	—	—
Year Ended 5/31/2023	$105.00	(0.26)		2.52	2.26	—	(7.70)	(7.70)
Year Ended 5/31/2022	$121.58	(0.48)		(0.88)	(1.36)	—	(15.22)	(15.22)
Year Ended 5/31/2021	$79.11	(0.19)		53.51	53.32	(0.44)	(10.41)	(10.85)
Year Ended 5/31/2020	$67.52	0.41	(e)	20.34	20.75	—	(9.16)	(9.16)
Year Ended 5/31/2019	$76.76	(0.03)		(2.02)	(2.05)	—	(7.19)	(7.19)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$95.13	(0.01)		10.83	10.82	—	—	—
Year Ended 5/31/2023	$100.47	(0.03)		2.39	2.36	—	(7.70)	(7.70)
Year Ended 5/31/2022	$116.88	(0.17)		(0.72)	(0.89)	—	(15.52)	(15.52)
Year Ended 5/31/2021	$76.31	0.06		51.57	51.63	(0.52)	(10.54)	(11.06)
Year Ended 5/31/2020	$65.38	0.58	(e)	19.69	20.27	—	(9.34)	(9.34)
Year Ended 5/31/2019	$74.50	0.14		(2.00)	(1.86)	—	(7.26)	(7.26)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$47.16	(0.26)		5.37	5.11	—	—	—
Year Ended 5/31/2023	$54.65	(0.47)		0.68	0.21	—	(7.70)	(7.70)
Year Ended 5/31/2022	$69.20	(0.76)		0.51 (g)	(0.25)	—	(14.30)	(14.30)
Year Ended 5/31/2021	$48.21	(0.57)		31.78	31.21	(0.20)	(10.02)	(10.22)
Year Ended 5/31/2020	$43.98	(0.10	)(e)	13.09	12.99	—	(8.76)	(8.76)
Year Ended 5/31/2019	$52.96	(0.37)		(1.65)	(2.02)	—	(6.96)	(6.96)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$115.37	(0.02)		13.14	13.12	—	—	—
Year Ended 5/31/2023	$120.01	(0.03)		3.09	3.06	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.04	(0.20)		(1.31)	(1.51)	—	(15.52)	(15.52)
Year Ended 5/31/2021	$88.14	0.07		59.89	59.96	(0.52)	(10.54)	(11.06)
Year Ended 5/31/2020	$74.36	0.67	(e)	22.45	23.12	—	(9.34)	(9.34)
Year Ended 5/31/2019	$83.59	0.16		(2.13)	(1.97)	—	(7.26)	(7.26)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$116.27	0.01		13.24	13.25	—	—	—
Year Ended 5/31/2023	$120.85	0.01		3.11	3.12	—	(7.70)	(7.70)
Year Ended 5/31/2022	$137.89	(0.16)		(1.31)	(1.47)	—	(15.57)	(15.57)
Year Ended 5/31/2021	$88.63	0.11		60.24	60.35	(0.53)	(10.56)	(11.09)
Year Ended 5/31/2020	$74.73	0.71	(e)	22.57	23.28	—	(9.38)	(9.38)
Year Ended 5/31/2019	$83.94	0.20		(2.13)	(1.93)	—	(7.28)	(7.28)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross		Total net		Net investment		Net
	asset		expense		expense		income (loss)		assets,
	value,		ratio to		ratio to		ratio to		end of
	end of	Total	average		average		average	Portfolio	period
	period	return	net assets(a)		net assets(a),(b)		net assets	turnover	(000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$110.75	11.24%	1.18%		1.18	%(c)	(0.28%)	17%	$6,605,749
Year Ended 5/31/2023	$99.56	3.29%	1.20%		1.20	%(c)	(0.28%)	13%	$6,081,865
Year Ended 5/31/2022	$105.00	(3.34%)	1.17	%(d)	1.17	%(c),(d)	(0.39%)	16%	$6,373,137
Year Ended 5/31/2021	$121.58	70.10%	1.20	%(d)	1.20	%(c),(d)	(0.19%)	32%	$7,078,794
Year Ended 5/31/2020	$79.11	31.36%	1.23	%(d),(f)	1.23	%(c),(d),(f)	0.54%	37%	$4,506,828
Year Ended 5/31/2019	$67.52	(1.50%)	1.25	%(d)	1.24	%(c),(d)	(0.05%)	37%	$3,759,214
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$105.95	11.37%	0.93%		0.93	%(c)	(0.02%)	17%	$455,437
Year Ended 5/31/2023	$95.13	3.55%	0.95%		0.95	%(c)	(0.03%)	13%	$352,599
Year Ended 5/31/2022	$100.47	(3.10%)	0.93	%(d)	0.93	%(c),(d)	(0.14%)	16%	$331,400
Year Ended 5/31/2021	$116.88	70.53%	0.95	%(d)	0.95	%(c),(d)	0.06%	32%	$317,883
Year Ended 5/31/2020	$76.31	31.69%	0.98	%(d),(f)	0.98	%(c),(d),(f)	0.79%	37%	$190,471
Year Ended 5/31/2019	$65.38	(1.26%)	0.99	%(d)	0.99	%(c),(d)	0.21%	37%	$143,228
Class C
Six Months Ended 11/30/2023 (Unaudited)	$52.27	10.83%	1.93%		1.93	%(c)	(1.03%)	17%	$337,029
Year Ended 5/31/2023	$47.16	2.52%	1.95%		1.95	%(c)	(1.03%)	13%	$312,210
Year Ended 5/31/2022	$54.65	(4.08%)	1.92	%(d)	1.92	%(c),(d)	(1.14%)	16%	$359,106
Year Ended 5/31/2021	$69.20	68.85%	1.94	%(d)	1.94	%(c),(d)	(0.96%)	32%	$416,301
Year Ended 5/31/2020	$48.21	30.39%	1.98	%(d),(f)	1.98	%(c),(d),(f)	(0.22%)	37%	$339,268
Year Ended 5/31/2019	$43.98	(2.23%)	1.99	%(d)	1.99	%(c),(d)	(0.75%)	37%	$344,977
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$128.49	11.38%	0.93%		0.93	%(c)	(0.03%)	17%	$2,567,187
Year Ended 5/31/2023	$115.37	3.57%	0.95%		0.95	%(c)	(0.03%)	13%	$2,139,513
Year Ended 5/31/2022	$120.01	(3.09%)	0.92	%(d)	0.92	%(c),(d)	(0.14%)	16%	$1,922,182
Year Ended 5/31/2021	$137.04	70.53%	0.95	%(d)	0.95	%(c),(d)	0.06%	32%	$2,027,453
Year Ended 5/31/2020	$88.14	31.70%	0.98	%(d),(f)	0.98	%(c),(d),(f)	0.80%	37%	$1,292,741
Year Ended 5/31/2019	$74.36	(1.25%)	0.99	%(d)	0.99	%(c),(d)	0.21%	37%	$1,030,165
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$129.52	11.40%	0.90%		0.90%		0.01%	17%	$582,181
Year Ended 5/31/2023	$116.27	3.58%	0.91%		0.91%		0.01%	13%	$453,797
Year Ended 5/31/2022	$120.85	(3.05%)	0.89	%(d)	0.89	%(d)	(0.11%)	16%	$351,625
Year Ended 5/31/2021	$137.89	70.60%	0.91	%(d)	0.91	%(d)	0.09%	32%	$320,652
Year Ended 5/31/2020	$88.63	31.76%	0.94	%(d),(f)	0.94	%(d),(f)	0.83%	37%	$223,964
Year Ended 5/31/2019	$74.73	(1.20%)	0.95	%(d)	0.95	%(d)	0.25%	37%	$178,417

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	17

FINANCIAL HIGHLIGHTS (continued)

			Net
		Net	realized		Distributions	Distributions
	Net asset value,	investment	and	Total from	from net	from net	Total
	beginning of	income	unrealized	investment	investment	realized	distributions to
	period	(loss)	gain (loss)	operations	income	gains	shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$114.93	0.04	13.09	13.13	—	—	—
Year Ended 5/31/2023	$119.49	0.06	3.08	3.14	—	(7.70)	(7.70)
Year Ended 5/31/2022	$136.48	(0.09)	(1.27)	(1.36)	—	(15.63)	(15.63)
Year Ended 5/31/2021	$87.79	0.19	59.63	59.82	(0.54)	(10.59)	(11.13)
Year Ended 5/31/2020	$74.09	0.78 (e)	22.33	23.11	—	(9.41)	(9.41)
Year Ended 5/31/2019	$83.26	0.24	(2.12)	(1.88)	—	(7.29)	(7.29)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$90.90	(0.25)	10.34	10.09	—	—	—
Year Ended 5/31/2023	$96.85	(0.45)	2.20	1.75	—	(7.70)	(7.70)
Year Ended 5/31/2022	$113.17	(0.73)	(0.67)	(1.40)	—	(14.92)	(14.92)
Year Ended 5/31/2021	$74.19	(0.42)	50.04	49.62	(0.36)	(10.28)	(10.64)
Year Ended 5/31/2020	$63.78	0.19 (e)	19.20	19.39	—	(8.98)	(8.98)
Year Ended 5/31/2019	$73.05	(0.20)	(1.96)	(2.16)	—	(7.11)	(7.11)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

		Advisor		Institutional	Institutional 2	Institutional 3
Year Ended	Class A	Class	Class C	Class	Class	Class	Class R
05/31/2020	$0.52	$0.50	$0.32	$0.58	$0.58	$0.58	$0.49

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net		Total gross		Total net		Net investment		Net
	asset		expense		expense		income (loss)		assets,
	value,		ratio to		ratio to		ratio to		end of
	end of	Total	average		average		average	Portfolio	period
	period	return	net assets(a)		net assets(a),(b)		net assets	turnover	(000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$128.06	11.43%	0.85%		0.85%		0.06%	17%	$225,262
Year Ended 5/31/2023	$114.93	3.64%	0.86%		0.86%		0.06%	13%	$178,005
Year Ended 5/31/2022	$119.49	(3.01%)	0.84	%(d)	0.84	%(d)	(0.07%)	16%	$135,794
Year Ended 5/31/2021	$136.48	70.67%	0.86	%(d)	0.86	%(d)	0.17%	32%	$115,173
Year Ended 5/31/2020	$87.79	31.81%	0.89	%(d),(f)	0.89	%(d),(f)	0.93%	37%	$49,333
Year Ended 5/31/2019	$74.09	(1.14%)	0.90	%(d)	0.90	%(d)	0.31%	37%	$32,058
Class R
Six Months Ended 11/30/2023 (Unaudited)	$100.99	11.10%	1.43%		1.43	%(c)	(0.53%)	17%	$75,488
Year Ended 5/31/2023	$90.90	3.04%	1.45%		1.45	%(c)	(0.53%)	13%	$69,138
Year Ended 5/31/2022	$96.85	(3.59%)	1.42	%(d)	1.42	%(c),(d)	(0.64%)	16%	$74,421
Year Ended 5/31/2021	$113.17	69.70%	1.44	%(d)	1.44	%(c),(d)	(0.44%)	32%	$93,459
Year Ended 5/31/2020	$74.19	31.03%	1.48	%(d),(f)	1.48	%(c),(d),(f)	0.27%	37%	$64,178
Year Ended 5/31/2019	$63.78	(1.75%)	1.49	%(d)	1.49	%(c),(d)	(0.29%)	37%	$64,874

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	19

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Seligman Technology and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

20	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	21

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Options contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund has written option contracts to decrease the Fund’s exposure to equity risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund

22	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2023:

	Liability derivatives

	Statement
Risk exposure category	of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	4,304,685

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2023:

Amount of realized gain (loss) on derivatives recognized in income

Option
contracts
written
Risk exposure category	($)
Equity risk	729,053

Change in unrealized appreciation (depreciation) on derivatives recognized in income

Option
contracts
written
Risk exposure category	($)
Equity risk	185,754

The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2023:

Average
Derivative instrument	value ($)
Option contracts written	(5,654,281)

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2023:

Morgan
Stanley ($)
Liabilities
Call option contracts written	4,304,685
Total financial and derivative net assets	(4,304,685)
Total collateral received (pledged) (a)	(4,304,685)
Net amount (b)	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

24	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.829% of the Fund’s average daily net assets.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	25

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09

26	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $3,440.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $13,970,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	1,706,147
Class C	—	1.00	(b)	7,240

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023
	through	Prior to
	September 30, 2024	October 1, 2023
Class A	1.27%	1.33%
Advisor Class	1.02	1.08
Class C	2.02	2.08
Institutional Class	1.02	1.08
Institutional 2 Class	0.98	1.05
Institutional 3 Class	0.94	1.00
Class R	1.52	1.58

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
6,217,210,000	5,095,812,000	(388,300,000)	4,707,512,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at May 31, 2023 as arising on June 1, 2023.

Late year	Post-October
ordinary losses ($)	capital losses ($)
9,067,402	—

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,668,709,647 and $1,915,635,711, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends -affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime

28	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

	Average loan	Weighted average	Number of days
Borrower or lender	balance ($)	interest rate (%)	with outstanding loans
Lender	200,000	5.86	1

Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Information technology sector risk

The Fund may be vulnerable to the particular risks that may affect companies in the information technology sector.

Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	29

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Non-diversification risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

30	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	31

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Technology and Information Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

32	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Seligman Technology and Information Fund | Semiannual Report 2023	33

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the

Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

34	Columbia Seligman Technology and Information Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Seligman Technology and Information Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR219_05_P01_(01/24)

COLUMBIA SELECT LARGE CAP VALUE FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Select Large Cap Value Fund | Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital appreciation.

Portfolio management

Richard Rosen

Lead Portfolio Manager

Managed Fund since 1997

Richard Taft

Portfolio Manager

Managed Fund since 2016

Morningstar style box™

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	04/25/97	5.56	-4.09	8.67	8.58
Including sales charges		-0.50	-9.60	7.39	7.94
Advisor Class	11/08/12	5.71	-3.85	8.95	8.85
Class C Excluding sales charges	05/27/99	5.19	-4.81	7.86	7.77
Including sales charges		4.19	-5.76	7.86	7.77
Institutional Class	09/27/10	5.67	-3.88	8.94	8.85
Institutional 2 Class	11/30/01	5.73	-3.79	9.01	8.93
Institutional 3 Class*	10/01/14	5.75	-3.73	9.06	8.96
Class R	04/30/03	5.43	-4.34	8.41	8.31
Russell 1000 Value Index		7.14	1.36	7.52	8.09
S&P 500 Index		10.17	13.84	12.51	11.82

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Common Stocks	97.5
Money Market Funds	2.4
Preferred Stocks	0.1
Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)
Communication Services	7.6
Consumer Discretionary	3.1
Consumer Staples	3.0
Energy	11.2
Financials	18.9
Health Care	12.7
Industrials	7.7
Information Technology	13.9
Materials	9.0
Real Estate	1.3
Utilities	11.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4  Columbia Select Large Cap Value Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
June 1, 2023 — November 30, 2023	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.60	1,021.00	4.11	4.04	0.80
Advisor Class	1,000.00	1,000.00	1,057.10	1,022.30	2.78	2.73	0.54
Class C	1,000.00	1,000.00	1,051.90	1,017.25	7.95	7.82	1.55
Institutional Class	1,000.00	1,000.00	1,056.70	1,022.30	2.78	2.73	0.54
Institutional 2 Class	1,000.00	1,000.00	1,057.30	1,022.70	2.37	2.33	0.46
Institutional 3 Class	1,000.00	1,000.00	1,057.50	1,022.90	2.16	2.12	0.42
Class R	1,000.00	1,000.00	1,054.30	1,019.75	5.39	5.30	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 7.4%
Diversified Telecommunication Services 4.7%
Verizon Communications, Inc.	2,772,404	106,266,245

Interactive Media & Services 2.7%
Alphabet, Inc., Class A(a)	473,562	62,761,172

Total Communication Services		169,027,417

Consumer Discretionary 2.9%
Broadline Retail 0.1%
Qurate Retail, Inc.(a)	2,643,839	2,041,044

Specialty Retail 2.8%
Lowe’s Companies, Inc.	325,491	64,717,375

Total Consumer Discretionary		66,758,419

Consumer Staples 2.9%
Tobacco 2.9%
Philip Morris International, Inc.	715,658	66,813,831

Total Consumer Staples		66,813,831

Energy 11.0%
Energy Equipment & Services 3.0%
TechnipFMC PLC	3,338,706	69,177,988

Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	303,614	43,598,970
Marathon Petroleum Corp.	446,018	66,541,426
Williams Companies, Inc. (The)	1,945,663	71,580,942

Total		181,721,338

Total Energy		250,899,326

Financials 18.4%
Banks 11.8%
Bank of America Corp.	2,489,570	75,906,989
Citigroup, Inc.	1,223,380	56,397,818
JPMorgan Chase & Co.	371,634	58,004,635
Wells Fargo & Co.	1,772,403	79,031,450

Total		269,340,892

Capital Markets 1.6%
Morgan Stanley	476,686	37,820,267

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.0%
American International Group, Inc.	893,591	58,807,224
MetLife, Inc.	860,868	54,777,031

Total		113,584,255

Total Financials		420,745,414

Health Care 12.4%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	1,389,414	50,130,057

Health Care Providers & Services 8.5%
Centene Corp.(a)	730,486	53,822,209
Cigna Group (The)	282,157	74,173,432
Humana, Inc.	136,865	66,360,364

Total		194,356,005

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	791,292	39,073,999

Total Health Care		283,560,061

Industrials 7.5%
Aerospace & Defense 2.3%
RTX Corp.	647,494	52,757,811

Ground Transportation 1.6%
CSX Corp.	1,102,508	35,611,008

Machinery 1.6%
Caterpillar, Inc.	144,958	36,343,870

Passenger Airlines 2.0%
Southwest Airlines Co.	1,812,584	46,347,773

Total Industrials		171,060,462

Information Technology 13.6%
Communications Equipment 2.7%
Cisco Systems, Inc.	1,273,218	61,598,287

Electronic Equipment, Instruments & Components 3.1%
Corning, Inc.	2,449,370	69,782,551

Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	295,964	44,329,488
QUALCOMM, Inc.	581,340	75,021,927

Total		119,351,415

The accompanying Notes to Financial Statements are an integral part of this statement.

6  Columbia Select Large Cap Value Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Teradata Corp.(a)	1,264,962	59,769,455

Total Information Technology		310,501,708

Materials 8.7%
Chemicals 2.0%
FMC Corp.	876,543	47,035,297

Metals & Mining 6.7%
Barrick Gold Corp.	4,576,700	80,504,153
Freeport-McMoRan, Inc.	1,940,477	72,418,602

Total		152,922,755

Total Materials		199,958,052

Real Estate 1.2%
Specialized REITs 1.2%
American Tower Corp.	137,623	28,732,930

Total Real Estate		28,732,930

Utilities 11.3%
Electric Utilities 8.0%
FirstEnergy Corp.	2,471,170	91,285,020
PG&E Corp.(a)	5,410,515	92,898,542

Total		184,183,562

Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	4,335,739	74,618,068

Total Utilities		258,801,630

Total Common Stocks (Cost $1,687,467,971)		2,226,859,250

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Consumer Discretionary 0.1%
Broadline Retail 0.1%
Qurate Retail, Inc.	8.000%	55,380	1,875,720

Total Consumer Discretionary			1,875,720

Total Preferred Stocks (Cost $10,464,392)			1,875,720

Money Market Funds 2.4%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)		55,476,420	55,465,325

Total Money Market Funds (Cost $55,459,512)			55,465,325

Total Investments in Securities (Cost: $1,753,391,875)			2,284,200,295

Other Assets & Liabilities, Net			4,750,112

Net Assets			2,288,950,407

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%
	73,574,643	391,769,552	(409,875,180)	(3,690)	55,465,325	22,764	1,987,257	55,476,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	169,027,417	—	—	169,027,417
Consumer Discretionary	66,758,419	—	—	66,758,419
Consumer Staples	66,813,831	—	—	66,813,831
Energy	250,899,326	—	—	250,899,326
Financials	420,745,414	—	—	420,745,414
Health Care	283,560,061	—	—	283,560,061
Industrials	171,060,462	—	—	171,060,462
Information Technology	310,501,708	—	—	310,501,708
Materials	199,958,052	—	—	199,958,052
Real Estate	28,732,930	—	—	28,732,930
Utilities	258,801,630	—	—	258,801,630

Total Common Stocks	2,226,859,250	—	—	2,226,859,250

Preferred Stocks
Consumer Discretionary	1,875,720	—	—	1,875,720

Total Preferred Stocks	1,875,720	—	—	1,875,720

Money Market Funds	55,465,325	—	—	55,465,325

Total Investments in Securities	2,284,200,295	—	—	2,284,200,295

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8  Columbia Select Large Cap Value Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,697,932,363)	$2,228,734,970
Affiliated issuers (cost $55,459,512)	55,465,325
Receivable for:
Capital shares sold	1,147,992
Dividends	6,613,548
Foreign tax reclaims	92,447
Expense reimbursement due from Investment Manager	17,869
Prepaid expenses	14,309

Total assets	2,292,086,460

Liabilities
Payable for:
Capital shares redeemed	2,596,599
Management services fees	41,837
Distribution and/or service fees	3,876
Transfer agent fees	325,774
Trustees’ fees	104,470
Compensation of chief compliance officer	232
Other expenses	63,265

Total liabilities	3,136,053

Net assets applicable to outstanding capital stock	$2,288,950,407

Represented by
Paid in capital	1,706,973,657
Total distributable earnings (loss)	581,976,750

Total - representing net assets applicable to outstanding capital stock	$2,288,950,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  9

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$323,407,264
Shares outstanding	10,853,854
Net asset value per share	$29.80
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$31.62
Advisor Class
Net assets	$354,715,438
Shares outstanding	11,141,538
Net asset value per share	$31.84
Class C
Net assets	$43,273,240
Shares outstanding	1,628,931
Net asset value per share	$26.57
Institutional Class
Net assets	$1,252,909,655
Shares outstanding	40,010,037
Net asset value per share	$31.31
Institutional 2 Class
Net assets	$120,967,983
Shares outstanding	3,859,685
Net asset value per share	$31.34
Institutional 3 Class
Net assets	$157,448,402
Shares outstanding	4,923,693
Net asset value per share	$31.98
Class R
Net assets	$36,228,425
Shares outstanding	1,243,145
Net asset value per share	$29.14

The accompanying Notes to Financial Statements are an integral part of this statement.

10  Columbia Select Large Cap Value Fund | Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$32,941,486
Dividends — affiliated issuers	1,987,257
Interfund lending	488
Foreign taxes withheld	(186,330)

Total income	34,742,901

Expenses:
Management services fees	8,054,254
Distribution and/or service fees
Class A	409,834
Class C	235,444
Class R	92,952
Transfer agent fees
Class A	220,390
Advisor Class	222,296
Class C	31,630
Institutional Class	883,288
Institutional 2 Class	54,421
Institutional 3 Class	4,764
Class R	24,983
Trustees’ fees	24,633
Custodian fees	6,323
Printing and postage fees	59,515
Registration fees	125,540
Accounting services fees	15,406
Legal fees	22,999
Compensation of chief compliance officer	232
Other	21,618

Total expenses	10,510,522

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,402,648)
Expense reduction	(380)

Total net expenses	7,107,494

Net investment income	27,635,407

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,882,557
Investments — affiliated issuers	22,764

Net realized gain	20,905,321
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	77,571,660
Investments — affiliated issuers	(3,690)

Net change in unrealized appreciation (depreciation)	77,567,970

Net realized and unrealized gain	98,473,291

Net increase in net assets resulting from operations	$126,108,698

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$27,635,407	$43,220,980
Net realized gain	20,905,321	8,910,346
Net change in unrealized appreciation (depreciation)	77,567,970	(192,753,425)

Net increase (decrease) in net assets resulting from operations	126,108,698	(140,622,099)

Distributions to shareholders
Net investment income and net realized gains
Class A	—	(4,641,037)
Advisor Class	—	(4,490,415)
Class C	—	(370,119)
Institutional Class	—	(20,431,294)
Institutional 2 Class	—	(4,021,634)
Institutional 3 Class	—	(2,072,441)
Class R	—	(442,836)

Total distributions to shareholders	—	(36,469,776)

Increase (decrease) in net assets from capital stock activity	(146,817,166)	189,465,036

Total increase (decrease) in net assets	(20,708,468)	12,373,161

Net assets at beginning of period	2,309,658,875	2,297,285,714

Net assets at end of period	$2,288,950,407	$2,309,658,875

The accompanying Notes to Financial Statements are an integral part of this statement.

12  Columbia Select Large Cap Value Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	941,425	27,694,993	2,992,659	87,767,333
Distributions reinvested	—	—	100,921	3,020,565
Shares redeemed	(1,291,628)	(38,146,558)	(3,118,453)	(91,693,443)

Net decrease	(350,203)	(10,451,565)	(24,873)	(905,545)

Advisor Class
Shares sold	2,854,801	90,892,191	4,570,708	139,173,791
Distributions reinvested	—	—	136,558	4,356,204
Shares redeemed	(917,093)	(28,878,466)	(2,854,693)	(88,937,384)

Net increase	1,937,708	62,013,725	1,852,573	54,592,611

Class C
Shares sold	71,734	1,896,083	562,217	14,753,016
Distributions reinvested	—	—	10,957	294,512
Shares redeemed	(342,413)	(9,036,823)	(748,697)	(19,596,336)

Net decrease	(270,679)	(7,140,740)	(175,523)	(4,548,808)

Institutional Class
Shares sold	5,504,636	171,526,086	15,704,346	482,407,414
Distributions reinvested	—	—	496,801	15,589,619
Shares redeemed	(8,360,885)	(258,901,498)	(14,716,124)	(449,490,720)

Net increase (decrease)	(2,856,249)	(87,375,412)	1,485,023	48,506,313

Institutional 2 Class
Shares sold	372,477	11,573,170	5,115,620	160,628,992
Distributions reinvested	—	—	128,009	4,016,933
Shares redeemed	(3,894,684)	(119,719,729)	(3,412,112)	(103,272,932)

Net increase (decrease)	(3,522,207)	(108,146,559)	1,831,517	61,372,993

Institutional 3 Class
Shares sold	1,095,170	34,828,101	2,250,603	70,456,330
Distributions reinvested	—	—	39,952	1,278,860
Shares redeemed	(886,877)	(28,171,589)	(1,353,118)	(41,972,593)

Net increase	208,293	6,656,512	937,437	29,762,597

Class R
Shares sold	101,234	2,959,504	375,167	10,788,779
Distributions reinvested	—	—	15,078	442,542
Shares redeemed	(183,751)	(5,332,631)	(376,408)	(10,546,446)

Net increase (decrease)	(82,517)	(2,373,127)	13,837	684,875

Total net increase (decrease)	(4,935,854)	(146,817,166)	5,919,991	189,465,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$28.23	0.31		1.26	1.57	—	—	—
Year Ended 5/31/2023	$30.44	0.49		(2.29)	(1.80)	(0.38)	(0.03)	(0.41)
Year Ended 5/31/2022	$31.85	0.45		(0.05)	0.40	(0.56)	(1.25)	(1.81)
Year Ended 5/31/2021	$21.50	0.71	(d)	11.57	12.28	(0.60)	(1.33)	(1.93)
Year Ended 5/31/2020	$23.28	0.41		(0.38)	0.03	(0.46)	(1.35)	(1.81)
Year Ended 5/31/2019	$25.66	0.41		(1.73)	(1.32)	(0.36)	(0.70)	(1.06)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$30.12	0.37		1.35	1.72	—	—	—
Year Ended 5/31/2023	$32.45	0.60		(2.44)	(1.84)	(0.46)	(0.03)	(0.49)
Year Ended 5/31/2022	$33.83	0.57		(0.07)	0.50	(0.63)	(1.25)	(1.88)
Year Ended 5/31/2021	$22.74	0.82	(d)	12.25	13.07	(0.65)	(1.33)	(1.98)
Year Ended 5/31/2020	$24.52	0.49		(0.40)	0.09	(0.52)	(1.35)	(1.87)
Year Ended 5/31/2019	$26.98	0.50		(1.83)	(1.33)	(0.43)	(0.70)	(1.13)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$25.26	0.18		1.13	1.31	—	—	—
Year Ended 5/31/2023	$27.25	0.24		(2.05)	(1.81)	(0.15)	(0.03)	(0.18)
Year Ended 5/31/2022	$28.68	0.19		(0.05)	0.14	(0.32)	(1.25)	(1.57)
Year Ended 5/31/2021	$19.52	0.46	(d)	10.45	10.91	(0.42)	(1.33)	(1.75)
Year Ended 5/31/2020	$21.26	0.21		(0.34)	(0.13)	(0.26)	(1.35)	(1.61)
Year Ended 5/31/2019	$23.49	0.20		(1.57)	(1.37)	(0.16)	(0.70)	(0.86)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$29.63	0.36		1.32	1.68	—	—	—
Year Ended 5/31/2023	$31.92	0.59		(2.39)	(1.80)	(0.46)	(0.03)	(0.49)
Year Ended 5/31/2022	$33.31	0.55		(0.06)	0.49	(0.63)	(1.25)	(1.88)
Year Ended 5/31/2021	$22.41	0.84	(d)	12.04	12.88	(0.65)	(1.33)	(1.98)
Year Ended 5/31/2020	$24.19	0.49		(0.40)	0.09	(0.52)	(1.35)	(1.87)
Year Ended 5/31/2019	$26.63	0.49		(1.80)	(1.31)	(0.43)	(0.70)	(1.13)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$29.64	0.37		1.33	1.70	—	—	—
Year Ended 5/31/2023	$31.93	0.61		(2.39)	(1.78)	(0.48)	(0.03)	(0.51)
Year Ended 5/31/2022	$33.32	0.56		(0.05)	0.51	(0.65)	(1.25)	(1.90)
Year Ended 5/31/2021	$22.42	0.91	(d)	11.99	12.90	(0.67)	(1.33)	(2.00)
Year Ended 5/31/2020	$24.20	0.50		(0.40)	0.10	(0.53)	(1.35)	(1.88)
Year Ended 5/31/2019	$26.64	0.50		(1.79)	(1.29)	(0.45)	(0.70)	(1.15)

The accompanying Notes to Financial Statements are an integral part of this statement.

14  Columbia Select Large Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$29.80	5.56%	1.08%		0.80	%(c)	2.10%	10%	$323,407
Year Ended 5/31/2023	$28.23	(5.98%)	1.08%		0.80	%(c)	1.67%	7%	$316,269
Year Ended 5/31/2022	$30.44	1.35%	1.08%		0.79	%(c)	1.46%	8%	$341,762
Year Ended 5/31/2021	$31.85	59.28%	1.12%		0.79	%(c)	2.74%	29%	$275,301
Year Ended 5/31/2020	$21.50	(0.98%)	1.14	%(e)	0.80	%(c),(e)	1.70%	18%	$187,746
Year Ended 5/31/2019	$23.28	(5.09%)	1.13%		0.80	%(c)	1.64%	21%	$218,458
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$31.84	5.71%	0.83%		0.54	%(c)	2.36%	10%	$354,715
Year Ended 5/31/2023	$30.12	(5.76%)	0.83%		0.55	%(c)	1.93%	7%	$277,252
Year Ended 5/31/2022	$32.45	1.60%	0.83%		0.54	%(c)	1.71%	8%	$238,530
Year Ended 5/31/2021	$33.83	59.64%	0.87%		0.54	%(c)	2.99%	29%	$202,134
Year Ended 5/31/2020	$22.74	(0.70%)	0.89	%(e)	0.55	%(c),(e)	1.96%	18%	$133,966
Year Ended 5/31/2019	$24.52	(4.87%)	0.88%		0.55	%(c)	1.89%	21%	$148,935
Class C
Six Months Ended 11/30/2023 (Unaudited)	$26.57	5.19%	1.83%		1.55	%(c)	1.33%	10%	$43,273
Year Ended 5/31/2023	$25.26	(6.68%)	1.83%		1.55	%(c)	0.91%	7%	$47,988
Year Ended 5/31/2022	$27.25	0.59%	1.83%		1.54	%(c)	0.70%	8%	$56,553
Year Ended 5/31/2021	$28.68	58.03%	1.87%		1.54	%(c)	1.97%	29%	$41,236
Year Ended 5/31/2020	$19.52	(1.68%)	1.89	%(e)	1.55	%(c),(e)	0.94%	18%	$32,781
Year Ended 5/31/2019	$21.26	(5.80%)	1.88%		1.55	%(c)	0.87%	21%	$48,824
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$31.31	5.67%	0.83%		0.54	%(c)	2.35%	10%	$1,252,910
Year Ended 5/31/2023	$29.63	(5.73%)	0.83%		0.55	%(c)	1.92%	7%	$1,270,104
Year Ended 5/31/2022	$31.92	1.59%	0.83%		0.54	%(c)	1.70%	8%	$1,321,063
Year Ended 5/31/2021	$33.31	59.67%	0.87%		0.54	%(c)	3.06%	29%	$917,729
Year Ended 5/31/2020	$22.41	(0.71%)	0.89	%(e)	0.55	%(c),(e)	1.97%	18%	$441,521
Year Ended 5/31/2019	$24.19	(4.86%)	0.88%		0.55	%(c)	1.89%	21%	$428,080
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$31.34	5.73%	0.75%		0.46%		2.37%	10%	$120,968
Year Ended 5/31/2023	$29.64	(5.67%)	0.75%		0.47%		1.99%	7%	$218,820
Year Ended 5/31/2022	$31.93	1.65%	0.75%		0.49%		1.73%	8%	$177,246
Year Ended 5/31/2021	$33.32	59.74%	0.81%		0.48%		3.23%	29%	$134,430
Year Ended 5/31/2020	$22.42	(0.66%)	0.82	%(e)	0.50	%(e)	1.98%	18%	$28,742
Year Ended 5/31/2019	$24.20	(4.80%)	0.82%		0.51%		1.92%	21%	$39,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  15

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$30.24	0.39		1.35	1.74	—	—	—
Year Ended 5/31/2023	$32.56	0.64		(2.44)	(1.80)	(0.49)	(0.03)	(0.52)
Year Ended 5/31/2022	$33.94	0.60		(0.06)	0.54	(0.67)	(1.25)	(1.92)
Year Ended 5/31/2021	$22.81	0.88	(d)	12.26	13.14	(0.68)	(1.33)	(2.01)
Year Ended 5/31/2020	$24.59	0.52		(0.40)	0.12	(0.55)	(1.35)	(1.90)
Year Ended 5/31/2019	$27.05	0.53		(1.83)	(1.30)	(0.46)	(0.70)	(1.16)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$27.64	0.27		1.23	1.50	—	—	—
Year Ended 5/31/2023	$29.81	0.40		(2.24)	(1.84)	(0.30)	(0.03)	(0.33)
Year Ended 5/31/2022	$31.24	0.37		(0.05)	0.32	(0.50)	(1.25)	(1.75)
Year Ended 5/31/2021	$21.12	0.67	(d)	11.33	12.00	(0.55)	(1.33)	(1.88)
Year Ended 5/31/2020	$22.90	0.34		(0.38)	(0.04)	(0.39)	(1.35)	(1.74)
Year Ended 5/31/2019	$25.25	0.34		(1.69)	(1.35)	(0.30)	(0.70)	(1.00)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

(d)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
05/31/2021	$0.19	$0.21	$0.17	$0.19	$0.17	$0.25	$0.19

(e)	Ratios include interfund lending expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  Columbia Select Large Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$31.98	5.75%	0.70%		0.42%		2.48%	10%	$157,448
Year Ended 5/31/2023	$30.24	(5.61%)	0.70%		0.42%		2.05%	7%	$142,580
Year Ended 5/31/2022	$32.56	1.70%	0.70%		0.44%		1.81%	8%	$123,025
Year Ended 5/31/2021	$33.94	59.79%	0.76%		0.43%		3.22%	29%	$132,235
Year Ended 5/31/2020	$22.81	(0.60%)	0.77	%(e)	0.45	%(e)	2.06%	18%	$87,839
Year Ended 5/31/2019	$24.59	(4.76%)	0.77%		0.46%		1.98%	21%	$149,956
Class R
Six Months Ended 11/30/2023 (Unaudited)	$29.14	5.43%	1.33%		1.05	%(c)	1.85%	10%	$36,228
Year Ended 5/31/2023	$27.64	(6.22%)	1.33%		1.05	%(c)	1.41%	7%	$36,646
Year Ended 5/31/2022	$29.81	1.11%	1.31%		1.02	%(c)	1.23%	8%	$39,107
Year Ended 5/31/2021	$31.24	58.97%	1.32%		0.99	%(c)	2.62%	29%	$25,393
Year Ended 5/31/2020	$21.12	(1.24%)	1.39	%(e)	1.05	%(c),(e)	1.43%	18%	$15,554
Year Ended 5/31/2019	$22.90	(5.32%)	1.38%		1.05	%(c)	1.39%	21%	$24,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  17

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

18  Columbia Select Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  19

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.67% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

20  Columbia Select Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $380.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  21

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,481,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	64,190
Class C	—	1.00	(b)	3,094

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	0.80%	0.80%
Advisor Class	0.55	0.55
Class C	1.55	1.55
Institutional Class	0.55	0.55
Institutional 2 Class	0.46	0.47
Institutional 3 Class	0.42	0.42
Class R	1.05	1.05

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

22  Columbia Select Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,753,392,000	665,417,000	(134,609,000)	530,808,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $236,397,093 and $356,699,157, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,000,000	5.86	3

Columbia Select Large Cap Value Fund | Semiannual Report 2023  23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

24  Columbia Select Large Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Select Large Cap Value Fund | Semiannual Report 2023  25

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

26  Columbia Select Large Cap Value Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Select Large Cap Value Fund | Semiannual Report 2023  27

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the

Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

28  Columbia Select Large Cap Value Fund | Semiannual Report 2023

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Columbia Select Large Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR216_05_P01_(01/24)

COLUMBIA SELECT SMALL CAP VALUE FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Small Cap Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Select Small Cap Value Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with long-term capital appreciation.

Portfolio management

Kari Montanus

Lead Portfolio Manager

Managed Fund since 2014

Jonas Patrikson, CFA

Portfolio Manager

Managed Fund since 2018

Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	04/25/97	4.91	-3.37	5.80	5.34
Including sales charges		-1.14	-8.94	4.55	4.72
Advisor Class	11/08/12	5.05	-3.12	6.07	5.61
Class C Excluding sales charges	05/27/99	4.50	-4.11	5.01	4.55
Including sales charges		3.50	-5.01	5.01	4.55
Institutional Class	09/27/10	5.01	-3.17	6.08	5.61
Institutional 2 Class	11/30/01	5.11	-3.06	6.14	5.70
Institutional 3 Class*	10/01/14	5.14	-3.02	6.20	5.71
Class R	04/30/03	4.81	-3.60	5.65	5.13
Russell 2000 Value Index		7.37	-4.73	4.72	5.71

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)

Common Stocks	99.0
Money Market Funds	1.0
Rights	0.0	(a)

Total	100.0

(a)	Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)

Consumer Discretionary	13.0
Consumer Staples	2.1
Energy	6.9
Financials	26.5
Health Care	7.2
Industrials	16.6
Information Technology	8.1
Materials	9.8
Real Estate	7.3
Utilities	2.5

Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Small Cap Value Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023

	Account value at the		Account value at the
	beginning of the		end of the		Expenses paid during		Fund’s annualized
	period ($)		period ($)		the period ($)		expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.10	1,018.65	6.51	6.41	1.27
Advisor Class	1,000.00	1,000.00	1,050.50	1,019.90	5.23	5.15	1.02
Class C	1,000.00	1,000.00	1,045.00	1,014.90	10.33	10.18	2.02
Institutional Class	1,000.00	1,000.00	1,050.10	1,019.90	5.23	5.15	1.02
Institutional 2 Class	1,000.00	1,000.00	1,051.10	1,020.25	4.87	4.80	0.95
Institutional 3 Class	1,000.00	1,000.00	1,051.40	1,020.50	4.62	4.55	0.90
Class R	1,000.00	1,000.00	1,048.10	1,017.60	7.58	7.47	1.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.0%

Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Automobile Components 3.7%
Atmus Filtration Technologies, Inc.(a)	247,440	5,413,987
Visteon Corp.(a)	92,000	10,917,640

Total		16,331,627

Hotels, Restaurants & Leisure 4.4%
Six Flags Entertainment Corp.(a)	393,383	9,795,237
Texas Roadhouse, Inc.	83,699	9,421,159

Total		19,216,396

Household Durables 2.3%
KB Home	196,665	10,246,247

Textiles, Apparel & Luxury Goods 2.5%
Kontoor Brands, Inc.	195,977	10,772,856

Total Consumer Discretionary		56,567,126

Consumer Staples 2.0%
Food Products 2.0%
Nomad Foods Ltd.(a)	551,731	8,910,456

Total Consumer Staples		8,910,456

Energy 6.9%
Energy Equipment & Services 2.5%
Patterson-UTI Energy, Inc.	934,515	10,943,171

Oil, Gas & Consumable Fuels 4.4%
Devon Energy Corp.	179,397	8,067,483
PBF Energy, Inc., Class A	250,000	11,100,000

Total		19,167,483

Total Energy		30,110,654

Financials 26.2%
Banks 12.2%
Axos Financial, Inc.(a)	271,820	10,402,551
First Hawaiian, Inc.	388,838	7,640,667
OceanFirst Financial Corp.	450,000	6,237,000
Pacific Premier Bancorp, Inc.	428,623	9,652,590
Popular, Inc.	149,254	11,013,453
Stock Yards Bancorp, Inc.	188,776	8,328,797

Total		53,275,058

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 1.1%
PROG Holdings, Inc.(a)	182,821	4,983,700

Financial Services 4.1%
I3 Verticals, Inc.(a)	312,732	6,295,295
Radian Group, Inc.	461,310	11,860,280

Total		18,155,575

Insurance 8.8%
CNO Financial Group, Inc.	400,308	10,608,162
Hanover Insurance Group, Inc. (The)	92,753	11,529,198
Kemper Corp.	220,000	9,730,600
Skyward Specialty Insurance Group, Inc.(a)	204,834	6,698,072

Total		38,566,032

Total Financials		114,980,365

Health Care 7.1%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0

Total		0

Health Care Equipment & Supplies 4.2%
CONMED Corp.	101,129	10,848,108
LivaNova PLC(a)	165,362	7,416,485

Total		18,264,593

Health Care Providers & Services 2.6%
Guardant Health, Inc.(a)	130,000	3,272,100
Tenet Healthcare Corp.(a)	117,894	8,135,865

Total		11,407,965

Pharmaceuticals 0.3%
Ligand Pharmaceuticals, Inc.(a)	24,316	1,417,866

Total Health Care		31,090,424

Industrials 16.5%
Aerospace & Defense 2.6%
Curtiss-Wright Corp.	53,696	11,485,574

Building Products 2.6%
Zurn Elkay Water Solutions Corp.	388,423	11,435,173

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Select Small Cap Value Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Waste Connections, Inc.	51,511	6,979,225

Construction & Engineering 2.1%
Primoris Services Corp.	305,421	9,272,582

Electrical Equipment 2.3%
Bloom Energy Corp., Class A(a)	226,774	3,274,617
Regal Rexnord Corp.	54,495	6,528,501

Total		9,803,118

Ground Transportation 2.2%
Knight-Swift Transportation Holdings, Inc.	180,443	9,704,224

Passenger Airlines 0.8%
American Airlines Group, Inc.(a)	532	6,613
Spirit Airlines, Inc.	235,938	3,496,601

Total		3,503,214

Professional Services 2.3%
CACI International, Inc., Class A(a)	31,046	9,964,214

Total Industrials		72,147,324

Information Technology 8.0%
Communications Equipment 3.5%
Extreme Networks, Inc.(a)	443,344	7,155,572
Viavi Solutions, Inc.(a)	1,043,444	8,431,027

Total		15,586,599

Semiconductors & Semiconductor Equipment 4.5%
Kulicke & Soffa Industries, Inc.	141,690	7,299,869
MACOM Technology Solutions Holdings, Inc.(a)	147,453	12,383,103

Total		19,682,972

Total Information Technology		35,269,571

Materials 9.7%
Chemicals 2.0%
Minerals Technologies, Inc.	135,521	8,489,035

Construction Materials 2.5%
Summit Materials, Inc., Class A(a)	312,332	10,834,797

Containers & Packaging 1.8%
O-I Glass, Inc.(a)	536,498	7,918,711

Metals & Mining 3.4%
ATI, Inc.(a)	342,586	15,056,655

Total Materials		42,299,198

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate 7.2%
Health Care REITs 1.3%
Physicians Realty Trust	474,453	5,541,611

Hotel & Resort REITs 2.1%
Apple Hospitality REIT, Inc.	550,000	9,168,500

Industrial REITs 1.0%
First Industrial Realty Trust, Inc.	92,636	4,358,524

Specialized REITs 2.8%
Gaming and Leisure Properties, Inc.	139,629	6,524,863
Outfront Media, Inc.	490,000	5,992,700

Total		12,517,563

Total Real Estate		31,586,198

Utilities 2.5%
Electric Utilities 2.5%
Portland General Electric Co.	266,927	10,960,023

Total Utilities		10,960,023

Total Common Stocks (Cost $329,265,482)		433,921,339

Rights —%
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	52,560	0

Total Industrials		0

Total Rights (Cost $—)		0

Money Market Funds 1.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(e),(f)	4,389,091	4,388,213

Total Money Market Funds (Cost $4,387,725)		4,388,213

Total Investments in Securities (Cost: $333,653,207)		438,309,552

Other Assets & Liabilities, Net		(132,299)

Net Assets		438,177,253

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—

			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(f)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	1,265,235	26,137,229	(23,014,585)	334	4,388,213	1,114	102,510	4,389,091

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Select Small Cap Value Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier. The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	56,567,126	—	—		56,567,126
Consumer Staples	8,910,456	—	—		8,910,456
Energy	30,110,654	—	—		30,110,654
Financials	114,980,365	—	—		114,980,365
Health Care	31,090,424	—	0	*	31,090,424
Industrials	72,147,324	—	—		72,147,324
Information Technology	35,269,571	—	—		35,269,571
Materials	42,299,198	—	—		42,299,198
Real Estate	31,586,198	—	—		31,586,198
Utilities	10,960,023	—	—		10,960,023

Total Common Stocks	433,921,339	—	0	*	433,921,339

Rights
Industrials	—	—	0	*	0	*

Total Rights	—	—	0	*	0	*

Money Market Funds	4,388,213	—	—		4,388,213

Total Investments in Securities	438,309,552	—	0	*	438,309,552

*	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $329,265,482)	$433,921,339
Affiliated issuers (cost $4,387,725)	4,388,213
Receivable for:
Capital shares sold	43,837
Dividends	542,308
Expense reimbursement due from Investment Manager	646
Prepaid expenses	7,676

Total assets	438,904,019

Liabilities
Payable for:
Capital shares redeemed	529,440
Management services fees	10,391
Distribution and/or service fees	2,114
Transfer agent fees	39,085
Trustees’ fees	107,874
Compensation of chief compliance officer	44
Other expenses	37,818

Total liabilities	726,766

Net assets applicable to outstanding capital stock	$438,177,253

Represented by
Paid in capital	303,090,509
Total distributable earnings (loss)	135,086,744

Total - representing net assets applicable to outstanding capital stock	$438,177,253

Class A
Net assets	$297,060,579
Shares outstanding	16,344,999
Net asset value per share	$18.17
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.28
Advisor Class
Net assets	$2,686,410
Shares outstanding	121,895
Net asset value per share	$22.04
Class C
Net assets	$2,390,177
Shares outstanding	210,069
Net asset value per share	$11.38
Institutional Class
Net assets	$45,355,598
Shares outstanding	2,098,360
Net asset value per share	$21.61
Institutional 2 Class
Net assets	$2,089,871
Shares outstanding	95,007
Net asset value per share	$22.00
Institutional 3 Class
Net assets	$86,706,707
Shares outstanding	3,783,272
Net asset value per share	$22.92
Class R
Net assets	$1,887,911
Shares outstanding	113,944
Net asset value per share	$16.57

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Select Small Cap Value Fund | Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends - unaffiliated issuers	$4,324,782
Dividends - affiliated issuers	102,510
Foreign taxes withheld	(13,041)

Total income	4,414,251

Expenses:
Management services fees	2,000,928
Distribution and/or service fees
Class A	390,114
Class C	12,835
Class R	4,495
Transfer agent fees
Class A	194,775
Advisor Class	1,743
Class C	1,601
Institutional Class	30,678
Institutional 2 Class	685
Institutional 3 Class	2,600
Class R	1,194
Trustees’ fees	10,129
Custodian fees	2,074
Printing and postage fees	23,331
Registration fees	56,363
Accounting services fees	15,406
Legal fees	9,432
Compensation of chief compliance officer	44
Other	9,296

Total expenses	2,767,723

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(77,313)
Expense reduction	(460)

Total net expenses	2,689,950

Net investment income	1,724,301

Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers	9,989,880
Investments - affiliated issuers	1,114

Net realized gain	9,990,994
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	10,400,669
Investments - affiliated issuers	334

Net change in unrealized appreciation (depreciation)	10,401,003

Net realized and unrealized gain	20,391,997

Net increase in net assets resulting from operations	$22,116,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$1,724,301	$4,705,763
Net realized gain	9,990,994	33,667,708
Net change in unrealized appreciation (depreciation)	10,401,003	(73,025,287)

Net increase (decrease) in net assets resulting from operations	22,116,298	(34,651,816)

Distributions to shareholders
Net investment income and net realized gains
Class A	—	(14,237,839)
Advisor Class	—	(129,440)
Class C	—	(188,057)
Institutional Class	—	(1,903,491)
Institutional 2 Class	—	(178,392)
Institutional 3 Class	—	(3,539,160)
Class R	—	(78,461)

Total distributions to shareholders	—	(20,254,840)

Decrease in net assets from capital stock activity	(23,503,878)	(30,370,772)

Total decrease in net assets	(1,387,580)	(85,277,428)
Net assets at beginning of period	439,564,833	524,842,261

Net assets at end of period	$438,177,253	$439,564,833

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Select Small Cap Value Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	November 30, 2023 (Unaudited)		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	93,938	1,741,253	321,236	5,887,121
Distributions reinvested	—	—	770,489	13,984,370
Shares redeemed	(1,021,615)	(18,824,621)	(2,139,697)	(39,208,743)

Net decrease	(927,677)	(17,083,368)	(1,047,972)	(19,337,252)

Advisor Class
Shares sold	19,709	433,777	130,036	2,926,104
Distributions reinvested	—	—	5,717	125,532
Shares redeemed	(24,501)	(534,722)	(155,651)	(3,413,211)

Net decrease	(4,792)	(100,945)	(19,898)	(361,575)

Class C
Shares sold	9,053	107,229	25,729	301,660
Distributions reinvested	—	—	16,416	187,963
Shares redeemed	(27,501)	(319,476)	(130,156)	(1,494,263)

Net decrease	(18,448)	(212,247)	(88,011)	(1,004,640)

Institutional Class
Shares sold	337,375	7,465,906	874,526	19,159,499
Distributions reinvested	—	—	87,951	1,894,466
Shares redeemed	(477,659)	(10,386,502)	(872,278)	(18,872,412)

Net increase (decrease)	(140,284)	(2,920,596)	90,199	2,181,553

Institutional 2 Class
Shares sold	15,287	348,148	129,707	2,795,414
Distributions reinvested	—	—	8,141	178,294
Shares redeemed	(34,863)	(783,961)	(140,134)	(3,028,356)

Net decrease	(19,576)	(435,813)	(2,286)	(54,648)

Institutional 3 Class
Shares sold	21,314	499,225	71,790	1,630,473
Distributions reinvested	—	—	144,097	3,286,854
Shares redeemed	(135,406)	(3,283,285)	(698,740)	(16,349,545)

Net decrease	(114,092)	(2,784,060)	(482,853)	(11,432,218)

Class R
Shares sold	5,427	91,867	28,516	472,538
Distributions reinvested	—	—	3,963	65,710
Shares redeemed	(3,584)	(58,716)	(54,230)	(900,240)

Net increase (decrease)	1,843	33,151	(21,751)	(361,992)

Total net decrease	(1,223,026)	(23,503,878)	(1,572,572)	(30,370,772)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	13

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains		Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$17.32	0.06	0.79	0.85	—	—		—
Year Ended 5/31/2023	$19.47	0.16	(1.49)	(1.33)	(0.15)	(0.67)		(0.82)
Year Ended 5/31/2022	$22.67	0.03	(1.78)	(1.75)	(0.01)	(1.44)		(1.45)
Year Ended 5/31/2021	$13.83	0.01	9.98	9.99	(0.01)	(1.14)		(1.15)
Year Ended 5/31/2020	$15.83	0.01	(1.99)	(1.98)	(0.02)	(0.00	)(d)	(0.02)
Year Ended 5/31/2019	$18.40	0.01	(1.47)	(1.46)	(0.02)	(1.09)		(1.11)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$20.98	0.10	0.96	1.06	—	—		—
Year Ended 5/31/2023	$23.40	0.25	(1.80)	(1.55)	(0.20)	(0.67)		(0.87)
Year Ended 5/31/2022	$26.94	0.10	(2.14)	(2.04)	(0.06)	(1.44)		(1.50)
Year Ended 5/31/2021	$16.27	0.07	11.79	11.86	(0.05)	(1.14)		(1.19)
Year Ended 5/31/2020	$18.62	0.06	(2.34)	(2.28)	(0.07)	(0.00	)(d)	(0.07)
Year Ended 5/31/2019	$21.38	0.05	(1.69)	(1.64)	(0.03)	(1.09)		(1.12)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$10.89	(0.01)	0.50	0.49	—	—		—
Year Ended 5/31/2023	$12.48	0.02	(0.94)	(0.92)	—	(0.67)		(0.67)
Year Ended 5/31/2022	$15.15	(0.09)	(1.14)	(1.23)	—	(1.44)		(1.44)
Year Ended 5/31/2021	$9.59	(0.08)	6.78	6.70	—	(1.14)		(1.14)
Year Ended 5/31/2020	$11.05	(0.07)	(1.39)	(1.46)	—	(0.00	)(d)	(0.00	)(d)
Year Ended 5/31/2019	$13.29	(0.09)	(1.06)	(1.15)	—	(1.09)		(1.09)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$20.58	0.10	0.93	1.03	—	—		—
Year Ended 5/31/2023	$22.96	0.24	(1.75)	(1.51)	(0.20)	(0.67)		(0.87)
Year Ended 5/31/2022	$26.47	0.09	(2.10)	(2.01)	(0.06)	(1.44)		(1.50)
Year Ended 5/31/2021	$16.00	0.07	11.59	11.66	(0.05)	(1.14)		(1.19)
Year Ended 5/31/2020	$18.31	0.06	(2.30)	(2.24)	(0.07)	(0.00	)(d)	(0.07)
Year Ended 5/31/2019	$21.05	0.05	(1.67)	(1.62)	(0.03)	(1.09)		(1.12)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$20.93	0.11	0.96	1.07	—	—		—
Year Ended 5/31/2023	$23.35	0.27	(1.81)	(1.54)	(0.21)	(0.67)		(0.88)
Year Ended 5/31/2022	$26.89	0.12	(2.15)	(2.03)	(0.07)	(1.44)		(1.51)
Year Ended 5/31/2021	$16.24	0.08	11.77	11.85	(0.06)	(1.14)		(1.20)
Year Ended 5/31/2020	$18.58	0.07	(2.33)	(2.26)	(0.08)	(0.00	)(d)	(0.08)
Year Ended 5/31/2019	$21.33	0.08	(1.70)	(1.62)	(0.04)	(1.09)		(1.13)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Select Small Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$18.17	4.91%	1.30%	1.27	%(c)	0.66%	7%	$297,061
Year Ended 5/31/2023	$17.32	(7.04%)	1.31%	1.28	%(c)	0.88%	11%	$299,209
Year Ended 5/31/2022	$19.47	(8.35%)	1.28%	1.26	%(c)	0.12%	7%	$356,657
Year Ended 5/31/2021	$22.67	74.66%	1.32%	1.28	%(c)	0.08%	30%	$420,471
Year Ended 5/31/2020	$13.83	(12.52%)	1.31%	1.31	%(c)	0.07%	17%	$281,259
Year Ended 5/31/2019	$15.83	(7.80%)	1.30%	1.30	%(c)	0.08%	17%	$379,113
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$22.04	5.05%	1.05%	1.02	%(c)	0.90%	7%	$2,686
Year Ended 5/31/2023	$20.98	(6.79%)	1.06%	1.03	%(c)	1.11%	11%	$2,658
Year Ended 5/31/2022	$23.40	(8.13%)	1.03%	1.01	%(c)	0.37%	7%	$3,430
Year Ended 5/31/2021	$26.94	75.04%	1.07%	1.03	%(c)	0.33%	30%	$4,169
Year Ended 5/31/2020	$16.27	(12.32%)	1.06%	1.06	%(c)	0.33%	17%	$2,898
Year Ended 5/31/2019	$18.62	(7.50%)	1.04%	1.04	%(c)	0.26%	17%	$3,219
Class C
Six Months Ended 11/30/2023 (Unaudited)	$11.38	4.50%	2.06%	2.02	%(c)	(0.10%)	7%	$2,390
Year Ended 5/31/2023	$10.89	(7.65%)	2.06%	2.03	%(c)	0.15%	11%	$2,488
Year Ended 5/31/2022	$12.48	(9.08%)	2.03%	2.01	%(c)	(0.62%)	7%	$3,951
Year Ended 5/31/2021	$15.15	73.36%	2.07%	2.03	%(c)	(0.66%)	30%	$4,971
Year Ended 5/31/2020	$9.59	(13.18%)	2.06%	2.06	%(c)	(0.67%)	17%	$5,402
Year Ended 5/31/2019	$11.05	(8.46%)	2.04%	2.04	%(c)	(0.68%)	17%	$9,187
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$21.61	5.01%	1.05%	1.02	%(c)	0.90%	7%	$45,356
Year Ended 5/31/2023	$20.58	(6.75%)	1.06%	1.03	%(c)	1.12%	11%	$46,062
Year Ended 5/31/2022	$22.96	(8.15%)	1.03%	1.01	%(c)	0.37%	7%	$49,338
Year Ended 5/31/2021	$26.47	75.06%	1.07%	1.02	%(c)	0.33%	30%	$44,918
Year Ended 5/31/2020	$16.00	(12.31%)	1.06%	1.06	%(c)	0.32%	17%	$29,670
Year Ended 5/31/2019	$18.31	(7.53%)	1.04%	1.04	%(c)	0.25%	17%	$73,967
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$22.00	5.11%	0.99%	0.95%		1.02%	7%	$2,090
Year Ended 5/31/2023	$20.93	(6.75%)	0.99%	0.96%		1.23%	11%	$2,398
Year Ended 5/31/2022	$23.35	(8.10%)	0.97%	0.95%		0.46%	7%	$2,729
Year Ended 5/31/2021	$26.89	75.16%	0.99%	0.96%		0.39%	30%	$4,265
Year Ended 5/31/2020	$16.24	(12.24%)	0.98%	0.98%		0.36%	17%	$2,841
Year Ended 5/31/2019	$18.58	(7.44%)	0.97%	0.97%		0.40%	17%	$9,678

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	15

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains		Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$21.80	0.12	1.00	1.12	—	—		—
Year Ended 5/31/2023	$24.28	0.29	(1.88)	(1.59)	(0.22)	(0.67)		(0.89)
Year Ended 5/31/2022	$27.90	0.13	(2.23)	(2.10)	(0.08)	(1.44)		(1.52)
Year Ended 5/31/2021	$16.81	0.10	12.20	12.30	(0.07)	(1.14)		(1.21)
Year Ended 5/31/2020	$19.23	0.09	(2.42)	(2.33)	(0.09)	(0.00	)(d)	(0.09)
Year Ended 5/31/2019	$22.03	0.10	(1.77)	(1.67)	(0.04)	(1.09)		(1.13)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$15.81	0.04	0.72	0.76	—	—		—
Year Ended 5/31/2023	$17.84	0.11	(1.36)	(1.25)	(0.11)	(0.67)		(0.78)
Year Ended 5/31/2022	$20.94	0.00 (d)	(1.64)	(1.64)	(0.02)	(1.44)		(1.46)
Year Ended 5/31/2021	$12.83	0.02	9.23	9.25	—	(1.14)		(1.14)
Year Ended 5/31/2020	$14.71	(0.03)	(1.85)	(1.88)	—	(0.00	)(d)	(0.00	)(d)
Year Ended 5/31/2019	$17.20	(0.03)	(1.37)	(1.40)	—	(1.09)		(1.09)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Select Small Cap Value Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$22.92	5.14%	0.93%	0.90%		1.03%	7%	$86,707
Year Ended 5/31/2023	$21.80	(6.69%)	0.93%	0.91%		1.25%	11%	$84,978
Year Ended 5/31/2022	$24.28	(8.05%)	0.92%	0.90%		0.48%	7%	$106,349
Year Ended 5/31/2021	$27.90	75.30%	0.94%	0.89%		0.44%	30%	$118,636
Year Ended 5/31/2020	$16.81	(12.20%)	0.93%	0.93%		0.46%	17%	$11,355
Year Ended 5/31/2019	$19.23	(7.41%)	0.92%	0.92%		0.47%	17%	$13,299
Class R
Six Months Ended 11/30/2023 (Unaudited)	$16.57	4.81%	1.52%	1.48	%(c)	0.44%	7%	$1,888
Year Ended 5/31/2023	$15.81	(7.20%)	1.54%	1.51	%(c)	0.66%	11%	$1,772
Year Ended 5/31/2022	$17.84	(8.52%)	1.39%	1.38	%(c)	0.02%	7%	$2,388
Year Ended 5/31/2021	$20.94	74.76%	1.26%	1.22	%(c)	0.12%	30%	$3,604
Year Ended 5/31/2020	$12.83	(12.76%)	1.56%	1.56	%(c)	(0.19%)	17%	$2,579
Year Ended 5/31/2019	$14.71	(7.97%)	1.54%	1.54	%(c)	(0.21%)	17%	$5,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	17

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Select Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund will be closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders will be converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Class R shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities

18	Columbia Select Small Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	19

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.87% of the Fund’s average daily net assets.

20	Columbia Select Small Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $460.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	21

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,901,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced. For Class R shares, the Fund currently pays the distribution fees up to the point where the Distributor’s expenses are fully recovered.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	16,219
Class C	—	1.00	(b)	—

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023
	through	Prior to
	September 30, 2024	October 1, 2023
Class A	1.26%	1.28%
Advisor Class	1.01	1.03
Class C	2.01	2.03
Institutional Class	1.01	1.03
Institutional 2 Class	0.94	0.96
Institutional 3 Class	0.89	0.91
Class R	1.51	1.53

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is

22	Columbia Select Small Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal	Gross unrealized	Gross unrealized	Net unrealized
tax cost ($)	appreciation ($)	(depreciation) ($)	appreciation ($)
333,653,000	141,291,000	(36,634,000)	104,657,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,726,193 and $55,131,546, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2023.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Financial sector risk

The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts

24	Columbia Select Small Cap Value Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 73.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Small- and mid-cap company risk

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Select Small Cap Value Fund | Semiannual Report 2023	25

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

26	Columbia Select Small Cap Value Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Select Small Cap Value Fund | Semiannual Report 2023	27

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/ vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

28	Columbia Select Small Cap Value Fund | Semiannual Report 2023

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Columbia Select Small Cap Value Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR218_05_P01_(01/24)

COLUMBIA COMMODITY STRATEGY FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Commodity Strategy Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Commodity Strategy Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with total return.

Portfolio management

Marc Khalamayzer, CFA

Commodity Strategies Co-Portfolio Manager

Managed Fund since 2019

Matthew Ferrelli, CFA

Commodity Strategies Co-Portfolio Manager

Managed Fund since 2019

Ronald Stahl, CFA

Cash/Liquidity Strategies Co-Portfolio Manager

Managed Fund since 2021

Gregory Liechty

Cash/Liquidity Strategies Co-Portfolio Manager

Managed Fund since 2021

John Dempsey, CFA

Cash/Liquidity Strategies Co-Portfolio Manager

Managed Fund since 2021

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	06/18/12	8.15	-6.88	7.91	-0.81
Including sales charges		1.89	-12.23	6.62	-1.39
Advisor Class	03/19/13	8.14	-6.68	8.16	-0.56
Class C Excluding sales charges	06/18/12	7.72	-7.57	7.11	-1.54
Including sales charges		6.72	-7.99	7.11	-1.54
Institutional Class	06/18/12	8.32	-6.67	8.16	-0.57
Institutional 2 Class*	01/08/14	8.23	-6.65	8.28	-0.49
Institutional 3 Class*	10/01/14	8.40	-6.50	8.42	-0.41
Class R	06/18/12	7.97	-7.16	7.63	-1.04
Bloomberg Commodity Index Total Return		6.77	-7.68	6.29	-0.72

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s Class A shares for the period from November 30, 2013 through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without sales charges). Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Commodity Index Total Return is a total return index based on the Bloomberg Commodity Index, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Commodity Strategy Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)
Asset-Backed Securities – Non-Agency	34.8
Commercial Mortgage-Backed Securities – Non-Agency	1.8
Corporate Bonds & Notes	39.9
Foreign Government Obligations	0.8
Money Market Funds(a)	18.6
Residential Mortgage-Backed Securities – Non-Agency	2.5
Treasury Bills	0.8
U.S. Government & Agency Obligations	0.8

Total	100.0

(a)

Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Consolidated Financial Statements.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at November 30, 2023)
AA rating	52.1
A rating	22.4
BBB rating	23.9
Not rated	1.6

Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Commodities market exposure (%)
(at November 30, 2023)

Commodities contracts(a)	Long	Short	Net
Agriculture	28.6	—	28.6
Energy	29.8	—	29.8
Industrial Metals	14.3	—	14.3
Livestock	7.0	—	7.0
Precious Metals	20.3	—	20.3

Total notional market value of commodities contracts	100.0	—	100.0

(a)

Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Commodity Strategy Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,081.50	1,019.35	5.88	5.70	1.13
Advisor Class	1,000.00	1,000.00	1,081.40	1,020.60	4.58	4.45	0.88
Class C	1,000.00	1,000.00	1,077.20	1,015.60	9.76	9.47	1.88
Institutional Class	1,000.00	1,000.00	1,083.20	1,020.65	4.53	4.39	0.87
Institutional 2 Class	1,000.00	1,000.00	1,082.30	1,021.10	4.06	3.94	0.78
Institutional 3 Class	1,000.00	1,000.00	1,084.00	1,021.35	3.80	3.69	0.73
Class R	1,000.00	1,000.00	1,079.70	1,018.10	7.17	6.96	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Commodity Strategy Fund | Semiannual Report 2023	5

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities — Non-Agency 29.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-X1 Class A
11/15/2028	7.110%	400,000	400,214
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	461,053	460,917
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	855,305	848,960
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	3,000,000	2,967,944
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A3
12/18/2026	0.340%	846,578	836,092
Series 2021-3 Class A3
08/18/2026	0.760%	3,565,547	3,473,062
Amur Equipment Finance Receivables IX LLC(a)
Series 2021-1A Class A2
11/20/2026	0.750%	101,162	99,823
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	137,448	135,955
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	2,019,266	1,953,403
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	811,251	781,348
Dext ABS LLC(a)
Series 2023-1 Class A1
04/15/2024	5.680%	324,159	324,123
DLLST LLC(a)
Series 2022-1A Class A3
01/21/2025	3.400%	261,260	259,261
Drive Auto Receivables Trust
Subordinated Series 2021-1 Class C
06/15/2027	1.020%	411,459	407,925
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	161,234	160,960
Series 2020-2A Class D
03/16/2026	4.730%	3,000,000	2,981,701
Series 2022-1A Class A
04/15/2026	1.580%	228,070	227,681
Series 2022-3A Class A
10/15/2026	6.050%	1,117,915	1,117,622

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	787,040	777,017
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	525,000	525,924
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	48,074	48,060
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	816,289	816,135
Series 2023-2A Class A3
08/17/2026	5.600%	875,000	873,024
Series 2023-4A Class A2
12/15/2025	6.070%	300,000	299,877
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	641,410	632,416
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	2,675,000	2,609,163
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,422,017	1,400,176
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	242,636	234,071
Series 2021-2A Class A
12/15/2026	0.830%	320,488	308,777
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	825,000	822,799
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	846,506	837,250
GLS Auto Receivables Issuer Trust(a)
Series 2022-2A Class A2
01/15/2026	3.550%	397,787	396,038
Series 2023-3A Class A2
03/15/2027	6.040%	975,000	973,650
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	725,000	705,102
GM Financial Automobile Leasing Trust
Series 2022-1 Class A4
02/20/2026	1.960%	2,675,000	2,624,148
Series 2022-3 Class A4
08/20/2026	4.110%	1,775,000	1,748,329

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	898,824	876,175
GreatAmerica Leasing Receivables(a)
Series 2023-1 Class A1
06/14/2024	5.519%	278,805	278,792
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	253,669	250,027
Series 2022-A Class A3
02/15/2027	3.060%	2,096,997	2,057,554
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	700,000	671,876
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	779,019	757,452
Kubota Credit Owner Trust(a)
Series 2023-1A Class A1
03/15/2024	5.292%	30,784	30,786
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	107,474	103,885
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	41,801	41,249
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	250,000	245,084
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	914,946	914,994
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	40,661	40,390
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	171,219	171,510
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	1,857,373	1,831,084
Series 2022-2 Class A3
10/15/2026	2.980%	907,969	902,197
Series 2022-3 Class A3
12/15/2026	3.400%	261,279	259,066
Series 2022-5 Class A3
08/17/2026	4.110%	600,394	597,034
Series 2022-7 Class A3
04/15/2027	5.750%	850,000	848,256

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2 Class A2
03/16/2026	5.870%	1,527,120	1,526,892
Series 2023-3 Class A2
08/17/2026	6.080%	436,876	437,127
Series 2023-4 Class A2
02/16/2027	6.180%	2,425,000	2,428,832
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	1,859,557	1,805,218
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	675,000	663,598
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,311,000	3,189,011
Subordinated Series 2019-A Class C
01/26/2032	3.000%	575,000	551,182
Toyota Auto Loan Extended Note Trust(a)
Series 2019-1A Class A
11/25/2031	2.560%	4,450,000	4,379,132
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	109,047	104,757
Series 2021-ST7 Class A
09/20/2029	1.850%	94,813	94,217
Series 2021-ST9 Class A
11/20/2029	1.700%	243,477	237,774
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	5,125,000	4,995,834
Series 2022-2 Class A
07/20/2028	1.530%	1,850,000	1,769,086
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	1,258,051	1,254,997
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	1,250,000	1,237,546
Series 2022-3A Class A2
07/15/2025	5.240%	366,509	366,163
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	356,933	356,264
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	1,000,000	962,339
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A4
06/15/2027	3.340%	2,125,000	2,094,149

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	567,594	555,298

Total Asset-Backed Securities – Non-Agency
(Cost $73,653,073)			73,955,774

Commercial Mortgage-Backed Securities - Non-Agency 1.5%

Commercial Mortgage Trust
Series 2014-CR16 Class A4
04/10/2047	4.051%	2,850,000	2,782,401
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A5
02/15/2047	4.079%	1,014,999	1,003,850

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $3,793,526)			3,786,251

Corporate Bonds & Notes 33.2%

Aerospace & Defense 1.3%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	871,000	843,039
Boeing Co. (The)
05/01/2025	4.875%	835,000	826,508
Harris Corp.
04/27/2025	3.832%	866,000	845,514
United Technologies Corp.
08/16/2025	3.950%	825,000	804,310

Total			3,319,371

Automotive 0.7%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000%
04/05/2024	6.310%	800,000	800,004
Toyota Motor Credit Corp.(b)
SOFR + 0.650%
09/11/2025	5.960%	875,000	876,199

Total			1,676,203

Banking 10.5%
American Express Co.(b)
SOFR + 0.720%
05/03/2024	6.030%	686,000	685,831
Bank of America Corp.(b)
SOFR + 1.100%
04/25/2025	6.410%	1,675,000	1,677,244
Bank of Montreal
06/07/2025	3.700%	892,000	868,142
Bank of New York Mellon Corp. (The)(b)
SOFR + 0.260%
04/26/2024	5.570%	832,000	830,964

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(b)
SOFR + 1.090%
06/12/2025	6.400%	875,000	876,639
Canadian Imperial Bank of Commerce(b)
SOFR + 0.940%
04/07/2025	6.250%	875,000	875,485
Citigroup, Inc.(c)
04/24/2025	3.352%	1,600,000	1,582,528
Commonwealth Bank of Australia(a),(b)
3-month Term SOFR + 1.082%
06/04/2024	6.483%	865,000	866,678
Cooperatieve Rabobank UA(b)
SOFR + 0.700%
07/18/2025	6.010%	900,000	900,031
Credit Suisse AG
08/09/2024	4.750%	750,000	742,470
Goldman Sachs Group, Inc. (The)(b)
SOFR + 0.486%
10/21/2024	5.796%	1,450,000	1,445,728
HSBC Holdings PLC(c)
04/18/2026	1.645%	1,125,000	1,058,367
JPMorgan Chase & Co.(c)
12/15/2025	5.546%	1,700,000	1,694,863
Morgan Stanley(c)
10/21/2025	1.164%	1,650,000	1,575,513
National Australia Bank Ltd.
05/13/2025	5.200%	800,000	798,851
PNC Bank NA
06/01/2025	3.250%	889,000	856,663
Royal Bank of Canada(b)
SOFR + 0.840%
04/14/2025	6.150%	825,000	824,599
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	950,000	877,442
State Street Corp.(c)
12/03/2024	3.776%	840,000	840,000
05/18/2026	5.104%	471,000	467,555
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	835,000	813,090
Toronto-Dominion Bank (The)(b)
SOFR + 0.910%
03/08/2024	6.220%	900,000	900,477
Truist Bank(b)
SOFR + 0.200%
01/17/2024	5.510%	800,000	798,118
UBS Group AG(a),(c)
08/05/2025	4.490%	850,000	839,631

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp
11/17/2025	3.950%	875,000	852,158
Wells Fargo & Co.(c)
05/19/2025	0.805%	1,425,000	1,388,822
Westpac Banking Corp.(b)
SOFR + 0.720%
11/17/2025	6.030%	900,000	901,761

Total			26,839,650

Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital(b)
3-month Term SOFR + 1.912%
02/01/2024	7.289%	850,000	850,203
Comcast Corp.
10/15/2025	3.950%	825,000	808,038

Total			1,658,241

Chemicals 0.3%
DowDuPont, Inc.
11/15/2025	4.493%	850,000	836,199

Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	885,000	839,425
John Deere Capital Corp.
09/08/2025	5.300%	875,000	879,472

Total			1,718,897

Diversified Manufacturing 0.5%
Carrier Global Corp.(a)
11/30/2025	5.800%	225,000	226,338
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	950,000	923,198

Total			1,149,536

Electric 2.7%
CenterPoint Energy, Inc.(b)
SOFR + 0.650%
05/13/2024	5.960%	629,000	628,751
Dominion Energy, Inc.
04/15/2026	1.450%	950,000	868,944
DTE Energy Co.
11/01/2024	4.220%	1,125,000	1,107,599
Duke Energy Corp.
09/15/2025	0.900%	748,000	689,864
Eversource Energy
08/15/2025	0.800%	511,000	470,921

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Power Co.(b)
SOFR + 0.300%
06/28/2024	5.610%	450,000	449,311
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	850,000	850,535
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	673,000	622,590
WEC Energy Group, Inc.
09/27/2025	5.000%	800,000	792,980
Xcel Energy, Inc.
06/01/2025	3.300%	315,000	304,454

Total			6,785,949

Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2025	4.450%	850,000	831,456
Diageo Capital PLC
09/29/2025	1.375%	830,000	776,844
Mondelez International, Inc.
05/04/2025	1.500%	850,000	804,142
PepsiCo, Inc.(b)
SOFR + 0.400%
11/12/2024	5.710%	875,000	875,298
Tyson Foods, Inc.
03/01/2026	4.000%	900,000	874,377

Total			4,162,117

Health Care 2.0%
Becton Dickinson and Co.
06/06/2024	3.363%	800,000	789,621
Cigna Corp.
11/15/2025	4.125%	900,000	879,137
CVS Health Corp.
07/20/2025	3.875%	900,000	877,800
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	850,000	851,093
HCA, Inc.
02/15/2026	5.875%	825,000	826,878
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	850,000	817,804

Total			5,042,333

Healthcare Insurance 0.6%
UnitedHealth Group, Inc.
07/15/2025	3.750%	825,000	807,815

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wellpoint, Inc.
08/15/2024	3.500%	825,000	811,533

Total			1,619,348

Independent Energy 0.6%
Pioneer Natural Resources Co.
03/29/2026	5.100%	655,000	653,191
Woodside Finance Ltd.(a)
03/05/2025	3.650%	850,000	826,739

Total			1,479,930

Life Insurance 1.4%
Corebridge Financial, Inc.
04/04/2025	3.500%	850,000	823,604
Met Tower Global Funding(a)
06/20/2026	5.400%	825,000	827,923
New York Life Global Funding(a)
06/24/2025	0.950%	243,000	227,127
Pricoa Global Funding I(a)
09/01/2025	0.800%	975,000	901,814
Principal Life Global Funding II(a)
06/23/2025	1.250%	917,000	857,547

Total			3,638,015

Media and Entertainment 0.6%
Discovery Communications LLC
03/11/2026	4.900%	850,000	839,866
Walt Disney Co. (The)
09/15/2024	3.700%	725,000	713,794

Total			1,553,660

Midstream 1.9%
Enbridge, Inc.
02/16/2024	2.150%	775,000	768,802
Energy Transfer Partners LP
01/15/2026	4.750%	675,000	663,666
Enterprise Products Operating LLC
02/15/2024	3.900%	775,000	771,909
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	590,000	588,095
05/01/2024	4.300%	250,000	248,182
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	850,000	833,191
Western Midstream Operating LP
02/01/2025	3.100%	250,000	242,323
Williams Companies, Inc. (The)
09/15/2025	4.000%	850,000	827,764

Total			4,943,932

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	900,000	832,043

Pharmaceuticals 2.0%
AbbVie, Inc.
03/15/2025	3.800%	850,000	833,673
Amgen, Inc.
05/01/2025	3.125%	860,000	832,966
AstraZeneca PLC
11/16/2025	3.375%	875,000	847,945
Gilead Sciences, Inc.
02/01/2025	3.500%	875,000	856,297
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	1,000,000	989,205
Roche Holdings, Inc.(a),(b)
SOFR + 0.240%
03/05/2024	5.550%	850,000	849,537

Total			5,209,623

Property & Casualty 0.6%
Chubb INA Holdings, Inc.
03/15/2025	3.150%	825,000	801,909
Loews Corp.
04/01/2026	3.750%	875,000	846,117

Total			1,648,026

Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	850,000	820,335
Union Pacific Corp.
01/15/2025	3.250%	675,000	659,818

Total			1,480,153

Retailers 0.4%
Lowe’s Companies, Inc.
09/08/2025	4.400%	900,000	887,266

Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	885,000	849,265
International Business Machines Corp.
02/12/2024	3.625%	675,000	672,273
Microchip Technology, Inc.
02/15/2024	0.972%	800,000	791,924
NXP BV/Funding LLC
03/01/2026	5.350%	850,000	847,292

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2025	2.500%	800,000	768,459

Total			3,929,213

Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	774,000	748,937

Wireless 0.7%
American Tower Corp.
01/15/2025	2.950%	850,000	822,830
T-Mobile USA, Inc.
04/15/2025	3.500%	875,000	851,268

Total			1,674,098

Wirelines 0.7%
AT&T, Inc.(b)
3-month Term SOFR + 1.442%
06/12/2024	6.852%	900,000	902,947
Verizon Communications, Inc.
11/20/2025	0.850%	1,000,000	919,388

Total			1,822,335

Total Corporate Bonds & Notes
(Cost $84,861,530)			84,655,075

Foreign Government Obligations(d) 0.7%

Canada 0.7%
Province of Ontario
01/29/2024	3.050%	825,000	821,703
Province of Quebec
10/16/2024	2.875%	850,000	832,352

Total			1,654,055

Total Foreign Government Obligations
(Cost $1,660,096)			1,654,055

Residential Mortgage-Backed Securities - Non-Agency 2.1%

Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000%
Floor 1.000%
09/25/2031	6.328%	456,234	456,083
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	313,497	290,173
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200%
01/25/2042	6.528%	1,388,593	1,386,049

Residential Mortgage-Backed Securities - Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900%
04/25/2042	7.228%	470,397	472,539
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	469,491	439,506
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	700,552	649,454
VCAT LLC(a),(e)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	1,099,361	1,020,590
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	647,463	618,510

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $5,544,742)			5,332,904

Treasury Bills 0.7%

Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Bills
05/02/2024	5.310%	1,800,000	1,760,537

Total Treasury Bills
(Cost $1,759,252)			1,760,537

U.S. Government & Agency Obligations 0.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.040%
02/09/2024	5.350%	1,050,000	1,049,779
SOFR + 0.100%
08/01/2024	5.410%	675,000	674,887

Total U.S. Government & Agency Obligations
(Cost $1,725,112)			1,724,666

Money Market Funds 15.5%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(f),(g)		39,532,123	39,524,217

Total Money Market Funds
(Cost $39,521,584)			39,524,217

Total Investments in Securities
(Cost: $212,518,915)			212,393,479

Other Assets & Liabilities, Net			42,230,783

Net Assets			254,624,262

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

At November 30, 2023, securities and/or cash totaling $18,885,493 were pledged as collateral.

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	27	01/2024	USD	2,175,660	14,187	—
Brent Crude	38	01/2024	USD	3,062,040	—	(51,958)
Brent Crude	48	03/2024	USD	3,840,000	—	(166,490)
Brent Crude	97	05/2024	USD	7,703,740	—	(360,959)
Brent Crude	31	07/2024	USD	2,442,490	6,922	—
Brent Crude	18	07/2024	USD	1,418,220	—	(7,039)
Cocoa	33	03/2024	USD	1,411,410	107,413	—
Coffee	24	03/2024	USD	1,662,300	116,924	—
Coffee	34	05/2024	USD	2,304,563	271,532	—
Coffee	67	07/2024	USD	4,540,088	345,174	—
Copper	9	03/2024	USD	866,363	12,667	—
Copper	38	05/2024	USD	3,679,825	48,931	—
Copper	76	07/2024	USD	7,403,350	295,420	—
Corn	89	03/2024	USD	2,148,238	—	(10,212)
Corn	118	05/2024	USD	2,920,500	—	(44,453)
Corn	232	07/2024	USD	5,849,300	—	(67,533)
Cotton	34	03/2024	USD	1,361,020	4,129	—
Cotton	18	03/2024	USD	720,540	—	(1,775)
Cotton	26	05/2024	USD	1,049,100	—	(81,130)
Cotton	51	07/2024	USD	2,072,640	—	(55,216)
Feeder Cattle	4	01/2024	USD	439,900	—	(21,267)
Gas Oil	29	01/2024	USD	2,280,850	—	(93,198)
Gas Oil	17	03/2024	USD	1,318,350	—	(11,046)
Gas Oil	18	05/2024	USD	1,370,700	—	(133,357)
Gas Oil	36	07/2024	USD	2,718,900	—	(58,175)
Gold 100 oz.	43	02/2024	USD	8,845,960	331,162	—
Gold 100 oz.	42	04/2024	USD	8,722,140	350,059	—
Gold 100 oz.	83	06/2024	USD	17,400,950	1,065,374	—
Gold 100 oz.	41	08/2024	USD	8,668,630	310,358	—
Lead	93	01/2024	USD	4,916,794	—	(210,703)
Lead	9	03/2024	USD	478,406	—	(6,223)
Lead	9	05/2024	USD	479,138	—	(17,060)
Lead	18	07/2024	USD	960,075	—	(8,228)
Lean Hogs	74	02/2024	USD	2,115,660	—	(71,550)
Lean Hogs	26	04/2024	USD	804,440	—	(56,980)
Lean Hogs	43	06/2024	USD	1,591,000	—	(43,781)
Lean Hogs	21	07/2024	USD	794,430	—	(12,225)
Live Cattle	88	02/2024	USD	6,048,240	—	(245,204)
Live Cattle	28	04/2024	USD	1,953,560	—	(185,042)
Live Cattle	57	06/2024	USD	3,880,560	—	(381,306)
Live Cattle	28	08/2024	USD	1,908,480	—	(39,826)
Natural Gas	160	12/2023	USD	4,483,200	—	(1,285,107)
Natural Gas	141	02/2024	USD	3,718,170	—	(1,035,519)
Natural Gas	140	04/2024	USD	3,721,200	—	(610,300)
Natural Gas	253	06/2024	USD	7,458,440	—	(1,073,524)
Nickel	5	01/2024	USD	496,710	—	(99,494)
Nickel	8	03/2024	USD	802,032	—	(269,677)
Nickel	8	05/2024	USD	809,808	—	(159,250)
Nickel	16	07/2024	USD	1,635,936	—	(163,230)
NY Harbor ULSD Heat Oil	20	12/2023	USD	2,313,528	—	(34,249)
NY Harbor ULSD Heat Oil	9	02/2024	USD	1,011,452	—	(28,744)
NY Harbor ULSD Heat Oil	10	04/2024	USD	1,090,530	—	(99,494)
NY Harbor ULSD Heat Oil	2	06/2024	USD	215,821	943	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Long futures contracts (continued)

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	17	06/2024	USD	1,834,480	—	(16,724)
Primary Aluminum	24	01/2024	USD	1,306,950	—	(48,808)
Primary Aluminum	39	03/2024	USD	2,146,219	—	(95,644)
Primary Aluminum	38	05/2024	USD	2,114,700	—	(54,918)
Primary Aluminum	76	07/2024	USD	4,283,550	—	(72,520)
RBOB Gasoline	18	12/2023	USD	1,644,905	14,931	—
RBOB Gasoline	14	12/2023	USD	1,279,370	—	(5,139)
RBOB Gasoline	12	02/2024	USD	1,104,869	—	(65,697)
RBOB Gasoline	11	04/2024	USD	1,102,193	—	(125,905)
RBOB Gasoline	7	06/2024	USD	691,635	1,037	—
RBOB Gasoline	15	06/2024	USD	1,482,075	—	(6,749)
Silver	21	03/2024	USD	2,694,300	243,178	—
Silver	27	05/2024	USD	3,496,905	285,944	—
Silver	53	07/2024	USD	6,926,835	720,063	—
Soybean	22	01/2024	USD	1,477,025	9,841	—
Soybean	33	03/2024	USD	2,247,713	31,985	—
Soybean	8	03/2024	USD	544,900	—	(385)
Soybean	41	05/2024	USD	2,819,263	—	(14,374)
Soybean	65	07/2024	USD	4,487,438	95,436	—
Soybean	16	07/2024	USD	1,104,600	—	(815)
Soybean Meal	70	01/2024	USD	2,968,000	—	(84,108)
Soybean Meal	43	03/2024	USD	1,781,060	102,193	—
Soybean Meal	43	05/2024	USD	1,754,400	79,727	—
Soybean Meal	70	07/2024	USD	2,847,600	67,368	—
Soybean Meal	17	07/2024	USD	691,560	—	(16,951)
Soybean Oil	181	01/2024	USD	5,675,436	10,566	—
Soybean Oil	45	03/2024	USD	1,405,350	—	(158,589)
Soybean Oil	45	05/2024	USD	1,403,460	—	(167,039)
Soybean Oil	91	07/2024	USD	2,831,010	53,922	—
Sugar #11	90	02/2024	USD	2,624,832	—	(152,496)
Sugar #11	94	04/2024	USD	2,636,211	—	(75,056)
Sugar #11	195	06/2024	USD	5,294,016	—	(103,837)
Wheat	20	03/2024	USD	643,000	4,218	—
Wheat	15	03/2024	USD	448,500	1,834	—
Wheat	18	03/2024	USD	538,200	—	(7,130)
Wheat	13	03/2024	USD	417,950	—	(17,042)
Wheat	51	05/2024	USD	1,562,513	—	(36,000)
Wheat	28	05/2024	USD	906,500	—	(105,262)
Wheat	99	07/2024	USD	3,092,513	—	(31,922)
Wheat	56	07/2024	USD	1,827,000	—	(61,804)
WTI Crude	71	12/2023	USD	5,393,160	—	(37,148)
WTI Crude	54	02/2024	USD	4,103,460	—	(77,641)
WTI Crude	54	04/2024	USD	4,086,720	—	(370,903)
WTI Crude	109	06/2024	USD	8,196,800	—	(105,033)
Zinc	39	01/2024	USD	2,408,494	—	(6,860)
Zinc	21	03/2024	USD	1,300,819	—	(20,183)
Zinc	21	05/2024	USD	1,304,625	—	(29,395)
Zinc	42	07/2024	USD	2,617,650	—	(55,525)

Total					5,003,438	(9,528,126)

Short futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(147)	03/2024	USD	(30,055,758)	—	(94,534)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Consolidated Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $50,212,901, which represents 19.72% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(g)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	98,425,179	219,085,166	(277,998,892)	12,764	39,524,217	10,751	1,971,230	39,532,123

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

SOFR	Secured Overnight Financing Rate

Currency Legend

USD	US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities – Non-Agency	—	73,955,774	—	73,955,774
Commercial Mortgage-Backed Securities - Non-Agency	—	3,786,251	—	3,786,251
Corporate Bonds & Notes	—	84,655,075	—	84,655,075
Foreign Government Obligations	—	1,654,055	—	1,654,055
Residential Mortgage-Backed Securities - Non-Agency	—	5,332,904	—	5,332,904
Treasury Bills	—	1,760,537	—	1,760,537
U.S. Government & Agency Obligations	—	1,724,666	—	1,724,666
Money Market Funds	39,524,217	—	—	39,524,217

Total Investments in Securities	39,524,217	172,869,262	—	212,393,479

Investments in Derivatives
Asset
Futures Contracts	5,003,438	—	—	5,003,438
Liability
Futures Contracts	(9,622,660)	—	—	(9,622,660)

Total	34,904,995	172,869,262	—	207,774,257

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	15

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $172,997,331)	$172,869,262
Affiliated issuers (cost $39,521,584)	39,524,217
Cash	10,900,985
Margin deposits on:
Futures contracts	18,885,493
Receivable for:
Capital shares sold	13,145,922
Dividends	222,883
Interest	779,666
Foreign tax reclaims	8,146
Variation margin for futures contracts	1,069,233
Prepaid expenses	6,772

Total assets	257,412,579

Liabilities
Payable for:
Capital shares redeemed	54,654
Variation margin for futures contracts	2,621,060
Management services fees	4,197
Distribution and/or service fees	254
Transfer agent fees	9,809
Trustees’ fees	53,930
Compensation of chief compliance officer	30
Other expenses	44,383

Total liabilities	2,788,317

Net assets applicable to outstanding capital stock	$254,624,262

Represented by
Paid in capital	497,073,802
Total distributable earnings (loss)	(242,449,540)

Total - representing net assets applicable to outstanding capital stock	$254,624,262

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$17,167,162
Shares outstanding	1,874,989
Net asset value per share	$9.16
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.72
Advisor Class
Net assets	$13,827,083
Shares outstanding	1,406,099
Net asset value per share	$9.83
Class C
Net assets	$3,860,063
Shares outstanding	503,328
Net asset value per share	$7.67
Institutional Class
Net assets	$9,849,835
Shares outstanding	1,023,130
Net asset value per share	$9.63
Institutional 2 Class
Net assets	$8,882,936
Shares outstanding	887,964
Net asset value per share	$10.00
Institutional 3 Class
Net assets	$198,934,264
Shares outstanding	19,507,759
Net asset value per share	$10.20
Class R
Net assets	$2,102,919
Shares outstanding	242,547
Net asset value per share	$8.67

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	17

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends – affiliated issuers	$1,971,230
Interest	4,758,427
Interfund lending	3,572

Total income	6,733,229

Expenses:
Management services fees	878,886
Distribution and/or service fees
Class A	23,374
Class C	20,315
Class R	5,543
Transfer agent fees
Class A	14,350
Advisor Class	10,376
Class C	3,118
Institutional Class	12,241
Institutional 2 Class	2,773
Institutional 3 Class	6,106
Class R	1,701
Trustees’ fees	8,944
Custodian fees	6,721
Printing and postage fees	9,982
Registration fees	59,098
Accounting services fees	20,629
Legal fees	8,368
Compensation of chief compliance officer	30
Other	9,321

Total expenses	1,101,876

Expense reduction	(40)

Total net expenses	1,101,836

Net investment income	5,631,393

Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments – unaffiliated issuers	(152,310)
Investments – affiliated issuers	10,751
Futures contracts	918,771

Net realized gain	777,212
Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	871,341
Investments – affiliated issuers	12,764
Futures contracts	13,485,983

Net change in unrealized appreciation (depreciation)	14,370,088

Net realized and unrealized gain	15,147,300

Net increase in net assets resulting from operations	$20,778,693

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$5,631,393	$6,304,834
Net realized gain (loss)	777,212	(71,123,929)
Net change in unrealized appreciation (depreciation)	14,370,088	(41,133,529)

Net increase (decrease) in net assets resulting from operations	20,778,693	(105,952,624)

Distributions to shareholders
Net investment income and net realized gains
Class A	—	(13,091,140)
Advisor Class	—	(6,087,308)
Class C	—	(2,316,643)
Institutional Class	—	(12,482,584)
Institutional 2 Class	—	(5,768,737)
Institutional 3 Class	—	(43,069,997)
Class R	—	(1,311,006)

Total distributions to shareholders	—	(84,127,415)

Increase (decrease) in net assets from capital stock activity	(25,916,010)	16,082,060

Total decrease in net assets	(5,137,317)	(173,997,979)
Net assets at beginning of period	259,761,579	433,759,558

Net assets at end of period	$254,624,262	$259,761,579

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	19

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended		Year Ended
	November 30, 2023 (Unaudited)		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	152,102	1,404,600	1,190,286	19,404,883
Distributions reinvested	—	—	1,372,544	12,984,269
Shares redeemed	(642,746)	(5,824,454)	(1,672,213)	(24,152,784)

Net increase (decrease)	(490,644)	(4,419,854)	890,617	8,236,368

Advisor Class
Shares sold	341,389	3,394,859	1,630,630	23,492,853
Distributions reinvested	—	—	594,517	6,022,454
Shares redeemed	(390,965)	(3,838,233)	(1,986,456)	(31,559,191)

Net increase (decrease)	(49,576)	(443,374)	238,691	(2,043,884)

Class C
Shares sold	4,379	34,049	281,127	3,325,844
Distributions reinvested	—	—	290,217	2,315,930
Shares redeemed	(67,620)	(518,803)	(290,334)	(3,646,121)

Net increase (decrease)	(63,241)	(484,754)	281,010	1,995,653

Institutional Class
Shares sold	137,607	1,341,265	3,126,495	41,353,583
Distributions reinvested	—	—	1,243,568	12,336,201
Shares redeemed	(1,247,627)	(12,000,943)	(6,547,667)	(103,674,723)

Net decrease	(1,110,020)	(10,659,678)	(2,177,604)	(49,984,939)

Institutional 2 Class
Shares sold	162,134	1,655,022	404,062	5,024,414
Distributions reinvested	—	—	560,000	5,768,006
Shares redeemed	(202,483)	(2,064,826)	(796,411)	(10,668,390)

Net increase (decrease)	(40,349)	(409,804)	167,651	124,030

Institutional 3 Class
Shares sold	6,664,250	69,698,651	27,437,309	298,268,124
Distributions reinvested	—	—	4,102,610	43,036,376
Shares redeemed	(7,631,076)	(78,952,810)	(21,922,485)	(285,164,246)

Net increase (decrease)	(966,826)	(9,254,159)	9,617,434	56,140,254

Class R
Shares sold	37,211	321,196	98,876	1,416,624
Distributions reinvested	—	—	145,915	1,310,314
Shares redeemed	(65,138)	(565,583)	(90,012)	(1,112,360)

Net increase (decrease)	(27,927)	(244,387)	154,779	1,614,578

Total net increase (decrease)	(2,748,583)	(25,916,010)	9,172,578	16,082,060

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Columbia Commodity Strategy Fund | Semiannual Report 2023

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Columbia Commodity Strategy Fund | Semiannual Report 2023	21

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income		Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$8.47	0.17		0.52	0.69	—		—
Year Ended 5/31/2023	$21.90	0.21		(4.16)	(3.95)	(9.48)		(9.48)
Year Ended 5/31/2022	$20.69	(0.12)		7.43	7.31	(6.10)		(6.10)
Year Ended 5/31/2021(e)	$13.99	(0.18)		6.90	6.72	(0.02)		(0.02)
Year Ended 5/31/2020(e)	$16.67	0.12		(2.64)	(2.52)	(0.16)		(0.16)
Year Ended 5/31/2019(e)	$23.03	0.24		(3.60)	(3.36)	(3.00)		(3.00)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$9.09	0.20		0.54	0.74	—		—
Year Ended 5/31/2023	$22.71	0.25		(4.34)	(4.09)	(9.53)		(9.53)
Year Ended 5/31/2022	$21.22	(0.08)		7.70	7.62	(6.13)		(6.13)
Year Ended 5/31/2021(e)	$14.32	(0.11)		7.03	6.92	(0.02)		(0.02)
Year Ended 5/31/2020(e)	$17.05	0.16		(2.69)	(2.53)	(0.20)		(0.20)
Year Ended 5/31/2019(e)	$23.49	0.28		(3.64)	(3.36)	(3.08)		(3.08)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$7.12	0.11		0.44	0.55	—		—
Year Ended 5/31/2023	$20.09	0.10		(3.75)	(3.65)	(9.32)		(9.32)
Year Ended 5/31/2022	$19.53	(0.26)		6.86	6.60	(6.04)		(6.04)
Year Ended 5/31/2021(e)	$13.30	(0.30)		6.54	6.24	(0.01)		(0.01)
Year Ended 5/31/2020(e)	$15.84	(0.00	)(f)	(2.54)	(2.54)	(0.00	)(f)	(0.00	)(f)
Year Ended 5/31/2019(e)	$22.03	0.08		(3.43)	(3.35)	(2.84)		(2.84)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$8.89	0.19		0.55	0.74	—		—
Year Ended 5/31/2023	$22.47	0.24		(4.29)	(4.05)	(9.53)		(9.53)
Year Ended 5/31/2022	$21.05	(0.05)		7.59	7.54	(6.12)		(6.12)
Year Ended 5/31/2021(e)	$14.20	(0.15)		7.02	6.87	(0.02)		(0.02)
Year Ended 5/31/2020(e)	$16.91	0.20		(2.71)	(2.51)	(0.20)		(0.20)
Year Ended 5/31/2019(e)	$23.32	0.28		(3.61)	(3.33)	(3.08)		(3.08)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$9.24	0.20		0.56	0.76	—		—
Year Ended 5/31/2023	$22.92	0.27		(4.40)	(4.13)	(9.55)		(9.55)
Year Ended 5/31/2022	$21.34	(0.07)		7.78	7.71	(6.13)		(6.13)
Year Ended 5/31/2021(e)	$14.40	(0.12)		7.08	6.96	(0.02)		(0.02)
Year Ended 5/31/2020(e)	$17.14	0.24		(2.78)	(2.54)	(0.20)		(0.20)
Year Ended 5/31/2019(e)	$23.59	0.32		(3.69)	(3.37)	(3.08)		(3.08)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$9.16	8.15%	1.13%		1.13	%(c)	3.71%	53%	$17,167
Year Ended 5/31/2023	$8.47	(22.59%)	1.13%		1.13	%(c)	1.62%	142%	$20,037
Year Ended 5/31/2022	$21.90	47.23%	1.12	%(d)	1.12	%(d)	(0.57%)	329%	$32,304
Year Ended 5/31/2021(e)	$20.69	47.95%	1.14	%(d)	1.14	%(c),(d)	(1.03%)	0%	$2,739
Year Ended 5/31/2020(e)	$13.99	(15.35%)	1.14%		1.14	%(c)	0.63%	0%	$1,283
Year Ended 5/31/2019(e)	$16.67	(14.76%)	1.11%		1.11	%(c)	1.18%	0%	$1,775
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$9.83	8.14%	0.88%		0.88	%(c)	3.98%	53%	$13,827
Year Ended 5/31/2023	$9.09	(22.33%)	0.87%		0.87	%(c)	1.76%	142%	$13,226
Year Ended 5/31/2022	$22.71	47.57%	0.89	%(d)	0.89	%(d)	(0.36%)	329%	$27,641
Year Ended 5/31/2021(e)	$21.22	48.38%	0.85	%(d)	0.85	%(c),(d)	(0.71%)	0%	$3,537
Year Ended 5/31/2020(e)	$14.32	(15.05%)	0.89%		0.89	%(c)	0.86%	0%	$20,335
Year Ended 5/31/2019(e)	$17.05	(14.62%)	0.86%		0.86	%(c)	1.44%	0%	$23,533
Class C
Six Months Ended 11/30/2023 (Unaudited)	$7.67	7.72%	1.88%		1.88	%(c)	2.97%	53%	$3,860
Year Ended 5/31/2023	$7.12	(23.16%)	1.88%		1.88	%(c)	0.87%	142%	$4,035
Year Ended 5/31/2022	$20.09	46.14%	1.88	%(d)	1.88	%(d)	(1.36%)	329%	$5,738
Year Ended 5/31/2021(e)	$19.53	47.13%	1.87	%(d)	1.87	%(c),(d)	(1.78%)	0%	$695
Year Ended 5/31/2020(e)	$13.30	(16.08%)	1.89%		1.89	%(c)	(0.11%)	0%	$76
Year Ended 5/31/2019(e)	$15.84	(15.53%)	1.86%		1.86	%(c)	0.41%	0%	$124
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$9.63	8.32%	0.87%		0.87	%(c)	3.93%	53%	$9,850
Year Ended 5/31/2023	$8.89	(22.43%)	0.86%		0.86	%(c)	1.55%	142%	$18,973
Year Ended 5/31/2022	$22.47	47.60%	0.86	%(d)	0.86	%(d)	(0.26%)	329%	$96,858
Year Ended 5/31/2021(e)	$21.05	48.45%	0.90	%(d)	0.90	%(c),(d)	(0.82%)	0%	$1,380
Year Ended 5/31/2020(e)	$14.20	(15.15%)	0.86%		0.86	%(c)	1.07%	0%	$66
Year Ended 5/31/2019(e)	$16.91	(14.51%)	0.84%		0.84	%(c)	1.35%	0%	$771
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.00	8.23%	0.78%		0.78%		4.07%	53%	$8,883
Year Ended 5/31/2023	$9.24	(22.32%)	0.79%		0.79%		1.84%	142%	$8,576
Year Ended 5/31/2022	$22.92	47.79%	0.77	%(d)	0.77	%(d)	(0.34%)	329%	$17,431
Year Ended 5/31/2021(e)	$21.34	48.41%	0.77	%(d)	0.77	%(d)	(0.68%)	0%	$19,305
Year Ended 5/31/2020(e)	$14.40	(14.90%)	0.76%		0.76%		1.32%	0%	$57
Year Ended 5/31/2019(e)	$17.14	(14.64%)	0.78%		0.78%		1.52%	0%	$1,404

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	23

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$9.41	0.21	0.58	0.79	—	—
Year Ended 5/31/2023	$23.15	0.29	(4.47)	(4.18)	(9.56)	(9.56)
Year Ended 5/31/2022	$21.48	(0.07)	7.88	7.81	(6.14)	(6.14)
Year Ended 5/31/2021(e)	$14.48	(0.11)	7.14	7.03	(0.03)	(0.03)
Year Ended 5/31/2020(e)	$17.20	0.20	(2.72)	(2.52)	(0.20)	(0.20)
Year Ended 5/31/2019(e)	$23.66	0.32	(3.66)	(3.34)	(3.12)	(3.12)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$8.03	0.15	0.49	0.64	—	—
Year Ended 5/31/2023	$21.31	0.18	(4.04)	(3.86)	(9.42)	(9.42)
Year Ended 5/31/2022	$20.32	(0.18)	7.25	7.07	(6.08)	(6.08)
Year Ended 5/31/2021(e)	$13.77	(0.21)	6.77	6.56	(0.01)	(0.01)
Year Ended 5/31/2020(e)	$16.40	0.04	(2.55)	(2.51)	(0.12)	(0.12)
Year Ended 5/31/2019(e)	$22.70	0.20	(3.54)	(3.34)	(2.96)	(2.96)

Notes to Consolidated Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2022	5/31/2021
Class A	0.01%	0.02%
Advisor Class	0.01%	less than 0.01%
Class C	0.01%	0.05%
Institutional Class	0.01%	0.02%
Institutional 2 Class	0.01%	0.02%
Institutional 3 Class	0.01%	0.01%
Class R	0.01%	0.01%

(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Rounds to zero.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

24	Columbia Commodity Strategy Fund | Semiannual Report 2023

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$10.20	8.40%	0.73%		0.73%		4.12%	53%	$198,934
Year Ended 5/31/2023	$9.41	(22.31%)	0.72%		0.72%		2.20%	142%	$192,744
Year Ended 5/31/2022	$23.15	47.94%	0.70	%(d)	0.70	%(d)	(0.32%)	329%	$251,323
Year Ended 5/31/2021(e)	$21.48	48.57%	0.71	%(d)	0.71	%(d)	(0.61%)	0%	$398,386
Year Ended 5/31/2020(e)	$14.48	(14.77%)	0.70%		0.70%		1.20%	0%	$159,442
Year Ended 5/31/2019(e)	$17.20	(14.34%)	0.70%		0.70%		1.56%	0%	$320,251
Class R
Six Months Ended 11/30/2023 (Unaudited)	$8.67	7.97%	1.38%		1.38	%(c)	3.47%	53%	$2,103
Year Ended 5/31/2023	$8.03	(22.77%)	1.38%		1.38	%(c)	1.46%	142%	$2,172
Year Ended 5/31/2022	$21.31	46.82%	1.37	%(d)	1.37	%(d)	(0.89%)	329%	$2,466
Year Ended 5/31/2021(e)	$20.32	47.81%	1.38	%(d)	1.38	%(c),(d)	(1.27%)	0%	$708
Year Ended 5/31/2020(e)	$13.77	(15.59%)	1.39%		1.39	%(c)	0.38%	0%	$416
Year Ended 5/31/2019(e)	$16.40	(15.08%)	1.36%		1.36	%(c)	0.97%	0%	$590

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Commodity Strategy Fund | Semiannual Report 2023	25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for consolidation

CCFS Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.

At November 30, 2023, the Subsidiary financial statement information is as follows:

CCSF Offshore Fund, Ltd.
% of consolidated fund net assets	10.99%
Net assets	$27,987,584
Net investment income (loss)	595,084
Net realized gain (loss)	457,087
Net change in unrealized appreciation (depreciation)	13,596,874

The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and a proposal to liquidate Class R shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund will be closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders will be converted into Class A shares in a tax-free transaction. Effective on March 11, 2024, Class R shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

26	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment

Columbia Commodity Strategy Fund | Semiannual Report 2023	27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

28	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2023:

Risk exposure category	Asset derivatives Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) – unrealized appreciation on futures contracts	5,003,438	*

Risk exposure category	Liability derivatives Consolidated statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) – unrealized depreciation on futures contracts	94,534	*
Commodity-related investment risk	Component of total distributable earnings (loss) – unrealized depreciation on futures contracts	9,528,126	*

Total		9,622,660

*

Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Columbia Commodity Strategy Fund | Semiannual Report 2023	29

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2023:

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	457,088
Interest rate risk	461,683

Total	918,771

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Commodity-related investment risk	13,596,874
Interest rate risk	(110,891)

Total	13,485,983

The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2023:

Derivative instrument	Average notional amounts ($)
Futures contracts – long	299,612,123
Futures contracts – short	27,298,402

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

30	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Columbia Commodity Strategy Fund | Semiannual Report 2023	31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.63% of the Fund’s average daily net assets.

Subadvisory agreement

The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of November 30, 2023, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Consolidated Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

32	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $48,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	11,248
Class C	—	1.00	(b)	134

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Columbia Commodity Strategy Fund | Semiannual Report 2023	33

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	1.17%	1.20%
Advisor Class	0.92	0.95
Class C	1.92	1.95
Institutional Class	0.92	0.95
Institutional 2 Class	0.82	0.87
Institutional 3 Class	0.77	0.82
Class R	1.42	1.45

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
212,519,000	5,492,000	(10,237,000)	(4,745,000)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at May 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,876,512)	(760,922)	(2,637,434)

34	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $93,216,085 and $146,985,789, respectively, for the six months ended November 30, 2023, of which $675,164 and $3,488,800, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,725,000	5.67	4

Interest income earned by the Fund is recorded as interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in

Columbia Commodity Strategy Fund | Semiannual Report 2023	35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Commodity-related investment risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments (and therefore the Fund) to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Leverage risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

36	Columbia Commodity Strategy Fund | Semiannual Report 2023

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Columbia Commodity Strategy Fund | Semiannual Report 2023	37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 75.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

38	Columbia Commodity Strategy Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser), an affiliate of the Investment Manager, the Investment Manager has retained the Subadviser to perform portfolio management and related services for the Fund. Although the Subadviser is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by the Subadviser.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Advisory Agreements;

•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Columbia Commodity Strategy Fund | Semiannual Report 2023	39

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

•	Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.

Nature, extent and quality of services provided by the Investment Manager and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

40	Columbia Commodity Strategy Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate

Columbia Commodity Strategy Fund | Semiannual Report 2023	41

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

42	Columbia Commodity Strategy Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Commodity Strategy Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR129_05_P01_(01/24)

COLUMBIA FLEXIBLE CAPITAL INCOME FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Flexible Capital Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Flexible Capital Income Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders current income, with long-term capital appreciation.

Portfolio management

David King, CFA

Co-Portfolio Manager

Managed Fund since 2011

Yan Jin

Co-Portfolio Manager

Managed Fund since 2011

Grace Lee, CAIA

Co-Portfolio Manager

Managed Fund since 2020

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A Excluding sales charges	07/28/11	4.55	-0.35	6.40	5.99
Including sales charges		-1.43	-6.05	5.15	5.37
Advisor Class	11/08/12	4.72	-0.01	6.68	6.27
Class C Excluding sales charges	07/28/11	4.18	-1.04	5.61	5.21
Including sales charges		3.18	-1.96	5.61	5.21
Institutional Class	07/28/11	4.69	-0.01	6.67	6.26
Institutional 2 Class	11/08/12	4.73	0.01	6.70	6.32
Institutional 3 Class*	03/01/17	4.66	-0.02	6.74	6.23
Class R	07/28/11	4.42	-0.52	6.13	5.73
Blended Benchmark		4.17	3.42	6.82	6.68
Bloomberg U.S. Aggregate Bond Index		-0.80	1.18	0.71	1.37

Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/ investor/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark, established by the Investment Manager, is composed of one-third each of the Russell 1000 Value Index, the Bloomberg U.S. Corporate Investment Grade & High Yield Index and the Bloomberg U.S. Convertible Composite Index. The Russell 1000 Value Index measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Bloomberg U.S. Corporate Investment Grade & High Yield Index measures the performance of investment grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Bloomberg U.S. Convertible Composite Index measures the performance of all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

The Bloomberg U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)

Common Stocks	41.6
Convertible Bonds	15.3
Convertible Preferred Stocks	5.2
Corporate Bonds & Notes	36.7
Money Market Funds	0.7
Preferred Debt	0.5
Warrants	0.0	(a)

Total	100.0

(a)	Rounds to zero.

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Flexible Capital Income Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.50	1,020.05	5.06	5.00	0.99
Advisor Class	1,000.00	1,000.00	1,047.20	1,021.30	3.79	3.74	0.74
Class C	1,000.00	1,000.00	1,041.80	1,016.25	8.93	8.82	1.75
Institutional Class	1,000.00	1,000.00	1,046.90	1,021.30	3.79	3.74	0.74
Institutional 2 Class	1,000.00	1,000.00	1,047.30	1,021.40	3.69	3.64	0.72
Institutional 3 Class	1,000.00	1,000.00	1,046.60	1,021.65	3.43	3.39	0.67
Class R	1,000.00	1,000.00	1,044.20	1,018.80	6.34	6.26	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 41.4%

Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	475,000	7,870,750
Verizon Communications, Inc.	200,000	7,666,000

Total		15,536,750

Media 0.7%
Comcast Corp., Class A	210,000	8,796,900

Total Communication Services		24,333,650

Consumer Discretionary 2.1%
Broadline Retail 0.8%
Macy’s, Inc.	575,000	9,119,500

Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	40,000	6,258,800

Household Durables 0.3%
Newell Brands, Inc.	525,000	4,005,750

Specialty Retail 0.5%
Home Depot, Inc. (The)	20,000	6,269,800

Total Consumer Discretionary		25,653,850

Consumer Staples 2.6%
Food Products 1.0%
Kraft Heinz Co. (The)	350,000	12,288,500

Personal Care Products 0.6%
Kenvue, Inc.	325,000	6,643,000

Tobacco 1.0%
Philip Morris International, Inc.	135,000	12,603,600

Total Consumer Staples		31,535,100

Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	105,000	15,078,000
EOG Resources, Inc.	50,000	6,153,500
Exxon Mobil Corp.	200,000	20,548,000

Total		41,779,500

Total Energy		41,779,500

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 8.7%
Banks 2.6%
JPMorgan Chase & Co.	85,000	13,266,800
M&T Bank Corp.	97,500	12,496,575
New York Community Bancorp, Inc.	700,000	6,587,000

Total		32,350,375

Capital Markets 3.4%
Ares Capital Corp.	650,000	12,883,000
Blackstone Secured Lending Fund	340,000	9,645,800
Carlyle Group, Inc. (The)	175,000	5,999,000
Morgan Stanley	165,000	13,091,100

Total		41,618,900

Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	943,182

Insurance 1.0%
MetLife, Inc.	200,000	12,726,000

Mortgage Real Estate Investment Trusts (REITS) 1.6%
Blackstone Mortgage Trust, Inc.	435,000	9,648,300
Starwood Property Trust, Inc.	475,000	9,438,250

Total		19,086,550

Total Financials		106,725,007

Health Care 5.8%
Biotechnology 1.9%
AbbVie, Inc.	85,000	12,103,150
Amgen, Inc.	45,000	12,133,800

Total		24,236,950

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	170,000	6,133,600
Medtronic PLC	120,000	9,512,400

Total		15,646,000

Health Care Providers & Services 0.5%
CVS Health Corp.	87,500	5,945,625

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Flexible Capital Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	162,500	8,024,250
Merck & Co., Inc.	117,500	12,041,400
Pfizer, Inc.	200,000	6,094,000

Total		26,159,650

Total Health Care		71,988,225

Industrials 3.8%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	20,500	9,179,285
RTX Corp.	75,000	6,111,000

Total		15,290,285

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	65,000	9,854,650

Ground Transportation 0.6%
Union Pacific Corp.	30,000	6,758,100

Machinery 1.2%
AGCO Corp.	55,000	6,244,150
Stanley Black & Decker, Inc.	90,000	8,181,000

Total		14,425,150

Total Industrials		46,328,185

Information Technology 5.6%
Communications Equipment 0.9%
Cisco Systems, Inc.	230,000	11,127,400

Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	325,000	9,259,250

IT Services 1.1%
International Business Machines Corp.	82,500	13,081,200

Semiconductors & Semiconductor Equipment 2.1%
Broadcom, Inc.	7,000	6,480,110
QUALCOMM, Inc.	72,500	9,356,125
Texas Instruments, Inc.	62,500	9,544,375

Total		25,380,610

Technology Hardware, Storage & Peripherals 0.8%
HP, Inc.	335,000	9,828,900

Total Information Technology		68,677,360

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 1.9%
Chemicals 1.4%
Dow, Inc.	240,000	12,420,000
Nutrien Ltd.	100,000	5,347,000

Total		17,767,000

Metals & Mining 0.5%
Newmont Corp.	155,000	6,229,450

Total Materials		23,996,450

Real Estate 3.9%
Industrial REITs 0.5%
Prologis, Inc.	55,000	6,321,150

Office REITs 0.5%
Boston Properties, Inc.	110,000	6,262,300

Real Estate Management & Development 0.0%
WeWork, Inc., Class A(b)	37,665	24,482

Residential REITs 0.7%
Invitation Homes, Inc.	250,000	8,340,000

Retail REITs 1.1%
Realty Income Corp.	115,000	6,205,400
Simon Property Group, Inc.	60,000	7,493,400

Total		13,698,800

Specialized REITs 1.1%
American Tower Corp.	35,000	7,307,300
VICI Properties, Inc.	225,000	6,725,250

Total		14,032,550

Total Real Estate		48,679,282

Utilities 1.6%
Electric Utilities 1.0%
Duke Energy Corp.	70,000	6,459,600
Entergy Corp.	62,500	6,338,125

Total		12,797,725

Multi-Utilities 0.6%
DTE Energy Co.	65,000	6,767,150

Total Utilities		19,564,875

Total Common Stocks (Cost $472,222,464)		509,261,484

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Convertible Bonds 15.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
American Airlines Group, Inc. 07/01/2025	6.500%	5,700,000	6,024,900

Automotive 0.6%
Lucid Group, Inc.(d) 12/15/2026	1.250%	3,000,000	1,494,300
Rivian Automotive, Inc.(d) 03/15/2029	4.625%	5,500,000	6,047,250

Total			7,541,550

Cable and Satellite 0.7%
DISH Network Corp. Subordinated 08/15/2026	3.375%	20,000,000	9,049,996

Consumer Products 0.5%
Beauty Health Co. (The)(d) 10/01/2026	1.250%	9,500,000	6,359,300

Diversified Manufacturing 1.0%
Bloom Energy Corp.(d) 06/01/2028	3.000%	6,000,000	6,262,800
Greenbrier Companies, Inc. (The) 04/15/2028	2.875%	6,500,000	5,856,500

Total			12,119,300

Electric 1.8%
Duke Energy Corp.(d) 04/15/2026	4.125%	6,500,000	6,409,000
FirstEnergy Corp.(d) 05/01/2026	4.000%	7,000,000	6,891,500
PG&E Corp.(d),(e) 12/01/2027	4.250%	9,200,000	9,315,000

Total			22,615,500

Finance Companies 0.5%
Bread Financial Holdings, Inc.(d) 06/15/2028	4.250%	6,500,000	6,061,250

Healthcare REIT 0.5%
Welltower OP LLC(d) 05/15/2028	2.750%	5,700,000	6,202,170

Independent Energy 0.0%
Chesapeake Energy Escrow 09/15/2026	0.000%	10,500,000	210,000

Leisure 1.0%
Carnival Corp.(d) 12/01/2027	5.750%	4,300,000	6,056,550

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd. 02/15/2027	2.500%	7,800,000	6,602,700

Total			12,659,250

Media and Entertainment 0.5%
fuboTV, Inc. 02/15/2026	3.250%	9,500,000	6,513,200

Other Financial Institutions 0.7%
RWT Holdings, Inc. 10/01/2025	5.750%	9,000,000	8,496,373

Other REIT 1.6%
PennyMac Corp. 03/15/2026	5.500%	13,000,000	11,732,500
Redwood Trust, Inc. 06/15/2027	7.750%	2,000,000	1,801,250
Starwood Property Trust, Inc. 07/15/2027	6.750%	6,300,000	6,479,550

Total			20,013,300

Other Utility 0.6%
American Water Capital Corp.(d) 06/15/2026	3.625%	6,800,000	6,772,800

Pharmaceuticals 1.6%
BridgeBio Pharma, Inc. 02/01/2029	2.250%	8,500,000	6,449,800
Cytokinetics, Inc. 07/01/2027	3.500%	7,000,000	6,405,000
Mirum Pharmaceuticals, Inc.(d) 05/01/2029	4.000%	5,000,000	6,412,500

Total			19,267,300

Retailers 0.6%
Farfetch Ltd. 05/01/2027	3.750%	8,300,000	3,016,562
Wayfair, Inc. 09/15/2027	3.250%	4,139,000	4,780,545

Total			7,797,107

Technology 2.0%
2U, Inc. 05/01/2025	2.250%	9,500,000	4,769,000
CSG Systems International, Inc.(d) 09/15/2028	3.875%	6,652,000	6,394,568
Infinera Corp. 08/01/2028	3.750%	6,700,000	5,858,480

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Flexible Capital Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Digital Corp.(d) 11/15/2028	3.000%	6,000,000	6,864,000

Total			23,886,048

Transportation Services 0.5%
Air Transport Services Group, Inc.(d) 08/15/2029	3.875%	7,000,000	5,869,500

Total Convertible Bonds (Cost $209,817,656)			187,458,844

Convertible Preferred Stocks 5.2%

Issuer		Shares	Value ($)
Financials 2.4%
Banks 1.0%
Bank of America Corp.(f)	7.250%	11,000	12,353,000

Capital Markets 0.4%
AMG Capital Trust II	5.150%	87,500	4,177,250

Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	230,000	12,742,000

Total Financials			29,272,250

Industrials 1.0%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	115,000	6,158,250

Professional Services 0.5%
Clarivate PLC	5.250%	190,000	6,095,200

Total Industrials			12,253,450

Utilities 1.8%
Electric Utilities 0.7%
NextEra Energy, Inc.	6.926%	250,000	9,207,500

Gas Utilities 1.1%
Spire, Inc.	7.500%	140,000	6,388,865
UGI Corp.	7.250%	135,000	7,013,250

Total			13,402,115

Total Utilities			22,609,615

Total Convertible Preferred Stocks (Cost $80,359,696)			64,135,315

Corporate Bonds & Notes 36.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Bombardier, Inc.(d) 06/15/2026	7.125%	9,309,000	9,310,784
Rolls-Royce PLC(d) 10/15/2027	5.750%	6,520,000	6,445,671

Total			15,756,455

Airlines 0.6%
American Airlines, Inc.(d) 02/15/2028	7.250%	7,000,000	6,912,530

Automotive 0.5%
Ford Motor Credit Co. LLC 03/06/2026	6.950%	6,107,000	6,163,181

Cable and Satellite 0.9%
Comcast Corp. 08/15/2025	3.375%	7,500,000	7,282,133
Telesat Canada/LLC(d) 10/15/2027	6.500%	7,114,000	3,339,586

Total			10,621,719

Chemicals 1.1%
Innophos Holdings, Inc.(d) 02/15/2028	9.375%	7,000,000	6,439,718
Olympus Water US Holding Corp.(d) 10/01/2029	6.250%	9,000,000	7,359,304

Total			13,799,022

Construction Machinery 0.5%
PECF USS Intermediate Holding III Corp.(d) 11/15/2029	8.000%	12,500,000	5,784,009

Consumer Cyclical Services 0.5%
Staples, Inc.(d) 04/15/2026	7.500%	7,500,000	6,637,500

Consumer Products 1.8%
Mattel, Inc.(d) 04/01/2029	3.750%	3,500,000	3,101,902
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,595,715
11/01/2041	5.450%	1,100,000	937,414
Newell Brands, Inc.
09/15/2027	6.375%	4,600,000	4,513,765
09/15/2029	6.625%	4,600,000	4,509,836
SWF Escrow Issuer Corp.(d) 10/01/2029	6.500%	10,500,000	6,591,780

Total			22,250,412

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
DTE Energy Co. 11/01/2024	4.220%	7,500,000	7,383,993

Food and Beverage 1.6%
Triton Water Holdings, Inc.(d) 04/01/2029	6.250%	13,929,000	11,927,373
United Natural Foods, Inc.(d) 10/15/2028	6.750%	10,320,000	7,894,759

Total			19,822,132

Gaming 0.9%
Scientific Games Holdings LP/US FinCo, Inc.(d) 03/01/2030	6.625%	12,500,000	11,193,698

Health Care 2.8%
CVS Health Corp. 07/20/2045	5.125%	7,500,000	6,664,098
Quotient Ltd.(a),(c),(d),(g) 04/15/2030	12.000%	1,694,184	1,643,359
Star Parent, Inc.(d) 10/01/2030	9.000%	6,499,000	6,759,676
Surgery Center Holdings, Inc.(d) 07/01/2025	6.750%	7,000,000	6,963,914
Tenet Healthcare Corp. 10/01/2028	6.125%	12,500,000	12,113,313

Total			34,144,360

Independent Energy 3.1%
Hilcorp Energy I LP/Finance Co.(d) 04/15/2030	6.000%	13,000,000	12,129,257
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	7,305,581
04/15/2046	4.400%	12,200,000	9,399,564
Southwestern Energy Co. 02/01/2029	5.375%	10,000,000	9,518,486

Total			38,352,888

Leisure 2.1%
Carnival Corp.(d) 05/01/2029	6.000%	10,000,000	9,200,898
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 10/01/2028	6.500%	7,300,000	7,186,972
NCL Corp., Ltd.(d) 02/15/2029	7.750%	9,500,000	9,025,375

Total			25,413,245

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d) 04/15/2028	7.750%	15,500,000	12,709,678
Deluxe Corp.(d) 06/01/2029	8.000%	8,000,000	6,844,522
Lions Gate Capital Holdings LLC(d) 04/15/2029	5.500%	18,000,000	11,426,065
Mav Acquisition Corp.(d) 08/01/2029	8.000%	8,000,000	7,207,699

Total			38,187,964

Oil Field Services 1.9%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	7,500,000	7,169,467
01/15/2028	7.500%	3,231,000	2,863,560
Transocean Aquila Ltd.(d) 09/30/2028	8.000%	6,400,000	6,407,580
Transocean Titan Financing Ltd.(d) 02/01/2028	8.375%	6,189,000	6,328,346

Total			22,768,953

Other Financial Institutions 0.0%
WeWork Companies, Inc.(d),(g),(h) 08/15/2027	12.000%	6,975,000	79,887

Packaging 1.3%
ARD Finance SA(d),(g) 06/30/2027	6.500%	8,754,310	4,573,967
Mauser Packaging Solutions Holding Co.(d) 04/15/2027	9.250%	13,000,000	11,850,653

Total			16,424,620

Pharmaceuticals 1.7%
1375209 BC Ltd.(d) 01/30/2028	9.000%	1,957,000	1,888,653
Amgen, Inc. 03/02/2025	5.250%	7,500,000	7,474,876
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	2,172,204
10/15/2030	14.000%	695,000	361,795
Organon Finance 1 LLC(d) 04/30/2031	5.125%	7,523,000	5,924,970
Pfizer Investment Enterprises Pte., Ltd. 05/19/2043	5.110%	3,500,000	3,363,199

Total			21,185,697

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Flexible Capital Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d) 01/15/2030	6.750%	15,000,000	12,657,297

Retailers 2.2%
Academy Ltd.(d) 11/15/2027	6.000%	7,833,000	7,630,155
Hanesbrands, Inc.(d) 02/15/2031	9.000%	6,500,000	6,162,331
L Brands, Inc.(d) 10/01/2030	6.625%	7,500,000	7,429,225
Magic MergeCo, Inc.(d) 05/01/2029	7.875%	9,700,000	5,503,998

Total			26,725,709

Supermarkets 0.5%
Safeway, Inc. 02/01/2031	7.250%	6,088,000	6,399,866

Technology 5.9%
Broadcom, Inc.(d) 02/15/2041	3.500%	8,700,000	6,494,698
Cloud Software Group, Inc.(d) 09/30/2029	9.000%	6,500,000	5,846,761
Consensus Cloud Solutions, Inc.(d) 10/15/2026	6.000%	7,000,000	6,654,180
Minerva Merger Sub, Inc.(d) 02/15/2030	6.500%	13,000,000	11,283,443
Neptune Bidco US, Inc.(d) 04/15/2029	9.290%	12,155,000	11,327,660
NortonLifeLock, Inc.(d)
09/30/2027	6.750%	8,000,000	8,054,801
09/30/2030	7.125%	4,000,000	4,087,088
Picard Midco, Inc.(d) 03/31/2029	6.500%	8,000,000	7,370,968
Rocket Software, Inc.(d) 02/15/2029	6.500%	14,125,000	11,536,466

Total			72,656,065

Transportation Services 0.6%
XPO, Inc.(d) 06/01/2028	6.250%	7,400,000	7,330,253

Total Corporate Bonds & Notes (Cost $504,399,812)			448,651,455

Preferred Debt 0.5%

Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(i) 10/29/2040	12.022%	210,000	6,060,600

Total Preferred Debt (Cost $5,534,861)			6,060,600

Warrants —%

Issuer		Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(b),(c)		24,163	0
Quotient Ltd.(b),(c)		111,309	0

Total			0

Total Health Care			0

Total Warrants (Cost $—)			0

Money Market Funds 0.7%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(j),(k)		8,935,864	8,934,077

Total Money Market Funds (Cost $8,934,077)			8,934,077

Total Investments in Securities (Cost: $1,281,268,566)			1,224,501,775

Other Assets & Liabilities, Net			6,068,314

Net Assets			1,230,570,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $2,586,541, which represents 0.21% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $439,251,951, which represents 35.69% of total net assets.

(e)	Represents a security purchased on a when-issued basis.
(f)	Perpetual security with no specified maturity date.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security in default.
(i)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(j)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(k)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	508,491	176,198,753	(167,773,066)	(101)	8,934,077	1,252	316,350	8,935,864

Abbreviation Legend

ADR American Depositary Receipt

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Flexible Capital Income Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Investments in Securities
Common Stocks
Communication Services	24,333,650	—	—		24,333,650
Consumer Discretionary	25,653,850	—	—		25,653,850
Consumer Staples	31,535,100	—	—		31,535,100
Energy	41,779,500	—	—		41,779,500
Financials	105,781,825	—	943,182		106,725,007
Health Care	71,988,225	—	—		71,988,225
Industrials	46,328,185	—	—		46,328,185
Information Technology	68,677,360	—	—		68,677,360
Materials	23,996,450	—	—		23,996,450
Real Estate	48,654,800	24,482	—		48,679,282
Utilities	19,564,875	—	—		19,564,875

Total Common Stocks	508,293,820	24,482	943,182		509,261,484

Convertible Bonds	—	187,458,844	—		187,458,844
Convertible Preferred Stocks
Financials	—	29,272,250	—		29,272,250
Industrials	—	12,253,450	—		12,253,450
Utilities	—	22,609,615	—		22,609,615

Total Convertible Preferred Stocks	—	64,135,315	—		64,135,315

Corporate Bonds & Notes	—	447,008,096	1,643,359		448,651,455
Preferred Debt	6,060,600	—	—		6,060,600
Warrants
Health Care	—	—	0	*	0	*

Total Warrants	—	—	0	*	0	*

Money Market Funds	8,934,077	—	—		8,934,077

Total Investments in Securities	523,288,497	698,626,737	2,586,541		1,224,501,775

*	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	13

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,272,334,489)	$1,215,567,698
Affiliated issuers (cost $8,934,077)	8,934,077
Receivable for:
Investments sold	5,661,161
Capital shares sold	359,354
Dividends	3,122,166
Interest	9,721,543
Prepaid expenses	11,250
Other assets	28,706

Total assets	1,243,405,955

Liabilities
Due to custodian	6,863
Payable for:
Investments purchased	1,023,171
Investments purchased on a delayed delivery basis	9,219,050
Capital shares redeemed	2,339,498
Management services fees	21,357
Distribution and/or service fees	7,169
Transfer agent fees	98,628
Trustees’ fees	79,500
Compensation of chief compliance officer	126
Other expenses	40,504

Total liabilities	12,835,866

Net assets applicable to outstanding capital stock	$1,230,570,089

Represented by
Paid in capital	1,361,600,747
Total distributable earnings (loss)	(131,030,658)

Total - representing net assets applicable to outstanding capital stock	$1,230,570,089

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Flexible Capital Income Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$340,080,503
Shares outstanding	27,070,296
Net asset value per share	$12.56
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.33
Advisor Class
Net assets	$36,480,011
Shares outstanding	2,872,914
Net asset value per share	$12.70
Class C
Net assets	$176,655,083
Shares outstanding	14,166,493
Net asset value per share	$12.47
Institutional Class
Net assets	$621,078,293
Shares outstanding	49,455,832
Net asset value per share	$12.56
Institutional 2 Class
Net assets	$33,984,124
Shares outstanding	2,674,007
Net asset value per share	$12.71
Institutional 3 Class
Net assets	$21,532,412
Shares outstanding	1,723,387
Net asset value per share	$12.49
Class R
Net assets	$759,663
Shares outstanding	60,539
Net asset value per share	$12.55

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	15

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$16,688,813
Dividends — affiliated issuers	316,350
Interest	23,747,177
Foreign taxes withheld	(29,970)

Total income	40,722,370

Expenses:
Management services fees	4,106,649
Distribution and/or service fees
Class A	439,269
Class C	938,997
Class R	1,996
Transfer agent fees
Class A	140,546
Advisor Class	15,742
Class C	75,101
Institutional Class	262,911
Institutional 2 Class	10,878
Institutional 3 Class	840
Class R	320
Trustees’ fees	16,476
Custodian fees	4,346
Printing and postage fees	37,949
Registration fees	71,920
Accounting services fees	15,406
Legal fees	15,361
Compensation of chief compliance officer	126
Other	15,899

Total expenses	6,170,732

Expense reduction	(20)

Total net expenses	6,170,712

Net investment income	34,551,658

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,021,533)
Investments — affiliated issuers	1,252

Net realized loss	(15,020,281)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	38,933,411
Investments — affiliated issuers	(101)

Net change in unrealized appreciation (depreciation)	38,933,310

Net realized and unrealized gain	23,913,029

Net increase in net assets resulting from operations	$58,464,687

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Flexible Capital Income Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$34,551,658	$72,059,482
Net realized loss	(15,020,281)	(64,818,860)
Net change in unrealized appreciation (depreciation)	38,933,310	(132,064,328)

Net increase (decrease) in net assets resulting from operations	58,464,687	(124,823,706)

Distributions to shareholders
Net investment income and net realized gains
Class A	(10,018,212)	(27,400,922)
Advisor Class	(1,168,879)	(4,161,116)
Class C	(4,692,903)	(14,805,054)
Institutional Class	(19,753,813)	(55,111,107)
Institutional 2 Class	(1,130,046)	(4,209,195)
Institutional 3 Class	(667,752)	(1,813,733)
Class R	(21,386)	(72,445)

Total distributions to shareholders	(37,452,991)	(107,573,572)

Increase (decrease) in net assets from capital stock activity	(100,762,197)	38,636,588

Total decrease in net assets	(79,750,501)	(193,760,690)
Net assets at beginning of period	1,310,320,590	1,504,081,280

Net assets at end of period	$1,230,570,089	$1,310,320,590

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,588,838	20,165,591	6,394,484	84,796,868
Distributions reinvested	780,034	9,797,537	2,070,228	26,918,174
Shares redeemed	(3,610,746)	(45,517,106)	(5,662,836)	(74,275,805)

Net increase (decrease)	(1,241,874)	(15,553,978)	2,801,876	37,439,237

Advisor Class
Shares sold	275,472	3,537,438	1,060,158	14,224,061
Distributions reinvested	91,706	1,163,805	315,860	4,148,386
Shares redeemed	(745,988)	(9,517,256)	(2,491,937)	(32,924,316)

Net decrease	(378,810)	(4,816,013)	(1,115,919)	(14,551,869)

Class C
Shares sold	309,988	3,906,504	1,798,121	23,728,293
Distributions reinvested	375,025	4,682,394	1,141,051	14,766,667
Shares redeemed	(2,089,380)	(26,044,389)	(4,344,297)	(56,858,147)

Net decrease	(1,404,367)	(17,455,491)	(1,405,125)	(18,363,187)

Institutional Class
Shares sold	3,635,569	45,951,119	16,836,250	222,554,298
Distributions reinvested	1,563,620	19,624,202	4,215,522	54,775,418
Shares redeemed	(9,664,911)	(121,338,437)	(17,557,490)	(229,780,514)

Net increase (decrease)	(4,465,722)	(55,763,116)	3,494,282	47,549,202

Institutional 2 Class
Shares sold	246,079	3,137,744	872,590	11,714,330
Distributions reinvested	88,216	1,120,447	318,083	4,183,579
Shares redeemed	(783,738)	(9,995,316)	(2,452,165)	(32,391,458)

Net decrease	(449,443)	(5,737,125)	(1,261,492)	(16,493,549)

Institutional 3 Class
Shares sold	111,933	1,403,685	556,635	7,345,502
Distributions reinvested	53,466	667,276	140,354	1,813,521
Shares redeemed	(267,247)	(3,365,536)	(459,329)	(6,034,866)

Net increase (decrease)	(101,848)	(1,294,575)	237,660	3,124,157

Class R
Shares sold	1,906	23,917	19,371	251,944
Distributions reinvested	1,698	21,314	5,559	72,239
Shares redeemed	(14,843)	(187,130)	(30,271)	(391,586)

Net decrease	(11,239)	(141,899)	(5,341)	(67,403)

Total net increase (decrease)	(8,053,303)	(100,762,197)	2,745,941	38,636,588

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Columbia Flexible Capital Income Fund | Semiannual Report 2023

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Columbia Flexible Capital Income Fund | Semiannual Report 2023	19

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$12.36	0.33	0.23	0.56	(0.36)	—	(0.36)
Year Ended 5/31/2023	$14.56	0.67	(1.85)	(1.18)	(0.67)	(0.35)	(1.02)
Year Ended 5/31/2022	$15.90	0.63	(0.71)	(0.08)	(0.63)	(0.63)	(1.26)
Year Ended 5/31/2021	$12.06	0.58	3.90	4.48	(0.64)	—	(0.64)
Year Ended 5/31/2020	$12.56	0.62	(0.53)	0.09	(0.59)	—	(0.59)
Year Ended 5/31/2019	$12.98	0.55	(0.44)	0.11	(0.53)	—	(0.53)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$12.49	0.35	0.24	0.59	(0.38)	—	(0.38)
Year Ended 5/31/2023	$14.71	0.71	(1.88)	(1.17)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$16.04	0.68	(0.71)	(0.03)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.16	0.63	3.93	4.56	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.66	0.66	(0.54)	0.12	(0.62)	—	(0.62)
Year Ended 5/31/2019	$13.08	0.58	(0.44)	0.14	(0.56)	—	(0.56)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$12.27	0.28	0.23	0.51	(0.31)	—	(0.31)
Year Ended 5/31/2023	$14.46	0.57	(1.84)	(1.27)	(0.57)	(0.35)	(0.92)
Year Ended 5/31/2022	$15.80	0.51	(0.71)	(0.20)	(0.51)	(0.63)	(1.14)
Year Ended 5/31/2021	$11.99	0.47	3.89	4.36	(0.55)	—	(0.55)
Year Ended 5/31/2020	$12.48	0.53	(0.53)	0.00 (d)	(0.49)	—	(0.49)
Year Ended 5/31/2019	$12.90	0.45	(0.44)	0.01	(0.43)	—	(0.43)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$12.36	0.35	0.23	0.58	(0.38)	—	(0.38)
Year Ended 5/31/2023	$14.56	0.71	(1.86)	(1.15)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$15.90	0.67	(0.71)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.06	0.61	3.91	4.52	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.56	0.66	(0.54)	0.12	(0.62)	—	(0.62)
Year Ended 5/31/2019	$12.98	0.58	(0.44)	0.14	(0.56)	—	(0.56)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$12.50	0.36	0.23	0.59	(0.38)	—	(0.38)
Year Ended 5/31/2023	$14.72	0.71	(1.87)	(1.16)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$16.06	0.68	(0.72)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.17	0.62	3.95	4.57	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.67	0.67	(0.55)	0.12	(0.62)	—	(0.62)
Year Ended 5/31/2019	$13.09	0.59	(0.45)	0.14	(0.56)	—	(0.56)

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Columbia Flexible Capital Income Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$12.56	4.55%	0.99%	0.99	%(c)	5.31%	20%	$340,081
Year Ended 5/31/2023	$12.36	(8.30%)	0.99%	0.99	%(c)	5.11%	44%	$349,966
Year Ended 5/31/2022	$14.56	(0.65%)	0.98%	0.98%		4.06%	38%	$371,502
Year Ended 5/31/2021	$15.90	38.27%	1.00%	1.00%		4.13%	58%	$327,938
Year Ended 5/31/2020	$12.06	0.80%	1.01%	1.01%		4.95%	59%	$218,974
Year Ended 5/31/2019	$12.56	0.82%	1.02%	1.02%		4.31%	32%	$212,999
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$12.70	4.72%	0.74%	0.74	%(c)	5.55%	20%	$ 36,480
Year Ended 5/31/2023	$12.49	(8.11%)	0.74%	0.74	%(c)	5.33%	44%	$ 40,615
Year Ended 5/31/2022	$14.71	(0.32%)	0.73%	0.73%		4.32%	38%	$ 64,229
Year Ended 5/31/2021	$16.04	38.61%	0.75%	0.75%		4.42%	58%	$ 55,969
Year Ended 5/31/2020	$12.16	1.06%	0.76%	0.76%		5.21%	59%	$ 19,454
Year Ended 5/31/2019	$12.66	1.07%	0.77%	0.77%		4.54%	32%	$ 24,065
Class C
Six Months Ended 11/30/2023 (Unaudited)	$12.47	4.18%	1.75%	1.75	%(c)	4.55%	20%	$176,655
Year Ended 5/31/2023	$12.27	(9.01%)	1.74%	1.74	%(c)	4.33%	44%	$191,070
Year Ended 5/31/2022	$14.46	(1.41%)	1.73%	1.73%		3.30%	38%	$245,459
Year Ended 5/31/2021	$15.80	37.25%	1.75%	1.75%		3.40%	58%	$242,640
Year Ended 5/31/2020	$11.99	0.06%	1.76%	1.76%		4.20%	59%	$209,401
Year Ended 5/31/2019	$12.48	0.07%	1.77%	1.77%		3.56%	32%	$213,342
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$12.56	4.69%	0.74%	0.74	%(c)	5.55%	20%	$621,078
Year Ended 5/31/2023	$12.36	(8.06%)	0.74%	0.74	%(c)	5.35%	44%	$666,294
Year Ended 5/31/2022	$14.56	(0.40%)	0.73%	0.73%		4.33%	38%	$734,226
Year Ended 5/31/2021	$15.90	38.60%	0.75%	0.75%		4.39%	58%	$573,637
Year Ended 5/31/2020	$12.06	1.07%	0.76%	0.76%		5.22%	59%	$426,343
Year Ended 5/31/2019	$12.56	1.08%	0.77%	0.77%		4.56%	32%	$406,033
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$12.71	4.73%	0.72%	0.72%		5.57%	20%	$ 33,984
Year Ended 5/31/2023	$12.50	(8.08%)	0.71%	0.71%		5.32%	44%	$ 39,047
Year Ended 5/31/2022	$14.72	(0.37%)	0.71%	0.71%		4.33%	38%	$ 64,534
Year Ended 5/31/2021	$16.06	38.70%	0.73%	0.73%		4.41%	58%	$ 58,024
Year Ended 5/31/2020	$12.17	1.10%	0.73%	0.73%		5.25%	59%	$ 29,105
Year Ended 5/31/2019	$12.67	1.10%	0.74%	0.73%		4.59%	32%	$ 18,828

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	21

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$12.30	0.35	0.22	0.57	(0.38)	—	(0.38)
Year Ended 5/31/2023	$14.49	0.71	(1.84)	(1.13)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$15.83	0.68	(0.71)	(0.03)	(0.68)	(0.63)	(1.31)
Year Ended 5/31/2021	$12.01	0.62	3.89	4.51	(0.69)	—	(0.69)
Year Ended 5/31/2020	$12.51	0.67	(0.54)	0.13	(0.63)	—	(0.63)
Year Ended 5/31/2019	$12.93	0.59	(0.44)	0.15	(0.57)	—	(0.57)
Class R
Six Months Ended 11/30/2023 (Unaudited)	$12.35	0.32	0.22	0.54	(0.34)	—	(0.34)
Year Ended 5/31/2023	$14.55	0.64	(1.86)	(1.22)	(0.63)	(0.35)	(0.98)
Year Ended 5/31/2022	$15.88	0.59	(0.70)	(0.11)	(0.59)	(0.63)	(1.22)
Year Ended 5/31/2021	$12.05	0.54	3.90	4.44	(0.61)	—	(0.61)
Year Ended 5/31/2020	$12.55	0.59	(0.54)	0.05	(0.55)	—	(0.55)
Year Ended 5/31/2019	$12.97	0.52	(0.45)	0.07	(0.49)	—	(0.49)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Columbia Flexible Capital Income Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$12.49	4.66%	0.67%	0.67%		5.63%	20%	$21,532
Year Ended 5/31/2023	$12.30	(7.96%)	0.67%	0.67%		5.44%	44%	$22,443
Year Ended 5/31/2022	$14.49	(0.33%)	0.66%	0.66%		4.40%	38%	$23,010
Year Ended 5/31/2021	$15.83	38.70%	0.68%	0.68%		4.47%	58%	$17,878
Year Ended 5/31/2020	$12.01	1.16%	0.68%	0.68%		5.36%	59%	$14,621
Year Ended 5/31/2019	$12.51	1.16%	0.70%	0.69%		4.66%	32%	$9,267
Class R
Six Months Ended 11/30/2023 (Unaudited)	$12.55	4.42%	1.24%	1.24	%(c)	5.05%	20%	$760
Year Ended 5/31/2023	$12.35	(8.54%)	1.24%	1.24	%(c)	4.83%	44%	$886
Year Ended 5/31/2022	$14.55	(0.84%)	1.23%	1.23%		3.78%	38%	$1,122
Year Ended 5/31/2021	$15.88	37.88%	1.25%	1.25%		3.88%	58%	$1,329
Year Ended 5/31/2020	$12.05	0.52%	1.26%	1.26%		4.68%	59%	$912
Year Ended 5/31/2019	$12.55	0.57%	1.27%	1.27%		4.08%	32%	$1,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and

24	Columbia Flexible Capital Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is

Columbia Flexible Capital Income Fund | Semiannual Report 2023	25

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

26	Columbia Flexible Capital Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.63% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,114,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	5.75	0.50 - 1.00	(a)	243,172
Class C	—	1.00	(b)	3,003

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

28	Columbia Flexible Capital Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	1.13%	1.15%
Advisor Class	0.88	0.90
Class C	1.88	1.90
Institutional Class	0.88	0.90
Institutional 2 Class	0.86	0.88
Institutional 3 Class	0.81	0.83
Class R	1.38	1.40

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,281,269,000	73,382,000	(130,149,000)	(56,767,000)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at November 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the six months ended November 30, 2023, capital loss carryforwards utilized, if any, were as follows:

No expiration short-term ($)	No expiration long-term ($)	Total ($)
(55,637,974)	(8,792,204)	(64,430,178)

Columbia Flexible Capital Income Fund | Semiannual Report 2023	29

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $250,783,604 and $347,462,860, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

30	Columbia Flexible Capital Income Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 9. Significant risks

Convertible securities risk

Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs,

Columbia Flexible Capital Income Fund | Semiannual Report 2023	31

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 35.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

32	Columbia Flexible Capital Income Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Flexible Capital Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Flexible Capital Income Fund | Semiannual Report 2023	33

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

34	Columbia Flexible Capital Income Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Flexible Capital Income Fund | Semiannual Report 2023	35

Columbia Flexible Capital Income Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR148_05_P01_(01/24)

MULTI-MANAGER VALUE STRATEGIES FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Value Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Multi-Manager Value Strategies Fund | Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks to provide shareholders with growth of capital and income.

Portfolio management

Columbia Management Investment

Advisers, LLC

Michael Barclay, CFA

Tara Gately, CFA

Diamond Hill Capital Management, Inc.

Charles Bath, CFA

Austin Hawley, CFA

Dimensional Fund Advisors LP

Jed Fogdall

Mary Phillips, CFA

John Hertzer, CFA

Morningstar style boxTM

The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2024 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Institutional Class*	01/03/17	8.41	1.39	8.43	8.69
Institutional 3 Class*	12/18/19	8.45	1.50	8.51	8.73
Russell 1000 Value Index		7.14	1.36	7.52	8.09

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

Returns shown for periods prior to the inception date of the Fund’s Institutional Class and Institutional 3 Class shares through January 2, 2017 include the returns of the Fund’s Class A shares and the returns shown for the Fund’s Institutional 3 Class shares also include the returns of the Fund’s Institutional Class shares from January 3, 2017 through December 17, 2019. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/ investor/investment-products/mutual-funds/appended-performance for more information.

The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to a different investment objective, principal investment strategies and/or management teams. If the Fund’s current investment objective, strategies and/or management teams had been in place for the prior periods, results shown may have been different.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)

Common Stocks	98.1
Money Market Funds	1.9

Total	100.0

Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Equity sector breakdown (%) (at November 30, 2023)

Communication Services	5.2
Consumer Discretionary	8.4
Consumer Staples	5.9
Energy	9.9
Financials	21.4
Health Care	15.6
Industrials	15.7
Information Technology	9.3
Materials	5.0
Real Estate	1.7
Utilities	1.9

Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Value Strategies Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023 — November 30, 2023

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,084.10	1,021.50	3.65	3.54	0.70
Institutional 3 Class	1,000.00	1,000.00	1,084.50	1,022.00	3.13	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 97.8%

Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,076,318	34,404,589
GCI Liberty, Inc. Escrow(a),(b),(c)	8,656	0
Verizon Communications, Inc.	742,590	28,463,475

Total		62,868,064

Entertainment 0.4%
Electronic Arts, Inc.	16,562	2,285,722
Liberty Media Corp.-Liberty Formula One, Class A(b)	2,700	154,791
Liberty Media Corp.-Liberty Formula One, Class C(b)	20,074	1,277,911
Sphere Entertainment Co.(b)	476	16,289
Take-Two Interactive Software, Inc.(b)	12,689	2,007,400
Walt Disney Co. (The)(b)	118,653	10,997,946
Warner Bros Discovery, Inc.(b)	298,230	3,116,503

Total		19,856,562

Interactive Media & Services 1.4%
Alphabet, Inc., Class A(b)	204,648	27,121,999
Meta Platforms, Inc., Class A(b)	106,830	34,949,435

Total		62,071,434

Media 1.6%
Charter Communications, Inc., Class A(b)	46	18,406
Comcast Corp., Class A	1,435,949	60,151,904
Fox Corp., Class A	80,559	2,379,713
Fox Corp., Class B	64,046	1,771,512
Interpublic Group of Companies, Inc. (The)	128,172	3,940,007
Liberty Broadband Corp., Class A(b)	2,117	175,584
Liberty Broadband Corp., Class C(b)	15,540	1,291,685
Liberty Media Corp.-Liberty SiriusXM(b)	27,937	754,020
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	12,333	332,251
News Corp., Class A	39,613	873,070
News Corp., Class B	21,231	489,162
Omnicom Group, Inc.	86	6,934
Paramount Global, Class A	3,915	69,335
Paramount Global, Class B	81,905	1,176,975

Total		73,430,558

Common Stocks (continued)

Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	100,741	15,156,483

Total Communication Services		233,383,101

Consumer Discretionary 8.2%
Automobile Components 1.2%
Aptiv PLC(b)	58,698	4,862,542
Autoliv, Inc.	16,495	1,709,212
BorgWarner, Inc.	645,750	21,755,318
Gentex Corp.	35,624	1,083,326
Lear Corp.	181,095	24,221,456
Phinia, Inc.	154	3,927

Total		53,635,781

Automobiles 1.1%
Ford Motor Co.	586,093	6,013,314
General Motors Co.	1,410,941	44,585,736

Total		50,599,050

Broadline Retail 0.8%
Amazon.com, Inc.(b)	235,191	34,359,053
eBay, Inc.	71,102	2,915,893

Total		37,274,946

Distributors 0.2%
Genuine Parts Co.	43,345	5,755,349
LKQ Corp.	104,488	4,652,851

Total		10,408,200

Hotels, Restaurants & Leisure 0.7%
Aramark	45,023	1,261,094
Caesars Entertainment, Inc.(b)	15,638	699,331
Carnival Corp.(b)	122,961	1,851,793
Hyatt Hotels Corp., Class A	5,864	672,953
McDonald’s Corp.	74,568	21,016,245
MGM Resorts International	82,729	3,262,832
Royal Caribbean Cruises Ltd.(b)	21,393	2,298,892

Total		31,063,140

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Multi-Manager Value Strategies Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Household Durables 1.8%
D.R. Horton, Inc.	126,147	16,105,187
Garmin Ltd.	36,640	4,478,874
Lennar Corp., Class A	80,117	10,248,567
Lennar Corp., Class B	6,679	766,348
Mohawk Industries, Inc.(b)	7,591	670,361
NVR, Inc.(b)	6,442	39,653,022
PulteGroup, Inc.	82,663	7,309,062
Toll Brothers, Inc.	1,937	166,369
TopBuild Corp.(b)	184	54,424
Whirlpool Corp.	20,193	2,199,018

Total		81,651,232

Specialty Retail 2.2%
CarMax, Inc.(b)	614,831	39,312,294
Dick’s Sporting Goods, Inc.	1,132	147,273
Home Depot, Inc. (The)	195,947	61,427,425
Lithia Motors, Inc., Class A	3,067	818,858
Penske Automotive Group, Inc.	8,726	1,302,792

Total		103,008,642

Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.(b)	1,180	57,159
NIKE, Inc., Class B	57,426	6,332,365
Ralph Lauren Corp.	6,915	894,663
Tapestry, Inc.	15,420	488,351

Total		7,772,538

Total Consumer Discretionary		375,413,529

Consumer Staples 5.7%
Beverages 1.7%
Coca-Cola Co. (The)	305,782	17,869,900
Constellation Brands, Inc., Class A	15,889	3,821,146
Keurig Dr. Pepper, Inc.	44,191	1,395,110
Molson Coors Beverage Co., Class B	26,873	1,653,764
PepsiCo, Inc.	327,483	55,112,114

Total		79,852,034

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	3,258	897,253
Dollar Tree, Inc.(b)	46,435	5,738,902
Kroger Co. (The)	230,112	10,187,058
Performance Food Group, Inc.(b)	15,921	1,035,661
Target Corp.	221,470	29,634,901
U.S. Foods Holding Corp.(b)	40,272	1,765,122
Walgreens Boots Alliance, Inc.	57,994	1,156,400
Walmart, Inc.	185,458	28,873,956

Total		79,289,253

Food Products 1.3%
Archer-Daniels-Midland Co.	79,336	5,849,443
Bunge Global SA	46,998	5,163,670
Campbell Soup Co.	18,624	748,312
ConAgra Foods, Inc.	67,427	1,907,510
Darling Ingredients, Inc.(b)	9,352	410,272
General Mills, Inc.	188,004	11,968,335
Hormel Foods Corp.	35,858	1,096,896
Ingredion, Inc.	349	35,769
JM Smucker Co. (The)	15,942	1,749,316
Kraft Heinz Co. (The)	43,388	1,523,353
McCormick & Co., Inc.	2,137	138,542
Mondelez International, Inc., Class A	339,118	24,097,725
Pilgrim’s Pride Corp.(b)	284	7,259
Tyson Foods, Inc., Class A	60,666	2,841,595

Total		57,537,997

Household Products 0.7%
Procter & Gamble Co. (The)	199,094	30,564,911

Personal Care Products 0.0%
BellRing Brands, Inc.(b)	8,344	441,398
Coty, Inc., Class A(b)	9,303	106,054

Total		547,452

Tobacco 0.3%
Philip Morris International, Inc.	149,135	13,923,244

Total Consumer Staples		261,714,891

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 9.7%
Energy Equipment & Services 0.1%
Baker Hughes Co.	150,571	5,081,771
Schlumberger NV	5,611	291,997
TechnipFMC PLC	48,738	1,009,851

Total		6,383,619

Oil, Gas & Consumable Fuels 9.6%
Chesapeake Energy Corp.	15,964	1,282,069
Chevron Corp.	740,038	106,269,457
ConocoPhillips Co.	807,158	93,283,250
Coterra Energy, Inc.	145,767	3,826,384
Devon Energy Corp.	147,181	6,618,730
Diamondback Energy, Inc.	140,739	21,731,509
EOG Resources, Inc.	254,318	31,298,916
Exxon Mobil Corp.	968,122	99,464,854
Hess Corp.	1,474	207,185
HF Sinclair Corp.	18,010	945,165
Kinder Morgan, Inc.	348,826	6,128,873
Marathon Oil Corp.	145,822	3,708,253
Marathon Petroleum Corp.	81,850	12,211,202
Occidental Petroleum Corp.	77,029	4,556,265
ONEOK, Inc.	1,861	128,130
Ovintiv, Inc.	40,031	1,774,975
Phillips 66	52,933	6,822,534
Pioneer Natural Resources Co.	29,886	6,922,793
Valero Energy Corp.	171,092	21,448,093
Williams Companies, Inc. (The)	218,287	8,030,779

Total		436,659,416

Total Energy		443,043,035

Financials 21.0%
Banks 7.6%
Bank of America Corp.	2,600,021	79,274,640
Citigroup, Inc.	134,770	6,212,897
Citizens Financial Group, Inc.	56,240	1,533,665
East West Bancorp, Inc.	6,605	415,587
Fifth Third Bancorp	149,775	4,335,986
First Citizens BancShares Inc., Class A	558	819,083
First Horizon Corp.	7,895	100,977

Common Stocks (continued)

Issuer	Shares	Value ($)
Huntington Bancshares, Inc.	256,073	2,883,382
JPMorgan Chase & Co.	754,870	117,820,110
KeyCorp	232,694	2,883,079
M&T Bank Corp.	14,199	1,819,886
PNC Financial Services Group, Inc. (The)	141,866	19,004,369
Prosperity Bancshares, Inc.	622	37,513
Regions Financial Corp.	250,269	4,174,487
Truist Financial Corp.	989,104	31,789,803
U.S. Bancorp	161,929	6,172,733
Webster Financial Corp.	7,806	350,099
Wells Fargo & Co.	1,490,255	66,450,470
Zions Bancorp	3,407	121,391

Total		346,200,157

Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	359,748	17,383,023
BlackRock, Inc.	24,357	18,297,709
Blackstone, Inc.	50,318	5,654,234
Carlyle Group, Inc. (The)	18,356	629,244
CME Group, Inc.	79,634	17,388,880
Franklin Resources, Inc.	61,397	1,522,646
Goldman Sachs Group, Inc. (The)	43,469	14,846,402
Intercontinental Exchange, Inc.	5,415	616,444
Invesco Ltd.	14,455	206,273
Jefferies Financial Group, Inc.	13,256	469,793
KKR & Co., Inc., Class A	525,856	39,880,919
Morgan Stanley	346,845	27,518,682
Nasdaq, Inc.	467,010	26,077,838
Northern Trust Corp.	15,219	1,206,106
Raymond James Financial, Inc.	29,203	3,070,695
State Street Corp.	57,672	4,199,675
T. Rowe Price Group, Inc.	18,205	1,822,867

Total		180,791,430

Consumer Finance 0.5%
Ally Financial, Inc.	104,256	3,046,360
Capital One Financial Corp.	92,968	10,380,807
Discover Financial Services	55,436	5,155,548
Synchrony Financial	118,486	3,834,207

Total		22,416,922

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Multi-Manager Value Strategies Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financial Services 2.8%
Apollo Global Management, Inc.	5,640	518,880
Berkshire Hathaway, Inc., Class B(b)	172,723	62,180,280
Block, Inc., Class A(b)	7,474	474,076
Equitable Holdings, Inc.	219	6,721
Fidelity National Information Services, Inc.	141,585	8,302,544
Fiserv, Inc.(b)	45,582	5,953,465
Global Payments, Inc.	33,219	3,868,020
PayPal Holdings, Inc.(b)	8,120	467,793
Visa, Inc., Class A	180,830	46,415,445

Total		128,187,224

Insurance 6.1%
Aflac, Inc.	101,731	8,414,171
Allstate Corp. (The)	350,493	48,322,470
American Financial Group, Inc.	1,243	142,187
American International Group, Inc.	1,167,969	76,864,040
Arch Capital Group Ltd.(b)	53,090	4,443,102
Assurant, Inc.	6,544	1,099,523
Axis Capital Holdings Ltd.	98	5,521
Chubb Ltd.	135,694	31,132,274
CNA Financial Corp.	3,492	147,118
Everest Group Ltd.	4,525	1,857,739
F&G Annuities & Life, Inc.	5,189	211,763
Fidelity National Financial, Inc.	76,310	3,421,740
Globe Life, Inc.	18,240	2,245,891
Hartford Financial Services Group, Inc. (The)	375,881	29,378,859
Loews Corp.	31,217	2,194,243
Markel Group, Inc.(b)	666	958,434
Marsh & McLennan Companies, Inc.	188,791	37,648,701
MetLife, Inc.	62,287	3,963,322
Old Republic International Corp.	28,849	845,564
Principal Financial Group, Inc.	54,334	4,011,479
Prudential Financial, Inc.	79,882	7,810,862
Reinsurance Group of America, Inc.	876	142,841
Travelers Companies, Inc. (The)	60,473	10,922,633
Unum Group	4,025	173,075

Common Stocks (continued)

Issuer	Shares	Value ($)
Willis Towers Watson PLC	4,253	1,047,514
WR Berkley Corp.	19,641	1,424,955

Total		278,830,021

Total Financials		956,425,754

Health Care 15.3%
Biotechnology 1.8%
AbbVie, Inc.	328,944	46,838,336
Biogen, Inc.(b)	36,348	8,508,340
Gilead Sciences, Inc.	170,774	13,081,288
Incyte Corp.(b)	1,345	73,087
Moderna, Inc.(b)	45,111	3,505,125
Regeneron Pharmaceuticals, Inc.(b)	9,782	8,058,510
United Therapeutics Corp.(b)	5,345	1,282,800
Vertex Pharmaceuticals, Inc.(b)	1,230	436,416

Total		81,783,902

Health Care Equipment & Supplies 4.8%
Abbott Laboratories	718,485	74,930,801
Baxter International, Inc.	60,715	2,190,597
Becton Dickinson & Co.	216,792	51,201,934
Boston Scientific Corp.(b)	40,922	2,287,130
Cooper Companies, Inc. (The)	1,616	544,463
GE HealthCare Technologies, Inc.	109,616	7,504,311
Hologic, Inc.(b)	34,009	2,424,842
Medtronic PLC	644,169	51,063,277
STERIS PLC	12,626	2,537,068
Stryker Corp.	76,281	22,604,349
Teleflex, Inc.	2,191	494,487
Zimmer Biomet Holdings, Inc.	25,473	2,962,765

Total		220,746,024

Health Care Providers & Services 4.8%
Centene Corp.(b)	79,198	5,835,309
Cigna Group (The)	47,371	12,452,888
CVS Health Corp.	219,446	14,911,356
Elevance Health, Inc.	75,646	36,271,501
HCA Healthcare, Inc.	150,995	37,821,228
Henry Schein, Inc.(b)	38,024	2,537,342
Humana, Inc.	78,568	38,094,480
Laboratory Corp. of America Holdings	159,350	34,564,608

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
McKesson Corp.	5,309	2,498,203
Quest Diagnostics, Inc.	43,722	5,999,970
UnitedHealth Group, Inc.	40,232	22,247,089
Universal Health Services, Inc., Class B	26,871	3,694,225

Total		216,928,199

Life Sciences Tools & Services 0.7%
Avantor, Inc.(b)	46,006	974,407
Bio-Rad Laboratories, Inc., Class A(b)	2,694	821,455
Charles River Laboratories International, Inc.(b)	4,250	837,590
Danaher Corp.	64,949	14,503,761
Revvity, Inc.	15,737	1,399,019
Thermo Fisher Scientific, Inc.	27,520	13,643,315

Total		32,179,547

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	451,354	22,287,860
Catalent, Inc.(b)	6,266	243,434
Jazz Pharmaceuticals PLC(b)	12,786	1,511,689
Johnson & Johnson	221,574	34,268,635
Merck & Co., Inc.	227,700	23,334,696
Pfizer, Inc.	2,030,093	61,856,934
Viatris, Inc.	203,802	1,870,902

Total		145,374,150

Total Health Care		697,011,822

Industrials 15.4%
Aerospace & Defense 1.9%
General Dynamics Corp.	28,674	7,081,618
Howmet Aerospace, Inc.	60,241	3,168,677
Huntington Ingalls Industries, Inc.	5,304	1,257,154
L3Harris Technologies, Inc.	138,143	26,359,066
Lockheed Martin Corp.	32,354	14,487,150
Northrop Grumman Corp.	42,975	20,420,001
RTX Corp.	125,950	10,262,406
Textron, Inc.	54,703	4,193,532

Total		87,229,604

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
FedEx Corp.	42,255	10,936,862
GXO Logistics, Inc.(b)	6,109	343,692
United Parcel Service, Inc., Class B	120,059	18,202,145

Total		29,482,699

Building Products 0.8%
Builders FirstSource, Inc.(b)	47,462	6,365,129
Carlisle Companies, Inc.	8,175	2,292,352
Carrier Global Corp.	45,752	2,377,274
Fortune Brands Innovations, Inc.	29,167	1,995,898
Johnson Controls International PLC	104,439	5,514,379
Owens Corning	26,387	3,577,549
Trane Technologies PLC	58,069	13,089,333

Total		35,211,914

Commercial Services & Supplies 1.1%
Republic Services, Inc.	61,142	9,895,221
Veralto Corp.(b)	19,635	1,516,804
Waste Management, Inc.	219,600	37,549,404

Total		48,961,429

Construction & Engineering 0.2%
AECOM	28,741	2,553,925
Arcosa, Inc.	165	12,243
EMCOR Group, Inc.	3,436	730,219
Quanta Services, Inc.	40,721	7,668,171

Total		10,964,558

Electrical Equipment 1.3%
Acuity Brands, Inc.	34	6,095
AMETEK, Inc.	32,819	5,094,493
Eaton Corp. PLC	135,451	30,840,838
Emerson Electric Co.	6,683	594,119
Hubbell, Inc.	644	193,200
Regal Rexnord Corp.	197,513	23,662,058
Sensata Technologies Holding	20,040	651,500

Total		61,042,303

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Multi-Manager Value Strategies Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ground Transportation 1.6%
CSX Corp.	206	6,654
Knight-Swift Transportation Holdings, Inc.	7,444	400,338
Norfolk Southern Corp.	40,737	8,887,184
U-Haul Holding Co.(b)	5,483	310,393
U-Haul Holding Co.	48,155	2,607,593
Union Pacific Corp.	270,684	60,976,985

Total		73,189,147

Industrial Conglomerates 1.2%
3M Co.	15,336	1,519,337
General Electric Co.	72,136	8,786,165
Honeywell International, Inc.	224,362	43,957,003

Total		54,262,505

Machinery 4.3%
AGCO Corp.	21,789	2,473,705
Caterpillar, Inc.	146,225	36,661,532
Cummins, Inc.	78,320	17,556,211
Deere & Co.	72,862	26,551,641
Dover Corp.	24,806	3,501,615
Fortive Corp.	42,114	2,905,024
IDEX Corp.	3,801	766,586
Illinois Tool Works, Inc.	34,780	8,424,064
Ingersoll Rand, Inc.	48,131	3,437,997
Middleby Corp. (The)(b)	3,685	465,158
Otis Worldwide Corp.	54,838	4,704,552
PACCAR, Inc.	141,614	13,002,998
Parker-Hannifin Corp.	147,856	64,048,262
Pentair PLC	46,342	2,990,913
Snap-On, Inc.	18,739	5,147,416
Stanley Black & Decker, Inc.	19,711	1,791,730
Westinghouse Air Brake Technologies Corp.	22,138	2,580,405
Xylem, Inc.	3,757	394,973

Total		197,404,782

Passenger Airlines 0.2%
Delta Air Lines, Inc.	147,917	5,462,575
Southwest Airlines Co.	101,267	2,589,397
United Airlines Holdings, Inc.(b)	48,702	1,918,859

Total		9,970,831

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.4%
Automatic Data Processing, Inc.	50,119	11,523,360
Booz Allen Hamilton Holding Corp.	53,190	6,655,665
Concentrix Corp.	3,614	339,680
Jacobs Solutions, Inc.	17,527	2,229,084
Leidos Holdings, Inc.	42,400	4,550,368
SS&C Technologies Holdings, Inc.	629,167	35,396,935
TransUnion	18,961	1,113,390

Total		61,808,482

Trading Companies & Distributors 0.7%
Ferguson PLC	136,426	23,375,231
United Rentals, Inc.	18,295	8,708,786
WESCO International, Inc.	3,671	572,125

Total		32,656,142

Total Industrials		702,184,396

Information Technology 9.1%
Communications Equipment 0.8%
Cisco Systems, Inc.	693,897	33,570,737
F5, Inc.(b)	668	114,355
Juniper Networks, Inc.	44,440	1,264,318

Total		34,949,410

Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.(b)	12,474	1,478,917
Avnet, Inc.	268	12,532
Corning, Inc.	255,656	7,283,639
Flex Ltd.(b)	81,764	2,080,894
IPG Photonics Corp.(b)	223	21,354
Jabil, Inc.	18,328	2,113,585
Keysight Technologies, Inc.(b)	6,931	941,854
TD SYNNEX Corp.	5,786	570,731
TE Connectivity Ltd.	74,424	9,749,544
Teledyne Technologies, Inc.(b)	3,791	1,527,621
Zebra Technologies Corp., Class A(b)	774	183,423

Total		25,964,094

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 1.1%
Accenture PLC, Class A	52,601	17,523,497
Akamai Technologies, Inc.(b)	15,026	1,735,954
Amdocs Ltd.	31,789	2,662,964
Cognizant Technology Solutions Corp., Class A	130,283	9,169,317
International Business Machines Corp.	133,271	21,131,450
Kyndryl Holdings, Inc.(b)	3,420	61,663
Twilio, Inc., Class A(b)	1,217	78,716

Total		52,363,561

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(b)	64,151	7,772,535
Analog Devices, Inc.	187,332	34,352,942
Broadcom, Inc.	27,013	25,006,745
GlobalFoundries, Inc.(b)	4,926	264,477
Intel Corp.	346,513	15,489,131
KLA Corp.	40,575	22,097,957
Lam Research Corp.	27,983	20,033,589
Marvell Technology, Inc.	61,411	3,422,435
Microchip Technology, Inc.	198,112	16,530,465
Micron Technology, Inc.	78,380	5,966,286
ON Semiconductor Corp.(b)	100,779	7,188,566
Qorvo, Inc.(b)	14,642	1,412,953
Skyworks Solutions, Inc.	32,797	3,179,013
Texas Instruments, Inc.	314,996	48,103,039

Total		210,820,133

Software 1.8%
Dolby Laboratories, Inc., Class A	659	56,760
Microsoft Corp.	179,279	67,930,606
Roper Technologies, Inc.	1,712	921,484
Salesforce, Inc.(b)	46,140	11,622,666

Total		80,531,516

Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	372,558	6,299,956
HP, Inc.	37,320	1,094,969
Western Digital Corp.(b)	42,930	2,073,948

Total		9,468,873

Total Information Technology		414,097,587

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.2%
Air Products & Chemicals, Inc.	20,559	5,562,238
Albemarle Corp.	21,671	2,628,042
Celanese Corp., Class A	7,921	1,098,326
CF Industries Holdings, Inc.	42,812	3,217,322
Corteva, Inc.	46,966	2,122,863
Dow, Inc.	179,199	9,273,548
DuPont de Nemours, Inc.	47,436	3,393,572
Eastman Chemical Co.	46,835	3,926,178
FMC Corp.	1,431	76,788
International Flavors & Fragrances, Inc.	23,348	1,759,972
Linde PLC	87,007	36,000,886
LyondellBasell Industries NV, Class A	98,970	9,412,047
Mosaic Co. (The)	78,129	2,804,050
PPG Industries, Inc.	124,872	17,730,575
Westlake Corp.	19,870	2,551,109

Total		101,557,516

Construction Materials 0.7%
Martin Marietta Materials, Inc.	52,961	24,605,151
Vulcan Materials Co.	18,685	3,990,368

Total		28,595,519

Containers & Packaging 0.5%
Amcor PLC	144,418	1,369,083
Avery Dennison Corp.	35,641	6,932,174
Ball Corp.	12,899	713,186
Crown Holdings, Inc.	9,370	805,914
International Paper Co.	119,659	4,420,203
Packaging Corp. of America	48,184	8,095,394
Sonoco Products Co.	212	11,694
WestRock Co.	37,102	1,527,489

Total		23,875,137

Metals & Mining 1.5%
Cleveland-Cliffs, Inc.(b)	63,354	1,087,155
Freeport-McMoRan, Inc.	998,995	37,282,494
Newmont Corp.	112,078	4,504,415
Nucor Corp.	65,055	11,057,398
Reliance Steel & Aluminum Co.	20,889	5,749,906

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Multi-Manager Value Strategies Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Royal Gold, Inc.	389	47,380
Steel Dynamics, Inc.	69,270	8,252,135

Total		67,980,883

Total Materials		222,009,055

Real Estate 1.6%
Industrial REITs 0.1%
Prologis, Inc.	54,475	6,260,812

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(b)	77,682	6,133,771
Jones Lang LaSalle, Inc.(b)	12,564	1,953,953
Zillow Group, Inc., Class C(b)	10,447	427,700

Total		8,515,424

Residential REITs 0.1%
AvalonBay Communities, Inc.	36,908	6,382,870

Specialized REITs 1.2%
Extra Space Storage, Inc.	169,498	22,063,554
Public Storage	23,051	5,964,677
SBA Communications Corp.	101,680	25,110,893

Total		53,139,124

Total Real Estate		74,298,230

Utilities 1.8%
Electric Utilities 0.9%
American Electric Power Co., Inc.	111,252	8,850,096
Entergy Corp.	83,963	8,514,688
Eversource Energy	79,521	4,724,343
NextEra Energy, Inc.	107,050	6,263,495

Common Stocks (continued)

Issuer	Shares	Value ($)
NRG Energy, Inc.	42,608	2,038,367
Southern Co. (The)	144,745	10,274,000

Total		40,664,989

Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	63,624	2,252,926

Multi-Utilities 0.9%
Ameren Corp.	88,428	6,861,129
CMS Energy Corp.	96,792	5,493,914
Dominion Energy, Inc.	384,945	17,453,406
DTE Energy Co.	42,619	4,437,064
WEC Energy Group, Inc.	90,333	7,553,645

Total		41,799,158

Total Utilities		84,717,073

Total Common Stocks (Cost $3,755,994,104)		4,464,298,473

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(d),(e)	84,294,948	84,278,089

Total Money Market Funds (Cost $84,278,089)		84,278,089

Total Investments in Securities (Cost: $3,840,272,193)		4,548,576,562

Other Assets & Liabilities, Net		15,043,657

Net Assets		4,563,620,219

Notes to Portfolio of Investments

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2023.

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	13

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation) ($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	79,035,885	378,747,126	(373,505,544)	622	84,278,089	27,880	2,340,216	84,294,948

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Investments in Securities
Common Stocks
Communication Services	233,383,101	—	0	*	233,383,101
Consumer Discretionary	375,413,529	—	—		375,413,529
Consumer Staples	261,714,891	—	—		261,714,891
Energy	443,043,035	—	—		443,043,035
Financials	956,425,754	—	—		956,425,754
Health Care	697,011,822	—	—		697,011,822
Industrials	702,184,396	—	—		702,184,396
Information Technology	414,097,587	—	—		414,097,587
Materials	222,009,055	—	—		222,009,055

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Multi-Manager Value Strategies Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Real Estate	74,298,230	—	—		74,298,230
Utilities	84,717,073	—	—		84,717,073
Total Common Stocks	4,464,298,473	—	0	*	4,464,298,473
Money Market Funds	84,278,089	—	—		84,278,089
Total Investments in Securities	4,548,576,562	—	0	*	4,548,576,562

*	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	15

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,755,994,104)	$4,464,298,473
Affiliated issuers (cost $84,278,089)	84,278,089
Receivable for:
Investments sold	14,041,034
Capital shares sold	5,843,739
Dividends	12,739,697
Foreign tax reclaims	18,756
Expense reimbursement due from Investment Manager	3,169
Prepaid expenses	28,303
Other assets	15,345

Total assets	4,581,266,605

Liabilities
Payable for:
Investments purchased	10,006,670
Capital shares redeemed	6,935,830
Management services fees	73,951
Transfer agent fees	360,002
Trustees’ fees	177,031
Compensation of chief compliance officer	410
Other expenses	92,492

Total liabilities	17,646,386

Net assets applicable to outstanding capital stock	$4,563,620,219

Represented by
Paid in capital	3,612,426,116
Total distributable earnings (loss)	951,194,103

Total—representing net assets applicable to outstanding capital stock	$4,563,620,219

Institutional Class
Net assets	$4,563,617,623
Shares outstanding	304,327,906
Net asset value per share	$15.00
Institutional 3 Class
Net assets	$2,596
Shares outstanding	173
Net asset value per share(a)	$15.03

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Multi-Manager Value Strategies Fund | Semiannual Report 2023

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$52,722,380
Dividends — affiliated issuers	2,340,216
Foreign taxes withheld	(4,671)

Total income	55,057,925

Expenses:
Management services fees	13,078,132
Transfer agent fees Institutional Class	2,147,297
Trustees’ fees	38,559
Custodian fees	15,809
Printing and postage fees	144,389
Registration fees	45,003
Accounting services fees	15,693
Legal fees	35,918
Compensation of chief compliance officer	410
Other	34,568

Total expenses	15,555,778

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(186,976)

Total net expenses	15,368,802

Net investment income	39,689,123

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	97,891,112
Investments — affiliated issuers	27,880
Foreign currency translations	(4,803)
Futures contracts	(592,326)

Net realized gain	97,321,863
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	216,256,147
Investments — affiliated issuers	622
Foreign currency translations	4,399

Net change in unrealized appreciation (depreciation)	216,261,168

Net realized and unrealized gain	313,583,031

Net increase in net assets resulting from operations	$353,272,154

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	17

STATEMENT OF CHANGES IN NET ASSETS

			Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income			$39,689,123	$71,597,997
Net realized gain			97,321,863	196,625,980
Net change in unrealized appreciation (depreciation)			216,261,168	(506,496,549)

Net increase (decrease) in net assets resulting from operations			353,272,154	(238,272,572)

Distributions to shareholders
Net investment income and net realized gains
Institutional Class			(35,889,438)	(459,910,497)
Institutional 3 Class			(22)	(297)

Total distributions to shareholders			(35,889,460)	(459,910,794)

Increase in net assets from capital stock activity			74,758,021	280,464,948

Total increase (decrease) in net assets			392,140,715	(417,718,418)
Net assets at beginning of period			4,171,479,504	4,589,197,922

Net assets at end of period			$4,563,620,219	$4,171,479,504

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	35,064,264	515,355,437	60,652,201	897,414,259
Distributions reinvested	2,423,623	35,889,438	31,671,423	459,910,497
Shares redeemed	(32,196,787)	(476,486,854)	(71,142,459)	(1,076,859,808)

Net increase	5,291,100	74,758,021	21,181,165	280,464,948

Total net increase	5,291,100	74,758,021	21,181,165	280,464,948

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Multi-Manager Value Strategies Fund | Semiannual Report 2023

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Multi-Manager Value Strategies Fund | Semiannual Report 2023	19

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)		Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$13.95	0.13	1.04		1.17	(0.12)	—	(0.12)
Year Ended 5/31/2023	$16.52	0.25	(1.12)		(0.87)	(0.25)	(1.45)	(1.70)
Year Ended 5/31/2022	$17.67	0.23	0.02	(d)	0.25	(0.22)	(1.18)	(1.40)
Year Ended 5/31/2021	$12.48	0.21	5.34		5.55	(0.21)	(0.15)	(0.36)
Year Ended 5/31/2020	$12.83	0.24	(0.06	)(d)	0.18	(0.23)	(0.30)	(0.53)
Year Ended 5/31/2019	$13.64	0.21	(0.02	)(d)	0.19	(0.20)	(0.80)	(1.00)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$13.98	0.14	1.04		1.18	(0.13)	—	(0.13)
Year Ended 5/31/2023	$16.55	0.27	(1.12)		(0.85)	(0.27)	(1.45)	(1.72)
Year Ended 5/31/2022	$17.69	0.24	0.03	(d)	0.27	(0.23)	(1.18)	(1.41)
Year Ended 5/31/2021	$12.50	0.22	5.34		5.56	(0.22)	(0.15)	(0.37)
Year Ended 5/31/2020(e)	$14.47	0.11	(2.02	)(d)	(1.91)	(0.06)	—	(0.06)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(e)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Multi-Manager Value Strategies Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$15.00	8.41%	0.71%		0.70%		1.82%	11%	$4,563,618
Year Ended 5/31/2023	$13.95	(5.54%)	0.72	%(c)	0.72	%(c)	1.69%	23%	$4,171,477
Year Ended 5/31/2022	$16.52	1.22%	0.69	%(c)	0.69	%(c)	1.31%	22%	$4,589,195
Year Ended 5/31/2021	$17.67	45.16%	0.71	%(c)	0.71	%(c)	1.41%	29%	$5,055,717
Year Ended 5/31/2020	$12.48	1.07%	0.76%		0.74%		1.78%	19%	$3,589,152
Year Ended 5/31/2019	$12.83	1.62%	0.77%		0.77%		1.59%	20%	$2,849,432
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$15.03	8.45%	0.60%		0.60%		1.94%	11%	$3
Year Ended 5/31/2023	$13.98	(5.42%)	0.61	%(c)	0.61	%(c)	1.79%	23%	$2
Year Ended 5/31/2022	$16.55	1.35%	0.62	%(c)	0.62	%(c)	1.37%	22%	$3
Year Ended 5/31/2021	$17.69	45.20%	0.63	%(c)	0.63	%(c)	1.49%	29%	$3
Year Ended 5/31/2020(e)	$12.50	(13.14%)	0.66%		0.64%		1.84%	19%	$2

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	21

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Multi-Manager Value Strategies Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.

The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund will be closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund will be liquidated. For federal tax purposes, this liquidation will be treated as a redemption of fund shares.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

22	Multi-Manager Value Strategies Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	23

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

24	Multi-Manager Value Strategies Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2023:

Amount of realized gain (loss) on derivatives recognized in income

Risk exposure category	Futures contracts ($)
Equity risk	(592,326)

The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2023:

Derivative instrument	Average notional amounts ($)
Futures contracts — long	886,170

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	25

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s

26	Multi-Manager Value Strategies Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.60% of the Fund’s average daily net assets.

Subadvisory agreements

The Investment Manager has entered into Subadvisory Agreements with Diamond Hill Capital Management, Inc. and Dimensional Fund Advisors LP, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Institutional Class	0.10
Institutional 3 Class	0.02

Multi-Manager Value Strategies Fund | Semiannual Report 2023	27

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Distribution and service fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Institutional Class	0.69%	0.74%
Institutional 3 Class	0.61	0.67

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unreallzed appreclatlon ($)	Gross unreallzed (depreclation) ($)	Net unreallzed appreclatlon ($)
3,840,272,000	869,705,000	(161,400,000)	708,305,000

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

28	Multi-Manager Value Strategies Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $539,921,485 and $472,445,813, respectively, for the six months ended November 30, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $223 for the six months ended November 30, 2023.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund did not borrow or lend money under the Interfund Program during the six months ended November 30, 2023.

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	29

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 9. Significant risks

Financial sector risk

The Fund may be vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Shareholder concentration risk

At November 30, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.

30	Multi-Manager Value Strategies Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	31

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Value Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Diamond Hill Capital Management, Inc. and Dimensional Fund Advisors LP (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Advisory Agreements;

•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

32	Multi-Manager Value Strategies Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, extent and quality of services provided by the Investment Manager and the Subadvisers

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	33

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.

Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

34	Multi-Manager Value Strategies Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AND SUBADVISORY AGREEMENTS (continued)

(Unaudited)

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Multi-Manager Value Strategies Fund | Semiannual Report 2023	35

Multi-Manager Value Strategies Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR116_05_P01_(01/24)

COLUMBIA MORTGAGE OPPORTUNITIES FUND

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund’s financial statements, that is currently disclosed in a fund’s shareholder reports will instead be made available on the fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.

The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Mortgage Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

Proxy voting policies and procedures

The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.

Quarterly schedule of investments

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.

Additional Fund information

For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

Fund investment manager

Columbia Management Investment Advisers, LLC (the Investment Manager)

290 Congress Street

Boston, MA 02210

Fund distributor

Columbia Management Investment Distributors, Inc.

290 Congress Street

Boston, MA 02210

Fund transfer agent

Columbia Management Investment Services Corp.

P.O. Box 219104

Kansas City, MO 64121-9104

Columbia Mortgage Opportunities Fund  |  Semiannual Report 2023

FUND AT A GLANCE

(Unaudited)

Investment objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Portfolio management

Jason Callan

Co-Portfolio Manager

Managed Fund since 2014

Tom Heuer, CFA

Co-Portfolio Manager

Managed Fund since 2014

Ryan Osborn, CFA

Co-Portfolio Manager

Managed Fund since 2019

Average annual total returns (%) (for the period ended November 30, 2023)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A Excluding sales charges	04/30/14	-0.25	1.54	0.38	2.57
Including sales charges		-3.26	-1.47	-0.24	2.24
Advisor Class	04/30/14	-0.12	1.80	0.63	2.82
Class C Excluding sales charges	04/30/14	-0.62	0.91	-0.35	1.80
Including sales charges		-1.59	-0.04	-0.35	1.80
Institutional Class	04/30/14	0.00	1.93	0.66	2.83
Institutional 2 Class	04/30/14	-0.10	1.84	0.68	2.88
Institutional 3 Class*	03/01/17	-0.08	1.89	0.75	2.82
FTSE One-Month U.S. Treasury Bill Index		2.72	5.00	1.79	1.21

Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.

*

The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/ investment-products/mutual-funds/appended-performance for more information.

The FTSE One-Month U.S. Treasury Bill Index is an unmanaged index that measures the rate of return for 30-day U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	3

FUND AT A GLANCE (continued)

(Unaudited)

Portfolio breakdown (%) (at November 30, 2023)

Asset-Backed Securities — Non-Agency	5.8
Call Option Contracts Purchased	0.5
Commercial Mortgage-Backed Securities—Agency	0.1
Commercial Mortgage-Backed Securities—Non-Agency	1.8
Money Market Funds	2.7
Residential Mortgage-Backed Securities—Agency	64.5
Residential Mortgage-Backed Securities—Non-Agency	24.6

Total	100.0

Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Quality breakdown (%) (at November 30, 2023)

AA rating	68.0
A rating	1.7
BBB rating	4.7
BB rating	6.4
B rating	4.3
CCC rating	0.2
Not rated	14.7

Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your Fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2023—November 30, 2023

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.50	1,019.80	5.19	5.25	1.04
Advisor Class	1,000.00	1,000.00	998.80	1,021.05	3.95	3.99	0.79
Class C	1,000.00	1,000.00	993.80	1,016.05	8.92	9.02	1.79
Institutional Class	1,000.00	1,000.00	1,000.00	1,021.05	3.95	3.99	0.79
Institutional 2 Class	1,000.00	1,000.00	999.00	1,021.30	3.70	3.74	0.74
Institutional 3 Class	1,000.00	1,000.00	999.20	1,021.50	3.50	3.54	0.70

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	5

PORTFOLIO OF INVESTMENTS

November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Asset-Backed Securities—Non-Agency 12.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a) Subordinated Series 2023-1PL Class C 03/18/2030	7.420%	1,750,000	1,759,405
Affirm Asset Securitization Trust(a) Subordinated Series 2023-B Class B 09/15/2028	7.440%	7,500,000	7,564,239
American Credit Acceptance Receivables Trust(a) Series 2021-2 Class F 01/13/2028	3.730%	4,000,000	3,885,361
Subordinated Series 2021-2 Class E 07/13/2027	2.540%	6,000,000	5,761,881
ARES CLO(a),(b) Series 2021-60A Class E 3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.907%	5,000,000	4,654,745
ARES XLIV CLO Ltd.(a),(b) Series 2017-44A Class DR 3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.526%	25,975,000	24,153,347
Avant Loans Funding Trust(a) Subordinated Series 2021-REV1 Class C 07/15/2030	2.300%	3,375,000	3,222,470
Carlyle Global Market Strategies CLO Ltd.(a),(b) Series 2013-3A Class BR 3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.356%	11,000,000	10,740,873
Series 2015-4A Class CR 3-month Term SOFR + 3.962% 07/20/2032	9.377%	7,500,000	7,347,727
Carvana Auto Receivables Trust(a) Subordinated Series 2021-N1 Class E 01/10/2028	2.880%	9,638,177	9,002,180
Conn’s Receivables Funding LLC(a) Series 2023-A Class A 01/17/2028	8.010%	2,956,952	2,962,384
Consumer Loan Underlying Bond Credit Trust(a),(c),(d) Subordinated Series 2018-P1 Class CERT 07/15/2025	0.000%	850,000	25,500
Subordinated Series 2018-P2 Class CERT 10/15/2025	0.000%	850,000	136,000
Dryden CLO Ltd.(a),(b) Series 2018-57A Class B 3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.991%	1,250,000	1,223,080

Asset-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a) Subordinated Series 2022-1A-B Class B 05/15/2026	2.840%	5,000,000	4,946,937
LendingClub Receivables Trust(a),(c),(d) Series 2020-2 Class R 02/15/2046	0.000%	865,000	1,989,500
LendingPoint Asset Securitization Trust(a),(d),(e) Subordinated Series 2021-1 Class D 04/15/2027	7.226%	15,712,000	15,338,840
LP LMS Asset Securitization Trust(a),(d),(e) Subordinated Series 2021-2A Class B 01/15/2029	2.330%	6,882,000	6,486,285
Madison Park Funding XXII Ltd.(a),(b) Series 2016-22A Class DR 3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.156%	3,700,000	3,659,437
Marlette Funding Trust(a) Series 2021-1A Class D 06/16/2031	2.470%	1,000,000	958,056
Netcredit Combined Receivables LLC(a),(d) Series 2023-A Class A 12/20/2027	7.780%	5,401,443	5,374,436
Octagon 54 Ltd.(a),(b) Series 2021-1A Class E 3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.906%	2,500,000	2,168,543
Octagon Investment Partners 47 Ltd.(a),(b) Series 2020-1A Class ER 3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.927%	15,250,000	13,816,393
Oportun Issuance Trust(a) Series 2022-3 Class A 01/08/2030	7.451%	2,538,321	2,538,453
OZLM Funding IV Ltd.(a),(b) Series 2013-4A Class D2R 3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.924%	2,000,000	1,943,106
Pagaya AI Debt Selection Trust(a),(c),(d) Series 2020-3 Class CERT NO INDEX + 0% 05/17/2027	0.000%	23,803,550	2,023,302
Series 2021-1 Class CERT NO INDEX + 0% 11/15/2027	0.000%	1,901,904	14,264

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Asset-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class 05/15/2029	0.000%	12,925,852	290,832
Subordinated Series 2021-5 Class 08/15/2029	0.000%	12,321,273	924,095
Pagaya AI Debt Selection Trust(a) Series 2021-2 Class NOTE 01/25/2029	3.000%	6,770,690	6,504,155
Pagaya AI Debt Trust(a) Series 2022-1 Class A 10/15/2029	2.030%	6,140,211	6,040,805
Series 2023-3 Class A 12/16/2030	7.600%	3,366,748	3,379,665
Subordinated Series 2022-2 Class B 01/15/2030	6.630%	3,602,516	3,423,616
Subordinated Series 2022-3 Class B 03/15/2030	8.050%	11,498,884	11,522,195
Subordinated Series 2022-5 Class B 06/17/2030	10.310%	4,057,914	4,030,999
Subordinated Series 2023-1 Class B 07/15/2030	9.435%	20,367,169	20,697,710
Subordinated Series 2023-3 Class B 12/16/2030	9.570%	5,130,527	5,235,092
Subordinated Series 2023-5 Class C 04/15/2031	9.099%	10,149,914	10,229,365
Subordinated Series 2023-6 Class C 06/16/2031	8.491%	8,000,000	8,039,321
Pagaya AI Debt Trust(a),(f) Subordinated Series 2023-5 Class AB 04/15/2031	7.277%	1,094,008	1,095,890
Palmer Square Loan Funding Ltd.(a),(b) Series 2020-4A Class D 3-month Term SOFR + 7.312% Floor 7.050% 11/25/2028	12.691%	7,000,000	6,978,356
Research-Driven Pagaya Motor Asset Trust IV(a) Series 2021-2A Class A 03/25/2030	2.650%	7,685,298	6,940,512
RR 16 Ltd.(a),(b) Series 2021-16A Class D 3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.906%	3,733,333	3,494,564
Theorem Funding Trust(a) Series 2022-3A Class A 04/15/2029	7.600%	8,095,672	8,135,929
Series 2023-1A Class A 04/15/2029	7.580%	8,173,931	8,212,398

Asset-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class B 12/15/2027	1.840%	1,559,599	1,543,963
Subordinated Series 2022-1A Class B 02/15/2028	3.100%	14,000,000	13,702,102
Upstart Pass-Through Trust(a) Series 2021-ST1 Class A 02/20/2027	2.750%	1,065,164	1,042,235
Series 2021-ST7 Class A 09/20/2029	1.850%	667,297	663,104
Upstart Securitization Trust(a) Subordinated Series 2023-1 Class B 02/20/2033	8.350%	4,736,000	4,740,171
US Auto Funding(a) Subordinated Series 2021-1A Class D 03/15/2027	4.360%	2,375,000	1,373,826

Total Asset-Backed Securities—Non-Agency (Cost $311,480,928)			281,937,644

Commercial Mortgage-Backed Securities—Agency 0.1%
Government National Mortgage Association(f),(g) Series 2017-30 Class IO 08/16/2058	0.578%	28,467,681	711,718
Series 2019-102 Class IB 03/16/2060	0.834%	12,373,843	643,152
Series 2020-19 Class IO 12/16/2061	0.717%	17,804,415	885,228
Series 2020-3 Class IO 02/16/2062	0.615%	18,072,073	766,283

Total Commercial Mortgage-Backed Securities—Agency (Cost $11,780,109)			3,006,381

Commercial Mortgage-Backed Securities—Non-Agency 3.9%
BAMLL Commercial Mortgage Securities Trust(a),(f) Subordinated Series 2013-WBRK Class E 03/10/2037	3.534%	4,500,000	2,853,140
BFLD Trust(a),(b) Series 2019-DPLO Class G 1-month Term SOFR + 3.304% Floor 3.190% 10/15/2034	8.627%	6,853,000	6,729,242
BXP Trust(a),(f) Subordinated Series 2021-601L Class E 01/15/2044	2.868%	21,000,000	10,774,961
COMM Mortgage Trust(a),(f) Subordinated Series 2020-CBM Class F 02/10/2037	3.754%	17,650,000	15,987,188
Credit Suisse Mortgage Capital Certificates OA LLC(a) Subordinated Series 2014-USA Class E 09/15/2037	4.373%	24,275,000	10,908,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Commercial Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F 09/15/2037	4.373%	18,400,000	6,785,352
Hilton USA Trust(a),(h) Subordinated Series 2016-SFP Class F 11/05/2035	0.000%	27,400,000	820,501
Home Partners of America Trust(a) Series 2019-2 Class F 10/19/2039	3.866%	2,763,866	2,335,586
Morgan Stanley Capital I Trust(a),(f) Series 2019-MEAD Class E 11/10/2036	3.283%	5,500,000	4,317,473
Progress Residential Trust(a) Series 2020-SFR1 Class F 04/17/2037	3.431%	5,975,000	5,657,186
SFO Commercial Mortgage Trust(a),(b) Series 2021-555 Class A 1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.587%	5,000,000	4,537,933
Wells Fargo Commercial Mortgage Trust(a),(b) Series 2021-FCMT Class E 1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.937%	21,600,000	18,991,243

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost $151,059,526)			90,698,725

Residential Mortgage-Backed Securities—Agency 135.6%
Fannie Mae REMICS(b),(g) CMO Series 2017-81 Class SM -1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.757%	27,968,824	2,842,421
CMO Series 2020-22 Class SA -1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.657%	35,445,000	3,840,164
Federal Home Loan Mortgage Corp. 03/01/2052	2.500%	108,057,033	88,468,774
09/01/2052	4.500%	28,255,214	26,475,015
09/01/2053	5.500%	24,742,465	24,505,473
Federal Home Loan Mortgage Corp.(b),(g) CMO Series 2013-101 Class HS -1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.057%	10,620,916	1,193,131

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3922 Class SH -1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.462%	2,211,370	160,356
CMO Series 4097 Class ST -1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.612%	829,465	77,387
CMO Series 4286 Class NS -1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.462%	973,567	103,941
CMO Series 4620 Class AS -1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	1,140,383	66,915
CMO Series 4704 Class SK -1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.712%	8,811,655	935,530
CMO Series 4826 Class KS -1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	0.762%	9,106,829	914,268
CMO Series 4926 Class ST -1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	0.642%	7,121,667	499,801
CMO Series 4987 Class KS -1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.637%	9,527,380	1,187,194
CMO Series 4993 Class MS -1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.607%	18,353,517	2,333,218
CMO STRIPS Series 309 Class S4 -1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.532%	1,847,125	155,000
Federal Home Loan Mortgage Corp.(g) CMO Series 4215 Class IL 07/15/2041	3.500%	244,424	9,742

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5040 Class IH 11/25/2050	3.500%	12,098,146	2,171,321
CMO Series 5083 Class NI 12/25/2040	4.500%	10,576,750	2,278,097
CMO STRIPS Series 304 Class C67 12/15/2042	4.500%	1,548,200	212,345
Federal Home Loan Mortgage Corp. REMICS(b),(g) CMO Series 205296 Class KS -1.0 x 30-day Average SOFR + 6.250% Cap 6.250% 03/25/2053	0.929%	32,906,321	2,028,013
CMO Series 4606 Class SL -1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.562%	45,100,103	4,176,252
CMO Series 5119 Class QS -1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	0.979%	38,778,343	7,354,918
Federal Home Loan Mortgage Corp. REMICS(g) CMO Series 5105 Class ID 05/25/2051	3.000%	37,724,279	6,739,631
CMO Series 5105 Class JI 03/25/2045	3.000%	24,586,471	2,492,928
CMO Series 5183 Class IO 01/25/2052	3.000%	41,400,634	6,609,135
Federal National Mortgage Association 08/01/2051	3.000%	30,558,840	26,046,461
08/01/2052	4.000%	40,035,615	36,758,245
06/01/2053	5.500%	34,262,129	33,773,239
Federal National Mortgage Association(g)
CMO Series 2012-152 Class EI 07/25/2031	3.000%	1,163,997	20,138
CMO Series 2021-3 Class TI 02/25/2051	2.500%	47,245,076	7,790,118
Federal National Mortgage Association(b),(g) CMO Series 2013-101 Class CS -1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.457%	2,012,067	174,111
CMO Series 2013-97 Class SB -1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.657%	179,893	2,002

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES -1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.707%	1,102,061	121,740
CMO Series 2015-27 Class AS -1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	0.207%	9,170,873	903,448
CMO Series 2016-31 Class VS -1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.557%	1,243,091	121,505
CMO Series 2017-50 Class SB -1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	0.657%	7,519,705	902,332
CMO Series 2017-72 Class S -1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	19,524,549	598,523
CMO Series 2017-90 Class SP -1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.707%	7,947,865	840,995
CMO Series 2020-38 Class SE -1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.607%	5,991,143	595,851
CMO Series 2020-38 Class WS -1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	21,867,035	1,429,848
Federal National Mortgage Association REMICS(b),(g) CMO Series 2020-34 Class S -1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.607%	35,297,801	3,982,054
CMO Series 2020-54 Class AS -1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.707%	23,197,509	2,806,010

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b) Subordinated CMO Series 2021-HQA2 Class B2 30-day Average SOFR + 5.450% 12/25/2033	10.778%	14,350,000	14,367,366
Government National Mortgage Association(g) CMO Series 2014-184 Class CI 11/16/2041	3.500%	4,975,944	580,658
CMO Series 2018-78 Class GI 04/20/2048	4.000%	7,174,935	953,069
CMO Series 2020-104 Class IY 07/20/2050	3.000%	13,242,419	2,107,032
CMO Series 2020-160 Class DI 10/20/2050	2.500%	18,443,220	2,191,364
CMO Series 2020-160 Class HI 10/20/2050	2.500%	14,674,569	1,970,448
CMO Series 2020-160 Class ID 10/20/2050	2.500%	13,845,639	1,636,811
CMO Series 2020-162 Class EI 10/20/2050	2.500%	13,644,923	1,607,702
CMO Series 2020-164 Class CI 11/20/2050	3.000%	17,763,418	2,829,354
CMO Series 2020-191 Class UC 12/20/2050	4.000%	21,436,449	3,710,787
CMO Series 2020-191 Class UM 12/20/2050	3.500%	29,275,520	5,032,518
CMO Series 2020-85 Class MI 06/20/2050	3.500%	12,519,017	2,734,613
CMO Series 2021-158 Class VI 09/20/2051	3.000%	34,115,844	5,564,697
CMO Series 2021-160 Class CI 09/20/2051	2.500%	69,233,627	9,041,697
CMO Series 2021-175 Class IJ 10/20/2051	3.000%	7,724,508	1,262,126
CMO Series 2021-24 Class MI 02/20/2051	3.000%	16,935,947	2,708,383
CMO Series 2021-24 Class PI 01/20/2051	2.500%	19,922,059	2,691,645
CMO Series 2021-29 Class HI 02/20/2051	3.500%	21,253,116	3,908,890
CMO Series 2021-44 Class CI 03/20/2051	3.000%	25,493,717	4,114,357
CMO Series 2021-44 Class MI 03/20/2051	3.000%	16,563,559	2,567,054
CMO Series 2021-49 Class WI 05/20/2048	2.500%	17,457,815	1,690,734

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class IA 04/20/2051	3.500%	14,299,671	2,352,852
CMO Series 2021-7 Class IT 01/16/2051	3.000%	29,844,645	5,873,569
Government National Mortgage Association(b),(g) CMO Series 2014-6 Class SJ -1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	0.654%	9,204,341	1,207,929
CMO Series 2017-163 Class SD -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.754%	9,859,918	1,140,403
CMO Series 2018-124 Class SG -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.754%	9,318,573	927,798
CMO Series 2018-155 Class LS -1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.705%	8,000,648	702,352
CMO Series 2018-40 Class SC -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.754%	6,204,094	546,040
CMO Series 2018-63 Class HS -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.754%	8,336,476	726,013
CMO Series 2018-63 Class SH -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.754%	7,915,343	626,153
CMO Series 2018-78 Class SB -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.754%	7,028,502	684,824
CMO Series 2018-94 Class SA -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.754%	6,420,276	695,156

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA -1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.605%	14,739,499	1,540,276
CMO Series 2019-128 Class YS -1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	38,071,692	225,084
CMO Series 2019-43 Class NS -1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	15,190,870	254,107
CMO Series 2020-104 Class SA -1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.754%	10,426,808	1,032,634
CMO Series 2020-133 Class DS -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.855%	66,205,460	6,835,952
CMO Series 2020-148 Class SA -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.855%	20,417,704	2,188,435
CMO Series 2020-160 Class AS -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.855%	34,062,310	4,343,221
CMO Series 2020-175 Class NS -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.855%	24,484,409	2,790,167
CMO Series 2020-187 Class SE -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.855%	18,760,432	2,156,949
CMO Series 2020-31 Class ES -1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.605%	19,601,695	2,222,844

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class SA -1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.605%	22,574,183	2,460,006
CMO Series 2020-62 Class SK -1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.705%	9,870,417	1,021,980
CMO Series 2020-67 Class KS -1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	0.504%	19,542,439	1,791,129
CMO Series 2020-78 Class SD -1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.705%	25,809,830	2,647,412
CMO Series 2021-117 Class HS -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.855%	27,759,944	3,190,925
CMO Series 2021-119 Class SC -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.855%	28,493,534	3,155,799
CMO Series 2021-122 Class SB -1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	63,147,860	385,619
CMO Series 2021-122 Class SG -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.855%	64,319,248	6,867,617
CMO Series 2021-142 Class SL -1.0 x 1-month Term SOFR + 0.630% Cap 6.300% 08/20/2051	0.855%	64,976,689	7,583,429
CMO Series 2021-155 Class SM -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.855%	33,266,924	3,674,658

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	11

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.855%	49,665,359	5,551,956
CMO Series 2021-160 Class S -1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	82,825,858	507,557
CMO Series 2021-161 Class SL -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.855%	40,649,012	5,030,994
CMO Series 2021-193 Class ES 30-day Average SOFR + 1.700% 11/20/2051	0.000%	287,351,416	998,834
CMO Series 2021-42 Class SD -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.855%	40,664,284	5,023,836
CMO Series 2021-96 Class US -1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	47,812,721	405,232
CMO Series 2021-97 Class CS -1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.855%	47,458,646	5,300,367
CMO Series 2022-46 Class SE -1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	28,621,530	390,844
CMO Series 2022-83 Class AS -1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.705%	26,019,308	2,678,245
CMO Series 2022-90 Class SJ -1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.605%	36,002,024	3,890,483

Residential Mortgage-Backed Securities—Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-101 Class CS -1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.675%	99,105,742	5,426,991
CMO Series 2023-115 Class SM -1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.575%	68,887,326	2,802,419
CMO Series 2023-173 Class SB -1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.329%	69,470,000	4,499,002
CMO Series 2023-47 Class AS -1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.025%	32,320,879	2,679,362
CMO Series 2023-66 Class BS -1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.825%	25,000,706	2,307,248
CMO Series 2023-66 Class SQ -1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.075%	73,489,267	3,907,358
Government National Mortgage Association TBA(i)
12/20/2053	4.500%	240,000,000	226,958,011
Uniform Mortgage-Backed Security TBA(i)
12/13/2053	3.000%	372,000,000	313,502,152
12/13/2053	3.500%	403,420,484	353,708,321
12/13/2053	4.000%	592,500,000	537,867,335
12/13/2053	4.500%	745,000,000	697,531,118
12/13/2053	5.000%	281,000,000	270,395,732
12/13/2053	6.000%	260,000,000	260,721,882

Total Residential Mortgage-Backed Securities—Agency (Cost $3,229,730,395)			3,161,905,506

Residential Mortgage-Backed Securities—Non-Agency 51.7%
510 Asset Backed Trust(a),(f) CMO Series 2021-NPL2 Class A1 06/25/2061	2.116%	2,331,905	2,194,750
Ajax Mortgage Loan Trust(a),(f) CMO Series 2021-B Class A 06/25/2066	2.239%	3,337,667	3,177,233
CMO Series 2021-C Class A 01/25/2061	2.115%	5,139,006	4,842,805

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a) CMO Series 2021-WL1 Class A1 01/25/2026	3.280%	2,694,430	2,498,591
Angel Oak Mortgage Trust(a),(f) CMO Series 2021-5 Class A3 07/25/2066	1.311%	4,674,507	3,799,224
Subordinated CMO Series 2019-6 Class B1 11/25/2059	3.941%	9,450,000	8,072,666
Angel Oak Mortgage Trust I LLC(a),(f) Subordinated CMO Series 2019-2 Class B2 03/25/2049	6.286%	4,800,000	4,758,750
Bellemeade Re Ltd.(a),(b) CMO Series 2019-4A Class M1C 1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.957%	604,486	605,899
CMO Series 2021-2A Class M2 30-day Average SOFR + 2.900% Floor 2.900% 06/25/2031	8.221%	15,250,000	15,247,705
Subordinated CMO Series 2019-4A Class B1 1-month Term SOFR + 3.964% Floor 3.850% 10/25/2029	9.307%	17,089,000	17,352,815
Subordinated CMO Series 2020-4A Class B1 1-month Term SOFR + 5.114% Floor 5.000% 06/25/2030	10.457%	7,200,000	7,220,797
Subordinated CMO Series 2021-1A Class B1 30-day Average SOFR + 6.750% Floor 6.750% 03/25/2031	12.078%	3,750,000	3,759,486
Subordinated CMO Series 2021-2A Class B1 30-day Average SOFR + 4.150% Floor 4.150% 06/25/2031	9.471%	2,800,000	2,797,372
BRAVO Residential Funding Trust(a),(f) CMO Series 2020-NQM1 Class B1 05/25/2060	5.086%	2,200,000	2,035,827
CMO Series 2020-NQM1 Class B2 05/25/2060	5.768%	2,800,000	2,685,939
CMO Series 2021-B Class A1 04/01/2069	2.115%	6,594,501	6,328,872
Subordinated CMO Series 2021-NQM2 Class B1 03/25/2060	3.044%	6,626,000	5,467,633
Subordinated CMO Series 2021-NQM2 Class B2 03/25/2060	4.099%	4,100,000	3,175,520

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(b) CMO Series 2021-HE2 Class B1 30-day Average SOFR + 2.400% 11/25/2069	7.721%	6,000,000	5,701,873
Subordinated CMO Series 2021-HE1 Class B1 30-day Average SOFR + 2.500% 01/25/2070	7.828%	6,708,000	6,474,305
Subordinated CMO Series 2021-HE1 Class B2 30-day Average SOFR + 3.000% 01/25/2070	8.328%	4,129,000	3,896,866
Subordinated CMO Series 2021-HE2 Class B2 30-day Average SOFR + 3.400% 11/25/2069	7.893%	6,570,000	6,177,528
BVRT Financing Trust(a),(b),(d) CMO Series 2021-3F Class M2 30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	36,034,987	36,034,987
CMO Series 2021-CRT1 Class M4 30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	16,169,751	15,558,050
CMO Series 2021-CRT3 Class B1 30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	15,200,000	15,200,000
CHNGE Mortgage Trust(a),(f) CMO Series 2023-3 Class M1 07/25/2058	8.258%	8,900,000	8,752,213
Subordinated CMO Series 2022-2 Class B1 03/25/2067	4.627%	4,050,000	2,907,318
Subordinated CMO Series 2023-1 Class B1 03/25/2058	8.334%	5,373,000	5,043,812
Subordinated CMO Series 2023-1 Class B2 03/25/2058	8.334%	2,765,000	2,427,716
Subordinated CMO Series 2023-2 Class B1 06/25/2058	8.271%	2,371,000	2,260,542
Subordinated CMO Series 2023-3 Class B1 07/25/2058	8.258%	3,700,000	3,449,859
CIM Trust(a),(f) CMO Series 2021-NR1 Class A1 07/25/2055	2.569%	8,552,779	8,348,591

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	13

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NR2 Class A1 07/25/2059	2.568%	17,801,397	17,292,743
CMO Series 2021-NR4 Class A1 10/25/2061	2.816%	5,716,292	5,454,607
COLT Mortgage Loan Trust(a),(f) CMO Series 2020-2 Class M1 03/25/2065	5.250%	1,463,000	1,381,845
CMO Series 2021-3 Class A3 09/27/2066	1.419%	7,208,057	5,483,487
Subordinated CMO Series 2020-2 Class B1 03/25/2065	5.250%	3,716,000	3,329,981
Subordinated CMO Series 2021-4 Class B1 10/25/2066	3.764%	5,969,000	3,741,801
Subordinated Series 2021-3 Class B1 09/27/2066	3.059%	2,502,000	1,293,527
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1B1 30-day Average SOFR + 4.750% Floor 4.750% 06/25/2043	10.078%	4,610,000	4,829,872
Subordinated CMO Series 2021-R03 Class 1B2 30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.828%	13,909,000	13,781,434
Subordinated CMO Series 2022-R01 Class 1B2 30-day Average SOFR + 6.000% 12/25/2041	11.328%	29,500,000	29,965,799
Subordinated CMO Series 2022-R02 Class 2B2 30-day Average SOFR + 7.650% 01/25/2042	12.978%	27,000,000	27,639,681
Subordinated CMO Series 2022-R07 Class 1B2 30-day Average SOFR + 12.000% 06/25/2042	17.328%	7,300,000	8,723,272
Credit Suisse Mortgage Trust(a),(f) CMO Series 2022-JR1 Class A1 10/25/2066	4.267%	11,158,693	10,883,098
CSMC Trust(a),(f)
CMO Series 2021-JR2 Class A1 11/25/2061	2.215%	4,120,300	3,931,725
CMO Series 2022-RPL3 Class A1 03/25/2061	3.613%	9,924,548	9,694,894

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(a),(b) Subordinated CMO Series 2021-R02 Class 2B2 30-day Average SOFR + 6.200% 11/25/2041	11.528%	15,900,000	16,267,835
FMC GMSR Issuer Trust(a),(f) CMO Series 2020-GT1 Class A 01/25/2026	4.450%	9,050,000	7,956,612
Freddie Mac STACR(b) CMO Series 2020-CS02 Class M4 30-day Average SOFR + 0.000% 06/25/2033	4.617%	16,948,063	16,068,392
Freddie Mac STACR REMIC Trust(a),(b) Subordinated CMO Series 2020-DNA4 Class B1 30-day Average SOFR + 6.114% 08/25/2050	11.443%	9,533,301	10,584,617
Subordinated CMO Series 2020-DNA5 Class B1 30-day Average SOFR + 4.800% 10/25/2050	10.117%	11,200,000	12,157,139
Subordinated CMO Series 2020-DNA6 Class B2 30-day Average SOFR + 5.650% 12/25/2050	10.978%	15,500,000	16,294,949
Subordinated CMO Series 2020-HQA3 Class B1 30-day Average SOFR + 5.864% 07/25/2050	11.193%	6,823,616	7,510,467
Subordinated CMO Series 2020-HQA4 Class B1 30-day Average SOFR + 5.364% 09/25/2050	10.693%	14,564,561	15,728,270
Subordinated CMO Series 2021-DNA1 Class B2 30-day Average SOFR + 4.750% 01/25/2051	10.078%	22,950,000	22,717,542
Subordinated CMO Series 2021-DNA5 Class B2 30-day Average SOFR + 5.500% 01/25/2034	10.828%	46,650,000	46,919,413
Subordinated CMO Series 2021-DNA6 Class B2 30-day Average SOFR + 7.500% 10/25/2041	12.828%	12,600,000	13,192,040
Subordinated CMO Series 2022-DNA1 Class B2 30-day Average SOFR + 7.100% 01/25/2042	12.428%	19,900,000	20,268,600

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d),(e) CMO Series 2019-CS02 Class M2 1-month Term SOFR + 0.000% 02/25/2032	4.506%	17,943,425	17,640,630
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b) Subordinated CMO Series 2020-DNA3 Class B1 30-day Average SOFR + 5.214% 06/25/2050	10.543%	4,105,677	4,457,009
Subordinated CMO Series 2020-HQA5 Class B1 30-day Average SOFR + 4.000% 11/25/2050	9.328%	6,750,000	7,228,152
Subordinated CMO Series 2020-HQA5 Class B2 30-day Average SOFR + 7.400% 11/25/2050	12.728%	14,200,000	15,805,496
Subordinated CMO Series 2021-DNA7 Class B2 30-day Average SOFR + 7.800% 11/25/2041	13.121%	31,278,740	33,414,868
GCAT Trust(a),(f) CMO Series 2019-NQM3 Class M1 11/25/2059	3.450%	5,650,000	4,208,659
Genworth Mortgage Insurance Corp.(a),(b) CMO Series 2021-3 Class M1B 30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.221%	29,500,000	29,591,721
Subordinated CMO Series 2021-3 Class B1 30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.271%	7,500,000	7,539,806
Homeward Opportunities Fund I Trust(a),(f) Subordinated CMO Series 2020-2 Class B1 05/25/2065	5.450%	3,750,000	3,355,402
Homeward Opportunities Fund Trust(a),(f) CMO Series 2022-1 Class M1 07/25/2067	5.054%	3,000,000	2,575,544
Imperial Fund Mortgage Trust(a),(f) Subordinated CMO Series 2021-NQM3 Class B1 11/25/2056	4.147%	7,384,000	4,795,785
LHOME Mortgage Trust(a),(f) CMO Series 2021-RTL3 Class A1 09/25/2026	2.363%	24,325,926	23,543,976

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
loanDepot GMSR Master Trust(a),(b) Series 2018-GT1 Class A 1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	8.227%	7,580,000	7,000,898
MFA Trust(a),(f) CMO Series 2020-NQM3 Class M1 01/26/2065	2.654%	3,500,000	2,798,526
Subordinated CMO Series 2020-NQM3 Class B1 01/26/2065	3.661%	6,250,000	4,840,660
New Residential Mortgage Loan Trust(a),(f),(g) CMO Series 2014-1A Class AIO 01/25/2054	2.250%	3,892,168	174,284
New Residential Mortgage Loan Trust(a),(f) Subordinated CMO Series 2019-RPL3 Class B4 07/25/2059	4.012%	9,250,000	5,670,991
New York Mortgage Trust(a),(f) CMO Series 2021-BPL1 Class A1 05/25/2026	2.239%	7,327,614	7,200,619
CMO Series 2021-BPL1 Class A2 05/25/2026	2.981%	3,032,953	2,979,884
NRZ Excess Spread-Collateralized Notes(a) Series 2020-PLS1 Class A 12/25/2025	3.844%	2,657,436	2,504,269
Oaktown Re VI Ltd.(a),(b) CMO Series 2021-1A Class B1 30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.828%	2,373,000	2,465,876
CMO Series 2021-1A Class M2 30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.278%	6,500,000	6,649,842
OBX Trust(a),(f) CMO Series 2021-NQM3 Class A1 07/25/2061	1.054%	6,213,138	4,593,155
OSAT Trust(a),(f) CMO Series 2021-RPL1 Class A2 05/25/2065	3.967%	5,000,000	4,393,074
PMT Credit Risk Transfer Trust(a),(b) Series 2019-2R Class A 1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.216%	6,560,485	6,549,378
PNMAC GMSR Issuer Trust(a),(b) CMO Series 2018-GT1 Class A 1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.307%	19,379,000	19,379,188

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	15

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A 1-month Term SOFR + 2.764% 08/25/2025	8.107%	17,570,000	17,575,271
Point Securitization Trust(a),(f) CMO Series 2021-1 Class A1 02/25/2052	3.228%	11,804,297	10,853,492
Preston Ridge Partners Mortgage(a),(f) CMO Series 2021-2 Class A2 03/25/2026	3.770%	18,598,000	17,370,566
CMO Series 2021-3 Class A2 04/25/2026	3.720%	7,000,000	6,159,799
CMO Series 2021-4 Class A2 04/25/2026	3.474%	5,350,000	4,790,012
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-4 Class A1 10/25/2025	2.610%	5,959,008	5,829,199
CMO Series 2020-6 Class A2 11/25/2025	4.703%	2,309,014	2,194,522
Preston Ridge Partners Mortgage Trust(a),(f) CMO Series 2021-1 Class A1 01/25/2026	2.115%	5,872,471	5,660,819
CMO Series 2021-1 Class A2 01/25/2026	3.720%	28,254,000	26,171,813
CMO Series 2021-2 Class A1 03/25/2026	2.115%	4,949,233	4,761,565
CMO Series 2021-5 Class A2 06/25/2026	3.721%	16,300,000	14,803,896
CMO Series 2021-8 Class A1 09/25/2026	1.743%	13,511,149	12,659,602
CMO Series 2023-RCF1 Class M2 06/25/2053	4.000%	7,802,000	6,022,479
CMO Series 2023-RCF2 Class M1 11/25/2053	4.000%	1,724,000	1,397,828
Preston Ridge Partners Mortgage Trust(a) CMO Series 2023-RCF2 Class M2 11/25/2053	4.000%	3,688,000	2,781,750
Pretium Mortgage Credit Partners(a),(f) CMO Series 2022-NPL1 Class A1 01/25/2052	2.981%	15,340,716	14,730,802
Pretium Mortgage Credit Partners I LLC(a),(f) CMO Series 2021-NPL1 Class A1 09/27/2060	2.240%	4,970,848	4,880,419
Pretium Mortgage Credit Partners LLC(a),(f) CMO Series 2021-NPL6 Class A2 07/25/2051	5.071%	11,100,000	9,708,021
CMO Series 2021-RN2 Class A1 07/25/2051	1.744%	3,573,345	3,345,126

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(f) Subordinated CMO Series 2023-NQM1 Class B1 01/25/2068	6.418%	2,700,000	2,422,315
Radnor Re Ltd.(a),(b) Subordinated CMO Series 2021-1 Class B1 30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	10.328%	4,750,000	4,750,008
Residential Mortgage Loan Trust(a),(f) CMO Series 2019-3 Class M1 09/25/2059	3.257%	6,378,000	6,015,459
Subordinated CMO Series 2020-1 Class B1 01/26/2060	3.946%	3,938,000	3,201,953
RUN Trust(a),(f) CMO Series 2022-NQM1 Class M1 03/25/2067	4.050%	5,000,000	3,532,889
Saluda Grade Alternative Mortgage Trust(a) CMO Series 2020-FIG1 Class A3 09/25/2050	5.086%	2,468,815	2,386,131
Saluda Grade Alternative Mortgage Trust(d),(e),(f) Subordinated CMO Series 2023-FIG3 Class CE 08/25/2053	29.142%	9,012,380	10,995,104
Stanwich Mortgage Loan Co. LLC(a),(f) CMO Series 2021-NPB1 Class A1 10/16/2026	2.735%	20,425,531	18,810,697
CMO Series 2021-NPB1 Class A2 10/16/2026	4.375%	15,500,000	13,207,517
Starwood Mortgage Residential Trust(a),(f) CMO Series 2020-3 Class B1 04/25/2065	4.750%	4,750,000	3,956,364
CMO Series 2021-3 Class A1 06/25/2056	1.127%	4,765,817	3,761,654
Starwood Mortgage Residential Trust(a) Subordinated CMO Series 2020-INV1 Class B1 11/25/2055	3.257%	3,200,000	2,588,702
Subordinated CMO Series 2020-INV1 Class B2 11/25/2055	4.261%	1,400,000	1,022,366
Stonnington Mortgage Trust(a),(d),(e),(f) CMO Series 2020-1 Class A 07/28/2024	5.500%	486,590	479,291
Toorak Mortgage Corp., Ltd.(a),(f) CMO Series 2021-1 Class A1 06/25/2024	2.240%	13,035,539	12,833,801
Triangle Re Ltd.(a),(b) CMO Series 2021-2 Class M2 1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.957%	10,000,000	10,389,939

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-1 Class B1 1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.957%	22,926,000	23,052,673
Subordinated CMO Series 2021-2 Class B1 1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.957%	7,100,000	7,541,962
VCAT Asset Securitization LLC(a),(f) CMO Series 2021-NPL3 Class A2 05/25/2051	3.967%	3,980,000	3,322,131
CMO Series 2021-NPL6 Class A1 09/25/2051	1.917%	10,847,900	10,275,927
VCAT LLC(a),(f) CMO Series 2021-NPL2 Class A2 03/27/2051	4.212%	5,500,000	5,019,838
Vericrest Opportunity Loan Transferee(a),(f) CMO Series 2021-NPL4 Class A1 03/27/2051	2.240%	6,464,179	6,223,375
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f) CMO Series 2021-NPL3 Class A1 02/27/2051	2.240%	8,663,465	8,378,984
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f) CMO Series 2021-NPL5 Class A1 03/27/2051	2.116%	13,927,681	13,323,664
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f) CMO Series 2021-NPL6 Class A1 04/25/2051	2.240%	12,523,829	11,801,414
Verus Securitization Trust(a),(f) CMO Series 2021-4 Class A1 07/25/2066	0.938%	9,069,992	6,817,113
Subordinated CMO Series 2019-4 Class B1 11/25/2059	3.860%	4,150,000	3,446,048
Subordinated CMO Series 2020-1 Class B1 01/25/2060	3.624%	6,000,000	4,699,690
Subordinated CMO Series 2020-4 Class B2 05/25/2065	5.600%	2,000,000	1,695,183
Subordinated CMO Series 2023-1 Class B1 12/25/2067	6.972%	7,000,000	6,484,477
Subordinated CMO Series 2023-INV1 Class B1 02/25/2068	7.594%	4,198,000	3,927,193

Residential Mortgage-Backed Securities—Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-5 Class B1 09/25/2066	3.037%	3,800,000	2,183,084
Subordinated Series 2021-5 Class B2 09/25/2066	3.941%	3,500,000	2,105,832
Verus Securitization Trust(a) CMO Series 2021-R2 Class M1 02/25/2064	2.244%	3,781,000	2,980,425
Subordinated CMO Series 2020-INV1 Class B1 03/25/2060	5.750%	1,050,000	950,217
Subordinated CMO Series 2020-INV1 Class B2 03/25/2060	6.000%	3,150,000	2,872,104
Visio Trust(a),(f) CMO Series 2019-2 Class M1 11/25/2054	3.260%	1,400,000	1,178,680
Subordinated CMO Series 2019-2 Class B1 11/25/2054	3.910%	1,200,000	1,025,157
Vista Point Securitization Trust(a),(f) Subordinated CMO Series 2020-1 Class B1 03/25/2065	5.342%	2,000,000	1,837,834

Total Residential Mortgage-Backed Securities—Non-Agency (Cost $1,232,027,943)			1,205,901,054

Call Option Contracts Purchased 1.1%

			Value ($)
(Cost $68,945,625)			25,490,610

Money Market Funds 5.7%

		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(j),(k)		134,368,451	134,341,577

Total Money Market Funds (Cost $134,309,299)			134,341,577

Total Investments in Securities (Cost: $5,139,333,825)			4,903,281,497

Other Assets & Liabilities, Net			(2,571,120,452)

Net Assets			2,332,161,045

At November 30, 2023, securities and/or cash totaling $59,031,896 were pledged as collateral.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	17

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Investments in derivatives

Long futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	638	03/2024	USD	130,446,078	437,026	—
U.S. Treasury 5-Year Note	11,398	03/2024	USD	1,217,894,115	6,498,661	—
U.S. Treasury Ultra Bond	110	03/2024	USD	13,530,000	153,199	—

Total					7,088,886	—

Short futures contracts

Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(220)	03/2024	USD	(25,616,250)	171,316	—
U.S. Long Bond	(1,745)	03/2024	USD	(203,183,438)	—	(1,401,673)
U.S. Treasury 10-Year Note	(23,697)	03/2024	USD	(2,601,856,547)	—	(24,413,834)

Total					171,316	(25,815,507)

Call option contracts purchased

Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	175,000,000	175,000,000	3.00	12/01/2023	6,037,500	17
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,000,000	93,000,000	3.75	11/18/2024	2,473,800	2,686,612
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	735,000,000	735,000,000	3.50	12/12/2023	22,171,275	76,440
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	250,000,000	250,000,000	3.00	01/10/2024	8,537,500	26,900
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	325,000,000	325,000,000	3.60	01/11/2024	8,921,250	810,550
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	330,000,000	330,000,000	3.75	09/20/2024	9,900,000	8,529,015
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	280,000,000	280,000,000	4.00	11/06/2024	8,400,000	10,856,776
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	79,000,000	79,000,000	3.75	11/29/2024	2,504,300	2,504,300

Total							68,945,625	25,490,610

Credit default swap contracts—buy protection

Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,974,765	(5,000)	318,720	—	1,651,045	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	4,048,268	(10,250)	5,102,620	—	—	(1,064,602)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	9,873,825	(25,000)	13,278,745	—	—	(3,429,920)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,974,765	(5,000)	1,492,815	—	476,950	—

Total							17,871,623	(45,250)	20,192,900	—	2,127,995	(4,494,522)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Credit default swap contracts—sell protection

Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	17.069	USD	10,000,000	(2,992,260)	5,000	—	(2,104,362)	—	(882,898)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	17.069	USD	40,000,000	(11,969,040)	20,000	—	(4,669,258)	—	(7,279,782)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	8,800,000	(2,633,189)	4,400	—	(1,966,152)	—	(662,637)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	10,000,000	(2,992,260)	5,000	—	(1,850,452)	—	(1,136,808)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	16,500,000	(4,937,229)	8,250	—	(3,146,273)	—	(1,782,706)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	13,000,000	(3,889,938)	6,500	—	(1,974,319)	—	(1,909,119)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	17.069	USD	26,500,000	(7,929,489)	13,250	—	(4,782,822)	—	(3,133,417)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	154.227	USD	1,613,391	(321,880)	806	—	(126,360)	—	(194,714)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	154.227	USD	3,163,511	(631,138)	1,582	—	(162,657)	—	(466,899)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.804	USD	2,750,000	(445,605)	1,376	—	(550,837)	106,608	—

Total								(38,742,028)	66,164	—	(21,333,492)	106,608	(17,448,980)

*

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $1,565,841,293, which represents 67.14% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2023.
(c)

Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2023 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $50,940,150, which represents 2.18% of total net assets.

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2023.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	19

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Notes to Portfolio of Investments (continued)

(h)	Represents a security in default.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(k)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period ($)	Purchases ($)	Sales ($)	Net change in unrealized appreciation (depreciation) ($)	End of period ($)	Realized gain (loss) ($)	Dividends ($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	63,646,647	1,093,278,044	(1,022,606,854)	23,740	134,341,577	9,736	3,463,676	134,368,451

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Currency Legend

USD	US Dollar

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

PORTFOLIO OF INVESTMENTS (continued)

November 30, 2023 (Unaudited)

Fair value measurements (continued)

in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier. The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2023:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities—Non-Agency	—	249,334,590	32,603,054	281,937,644
Commercial Mortgage-Backed Securities—Agency	—	3,006,381	—	3,006,381
Commercial Mortgage-Backed Securities— Non-Agency	—	90,698,725	—	90,698,725
Residential Mortgage-Backed Securities—Agency	—	3,161,905,506	—	3,161,905,506
Residential Mortgage-Backed Securities— Non-Agency	—	1,109,992,992	95,908,062	1,205,901,054
Call Option Contracts Purchased	—	25,490,610	—	25,490,610
Money Market Funds	134,341,577	—	—	134,341,577

Total Investments in Securities	134,341,577	4,640,428,804	128,511,116	4,903,281,497

Investments in Derivatives
Asset
Futures Contracts	7,260,202	—	—	7,260,202
Swap Contracts	—	2,234,603	—	2,234,603
Liability
Futures Contracts	(25,815,507)	—	—	(25,815,507)
Swap Contracts	—	(21,943,502)	—	(21,943,502)

Total	115,786,272	4,620,719,905	128,511,116	4,865,017,293

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Balance as of 05/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2023 ($)
Asset-Backed Securities—Non-Agency	41,377,838	(70,754,488)	—	66,007,152	—	(4,027,448)	—	—	32,603,054
Residential Mortgage-Backed Securities—Non-Agency	134,816,392	449,624	594	3,553,661	11,332,732	(54,244,941)	—	—	95,908,062

Total	176,194,230	(70,304,864)	594	69,560,813	11,332,732	(58,272,389)	—	—	128,511,116

(a)

Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2023 was $66,347,435, which is comprised of Asset-Backed Securities — Non-Agency of $66,005,761 and Residential Mortgage-Backed Securities — Non-Agency of $341,674.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	21

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,936,078,901)	$4,743,449,310
Affiliated issuers (cost $134,309,299)	134,341,577
Option contracts purchased (cost $68,945,625)	25,490,610
Cash collateral held at broker for:
Other(a)	1,786,000
Margin deposits on:
Futures contracts	57,245,896
Unrealized appreciation on swap contracts	2,234,603
Upfront payments on swap contracts	20,192,900
Receivable for:
Investments sold	19,411
Investments sold on a delayed delivery basis	320,546,810
Capital shares sold	1,608,297
Dividends	662,278
Interest	12,066,044
Variation margin for futures contracts	16,190,745
Expense reimbursement due from Investment Manager	1,827
Prepaid expenses	17,240

Total assets	5,335,853,548

Liabilities
Due to custodian	43,986
Unrealized depreciation on swap contracts	21,943,502
Upfront receipts on swap contracts	21,333,492
Payable for:
Investments purchased	32,127,244
Investments purchased on a delayed delivery basis	2,917,304,195
Capital shares redeemed	3,942,173
Variation margin for futures contracts	6,576,595
Management services fees	40,917
Distribution and/or service fees	3,688
Transfer agent fees	198,778
Trustees’ fees	96,743
Compensation of chief compliance officer	237
Other expenses	80,953

Total liabilities	3,003,692,503

Net assets applicable to outstanding capital stock	$2,332,161,045

Represented by
Paid in capital	3,411,378,456
Total distributable earnings (loss)	(1,079,217,411)

Total—representing net assets applicable to outstanding capital stock	$2,332,161,045

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

STATEMENT OF ASSETS AND LIABILITIES (continued)

November 30, 2023 (Unaudited)

Class A
Net assets	$368,389,329
Shares outstanding	47,524,393
Net asset value per share	$7.75
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$7.99
Advisor Class
Net assets	$103,647,185
Shares outstanding	13,395,145
Net asset value per share	$7.74
Class C
Net assets	$41,511,762
Shares outstanding	5,358,014
Net asset value per share	$7.75
Institutional Class
Net assets	$1,089,180,184
Shares outstanding	140,610,550
Net asset value per share	$7.75
Institutional 2 Class
Net assets	$528,328,028
Shares outstanding	68,241,557
Net asset value per share	$7.74
Institutional 3 Class
Net assets	$201,104,557
Shares outstanding	25,949,504
Net asset value per share	$7.75

(a)	Includes collateral related to option contracts purchased and swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	23

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,463,676
Interest	90,130,146
Interfund lending	4,054

Total income	93,597,876

Expenses:
Management services fees	7,756,827
Distribution and/or service fees
Class A	442,382
Class C	226,668
Transfer agent fees
Class A	173,443
Advisor Class	61,863
Class C	22,204
Institutional Class	609,622
Institutional 2 Class	132,378
Institutional 3 Class	5,802
Trustees’ fees	25,286
Custodian fees	34,734
Printing and postage fees	83,228
Registration fees	107,832
Accounting services fees	25,851
Legal fees	23,306
Interest on collateral	546,682
Compensation of chief compliance officer	237
Other	26,042

Total expenses	10,304,387

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(196,897)

Total net expenses	10,107,490

Net investment income	83,490,386

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(200,304,416)
Investments — affiliated issuers	9,736
Foreign currency translations	118
Futures contracts	77,407,588
Option contracts purchased	(51,809,805)
Option contracts written	(11,833,975)
Swap contracts	(4,004,416)

Net realized loss	(190,535,170)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	116,395,651
Investments — affiliated issuers	23,740
Futures contracts	(7,897,228)
Option contracts purchased	(13,959,825)
Option contracts written	561,314
Swap contracts	830,045

Net change in unrealized appreciation (depreciation)	95,953,697

Net realized and unrealized loss	(94,581,473)

Net decrease in net assets resulting from operations	$(11,091,087)

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations
Net investment income	$83,490,386	$197,179,995
Net realized loss	(190,535,170)	(488,144,607)
Net change in unrealized appreciation (depreciation)	95,953,697	(85,469,410)

Net decrease in net assets resulting from operations	(11,091,087)	(376,434,022)

Distributions to shareholders
Net investment income and net realized gains
Class A	(12,129,636)	(24,674,274)
Advisor Class	(4,433,904)	(14,075,726)
Class C	(1,352,315)	(3,603,885)
Institutional Class	(43,203,751)	(106,156,971)
Institutional 2 Class	(16,739,319)	(31,267,712)
Institutional 3 Class	(7,248,909)	(17,108,035)

Total distributions to shareholders	(85,107,834)	(196,886,603)

Decrease in net assets from capital stock activity	(78,335,521)	(829,079,379)

Total decrease in net assets	(174,534,442)	(1,402,400,004)
Net assets at beginning of period	2,506,695,487	3,909,095,491

Net assets at end of period	$2,332,161,045	$2,506,695,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)		Year Ended May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	7,404,566	57,975,264	20,787,809	181,705,951
Distributions reinvested	1,571,881	12,123,719	2,940,103	24,662,667
Shares redeemed	(5,222,539)	(40,309,235)	(22,703,765)	(192,945,494)

Net increase	3,753,908	29,789,748	1,024,147	13,423,124

Advisor Class
Shares sold	3,349,242	25,795,591	8,214,755	70,299,900
Distributions reinvested	574,672	4,428,806	1,664,639	14,055,653
Shares redeemed	(9,067,659)	(69,391,676)	(25,355,349)	(217,252,053)

Net decrease	(5,143,745)	(39,167,279)	(15,475,955)	(132,896,500)

Class C
Shares sold	285,385	2,226,553	920,257	7,803,452
Distributions reinvested	174,396	1,344,939	427,612	3,590,282
Shares redeemed	(1,409,714)	(10,976,382)	(3,003,946)	(25,446,529)

Net decrease	(949,933)	(7,404,890)	(1,656,077)	(14,052,795)

Institutional Class
Shares sold	32,000,422	248,799,779	94,374,552	797,976,808
Distributions reinvested	5,530,151	42,647,996	12,455,172	104,797,230
Shares redeemed	(64,020,995)	(494,327,304)	(164,127,766)	(1,398,778,903)

Net decrease	(26,490,422)	(202,879,529)	(57,298,042)	(496,004,865)

Institutional 2 Class
Shares sold	25,390,944	197,828,468	28,013,811	239,552,014
Distributions reinvested	2,173,809	16,695,810	3,715,773	31,221,508
Shares redeemed	(11,583,529)	(89,130,526)	(46,790,133)	(406,914,625)

Net increase (decrease)	15,981,224	125,393,752	(15,060,549)	(136,141,103)

Institutional 3 Class
Shares sold	5,741,733	45,390,227	10,650,344	93,263,692
Distributions reinvested	939,993	7,248,909	2,010,075	16,938,515
Shares redeemed	(4,743,719)	(36,706,459)	(20,145,074)	(173,609,447)

Net increase (decrease)	1,938,007	15,932,677	(7,484,655)	(63,407,240)

Total net decrease	(10,910,961)	(78,335,521)	(95,951,131)	(829,079,379)

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

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Columbia Mortgage Opportunities Fund | Semiannual Report 2023	27

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2023 (Unaudited)	$8.04	0.26	(0.29)	(0.03)	(0.26)	—	(0.26)
Year Ended 5/31/2023	$9.59	0.56	(1.54)	(0.98)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$10.87	0.48	(1.30)	(0.82)	(0.40)	(0.06)	(0.46)
Year Ended 5/31/2021	$9.35	0.47	1.66	2.13	(0.43)	(0.18)	(0.61)
Year Ended 5/31/2020	$10.19	0.40	(0.85)	(0.45)	(0.31)	(0.08)	(0.39)
Year Ended 5/31/2019	$9.93	0.44	0.25	0.69	(0.40)	(0.03)	(0.43)
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$8.03	0.27	(0.29)	(0.02)	(0.27)	—	(0.27)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.18	0.42	(0.83)	(0.41)	(0.34)	(0.08)	(0.42)
Year Ended 5/31/2019	$9.92	0.47	0.24	0.71	(0.42)	(0.03)	(0.45)
Class C
Six Months Ended 11/30/2023 (Unaudited)	$8.04	0.23	(0.28)	(0.05)	(0.24)	—	(0.24)
Year Ended 5/31/2023	$9.58	0.50	(1.53)	(1.03)	(0.51)	—	(0.51)
Year Ended 5/31/2022	$10.87	0.39	(1.30)	(0.91)	(0.32)	(0.06)	(0.38)
Year Ended 5/31/2021	$9.35	0.40	1.65	2.05	(0.35)	(0.18)	(0.53)
Year Ended 5/31/2020	$10.19	0.32	(0.84)	(0.52)	(0.24)	(0.08)	(0.32)
Year Ended 5/31/2019	$9.93	0.37	0.24	0.61	(0.32)	(0.03)	(0.35)
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$8.03	0.27	(0.28)	(0.01)	(0.27)	—	(0.27)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.19	0.42	(0.84)	(0.42)	(0.34)	(0.08)	(0.42)
Year Ended 5/31/2019	$9.93	0.47	0.24	0.71	(0.42)	(0.03)	(0.45)
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$8.03	0.27	(0.28)	(0.01)	(0.28)	—	(0.28)
Year Ended 5/31/2023	$9.58	0.59	(1.54)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.86	0.50	(1.29)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.18	0.42	(0.83)	(0.41)	(0.34)	(0.08)	(0.42)
Year Ended 5/31/2019	$9.92	0.47	0.25	0.72	(0.43)	(0.03)	(0.46)

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2023 (Unaudited)	$7.75	(0.25%)		1.06	%(c)	1.04	%(c)	6.65%	355%	$368,389
Year Ended 5/31/2023	$8.04	(10.26%)		1.03	%(c)	1.03	%(c),(d)	6.60%	624%	$351,898
Year Ended 5/31/2022	$9.59	(7.79%)		0.99	%(c)	0.99	%(c),(d)	4.58%	340%	$409,868
Year Ended 5/31/2021	$10.87	23.28%		1.01	%(c)	1.00	%(c),(d)	4.56%	496%	$191,161
Year Ended 5/31/2020	$9.35	(4.54%)		1.04	%(c),(e)	1.01	%(c),(e)	3.97%	819%	$92,796
Year Ended 5/31/2019	$10.19	7.12%		1.08	%(c)	1.01	%(c)	4.41%	528%	$123,926
Advisor Class
Six Months Ended 11/30/2023 (Unaudited)	$7.74	(0.12%)		0.81	%(c)	0.79	%(c)	6.89%	355%	$103,647
Year Ended 5/31/2023	$8.03	(10.04%)		0.78	%(c)	0.77	%(c),(d)	6.86%	624%	$148,830
Year Ended 5/31/2022	$9.58	(7.56%)		0.74	%(c)	0.74	%(c),(d)	4.65%	340%	$325,742
Year Ended 5/31/2021	$10.86	23.48%		0.76	%(c)	0.75	%(c),(d)	4.79%	496%	$424,803
Year Ended 5/31/2020	$9.35	(4.20%)		0.78	%(c),(e)	0.76	%(c),(e)	4.20%	819%	$146,447
Year Ended 5/31/2019	$10.18	7.39%		0.84	%(c)	0.76	%(c)	4.69%	528%	$196,808
Class C
Six Months Ended 11/30/2023 (Unaudited)	$7.75	(0.62%)		1.81	%(c)	1.79	%(c)	5.88%	355%	$41,512
Year Ended 5/31/2023	$8.04	(10.84%)		1.78	%(c)	1.78	%(c),(d)	5.85%	624%	$50,691
Year Ended 5/31/2022	$9.58	(8.57%)		1.74	%(c)	1.74	%(c),(d)	3.70%	340%	$76,327
Year Ended 5/31/2021	$10.87	22.37%		1.76	%(c)	1.75	%(c),(d)	3.82%	496%	$71,915
Year Ended 5/31/2020	$9.35	(5.26%)		1.79	%(c),(e)	1.76	%(c),(e)	3.26%	819%	$40,482
Year Ended 5/31/2019	$10.19	6.32%		1.84	%(c)	1.76	%(c)	3.69%	528%	$32,543
Institutional Class
Six Months Ended 11/30/2023 (Unaudited)	$7.75	0.00	%(f)	0.81	%(c)	0.79	%(c)	6.89%	355%	$1,089,180
Year Ended 5/31/2023	$8.03	(10.04%)		0.78	%(c)	0.77	%(c),(d)	6.84%	624%	$1,342,560
Year Ended 5/31/2022	$9.58	(7.56%)		0.74	%(c)	0.74	%(c),(d)	4.72%	340%	$2,150,404
Year Ended 5/31/2021	$10.86	23.48%		0.76	%(c)	0.75	%(c),(d)	4.80%	496%	$2,005,278
Year Ended 5/31/2020	$9.35	(4.29%)		0.78	%(c),(e)	0.76	%(c),(e)	4.23%	819%	$752,376
Year Ended 5/31/2019	$10.19	7.38%		0.84	%(c)	0.76	%(c)	4.71%	528%	$694,646
Institutional 2 Class
Six Months Ended 11/30/2023 (Unaudited)	$7.74	(0.10%)		0.76	%(c)	0.74	%(c)	6.97%	355%	$528,328
Year Ended 5/31/2023	$8.03	(10.01%)		0.74	%(c)	0.74	%(c)	6.87%	624%	$419,706
Year Ended 5/31/2022	$9.58	(7.52%)		0.70	%(c)	0.70	%(c)	4.76%	340%	$644,830
Year Ended 5/31/2021	$10.86	23.53%		0.72	%(c)	0.71	%(c)	4.82%	496%	$794,473
Year Ended 5/31/2020	$9.35	(4.15%)		0.74	%(c),(e)	0.71	%(c),(e)	4.26%	819%	$203,390
Year Ended 5/31/2019	$10.18	7.45%		0.77	%(c)	0.70	%(c)	4.70%	528%	$150,092

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	29

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$8.04	0.27	(0.28)	(0.01)	(0.28)	—	(0.28)
Year Ended 5/31/2023	$9.59	0.60	(1.55)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.87	0.49	(1.27)	(0.78)	(0.44)	(0.06)	(0.50)
Year Ended 5/31/2021	$9.35	0.51	1.66	2.17	(0.47)	(0.18)	(0.65)
Year Ended 5/31/2020	$10.19	0.43	(0.84)	(0.41)	(0.35)	(0.08)	(0.43)
Year Ended 5/31/2019	$9.93	0.47	0.25	0.72	(0.43)	(0.03)	(0.46)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2023	5/31/2023	5/31/2022	5/31/2021	5/31/2020	5/31/2019
Class A	0.04%	0.03%	less than 0.01%	less than 0.01%	0.01%	0.01%
Advisor Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%	0.01%
Class C	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%	0.01%
Institutional Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%	0.01%
Institutional 2 Class	0.04%	0.03%	less than 0.01%	less than 0.01%	0.01%	0.01%
Institutional 3 Class	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%	0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

FINANCIAL HIGHLIGHTS (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2023 (Unaudited)	$7.75	(0.08%)	0.72	%(c)	0.70	%(c)	6.98%	355%	$201,105
Year Ended 5/31/2023	$8.04	(9.95%)	0.69	%(c)	0.68	%(c)	6.96%	624%	$193,010
Year Ended 5/31/2022	$9.59	(7.47%)	0.65	%(c)	0.65	%(c)	4.65%	340%	$301,924
Year Ended 5/31/2021	$10.87	23.71%	0.67	%(c)	0.66	%(c)	4.92%	496%	$493,593
Year Ended 5/31/2020	$9.35	(4.20%)	0.69	%(c),(e)	0.66	%(c),(e)	4.36%	819%	$215,799
Year Ended 5/31/2019	$10.19	7.49%	0.72	%(c)	0.65	%(c)	4.71%	528%	$205,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	31

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1. Organization

Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.

As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.

Note 2. Summary of significant accounting policies

Basis of preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security valuation

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

32	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative instruments

The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	33

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

34	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Options contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to hedge certain Fund investment exposures, to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest rate swaption contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Swap contracts

Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	35

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.

Credit default swap contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

36	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of derivative transactions in the financial statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2023:

	Asset derivatives

Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,234,603	*
Credit risk	Upfront payments on swap contracts	20,192,900
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,260,202	*
Interest rate risk	Investments, at value — Option contracts purchased	25,490,610

Total		55,178,315

	Liability derivatives

Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	21,943,502	*
Credit risk	Upfront receipts on swap contracts	21,333,492
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	25,815,507	*

Total		69,092,501

*

Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	37

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2023:

Amount of realized gain (loss) on derivatives recognized in income

Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(4,004,416)	(4,004,416)
Interest rate risk	77,407,588	(51,809,805)	(11,833,975)	—	13,763,808

Total	77,407,588	(51,809,805)	(11,833,975)	(4,004,416)	9,759,392

Change in unrealized appreciation (depreciation) on derivatives recognized in income

Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	830,045	830,045
Interest rate risk	(7,897,228)	(13,959,825)	561,314	—	(21,295,739)

Total	(7,897,228)	(13,959,825)	561,314	830,045	(20,465,694)

The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2023:

Derivative instrument	Average notional amounts ($ )
Futures contracts — long	2,756,339,743
Futures contracts — short	3,254,691,803
Credit default swap contracts — buy protection	111,065,574
Credit default swap contracts — sell protection	143,187,769

Derivative instrument	Average value ($)
Option contracts purchased	25,086,900
Option contracts written	(3,041,045)

Asset- and mortgage-backed securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed delivery securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

38	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage dollar roll transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Interest only and principal only securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	39

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Offsetting of assets and liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2023:

	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
Call option contracts purchased	2,686,629	—	—	22,803,981	25,490,610
OTC credit default swap contracts(b)	—	20,351,130	1,969,765	106,608	22,427,503
Total assets	2,686,629	20,351,130	1,969,765	22,910,589	47,918,113
Liabilities
OTC credit default swap contracts(b)	—	19,430,822	—	23,846,172	43,276,994
Total liabilities	—	19,430,822	—	23,846,172	43,276,994
Total financial and derivative net assets	2,686,629	920,308	1,969,765	(935,583)	4,641,119
Total collateral received (pledged)(c)	2,686,629	920,308	1,969,765	(935,583)	4,641,119

Net amount(d)	—	—	—	—	—

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)

Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of class net asset value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

40	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Federal income tax status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncements and regulatory updates

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Note 3. Fees and other transactions with affiliates

Management services fees

The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.535% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2023 was 0.637% of the Fund’s average daily net assets.

Compensation of Board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” in the Statement of Operations.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	41

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Transfer agency fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

For the six months ended November 30, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2023, no minimum account balance fees were charged by the Fund.

Distribution and service fees

The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $288,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

42	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Sales charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2023, if any, are listed below:

	Front End (%)	CDSC (%)		Amount ($)
Class A	3.00	0.50 - 1.00	(a)	47,983
Class C	—	1.00	(b)	797

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Expenses waived/reimbursed by the Investment Manager and its affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:

	October 1, 2023 through September 30, 2024	Prior to October 1, 2023
Class A	0.99%	1.00%
Advisor Class	0.74	0.75
Class C	1.74	1.75
Institutional Class	0.74	0.75
Institutional 2 Class	0.69	0.71
Institutional 3 Class	0.65	0.66

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
5,138,193,000	175,717,000	(450,034,000)	(274,317,000)

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	43

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

The following capital loss carryforwards, determined at May 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

No expiration short-term ($)	No expiration long-term ($)	Total ($)
(347,414,695)	(268,117,609)	(615,532,304)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,843,224,372 and $16,785,236,122, respectively, for the six months ended November 30, 2023, of which $16,612,228,728 and $16,283,272,965, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated money market fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends—affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.

Note 7. Interfund lending

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

The Fund’s activity in the Interfund Program during the six months ended November 30, 2023 was as follows:

Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,685,714	5.65	7

Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2023.

44	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Note 8. Line of credit

The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.

The Fund had no borrowings during the six months ended November 30, 2023.

Note 9. Significant risks

Credit risk

Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Derivatives risk

Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

High-yield investments risk

Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest rate risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	45

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

Leverage risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Liquidity risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Market risk

The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Mortgage- and other asset-backed securities risk

The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the

46	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2023 (Unaudited)

quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 10. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	47

APPROVAL OF MANAGEMENT AGREEMENT

(Unaudited)

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mortgage Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:

•

Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Terms of the Management Agreement;

•

Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;

•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

48	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.

The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.

In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.

In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.

The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Mortgage Opportunities Fund | Semiannual Report 2023	49

APPROVAL OF MANAGEMENT AGREEMENT (continued)

(Unaudited)

The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.

The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the

Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

50	Columbia Mortgage Opportunities Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mortgage Opportunities Fund

P.O. Box 219104

Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2024 Columbia Management Investment Advisers, LLC.

columbiathreadneedleus.com/investor/

SAR251_05_P01_(01/24)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2024

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2024